    As filed with the Securities and Exchange Commission on February 12, 2004

                                File No. 33-3920
                                File No. 811-4615

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No._______                                      / /

     Post-Effective Amendment No. 35                                         /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/

     Amendment No. 35                                                        /X/

                        HARTFORD HLS SERIES FUND II, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

     / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on ____________ pursuant to paragraph (b) of Rule 485
     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /X/ on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485
     / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a / / previously filed post-effective amendment.

                               HARTFORD HLS FUNDS

                                 CLASS IA SHARES

                                   PROSPECTUS
                                   MAY 1, 2004


AS WITH ALL MUTUAL FUNDS,       HARTFORD ADVISERS HLS FUND
THE SECURITIES AND              HARTFORD BOND HLS FUND
EXCHANGE COMMISSION HAS         HARTFORD CAPITAL APPRECIATION HLS FUND
NOT APPROVED OR                 HARTFORD DISCIPLINED EQUITY HLS FUND (FORMERLY
DISAPPROVED THESE               HARTFORD GROWTH AND INCOME HLS FUND)
SECURITIES OR PASSED UPON       HARTFORD DIVIDEND AND GROWTH HLS FUND
THE ADEQUACY OF THIS            HARTFORD EQUITY INCOME HLS FUND
PROSPECTUS. ANY                 HARTFORD FOCUS HLS FUND
REPRESENTATION TO THE           HARTFORD GLOBAL ADVISERS HLS FUND
CONTRARY IS A CRIMINAL          HARTFORD GLOBAL COMMUNICATIONS HLS FUND
OFFENSE.                        HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                                HARTFORD GLOBAL HEALTH HLS FUND
                                HARTFORD GLOBAL LEADERS HLS FUND
                                HARTFORD GLOBAL TECHNOLOGY HLS FUND
                                HARTFORD GROWTH HLS FUND
                                HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                HARTFORD HIGH YIELD HLS FUND
                                HARTFORD INDEX HLS FUND
                                HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                                HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                                HARTFORD MIDCAP HLS FUND
                                HARTFORD MIDCAP VALUE HLS FUND
                                HARTFORD MONEY MARKET HLS FUND
                                HARTFORD MORTGAGE SECURITIES HLS FUND
                                HARTFORD SMALL COMPANY HLS FUND
                                HARTFORD SMALLCAP GROWTH HLS FUND
                                HARTFORD STOCK HLS FUND
                                HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                                HARTFORD VALUE HLS FUND
                                HARTFORD VALUE OPPORTUNITIES HLS FUND

                                HARTFORD HLS FUNDS
                                C/O INDIVIDUAL ANNUITY SERVICES
                                P.O. BOX 5085
                                HARTFORD, CT 06102-5085

CONTENTS                                                                                                 PAGE
------------------------------------------------------------------------------------------------------------------------
Introduction.                                 Introduction

A summary of each fund's goals, principal     Hartford Advisers HLS Fund
strategies, main risks, performance and       Hartford Bond HLS Fund
fees.                                         Hartford Capital Appreciation HLS Fund
                                              Hartford Disciplined Equity HLS Fund
                                              Hartford Dividend and Growth HLS Fund
                                              Hartford Equity Income HLS Fund
                                              Hartford Focus HLS Fund
                                              Hartford Global Advisers HLS Fund
                                              Hartford Global Communications HLS Fund
                                              Hartford Global Financial Services HLS Fund
                                              Hartford Global Health HLS Fund
                                              Hartford Global Leaders HLS Fund
                                              Hartford Global Technology HLS Fund
                                              Hartford Growth HLS Fund
                                              Hartford Growth Opportunities HLS Fund
                                              Hartford High Yield HLS Fund
                                              Hartford Index HLS Fund
                                              Hartford International Capital Appreciation HLS Fund
                                              Hartford International Opportunities HLS Fund
                                              Hartford International Small Company HLS Fund
                                              Hartford MidCap HLS Fund
                                              Hartford MidCap Value HLS Fund
                                              Hartford Money Market HLS Fund
                                              Hartford Mortgage Securities HLS Fund
                                              Hartford Small Company HLS Fund
                                              Hartford SmallCap Growth HLS Fund
                                              Hartford Stock HLS Fund
                                              Hartford U.S. Government Securities HLS Fund
                                              Hartford Value HLS Fund
                                              Hartford Value Opportunities HLS Fund

Description of other investment               Investment strategies and investment matters
strategies and investment risks.

Investment manager and                        Management of the funds
management fee information.

Further information on the funds.             Further information on the funds
                                              Purchase and redemption of fund shares
                                              Determination of net asset value
                                              Dividends and distributions
                                              Right to reject or restrict purchase and exchange orders
                                              Federal income taxes
                                              Variable contract owner voting rights
                                              Plan participant voting rights
                                              Performance related information
                                              Distributor, Custodian and Transfer Agent
                                              Financial highlights
                                              Privacy policy
                                              For more information                                       back cover

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Each fund, except Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, is an investment portfolio of Hartford Series Fund, Inc. Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc.

Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.


The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors, Wellington Management and Hartford Investment Management is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -   stocks,

     -   debt securities, and

     -   money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1994                -2.74%
         1995                28.34%
         1996                16.59%
         1997                24.51%
         1998                24.66%
         1999                10.59%
         2000                -0.75%
         2001                -4.64%
         2002               -13.79%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                     1 YEAR      5 YEARS     10 YEARS
Class IA                                                                               %            %           %
S&P 500 Index (reflects no deduction for fees or expenses)                             %            %           %
Lehman Brothers Government/Credit Bond Index (reflects no deduction for fees or        %            %           %
expenses)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS




Rand L. Alexander, CFA

     -   Senior Vice President of Wellington Management


     -   Co-portfolio manager of the fund since 1992


     -   Joined Wellington Management in 1990

     -   Investment professional since 1976


John C. Keogh

     -   Senior Vice President of Wellington Management

     -   Co-portfolio manager of the fund since 2004

     - Joined Wellington Management in 1983 and has been an investment professional involved in portfolio management since that time

HARTFORD BOND HLS FUND


INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.


The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P), or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds."


The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1994                -3.95%
         1995                18.49%
         1996                 3.52%
         1997                11.35%
         1998                 8.15%
         1999                -2.02%
         2000                11.99%
         2001                 8.68%
         2002                10.08%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                   1 YEAR      5 YEARS     10 YEARS
Class IA                                                                             %            %            %
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or         %            %            %
expenses)


INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Nasri Toutoungi


     -   Managing Director of Hartford Investment Management


     -   Manager of the fund since 2003


     -   Joined Hartford Investment Management in 2003


     - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and Director and Partner of Rogge Global Partners from 1997 to 1998

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.


Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.


In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1994                 2.50%
         1995                30.25%
         1996                20.70%
         1997                22.34%
         1998                15.48%
         1999                37.46%

         2000                13.22%
         2001                -6.94%
         2002               -19.70%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                        1 YEAR      5 YEARS     10 YEARS
Class IA                                                                  %           %            %
S&P 500 Index (reflects no deduction for fees or expenses)                %           %            %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

     -   Senior Vice President of Wellington Management

     -   Manager of the fund since 1991

     -   Joined Wellington Management in 1979

     -   Investment professional since 1974

HARTFORD DISCIPLINED EQUITY HLS FUND (FORMERLY HARTFORD GROWTH AND INCOME HLS
FUND)

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1999                21.82%
         2000                -5.64%
         2001                -8.02%
         2002               -24.65%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                      SINCE
                                                                    INCEPTION
                                                                     (MAY 29,
                                              1 YEAR     5 YEARS       1998)
Class IA                                        %           %            %
S&P 500 Index (reflects no deduction for        %           %            %
fees or expenses)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA


     -   Senior Vice President of Wellington Management

     -   Manager of the fund since inception (May 1998)

     -   Joined Wellington Management as a portfolio manager in 1994

     -   Investment professional since 1987

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1995                36.37%
         1996                22.91%
         1997                31.89%
         1998                16.42%
         1999                 5.31%
         2000                10.95%
         2001                -4.04%
         2002               -14.23%
         2003

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                          SINCE INCEPTION
                                                                  1 YEAR     5 YEARS      (MARCH 9, 1994)
Class IA                                                            %           %               %
S&P 500 Index (reflects no deduction for fees or expenses)          %           %               %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

     -   Vice President of Wellington Management

     -   Manager of the fund since July, 2001

     -   Joined Wellington Management as a portfolio manager in 2000

     -   Investment professional since 1980

     - Employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways - affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses (1)                                                             %
Total operating expenses                                                       %


(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing.

John R. Ryan


     -   Senior Vice President and Managing Partner of Wellington Management

     -   Led the team since the fund's inception (October 31, 2003)

     -   Joined Wellington Management in 1981

     - Investment professional involved in portfolio management and securities analysis since 1981

HARTFORD FOCUS HLS FUND

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


Wellington Management uses a two phase investment strategy to evaluate a security for purchase or sale by the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


The key characteristics of companies in which the fund typically invests include:

     -   Accelerating earnings and earnings per share growth

     -   A strong balance sheet combined with a high return on equity

     -   Unrecognized or undervalued assets

     -   A strong management team

     -   A leadership position within an industry

     -   Sustainable or increasing dividends

     -   Positive investor sentiment

The fund will consider selling a security when:

     -   Downside risk equals upside potential

     -   Decreasing trend of earnings growth is exhibited

     -   Excessive valuations are reached




MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR



         2002               -24.59%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                  SINCE INCEPTION
                                                                         1 YEAR   (APRIL 30, 2001)
Class IA                                                                    %           %
S&P 500 Index (reflects no deduction for fees or expenses)                  %           %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

     -   Senior Vice President of Wellington Management

     -   Portfolio Manager of the fund since inception (April 2001)

     -   Joined Wellington Management in 1990

     -   Investment professional since 1976

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.


PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.


The fund actively allocates its assets among three categories:

     -   equity securities

     -   debt securities

     -   money market instruments

The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 450%.


MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1996                12.25%
         1997                 5.52%
         1998                13.35%
         1999                23.16%
         2000                -6.63%
         2001                -6.25%
         2002                -8.95%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                                         SINCE INCEPTION
                                                                    1 YEAR    5 YEARS    (MARCH 1, 1995)
Class IA                                                               %         %             %
Morgan Stanley Capital International World Index (reflects no
deduction for fees or expenses)                                        %         %             %(1)
Lehman Brothers Global Aggregate Index (reflects no deduction
for fees or expenses)                                                  %         %             %(1)


(1) Return is from 2/28/95.

INDICES: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.


The Lehman Brothers Global Aggregate Index USD Hedged ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities). You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

     -   Senior Vice President of Wellington Management

     - Manager of the equity component of the fund since 2001 and Associate Manager of the equity component of the fund since 1997

     -   Joined Wellington Management as a portfolio manager in 1997

     -   Investment professional since 1987


The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.


Robert L. Evans

     -   Senior Vice President of Wellington Management

     -   Manager of the debt component of the fund since inception (March 1995)

     -   Joined Wellington Management in 1995

     -   Investment professional since 1985

Scott M. Elliott, CFA

     -   Senior Vice President of Wellington Management

     -   Manager of the asset allocation of the fund since 2001

     -   Joined Wellington Management in 1994

     -   Investment professional since 1990

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:


     - The current market price of its stock is at the low end of its historical relative valuation range

     - A positive change in operating results is anticipated but not yet reflected in the price of its stock

     -   Unrecognized or undervalued assets

     - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

     -   Its target price is achieved

     - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

     - Equity securities of other comparable issuers in an industry are available at more attractive prices


The fund will be relatively focused both with regard to position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations with each other (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.


Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         2001               -35.74%
         2002               -29.36%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                             SINCE INCEPTION
                                                                                  1 YEAR   (DECEMBER 27, 2000)
Class IA                                                                             %             %
S&P 500 Index (reflects no deduction for fees or expenses)                           %             %
MSCI AC (All Country) World Free Telecommunication Services Index (reflects no
deduction for fees or expenses)                                                      %             %(1)


(1)  Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.


The MSCI AC (All Country) World Free Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER


The fund has been managed since its inception (December 2000) by Wellington Management using a team of its global industry analysts that specialize in the communications industry.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.


A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

     -   Management focuses on rewarding shareholders

     -   Market expectations of future earnings are too low

     - Market value does not reflect the fact that earnings are understated due to conservative accounting

     - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

     - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

     - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

     -   Its issuer's management no longer appears to promote shareholder value

     -   Market expectations of future earnings are too high

     - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

     - Market value exceeds the true value of the issuer's component businesses

     - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

     - Market value does not reflect the risk of potential problems in an important business component

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused both with regard to position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         2001             - 5.72%
         2002             -18.87%
         2003

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                                   1 YEAR    SINCE INCEPTION
                                                                                            (DECEMBER 27, 2000)
Class IA                                                                              %            %
S&P 500 Index (reflects no deduction for fees or expenses)                            %            %
MSCI Finance ex Real Estate Index (reflects no deduction for fees or expenses)        %            %(1)


(1) Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.


The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $

SUB-ADVISER


The fund has been managed since its inception (December 2000) by Wellington Management using a team of its global industry analysts that specialize in the financial services industry.

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.


The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share the following attributes:

     -   The company's business franchise is temporarily mispriced

     -   The company has under-appreciated new product pipelines

     - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

     -   The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

     -   Target prices are achieved

     -   Fundamental expectations are not met

     -   A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.


The fund will be relatively focused both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         2001              2.04%
         2002            -16.97%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                                            SINCE INCEPTION
                                                                                1 YEAR       (MAY 1, 2000)
Class IA                                                                           %              %
S&P 500 Index (reflects no deduction for fees or expenses)                         %              %
Goldman Sachs Health Care Index (reflects no deduction for fees or expenses)       %              %(1)

(1) Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER


The fund has been managed since its inception (May 2000) by Wellington Management using a team of its global industry analysts that specialize in the health care industry.

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.


Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.


The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.


     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1999                50.37%
         2000               - 7.06%
         2001               -16.58%
         2002               -19.51%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                        SINCE INCEPTION
                                                                                        (SEPTEMBER 30,
                                                                1 YEAR     5 YEARS      1998)
Class IA                                                           %          %               %
Morgan Stanley Capital International World Index (reflects
no deduction for fees or expenses)                                 %          %               %


INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                        CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price           Not applicable
Maximum deferred sales charge (load)                                    Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                %
Distribution and service (12b-1) fees                                   None
Other expenses                                                                 %
Total operating expenses                                                       %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                     $
Year 3                                                                     $
Year 5                                                                     $
Year 10                                                                    $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -   Senior Vice President of Wellington Management

     - Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

     -   Joined Wellington Management as a portfolio manager in 1997

     -   Investment professional since 1987

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.


Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.


Stocks considered for purchase by the fund typically share the following attributes:


     -   A positive change in operating results is anticipated

     -   Unrecognized or undervalued capabilities are present

     - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

     -   Target prices are achieved

     - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

     -   More attractive value in a comparable company is available


The fund will be relatively focused both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         2001              -22.81%
         2002              -38.59%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                                                      SINCE INCEPTION
                                                                                          1 YEAR       (MAY 1, 2000)
Class IA                                                                                        %                    %
S&P 500 Index (reflects no deduction for fees or expenses)                                      %                    %
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)           %                    %(1)


(1) Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $


SUB-ADVISER


The fund has been managed since its inception (May 2000) by Wellington Management using a team of its global industry analysts that specialize in the technology industry.

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top-down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

     - Concurrent with top-down analysis, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2003


         2003


DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS_____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                      SINCE INCEPTION
                                                                                          1 YEAR      (APRIL 30, 2002)
Class IA                                                                                        %                    %
Russell 1000 Growth Index (reflects no deduction for fees or expenses)                          %                    %



INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling, CFA

     -   Senior Vice President of Wellington Management

     -   Manager of the fund since inception (April 2002)

     -   Joined Wellington Management as a global industry analyst in 1994

     -   Investment professional since 1989

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


          1994             -2.82%
          1995             27.66%
          1996             16.41%
          1997             12.42%
          1998             19.01%
          1999             55.17%
          2000              3.99%

          2001            -22.85%
          2002            -27.65%
          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                             1 YEAR    5 YEARS    10 YEARS
Class IA(1)                                                                                       %          %           %
Russell 3000 Growth Index (reflects no deduction for fees or expenses)                            %          %           %


(1) The fund's shares were re-designated IA shares on April 30, 2002.

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

     -   Senior Vice President of Wellington Management

     -   Manager of the fund since April 2001

     -   Joined Wellington Management as a portfolio manager in 1999

     - Employed by Kobrick Funds from 1997-1999, State Street Research and Management from 1992-1996 and 1997, and Montgomery Asset Management 1996 as an equity portfolio manager

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.


The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

         1999             4.70%
         2000             1.03%
         2001             2.69%
         2002            -6.89%
         2003


DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                         SINCE INCEPTION
                                                          1 YEAR        5 YEARS        (SEPTEMBER 30, 1998)
Class IA                                                       %              %                           %
Lehman Brothers High Yield Corporate Index (reflects
no deduction for fees or expenses)                             %              %                           %


INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGERS

Christine Mozonski


     -   Vice President of Hartford Investment Management

     -   Co-portfolio manager of the fund since 2002

     -   Joined Hartford Investment Management in June 1992


     - Investment professional involved in trading and portfolio management since that time

David Hillmeyer


    -   Vice President of Hartford Investment Management

     -   Co-portfolio manager of the fund since 2003

     -   Joined Hartford Investment Management in 1995


     - Investment professional involved in trading and portfolio management since 1992

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.


PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in Hartford Investment Management's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2003, approximately 47.75 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Microsoft Corporation, Exxon Mobil Corporation, Pfizer, Inc. and Citigroup, Inc.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.


The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


          1994             0.94%
          1995            36.55%

          1996            22.09%
          1997            32.61%
          1998            28.06%
          1999            20.49%
          2000            -9.50%
          2001           -12.31%
          2002           -22.45%
          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                         1 YEAR      5 YEARS     10 YEARS
Class IA                                                                                       %            %            %
S&P 500 Index (reflects no deduction for fees or expenses)                                     %            %            %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $

SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Juliet Murphy


     -   Assistant Vice President of Hartford Investment Management


     -   Manager of the fund since 2003


     -   Joined Hartford Investment Management in 1997


     - Investment professional involved in trading, portfolio management and investment strategy since 1997

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality growth companies with market capitalizations above $2 billion. The key characteristics of high quality growth companies are:


     - strong earnings and revenue growth or the potential for strong earnings and revenue growth

     -   good management teams

     -   strong balance sheets

     - attractive relative valuations within a global or regional market or the security's primary trading market


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


The fund's focus on growth companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top-down and bottom-up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR



         2002              -17.21%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                      SINCE INCEPTION
                                                                                          1 YEAR      (APRIL 30, 2001)
Class IA                                                                                        %                    %
MSCI EAFE Index (reflects no deduction for fees or expenses)                                    %                    %


INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -   Senior Vice President of Wellington Management

     -   Manager of the fund since inception (April 2001)

     -   Joined Wellington Management as a portfolio manager in 1997

     -   Investment professional since 1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the asset-weighted market cap of the MSCI AC World Free ex US Index.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1994            -1.94%
         1995            13.93%
         1996            12.93%
         1997             0.34%
         1998            13.16%
         1999            39.86%
         2000           -17.10%
         2001           -18.73%
         2002           -17.93%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                   1 YEAR   5 YEARS  10 YEARS
Class IA                                                                                %         %         %
MSCI AC World Free ex US Index (reflects no deductions for fees or expenses)            %         %         %


INDEX: The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Trond Skramstad

     -   Senior Vice President of Wellington Management

     -   Manager of the fund since 1994

     -   Joined Wellington Management in 1993

     -   Investment professional since 1990

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.


The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -   a well-articulated business plan

     -   experienced management

     -   a sustainable competitive advantage

     -   strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR



         2002              -5.08%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER_____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                       1 YEAR         SINCE INCEPTION
                                                                                                      (APRIL 30, 2001)
Class IA                                                                                  %                  %
S&P/Citigroup Broad Market Index less than $2 billion Euro-Pacific
(reflects no deduction for fees or expenses)                                              %                  %
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index
(reflects no deduction for fees or expenses)                                              %                  %



INDICES: The S&P/Citigroup Broad Market Index less than $2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion. The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada. The fund has changed its benchmark from the S&P/Citigroup Broad Market Index less than $2 billion Euro-Pacific to the S&P/Citigroup Extended Market Euro Pacific Index because the fund's investment manager believes that the S&P/Citigroup Extended Market Euro Pacific Index is better suited to the investment strategy of the fund. You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

     -   Vice President of Wellington Management

     -   Manager of the fund since inception (April 2001)

     -   Joined Wellington Management as a portfolio manager in 1994

     -   Investment professional since 1987

HARTFORD MIDCAP HLS FUND

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $16.9 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.


     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1998             26.57%
         1999             51.81%
         2000             25.42%
         2001             -3.62%
         2002            -14.22%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                            SINCE INCEPTION
                                                                                   1 YEAR      5 YEARS      (JULY 14, 1997)
Class IA                                                                                %            %                    %
S&P MidCap 400 Index (reflects no deduction for fees or expenses)                       %            %                    %


INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                   CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                      None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                            %
Distribution and service (12b-1) fees                                              None
Other expenses                                                                             %
Total operating expenses                                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                   CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                                $
Year 3                                                                                $
Year 5                                                                                $
Year 10                                                                               $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

     -   Senior Vice President of Wellington Management

     -   Manager of the fund since inception (July 1997)

     -   Joined Wellington Management in 1995

     -   Investment professional since 1983

HARTFORD MIDCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $16.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value

     -    strong management team

     -    strong industry position

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR



         2002              -13.02%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                         SINCE INCEPTION
                                            1 YEAR       (APRIL 30, 2001)
Class IA                                         %                     %
Russell 2500 Value Index (reflects no
deduction for fees or expenses)                  %                     %



INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a
percentage of offering price                                  Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                 CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by James N. Mordy that specialize in value oriented investing.


James N. Mordy

     -    Senior Vice President of Wellington Management

     -    Manager of the fund and led team since inception (April 2001)

     -    Joined Wellington Management as an analyst in 1985

     -    Investment professional since 1985

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.


MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.


Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.


Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


           1994            3.95%
           1995            5.74%
           1996            5.18%
           1997            5.31%
           1998            5.25%
           1999            4.89%
           2000            6.10%
           2001            3.87%
           2002            1.47%
           2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                1 YEAR   5 YEARS    10 YEARS
Class IA                                                                           %        %           %
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)            %        %           %


INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the
fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                $
Year 3                                                                $
Year 5                                                                $
Year 10                                                               $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Robert Crusha

     -    Vice President of Hartford Investment Management

     -    Manager of the fund since May 2002

     -    Joined Hartford Investment Management in 1993

     - Investment professional involved in trading and portfolio management since 1995

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.


In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.


Hartford Investment Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


           1994           -1.61%
           1995           16.17%
           1996            5.07%
           1997            9.01%
           1998            6.72%
           1999            1.52%
           2000           10.28%
           2001            7.50%
           2002            8.15%
           2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                1 YEAR      5 YEARS    10 YEARS
Class IA                                                                              %            %           %
Lehman Mortgage-Backed Securities Index (reflects no deduction
for fees or expenses)                                                                 %            %           %


INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of                Not applicable
offering price
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER


Hartford Investment Management

PORTFOLIO MANAGERS


Peter P. Perrotti


     -    Senior Vice President of Hartford Investment Management

     -    Co-Manager of the fund since May 1999

     - Joined Hartford Investment Management in 1992 and has managed debt securities since that time


     -    Investment professional since 1992


Russell M. Regenauer

     -    Vice President of Hartford Investment Management

     -    Co-Manager of the fund since September 2003

     - Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.2 million and $4.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -    have potential for above-average earnings growth

     -    are undervalued in relation to their investment potential

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors

     - are relatively obscure and undiscovered by the overall investment community

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.



MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.


If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


          1997              18.38%
          1998              11.62%
          1999              65.83%
          2000             -13.12%
          2001             -14.92%
          2002             -30.23%
          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                   SINCE INCEPTION
                                                                              1 YEAR    5 YEARS    (AUGUST 9, 1996)
Class IA                                                                           %         %                    %
Russell 2000 Growth Index (reflects no deduction for fees or expenses)             %         %                    %(1)


(1)  Return is from 7/31/96.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                            CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                              Not applicable
Maximum deferred sales charge (load)                        Not applicable
Exchange fees                                               None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

     -    Senior Vice President of Wellington Management

     -    Manager of the fund since January 2000

     -    Joined Wellington Management in 1994

     -    Investment professional since 1990

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.2 million and $4.8 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


          1995              29.88%
          1996               7.64%
          1997               1.43%
          1998              21.17%
          1999             109.25%
          2000             -15.08%
          2001             -20.18%
          2002             -28.83%
          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                           SINCE INCEPTION
                                                                       1 YEAR   5 YEARS     (MAY 2, 1994)
Class IA(1)                                                                 %         %                  %
Russell 2000 Growth Index (reflects no deduction
for fees or expenses)                                                       %         %                  %(2)


(1) The fund's shares were re-designated Class IA shares on April 30, 2002.

(2) Return is from 4/30/94.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                $
Year 3                                                                $
Year 5                                                                $
Year 10                                                               $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

     -    Senior Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     -    Joined Wellington Management as a portfolio manager in 1994

     -    Investment professional since 1987

David J. Elliott

     -    Vice President of Wellington Management

     -    Co-Manager of the fund since April 2001

     - Joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


          1994              -1.80%
          1995              34.10%
          1996              24.37%
          1997              31.38%
          1998              33.47%

          1999              19.78%
          2000              -7.04%
          2001             -12.23%
          2002             -24.25%
          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                  1 YEAR      5 YEARS    10 YEARS
Class IA                                                               %            %           %
S&P 500 Index (reflects no deduction for fees or expenses)             %            %           %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

     -    Senior Vice President of Wellington Management

     -    Portfolio Manager of the fund since 1992

     -    Joined Wellington Management in 1990

     -    Investment professional since 1976

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.


To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that Hartford Investment Management expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.





MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.


Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


           1994           -6.44%
           1995           18.78%
           1996            2.21%
           1997            9.08%
           1998            8.87%
           1999           -1.94%
           2000           11.81%
           2001            7.50%
           2002           10.73%
           2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                  1 YEAR      5 YEARS    10 YEARS
Class IA(1)                                                            %            %           %
Lehman Brothers Intermediate Government Bond
Index (reflects no deduction for fees or
expenses)                                                              %            %           %


(1) The fund's shares were re-designated Class IA shares on April 30, 2002.

INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGERS

Peter P. Perrotti


     -    Senior Vice President of Hartford Investment Management


     -    Manager of the fund since April 2001


     - Joined Hartford Investment Management in 1992 and has managed debt securities since that time


     -    Investment professional since 1992

Russell M. Regenauer


     -    Vice President of Hartford Investment Management


     -    Assistant portfolio manager of the fund since September 2002


     - Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratio. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR



         2002              -22.64%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER_____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                  SINCE INCEPTION
                                                                  1 YEAR          (APRIL 30, 2001)
Class IA                                                               %                         %
Russell 1000 Value Index (reflects no deduction
for fees or expenses)                                                  %                         %



INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalizations.) You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                                Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing.


John R. Ryan, CFA

     -    Senior Vice President and Managing Partner of Wellington Management

     -    Manager of the fund and led team since inception (April 2001)

     -    Joined Wellington Management in 1981


     - Investment professional involved in portfolio management and securities analysis since 1981

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the fund's sub-adviser, Wellington Management, believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value,

     -    strong management team, and

     -    strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.




PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


          1997              25.24%
          1998               9.64%
          1999               8.96%
          2000              18.49%
          2001              -2.55%
          2002             -24.95%
          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                SINCE INCEPTION
                                                                            1 YEAR   5 YEARS     (MAY 1, 1996)
Class IA(1)                                                                      %         %                  %
Russell 3000 Value Index (reflects no deduction for fees or expenses)            %         %                  %(2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.

(2)  Return is from 4/30/96.

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                              CLASS IA
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage
of offering price                                             Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                 None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                       %
Distribution and service (12b-1) fees                         None
Other expenses                                                        %
Total operating expenses                                              %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS IA
EXPENSES
(with or without redemption)
Year 1                                                                $
Year 3                                                                $
Year 5                                                                $
Year 10                                                               $


SUB-ADVISER





The fund has been managed since its inception (May 1996) by Wellington Management using a team specializing in all-cap value investing.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.


The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers HLS Fund, Bond HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds, other than the Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation HLS Fund, Global Communications HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.


SMALL CAPITALIZATION COMPANIES

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Certain funds are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.


TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Bond HLS Fund, Disciplined Equity HLS Fund, Equity Income HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER


HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. HL Advisors had over $53.1 billion in assets under management as of December 31, 2003. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS


Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those sub-advised by Hartford Investment Management.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2003, Hartford Investment Management had investment management authority over approximately $32.4 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pay a monthly management fee to HL Advisors for investment advisory and certain administrative services. Each other fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS                  ANNUAL RATE

First $100,000,000                          0.700%
Amount over $100 Million                    0.600%

U.S. GOVERNMENT SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS                  ANNUAL RATE

First $50,000,000                           0.500%
Amount over $50 Million                     0.450%

INDEX HLS FUND


AVERAGE DAILY NET ASSETS                  ANNUAL RATE

All Assets                                  0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                  ANNUAL RATE

All Assets                                  0.450%

BOND HLS FUND AND STOCK HLS FUND


AVERAGE DAILY NET ASSETS                  ANNUAL RATE

First $250,000,000                          0.525%
Next $250,000,000                           0.500%
Next $500,000,000                           0.475%
Amount Over $1 Billion                      0.450%


ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, HIGH YIELD HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND



AVERAGE DAILY NET ASSETS                  ANNUAL RATE

First $250,000,000                          0.775%
Next $250,000,000                           0.725%
Next $500,000,000                           0.675%
Amount Over $1 Billion                      0.625%

EQUITY INCOME HLS FUND, GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE
HLS FUND


AVERAGE DAILY NET ASSETS                  ANNUAL RATE

First $250,000,000                          0.825%
Next $250,000,000                           0.775%
Next $500,000,000                           0.725%
Amount Over $1 Billion                      0.675%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND


AVERAGE DAILY NET ASSETS                  ANNUAL RATE

First $250,000,000                          0.850%
Next $250,000,000                           0.800%
Amount Over $500 Million                    0.750%


For the year ended December 31, 2003, Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors. Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:


FUND NAME                                                    ANNUAL RATE
Hartford Advisers HLS Fund                                        %
Hartford Bond HLS Fund                                            %
Hartford Capital Appreciation HLS Fund                            %
Hartford Disciplined Equity HLS Fund                              %
Hartford Dividend and Growth HLS Fund                             %
Hartford Equity Income HLS Fund                                   %
Hartford Focus HLS Fund                                           %
Hartford Global Advisers HLS Fund                                 %
Hartford Global Communications HLS Fund                           %
Hartford Global Financial Services HLS Fund                       %
Hartford Global Health HLS Fund                                   %
Hartford Global Leaders HLS Fund                                  %
Hartford Global Technology HLS Fund                               %
Hartford Growth HLS Fund                                          %
Hartford Growth Opportunities HLS Fund                            %
Hartford High Yield HLS Fund                                      %
Hartford Index HLS Fund                                           %
Hartford International Capital Appreciation HLS Fund              %
Hartford International Opportunities HLS Fund                     %
Hartford International Small Company HLS Fund                     %
Hartford MidCap HLS Fund                                          %
Hartford MidCap Value HLS Fund                                    %
Hartford Money Market HLS Fund                                    %
Hartford Mortgage Securities HLS Fund                             %
Hartford Small Company HLS Fund                                   %
Hartford SmallCap Growth HLS Fund                                 %
Hartford Stock HLS Fund                                           %
Hartford U.S. Government Securities HLS Fund                      %
Hartford Value HLS Fund                                           %
Hartford Value Opportunities HLS Fund                             %

FURTHER INFORMATION ON THE FUNDS

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE


The net asset value per share is determined for each fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the applicable Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.


RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners or by qualified retirement plan participants or other investors.

The funds are available for use with many different variable insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of the older variable annuity contracts, Hartford currently only has the ability to restrict transfers into certain funds and to limit the total amount transferred to certain funds.


FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.


VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS


The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by ________________________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of Hartford Series Fund, Inc. (except Hartford Growth HLS Fund), the information for the periods ended on or before December 31, 2001 has been audited by Arthur Andersen LLP.* With respect to the funds that are series of Hartford HLS Series Fund II, Inc., the information for the periods ended on or before December 31, 2001 has been audited by KPMG LLP. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. (Information presented relates to a share of capital stock outstanding throughout the indicated period).


HARTFORD ADVISERS HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       23.44   $       26.65   $       29.65   $       29.85
Net investment income (loss)(b)                                              0.51            0.64            0.68            0.68
Net realized and unrealized gain (loss)
on investments(b)                                                           (4.10)          (1.85)          (0.88)           2.21
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(b)                                         (3.59)          (1.21)          (0.20)           2.89
Less distributions:
     Dividends from net investment income(b)                                (0.26)          (0.73)          (0.23)          (0.63)
     Distributions from net realized gain on
     investments(b)                                                             -           (1.27)          (2.57)          (2.46)
     Distributions from capital(b)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributionsb                                                        (0.26)          (2.00)          (2.80)          (3.09)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(b)                               (3.85)          (3.21)          (3.00)          (0.20)
Net asset value, end of period(b)                                   $       19.59   $       23.44   $       26.65   $       29.65
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                               (13.79%)         (4.64%)         (0.75%)         10.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $   9,249,397   $  11,836,564   $  13,430,507   $  14,082,895
Ratio of expenses to average net assets                                      0.67%           0.66%           0.66%           0.65%
Ratio of net investment income (loss) to
average net assets                                                           2.29%           2.51%           2.47%           2.46%
Portfolio turnover rate(a)                                                     47%             34%             40%             38%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

* In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for Hartford Series Fund, Inc. of the audited financial statements for the periods ended on or before December 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

HARTFORD BOND HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)                             $       11.46   $       11.08   $        9.94   $       10.81
Net investment income (loss)(c)                                              0.56            0.46            0.69            0.62
Net realized and unrealized gain (loss)
on investments(c)                                                           (0.01)           0.48            0.50           (0.84)
                                                                    -------------   -------------   -------------   -------------
Total from investment operationsc                                            0.55            0.94            1.19           (0.22)
Less distributions:
     Dividends from net investment incomec                                  (0.05)          (0.56)          (0.05)          (0.58)
     Distributions from net realized gain
     on investments(c)                                                      (0.01)              -               -           (0.07)
     Distributions from capital(c)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(c)                                                      (0.06)          (0.56)          (0.05)          (0.65)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(c)                                0.49            0.38            1.14           (0.87)
Net asset value, end of period(c)                                   $       11.95   $       11.46   $       11.08   $        9.94
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                                10.08%           8.68%          11.99%          (2.02%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $   2,145,266   $   1,549,698   $   1,033,043   $     978,861
Ratio of expenses to average net assets                                      0.51%           0.51%           0.52%           0.52%
Ratio of net investment income (loss) to
average net assets                                                           5.58%           5.87%           6.54%           6.09%
Portfolio turnover rate(b)                                                    108%            185%            169%            111%
Current Yield(a)                                                             5.01%           5.74%           6.13%           7.02%


(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD CAPITAL APPRECIATION HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       39.75   $       59.26   $       60.95   $       47.59
Net investment income (loss)(b)                                              0.15            0.21            0.41            0.23
Net realized and unrealized gain (loss)
on investments(b)                                                           (8.01)          (3.36)           7.57           16.43
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(b)                                         (7.86)          (3.15)           7.98           16.66
Less distributions:
     Dividends from net investment income(b)                                (0.19)          (0.27)          (0.39)          (0.18)
     Distributions from net realized gain
     on investments(b)                                                          -          (16.09)          (9.28)          (3.12)
     Distributions from capital(b)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(b)                                                      (0.19)         (16.36)          (9.67)          (3.30)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(b)                               (8.05)         (19.51)          (1.69)          13.36
Net asset value, end of period(b)                                   $       31.70   $       39.75   $       59.26   $       60.95
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                               (19.70%)         (6.94%)         13.22%          37.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $   6,240,859   $   8,734,600   $   9,581,897   $   7,963,003
Ratio of expenses to average net assets                                      0.69%           0.68%           0.66%           0.66%
Ratio of net investment income (loss)
to average net assets                                                        0.64%           0.57%           0.64%           0.46%
Portfolio turnover rate(a)                                                     94%             92%            108%             66%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD DISCIPLINED EQUITY HLS FUND



                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       11.72   $       13.26   $       14.32   $       11.86
Net investment income (loss)(b)                                              0.05            0.06            0.05            0.04
Net realized and unrealized gain (loss)
on investments(b)                                                           (2.97)          (1.10)          (0.85)           2.55
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(b)                                         (2.92)          (1.04)          (0.80)           2.59
Less distributions:
     Dividends from net investment income(b)                                    -               -           (0.05)          (0.04)
     Distributions from net realized gain
     on investments(b)                                                          -           (0.50)          (0.21)          (0.09)
     Distributions from capital(b)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(b)                                                          -           (0.50)          (0.26)          (0.13)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(b)                               (2.92)          (1.54)          (1.06)           2.46
Net asset value, end of period(b)                                   $        8.80   $       11.72   $       13.26   $       14.32
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                               (24.65%)         (8.02%)         (5.64%)         21.82%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $     460,807   $     416,013   $     379,905   $     201,857
Ratio of expenses to average net assets                                      0.79%           0.79%           0.79%           0.82%
Ratio of net investment income (loss)
to average net assets                                                        0.65%           0.54%           0.41%           0.63%
Portfolio turnover rate(a)                                                     92%             85%             73%             54%



(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD DIVIDEND AND GROWTH HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       18.80   $       21.24   $       21.49   $       21.60
Net investment income (loss)(b)                                              0.25            0.31            0.35            0.34
Net realized and unrealized gain (loss)
on investments(b)                                                           (3.64)          (1.14)           1.78            0.75
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(b)                                         (3.39)          (0.83)           2.13            1.09
Less distributions:
     Dividends from net investment income(b)                                (0.23)          (0.30)          (0.34)          (0.35)
     Distributions from net realized gain
     on investments(b)                                                      (0.09)          (1.31)          (2.04)          (0.85)
     Distributions from capital(b)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(b)                                                      (0.32)          (1.61)          (2.38)          (1.20)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(b)                               (3.71)          (2.44)          (0.25)          (0.11)
Net asset value, end of period(b)                                   $       15.09   $       18.80   $       21.24   $       21.49
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                               (14.23%)         (4.04%)         10.95%           5.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $   2,810,675   $   3,190,773   $   3,189,857   $   3,207,733
Ratio of expenses to average net assets                                      0.69%           0.68%           0.68%           0.68%
Ratio of net investment income (loss)
to average net assets                                                        1.56%           1.66%           1.70%           1.60%
Portfolio turnover rate(a)                                                     43%             61%             59%             56%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD EQUITY INCOME HLS FUND


                                                                        CLASS IA - PERIOD
                                                                              ENDED:
                                                                        10/31/03-12/31/03(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions:
     Dividends from net investment income
     Distributions from net realized gain on investments
     Distributions from capital
Total distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover rate(d)


(a) The fund was declared effective by the Securities and Exchange Commission on October 31, 2003.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD FOCUS HLS FUND


                                                                              CLASS IA - PERIOD ENDED:
                                                                                                       4/30/01-
                                                                     12/31/03         12/31/02        12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                                            $       10.38     $       10.00
Net investment income (loss)(e)                                                             0.03              0.02
Net realized and unrealized gain (loss) on investments(e)                                  (2.66)             0.38
                                                                                   -------------     -------------
Total from investment operations(e)                                                        (2.63)             0.40
Less distributions:
     Dividends from net investment income(e)                                                   -             (0.02)
     Distributions from net realized gain on investments(e)                                (0.01)                -
     Distributions from capital(e)                                                             -                 -
                                                                                   -------------     -------------
Total distributions(e)                                                                     (0.01)            (0.02)
                                                                                   -------------     -------------
Net increase (decrease) in net asset value(e)                                              (2.64)             0.38
Net asset value, end of period(e)                                                  $        7.74     $       10.38
                                                                                   =============     =============
TOTAL RETURN                                                                              (24.59%)            3.94%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                           $      35,237     $      32,968
Ratio of expenses to average net assets                                                     0.88%             0.95%(c)
Ratio of net investment income (loss) to average net assets                                 0.40%             0.47%(c)
Portfolio turnover rate(d)                                                                   212%              113%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD GLOBAL ADVISERS HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       10.07   $       11.49   $       13.97   $       11.55
Net investment income (loss)(b)                                             (0.50)           0.23            0.46            0.40
Net realized and unrealized gain (loss)
on investments(b)                                                           (0.41)          (0.94)          (1.34)           2.27
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(b)                                         (0.91)          (0.71)          (0.88)           2.67
Less distributions:
     Dividends from net investment income(b)                                    -           (0.08)          (0.71)          (0.25)
     Dividends in excess of net investment income(b)                            -               -               -               -
     Distributions from net realized gain
     on investments(b)                                                          -           (0.63)          (0.89)              -
     Distributions from capital(b)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(b)                                                          -           (0.71)          (1.60)          (0.25)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(b)                               (0.91)          (1.42)          (2.48)           2.42
Net asset value, end of period(b)                                   $        9.16   $       10.07   $       11.49   $       13.97
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                                (8.95%)         (6.25%)         (6.63%)         23.16%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $     269,329   $     331,784   $     384,648   $     396,147
Ratio of expenses to average net assets                                      0.83%           0.86%           0.85%           0.85%
Ratio of net investment income (loss)
to average net assets                                                        2.05%           2.21%           2.72%           2.59%
Portfolio turnover rate(a)                                                    288%            346%            184%            142%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND


                                                                              CLASS IA - PERIOD ENDED:
                                                                     12/31/03         12/31/02          12/31/01
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                                            $        6.37     $       10.00
Net investment income (loss)(b)                                                             0.01              0.03
Net realized and unrealized gain (loss) on investments(b)                                  (1.89)            (3.62)
                                                                                   -------------     -------------
Total from investment operations(b)                                                        (1.88)            (3.59)
Less distributions:
     Dividends from net investment income(b)                                               (0.02)            (0.04)
     Distributions from net realized gain on investments(b)                                    -                 -
     Distributions from capital(b)                                                             -                 -
                                                                                   -------------     -------------
Total distributions(b)                                                                     (0.02)            (0.04)
                                                                                   -------------     -------------
Net increase (decrease) in net asset value(b)                                              (1.90)            (3.63)
                                                                                   -------------     -------------
Net asset value, end of period(b)                                                  $        4.47     $        6.37
                                                                                   =============     =============
TOTAL RETURN                                                                              (29.36%)          (35.74%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                           $       8,177     $       7,679
Ratio of expenses to average net assets                                                     1.01%             0.92%
Ratio of net investment income (loss) to average net assets                                 0.66%             0.38%
Portfolio turnover rate(a)                                                                   100%               95%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND


                                                                              CLASS IA - PERIOD ENDED:
                                                                     12/31/03         12/31/02          12/31/01
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                                            $        9.37     $       10.00
Net investment income (loss)(b)                                                             0.08              0.07
Net realized and unrealized gain (loss) on investments(b)                                  (1.86)            (0.66)
                                                                                   -------------     -------------
Total from investment operations(b)                                                        (1.78)            (0.59)
Less distributions:
     Dividends from net investment income(b)                                               (0.08)            (0.04)
     Distributions from net realized gain on investments(b)                                    -                 -
     Distributions from capital(b)                                                             -                 -
                                                                                   -------------     -------------
Total distributions(b)                                                                     (0.08)            (0.04)
                                                                                   -------------     -------------
Net increase (decrease) in net asset value(b)                                              (1.86)            (0.63)
                                                                                   -------------     -------------
Net asset value, end of period(b)                                                  $        7.51     $        9.37
                                                                                   =============     =============
TOTAL RETURN                                                                              (18.87%)           (5.72%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                           $      15,486     $      14,216
Ratio of expenses to average net assets                                                     1.15%             0.93%
Ratio of net investment income (loss) to average net assets                                 1.11%             1.04%
Portfolio turnover rate(a)                                                                    80%              119%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the class of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD GLOBAL HEALTH HLS FUND


                                                                                 CLASS IA - PERIOD ENDED:
                                                                                                                    5/1/00-
                                                                 12/31/03       12/31/02          12/31/01        12/31/00(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                                       $       14.72     $       14.42    $       10.00
Net investment income (loss)(e)                                                        0.01                 -             0.03
Net realized and unrealized gain (loss) on investments(e)                             (2.79)             0.30             4.77
                                                                              -------------     -------------    -------------
Total from investment operations(e)                                                   (2.78)             0.30             4.80
Less distributions:
     Dividends from net investment incomee                                                -                 -            (0.03)
     Distributions from net realized gain on investments(e)                           (0.03)                -            (0.35)
     Distributions from capital(e)                                                        -                 -                -
                                                                              -------------     -------------    -------------
Total distributions(e)                                                                (0.03)                -            (0.38)
                                                                              -------------     -------------    -------------
Net increase (decrease) in net asset value(e)                                         (2.81)             0.30             4.42
Net asset value, end of period(e)                                             $       11.91     $       14.72    $       14.42
                                                                              =============     =============    =============
TOTAL RETURN                                                                         (16.97%)            2.04%           48.18%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $     172,037     $     202,131    $     123,533
Ratio of expenses to average net assets                                                0.90%             0.89%            0.90%(c)
Ratio of net investment income (loss) to average net assets                            0.10%             0.06%            0.59%(c)
Portfolio turnover rate(d)                                                               60%               62%              46%


(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD GLOBAL LEADERS HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       14.43   $       17.59   $       19.13   $      12.85
Net investment income (loss)(b)                                              0.13            0.11            0.08           0.03
Net realized and unrealized gain (loss)
on investments(b)                                                           (2.95)          (3.02)          (1.42)          6.42
                                                                    -------------   -------------   -------------   ------------
Total from investment operations(b)                                         (2.82)          (2.91)          (1.34)          6.45
Less distributions:
     Dividends from net investment income(b)                                (0.11)          (0.08)          (0.09)         (0.03)
     Distributions from net realized gain
     on investments(b)                                                          -           (0.17)          (0.11)         (0.14)
     Distributions from capital(b)                                              -               -               -              -
                                                                    -------------   -------------   -------------   ------------
Total distributions(b)                                                      (0.11)          (0.25)          (0.20)         (0.17)
                                                                    -------------   -------------   -------------   ------------
Net increase (decrease) in net asset value(b)                               (2.93)          (3.16)          (1.54)          6.28
Net asset value, end of period(b)                                   $       11.50   $       14.43   $       17.59   $      19.13
                                                                    =============   =============   =============   ============
TOTAL RETURN                                                               (19.51%)        (16.58%)         (7.06%)        50.37%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $     544,901   $     484,661   $     572,517   $    179,675
Ratio of expenses to average net assets                                      0.81%           0.81%           0.81%          0.86%(c)
Ratio of net investment income (loss)
to average net assets                                                        1.06%           0.71%           0.63%          0.54%(c)
Portfolio turnover rate(a)                                                    324%            363%            367%           207%



(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

(c) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

HARTFORD GLOBAL TECHNOLOGY HLS FUND


                                                                                 CLASS IA - PERIOD ENDED:
                                                                                                                    5/1/00-
                                                                 12/31/03       12/31/02          12/31/01        12/31/00(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                                       $        4.92     $        6.37    $       10.00
Net investment income (loss)(e)                                                       (0.05)            (0.02)           (0.01)
Net realized and unrealized gain (loss) on investments(e)                             (1.85)            (1.43)           (3.62)
                                                                              -------------     -------------    -------------
Total from investment operations(e)                                                   (1.90)            (1.45)           (3.63)
Less distributions:
     Dividends from net investment income(e)                                              -                 -                -
     Distributions from net realized gain on investments(e)                               -                 -                -
     Distributions from capital(e)                                                        -                 -                -
                                                                              -------------     -------------    -------------
Total distributions(e)                                                                    -                 -                -
                                                                              -------------     -------------    -------------
Net increase (decrease) in net asset value(e)                                         (1.90)            (1.45)           (3.63)
Net asset value, end of period(e)                                             $        3.02     $        4.92    $        6.37
                                                                              =============     =============    =============
TOTAL RETURN                                                                         (38.59%)          (22.81%)         (37.45%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $      54,596     $      86,074    $      71,276
Ratio of expenses to average net assets                                                0.91%             0.89%            0.92%(c)
Ratio of net investment income (loss) to average net assets                           (0.69%)           (0.49%)          (0.44%)(c)
Portfolio turnover rate(d)                                                              155%              240%             150%


(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD GROWTH HLS FUND


                                                               CLASS IA - PERIOD ENDED:
                                                                             4/30/02 -
                                                                12/31/03    12/31/02(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                        $    10.00
Net investment income (loss)                                                         -
Net realized and unrealized gain (loss) on investments                           (1.34)
                                                                            ----------
Total from investment operations                                                 (1.34)
Less distributions:
     Dividends from net investment income                                            -
     Distributions from net realized gain on investments                             -
     Distributions from capital                                                      -
                                                                            ----------
Total distributions                                                                  -
                                                                            ----------
Net increase (decrease) in net asset value                                       (1.34)
Net asset value, end of period                                              $     8.66
                                                                            ==========
TOTAL RETURN                                                                    (13.43%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                    $   13,452
Ratio of expenses to average net assets                                           0.99%(c)
Ratio of net investment income (loss) to average net assets                      (0.01%)(c)
Portfolio turnover rate(d)                                                          76%


(a)  The fund commenced operations on April 30, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $       22.66   $       40.66   $       45.14   $       41.09
Net investment income (loss)                                                (0.03)             --           (0.03)          (0.05)
Net realized and unrealized gain (loss)
on investments                                                              (6.23)          (9.21)           2.99           17.42
                                                                    -------------   -------------   -------------   -------------
Total from investment operations                                            (6.26)          (9.21)           2.96           17.37
Less distributions:
     Dividends from net investment income                                       -               -               -           (0.09)
     Distributions from net realized gain on investments                        -           (8.79)          (7.44)         (13.23)
     Distributions from capital                                                 -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions                                                             -           (8.79)          (7.44)         (13.32)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value                                  (6.26)         (18.00)          (4.48)           4.05
Net asset value, end of period                                      $       16.40   $       22.66   $       40.66   $       45.14
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                               (27.65%)        (22.85%)          3.99%          55.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $     478,045   $     755,068   $   1,063,005   $   1,044,728
Ratio of expenses to average net assets                                      0.66%           0.65%           0.64%           0.66%
Ratio of net investment income (loss)
to average net assets                                                       (0.16%)         (0.01%)         (0.08%)         (0.18%)
Portfolio turnover rate(a)                                                    189%            228%            120%            175%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HIGH YIELD HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)                             $        9.64   $        9.39   $       10.05   $       10.17
Net investment income (loss)(c)                                              0.63            0.78            0.78            0.60
Net realized and unrealized gain (loss)
on investments(c)                                                           (1.73)          (0.52)          (0.68)          (0.13)
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(c)                                         (1.10)           0.26            0.10            0.47
Less distributions:
     Dividends from net investment income(c)                                (0.05)          (0.01)          (0.76)          (0.59)
     Distributions from net realized gain on investments(c)                     -               -               -               -
     Distributions from capital(c)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(c)                                                      (0.05)          (0.01)          (0.76)          (0.59)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(c)                               (1.15)           0.25           (0.66)          (0.12)
Net asset value, end of period(c)                                   $        8.49   $        9.64   $        9.39   $       10.05
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                                (6.89%)          2.69%           1.03%           4.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $     200,017   $     127,044   $      66,104   $      52,731
Ratio of expenses to average net assets                                      0.82%           0.81%           0.81%           0.72%
Ratio of net investment income (loss)
to average net assets                                                        9.33%           9.70%           9.15%           8.36%
Portfolio turnover rate(b)                                                     60%             63%             69%             47%
Current Yield(a)                                                             9.18%          10.89%          10.75%           9.65%



(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD INDEX HLS FUND


                                                                               CLASS IA - PERIOD ENDED:
                                                       12/31/03        12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                             $       31.81   $       37.25   $       41.89   $       35.70
Net investment income (loss)(b)                                              0.32            0.31            0.30            0.34
Net realized and unrealized gain (loss)
on investments(b)                                                           (8.29)          (4.87)          (4.24)           6.85
                                                                    -------------   -------------   -------------   -------------
Total from investment operations(b)                                         (7.97)          (4.56)          (3.94)           7.19
Less distributions:
     Dividends from net investment income(b)                                (0.28)          (0.29)          (0.31)          (0.40)
     Distributions from net realized gain
     on investments(b)                                                      (0.10)          (0.59)          (0.39)          (0.60)
     Distributions from capital(b)                                              -               -               -               -
                                                                    -------------   -------------   -------------   -------------
Total distributions(b)                                                      (0.38)          (0.88)          (0.70)          (1.00)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net asset value(b)                               (8.35)          (5.44)          (4.64)           6.19
Net asset value, end of period(b)                                   $       23.46   $       31.81   $       37.25   $       41.89
                                                                    =============   =============   =============   =============
TOTAL RETURN                                                               (22.45%)        (12.31%)         (9.50%)         20.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $   1,553,260   $   1,976,361   $   2,387,000   $   2,581,436
Ratio of expenses to average net assets                                      0.44%           0.43%           0.43%           0.43%
Ratio of net investment income (loss)
to average net assets                                                        1.18%           0.91%           0.75%           0.95%
Portfolio turnover rate(a)                                                     15%              5%              7%              3%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND


                                                                                CLASS IA - PERIOD ENDED:
                                                                                                          4/30/01-
PER SHARE OPERATING PERFORMANCE                                        12/31/03         12/31/02         12/31/01(a)
Net asset value, beginning of period(e)                                               $        8.59     $       10.00
Net investment income (loss)(e)                                                                0.03              0.01
Net realized and unrealized gain (loss) on investments(e)                                     (1.51)            (1.41)
                                                                                      -------------     -------------
Total from investment operations(e)                                                           (1.48)            (1.40)
Less distributions:
     Dividends from net investment income(e)                                                  (0.02)            (0.01)
     Distributions from net realized gain on investments(e)                                       -                 -
     Distributions from capital(e)                                                                -                 -
                                                                                      -------------     -------------
Total distributions(e)                                                                        (0.02)            (0.01)
                                                                                      -------------     -------------
Net increase (decrease) in net asset value(e)                                                 (1.50)            (1.41)
Net asset value, end of period(e)                                                     $        7.09     $        8.59
                                                                                      =============     =============
TOTAL RETURN                                                                                 (17.21%)          (13.98%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                              $      21,368     $       9,969
Ratio of expenses to average net assets                                                        1.26%             1.00%(c)
Ratio of net investment income (loss) to average net assets                                    0.59%             0.42%(c)
Portfolio turnover rate(d)                                                                      285%              191%


(a) The fund was declared effective by the Securities and ExchangeCommission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fundas a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stocksplit for Class IA shares effective November 22, 2002.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND


                                                                                 CLASS IA - PERIOD ENDED:
                                                        12/31/03        12/31/02         12/31/01       12/31/00        12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                                $      9.53     $     13.64     $     18.76     $     13.55
Net investment income (loss)(b)                                               0.17            0.12            0.18            0.19
Net realized and unrealized gain (loss) on
investments(b)                                                               (1.94)          (2.61)          (3.14)           5.20
                                                                       -----------     -----------     -----------     -----------
Total from investment operations(b)                                          (1.77)          (2.49)          (2.96)           5.39
Less distributions:
     Dividends from net investment income(b)                                 (0.10)          (0.01)          (0.23)          (0.18)
     Distributions from net realized gain on
     investments(b)                                                              -           (1.61)          (1.93)              -
     Distributions from capital(b)                                               -               -               -               -
                                                                       -----------     -----------     -----------     -----------
Total distributions(b)                                                       (0.10)          (1.62)          (2.16)          (0.18)
                                                                       -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value(b)                                (1.87)          (4.11)          (5.12)           5.21
Net asset value, end of period(b)                                      $      7.66     $      9.53     $     13.64     $     18.76
                                                                       ===========     ===========     ===========     ===========
TOTAL RETURN                                                                (17.93%)        (18.73%)        (17.10%)         39.86%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                               $   646,903     $   941,934     $ 1,326,609     $ 1,574,836
Ratio of expenses to average net assets                                       0.81%           0.81%           0.78%           0.78%
Ratio of net investment income (loss) to average net assets                   1.23%           1.10%           1.16%           1.20%
Portfolio turnover rate(a)                                                     161%            144%            159%            133%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND


                                                                                CLASS IA - PERIOD ENDED:
                                                                                                      4/30/01-
                                                                      12/31/03        12/31/02       12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                                             $      9.39     $     10.00
Net investment income (loss)(e)                                                            0.02            0.05
Net realized and unrealized gain (loss) on investments(e)                                 (0.52)          (0.64)
                                                                                    -----------     -----------
Total from investment operations(e)                                                       (0.50)          (0.59)
Less distributions:
     Dividends from net investment income(e)                                                  -           (0.02)
     Distributions from net realized gain on investments(e)                                   -               -
     Distributions from capital(e)                                                            -               -
                                                                                    -----------     -----------
Total distributions(e)                                                                        -           (0.02)
                                                                                    -----------     -----------
Net increase (decrease) in net asset value(e)                                             (0.50)          (0.61)
Net asset value, end of period(e)                                                   $      8.89     $      9.39
                                                                                    ===========     ===========
TOTAL RETURN                                                                              (5.08%)         (5.98%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                            $    16,722     $     4,373
Ratio of expenses to average net assets                                                    1.71%           1.00%(c)
Ratio of net investment income (loss) to average net assets                                0.23%           1.01%(c)
Portfolio turnover rated(d)                                                                 183%            168%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD MIDCAP HLS FUND


                                                                             CLASS IA - PERIOD ENDED:
                                                      12/31/03      12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                           $     20.93     $     24.67     $     20.53     $     14.39
Net investment income (loss)(b)                                         (0.01)           0.03           (0.01)              -
Net realized and unrealized gain (loss) on
investments(b)                                                          (2.99)          (0.97)           5.18            7.25
                                                                  -----------     -----------     -----------     -----------
Total from investment operations(b)                                     (3.00)          (0.94)           5.17            7.25
Less distributions:
     Dividends from net investment income(b)                                -               -               -               -
     Distributions from net realized gain on
     investments(b)                                                         -           (2.80)          (1.03)          (1.11)
     Distributions from capital(b)                                          -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total distributions(b)                                                      -           (2.80)          (1.03)          (1.11)
                                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value(b)                           (3.00)          (3.74)           4.14            6.14
Net asset value, end of period(b)                                 $     17.93     $     20.93     $     24.67     $     20.53
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN                                                           (14.22%)         (3.62%)         25.42%          51.81%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $ 1,340,265     $ 1,765,315     $ 1,774,047     $   672,678
Ratio of expenses to average net assets                                  0.72%           0.70%           0.70%           0.79%
Ratio of net investment income (loss) to average
net assets                                                               0.09%           0.12%          (0.08%)         (0.15%)
Portfolio turnover rate(a)                                                 90%            117%            138%            121%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD MIDCAP VALUE HLS FUND


                                                                             CLASS IA - PERIOD ENDED:
                                                                                                     4/30/01-
                                                                      12/31/03        12/31/02      12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                                             $      9.95     $     10.00
Net investment income (loss)(e)                                                            0.02            0.01
Net realized and unrealized gain (loss) on investments(e)                                 (1.32)          (0.05)
                                                                                    -----------     -----------
Total from investment operations(e)                                                       (1.30)          (0.04)
Less distributions:
     Dividends from net investment income(e)                                              (0.02)          (0.01)
     Distributions from net realized gain on investments(e)                                   -               -
     Distributions from capital(e)                                                            -               -
                                                                                    -----------     -----------
Total distributions(e)                                                                    (0.02)          (0.01)
                                                                                    -----------     -----------
Net increase (decrease) in net asset value(e)                                             (1.32)          (0.05)
Net asset value, end of period(e)                                                   $      8.63     $      9.95
                                                                                    ===========     ===========
TOTAL RETURN                                                                             (13.02%)         (0.41%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                            $   275,556     $    95,308
Ratio of expenses to average net assets                                                    0.88%           0.90%(c)
Ratio of net investment income (loss) to average net assets                                0.36%           0.47%(c)
Portfolio turnover rate(d)                                                                   42%             32%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD MONEY MARKET HLS FUND


                                                                              CLASS IA - PERIOD ENDED:
                                                       12/31/03     12/31/02        12/31/01        12/31/00        12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $      1.00     $      1.00     $      1.00     $      1.00
Net investment income (loss)                                             0.01            0.04            0.06            0.07
Net realized and unrealized gain (loss) on
investments                                                                 -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total from investment operations                                         0.01            0.04            0.06            0.07
Less distributions:
     Dividends from net investment income                               (0.01)          (0.04)          (0.06)          (0.07)
     Distributions from net realized gain on
     investments                                                            -               -               -               -
     Distributions from capital                                             -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total distributions                                                     (0.01)          (0.04)          (0.06)          (0.07)
                                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                                  -               -               -               -
Net asset value, end of period                                    $      1.00     $      1.00     $      1.00     $      1.00
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN                                                             1.47%           3.87%           6.10%           4.89%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $ 2,319,456     $ 1,867,520     $ 1,242,275     $ 1,257,436
Ratio of expenses to average net assets                                  0.49%           0.48%           0.48%           0.47%
Ratio of net investment income (loss) to average
net assets                                                               1.43%           3.58%           5.91%           4.81%
Current Yield(a)                                                         1.00%           1.80%           6.20%           5.34%
Effective Yield(a)                                                       1.01%           1.82%           6.39%           5.49%


(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD MORTGAGE SECURITIES HLS FUND


                                                                              CLASS IA - PERIOD ENDED:
                                                       12/31/03     12/31/02        12/31/01        12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)                           $     11.54     $     11.38     $     10.39     $     10.85
Net investment income (loss)(c)                                          0.37            0.49            0.75            0.68
Net realized and unrealized gain (loss) on
investments(c)                                                           0.15            0.34            0.32           (0.52)
                                                                  -----------     -----------     -----------     -----------
Total from investment operations(c)                                      0.52            0.83            1.07            0.16
Less distributions:
     Dividends from net investment income(c)                            (0.05)          (0.67)          (0.08)          (0.62)
     Dividends in excess of net investment
     income(c)                                                              -               -               -               -
     Distributions from net realized gain on
     investments(c)                                                         -               -               -               -
     Distributions from capital(c)                                          -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total distributions(c)                                                  (0.05)          (0.67)          (0.08)          (0.62)
                                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value(c)                            0.47            0.16            0.99           (0.46)
Net asset value, end of period(c)                                 $     12.01     $     11.54     $     11.38     $     10.39
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN                                                             8.15%           7.50%          10.28%           1.52%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $   727,323     $   424,603     $   310,825     $   339,767
Ratio of expenses to average net assets                                  0.49%           0.48%           0.48%           0.48%
Ratio of net investment income (loss) to average
net assets                                                               3.86%           5.64%           6.43%           5.98%
Portfolio turnover rate(b)                                                339%            233%            534%            472%
Current Yield(a)                                                         3.31%           4.86%           6.68%           6.83%


(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD SMALL COMPANY HLS FUND


                                                                              CLASS IA - PERIOD ENDED:
                                                       12/31/03     12/31/02        12/31/01        12/31/00        12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                           $     13.32     $     16.87     $     21.88     $     13.21
Net investment income (loss)(b)                                         (0.08)           0.01            0.03           (0.05)
Net realized and unrealized gain (loss) on
investments(b)                                                          (3.95)          (2.53)          (2.54)           8.75
                                                                  -----------     -----------     -----------     -----------
Total from investment operations(b)                                     (4.03)          (2.52)          (2.51)           8.70
Less distributions:
     Dividends from net investment income(b)                                -               -               -               -
     Distributions from net realized gain on
     investments(b)                                                         -           (1.03)          (2.50)          (0.03)
     Distributions from capital(b)                                          -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total distributions(b)                                                      -           (1.03)          (2.50)          (0.03)
                                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value(b)                           (4.03)          (3.55)          (5.01)           8.67
Net asset value, end of period(b)                                 $      9.29     $     13.32     $     16.87     $     21.88
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN                                                           (30.23%)        (14.92%)        (13.12%)         65.83%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $   495,074     $   745,253     $   908,886     $   757,302
Ratio of expenses to average net assets                                  0.77%           0.76%           0.74%           0.78%
Ratio of net investment income (loss) to average
net assets                                                              (0.30%)          0.03%              -           (0.45%)
Portfolio turnover rate(a)                                                222%            227%            195%            181%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD SMALLCAP GROWTH HLS FUND


                                                                             CLASS IA - PERIOD ENDED:
                                                       12/31/03     12/31/02        12/31/01        12/31/00        12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $     16.44     $     23.73     $     33.79     $     16.70
Net investment income (loss)                                            (0.02)              -               -           (0.04)
Net realized and unrealized gain (loss) on
investments                                                             (4.72)          (4.91)          (3.06)          17.86
                                                                  -----------     -----------     -----------     -----------
Total from investment operations                                        (4.74)          (4.91)          (3.06)          17.82
Less distributions:
     Dividends from net investment income                                   -               -               -           (0.01)
     Distributions from net realized gain on
     investments                                                            -           (2.38)          (7.00)          (0.72)
     Distributions from capital                                             -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total distributions                                                         -           (2.38)          (7.00)          (0.73)
                                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                              (4.74)          (7.29)         (10.06)          17.09
Net asset value, end of period                                    $     11.70     $     16.44     $     23.73     $     33.79
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN                                                           (28.83%)        (20.18%)        (15.08%)        109.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $   184,062     $   272,272     $   352,615     $   333,158
Ratio of expenses to average net assets                                  0.69%           0.68%           0.66%           0.72%
Ratio of net investment income (loss) to average
net assets                                                              (0.18%)         (0.02%)          0.01%          (0.22%)
Portfolio turnover rate(a)                                                 99%            164%            160%            264%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD STOCK HLS FUND


                                                                             CLASS IA - PERIOD ENDED:
                                                       12/31/03     12/31/02        12/31/01        12/31/00        12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                           $     47.36     $     58.80     $     71.47     $     65.62
Net investment income (loss) (b)                                         0.43            0.41            0.39            0.50
Net realized and unrealized gain (loss) on
investments(b)                                                         (11.94)          (7.42)          (5.00)          11.43
                                                                  -----------     -----------     -----------     -----------
Total from investment operations(b)                                    (11.51)          (7.01)          (4.61)          11.93
Less distributions:
     Dividends from net investment income(b)                            (0.39)          (0.38)          (0.41)          (0.49)
     Distributions from net realized gain on
     investments(b)                                                         -           (4.05)          (7.65)          (5.59)
     Distributions from capital(b)                                          -               -               -               -
                                                                  -----------     -----------     -----------     -----------
Total distributions(b)                                                  (0.39)          (4.43)          (8.06)          (6.08)
                                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value(b)                          (11.90)         (11.44)         (12.67)           5.85
Net asset value, end of period(b)                                 $     35.46     $     47.36     $     58.80     $     71.47
                                                                  ===========     ===========     ===========     ===========
TOTAL RETURN                                                           (24.25%)        (12.23%)         (7.04%)         19.78%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $ 5,094,276     $ 7,834,643     $ 9,590,018     $ 9,400,385
Ratio of expenses to average net assets                                  0.49%           0.49%           0.48%           0.48%
Ratio of net investment income (loss) to average
net assets                                                               0.97%           0.80%           0.64%           0.80%
Portfolio turnover rate(a)                                                 44%             39%             40%             39%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND


                                                                                   CLASS IA - PERIOD ENDED:
                                                              12/31/03    12/31/02       12/31/01       12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                     $    10.79     $    10.59     $    10.13     $    10.93
Net investment income (loss)                                                   0.22           0.50           0.70           0.63
Net realized and unrealized gain (loss) on investments                         0.89           0.28           0.46          (0.84)
                                                                         ----------     ----------     ----------     ----------
Total from investment operations                                               1.11           0.78           1.16          (0.21)
Less distributions:
     Dividends from net investment income                                     (0.54)         (0.58)         (0.70)         (0.59)
     Distributions from net realized gain on investments                          -              -              -              -
     Distributions from capital                                                   -              -              -              -
                                                                         ----------     ----------     ----------     ----------
Total distributions                                                           (0.54)         (0.58)         (0.70)         (0.59)
                                                                         ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                                     0.57           0.20           0.46          (0.80)
Net asset value, end of period                                           $    11.36     $    10.79     $    10.59     $    10.13
                                                                         ==========     ==========     ==========     ==========
TOTAL RETURN                                                                  10.73%          7.50%         11.81%         (1.94%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                 $  590,626     $  174,333     $  141,415     $  138,658
Ratio of expenses to average net assets                                        0.49%          0.51%          0.52%          0.52%
Ratio of net investment income (loss) to average net assets                    3.47%          5.55%          6.28%          5.64%
Portfolio turnover rate(a)                                                      283%           155%           128%            97%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE HLS FUND


                                                                         CLASS IA - PERIOD ENDED:
                                                                                                4/30/01-
                                                                 12/31/03      12/31/02        12/31/01(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                                      $       9.94     $      10.00
Net investment income (loss)(e)                                                      0.08             0.03
Net realized and unrealized gain (loss) on investments(e)                           (2.33)           (0.02)
                                                                             ------------     ------------
Total from investment operations(e)                                                 (2.25)            0.01
Less distributions:
     Dividends from net investment income(e)                                        (0.08)           (0.03)
     Distributions from net realized gain on investments(e)                             -            (0.04)
     Distributions from capital(e)                                                      -                -
                                                                             ------------     ------------
Total distributions(e)                                                              (0.08)           (0.07)
                                                                             ------------     ------------
Net increase (decrease) in net asset value(e)                                       (2.33)           (0.06)
Net asset value, end of period(e)                                            $       7.61     $       9.94
                                                                             ============     ============
TOTAL RETURN                                                                       (22.64%)           0.06%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                     $     69,388     $     40,759
Ratio of expenses to average net assets                                              0.89%            0.90%(c)
Ratio of net investment income (loss) to average net assets                          1.30%            1.02%(c)
Portfolio turnover rate(d)                                                             37%              16%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect stock split for Class IA shares effective November 22, 2002.

HARTFORD VALUE OPPORTUNITIES HLS FUND


                                                                                     CLASS IA - PERIOD ENDED:
                                                               12/31/03    12/31/02       12/31/01       12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                      $    14.83     $    17.38     $    15.65     $    14.38
Net investment income (loss)                                                    0.07           0.08           0.14           0.13
Net realized and unrealized gain (loss) on investments                         (3.68)         (0.48)          2.68           1.15
                                                                          ----------     ----------     ----------     ----------
Total from investment operations                                               (3.61)         (0.40)          2.82           1.28
Less distributions:
     Dividends from net investment income                                      (0.09)         (0.11)         (0.13)             -
     Distributions from net realized gain on investments                       (0.27)         (2.04)         (0.96)         (0.01)
     Distributions from capital                                                    -              -              -              -
                                                                          ----------     ----------     ----------     ----------
Total distributions                                                            (0.36)         (2.15)         (1.09)         (0.01)
                                                                          ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                                     (3.97)         (2.55)          1.73           1.27
Net asset value, end of period                                            $    10.86     $    14.83     $    17.38     $    15.65
                                                                          ==========     ==========     ==========     ==========
TOTAL RETURN                                                                  (24.95%)        (2.55%)        18.49%          8.96%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $   88,793     $  130,567     $  111,590     $   94,583
Ratio of expenses to average net assets                                         0.73%          0.73%          0.76%          0.78%
Ratio of net investment income (loss) to average net assets                     0.60%          0.68%          0.87%          0.85%
Portfolio turnover rate(a)                                                        67%           147%           171%           211%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust.  We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a) asking about;
b) applying for; or
c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.


A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2003 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:


www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:


(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                          811-08629
Hartford HLS Series Fund II, Inc.                                   811-04615

                               HARTFORD HLS FUNDS

                                       CLASS IB SHARES

                                       PROSPECTUS

                                       MAY 1, 2004



AS WITH ALL MUTUAL FUNDS,              HARTFORD ADVISERS HLS FUND
THE SECURITIES AND EXCHANGE            HARTFORD BOND HLS FUND
COMMISSION HAS NOT                     HARTFORD CAPITAL APPRECIATION HLS FUND
APPROVED OR DISAPPROVED                HARTFORD DISCIPLINED EQUITY HLS FUND (FORMERLY
THESE SECURITIES OR PASSED             HARTFORD GROWTH AND INCOME HLS FUND)
UPON THE ADEQUACY OF THIS              HARTFORD DIVIDEND AND GROWTH HLS FUND
PROSPECTUS. ANY                        HARTFORD EQUITY INCOME HLS FUND
REPRESENTATION TO THE                  HARTFORD FOCUS HLS FUND
CONTRARY IS A CRIMINAL                 HARTFORD GLOBAL ADVISERS HLS FUND
OFFENSE.                               HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                                       HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                                       HARTFORD GLOBAL HEALTH HLS FUND
                                       HARTFORD GLOBAL LEADERS HLS FUND
                                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
                                       HARTFORD GROWTH HLS FUND
                                       HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                       HARTFORD HIGH YIELD HLS FUND
                                       HARTFORD INDEX HLS FUND
                                       HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                                       HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                       HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                                       HARTFORD MIDCAP HLS FUND
                                       HARTFORD MIDCAP VALUE HLS FUND
                                       HARTFORD MONEY MARKET HLS FUND
                                       HARTFORD MORTGAGE SECURITIES HLS FUND
                                       HARTFORD SMALL COMPANY HLS FUND
                                       HARTFORD SMALLCAP GROWTH HLS FUND
                                       HARTFORD STOCK HLS FUND
                                       HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                                       HARTFORD VALUE HLS FUND
                                       HARTFORD VALUE OPPORTUNITIES HLS FUND

                                       HARTFORD HLS FUNDS
                                       C/O INDIVIDUAL ANNUITY SERVICES
                                       P.O. BOX 5085
                                       HARTFORD, CT 06102-5085

CONTENTS                                                                                              PAGE
-------------------------------------------------------------------------------------------------------------
Introduction.                          Introduction

A summary of each fund's               Hartford Advisers HLS Fund
goals, principal strategies,           Hartford Bond HLS Fund
main risks, performance                Hartford Capital Appreciation HLS Fund
and fees.                              Hartford Disciplined Equity HLS Fund
                                       Hartford Dividend and Growth HLS Fund
                                       Hartford Equity Income HLS Fund
                                       Hartford Focus HLS Fund
                                       Hartford Global Advisers HLS Fund
                                       Hartford Global Communications HLS Fund
                                       Hartford Global Financial Services HLS Fund
                                       Hartford Global Health HLS Fund
                                       Hartford Global Leaders HLS Fund
                                       Hartford Global Technology HLS Fund
                                       Hartford Growth HLS Fund
                                       Hartford Growth Opportunities HLS Fund
                                       Hartford High Yield HLS Fund
                                       Hartford Index HLS Fund Hartford
                                       International Capital Appreciation HLS Fund
                                       Hartford International Opportunities HLS Fund
                                       Hartford International Small Company HLS Fund
                                       Hartford MidCap HLS Fund
                                       Hartford MidCap Value HLS Fund
                                       Hartford Money Market HLS Fund
                                       Hartford Mortgage Securities HLS Fund
                                       Hartford Small Company HLS Fund
                                       Hartford SmallCap Growth HLS Fund
                                       Hartford Stock HLS Fund
                                       Hartford U.S. Government Securities HLS Fund
                                       Hartford Value HLS Fund
                                       Hartford Value Opportunities HLS Fund

Description of other investment        Investment strategies and investment matters
strategies and investment risks.

Investment manager and                 Management of the funds
management fee information.

Further information on the funds.      Further information on the funds
                                       Purchase and redemption of fund shares
                                       Distribution plan
                                       Determination of net asset value
                                       Dividends and distributions
                                       Right to reject or restrict purchase and exchange orders
                                       Federal income taxes
                                       Variable contract owner voting rights
                                       Plan participant voting rights
                                       Performance related information
                                       Distributor, Custodian and Transfer Agent
                                       Financial highlights
                                       Privacy policy
                                       For more information                                        back cover

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Each fund, except Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, is an investment portfolio of Hartford Series Fund, Inc. Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc.

Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.


The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors, Wellington Management and Hartford Investment Management is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

    - stocks,

    - debt securities, and

    - money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1994              -2.98%
     1995              28.02%
     1996              16.30%
     1997              24.20%
     1998              24.39%
     1999              10.39%
     2000              -0.92%
     2001              -4.81%
     2002             -13.99%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ______% (____ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                          1 YEAR     5 YEARS     10 YEARS
Class IB(1)                                                                                 %           %           %
S&P 500 Index (reflects no deduction for fees or expenses)                                  %           %           %
Lehman Brothers Government/Credit Bond Index (reflects no deduction for fees or
expenses)                                                                                   %           %           %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                             %
Total operating expenses                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS




Rand L. Alexander, CFA

    - Senior Vice President of Wellington Management


    - Co-portfolio manager of the fund since 1992


    - Joined Wellington Management in 1990

    - Investment professional since 1976


John C. Keogh

    - Senior Vice President of Wellington Management

    - Co-portfolio manager of the fund since 2004

    - Joined Wellington Management in 1983 and has been an investment professional involved in portfolio management since that time

HARTFORD BOND HLS FUND

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.


The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P), or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds."


The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1994             -4.18%
     1995             18.19%
     1996              3.27%
     1997             11.07%
     1998              7.93%
     1999             -2.19%
     2000             11.79%
     2001              8.49%
     2002              9.83%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (____ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                1 YEAR     5 YEARS    10 YEARS
Class IB(1)                                                                                        %          %          %
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)             %          %          %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)

Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                             %
Total operating expenses                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Nasri Toutoungi


    - Managing Director of Hartford Investment Management


    - Manager of the fund since 2003


    - Joined Hartford Investment Management in 2003


    - Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and Director and Partner of Rogge Global Partners from 1997 to 1998

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.


Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.


In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1994               2.25%
     1995              29.93%
     1996              20.40%

     1997              22.04%
     1998              15.24%
     1999              37.21%
     2000              13.02%
     2001              -7.10%
     2002             -19.88%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
_____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                     1 YEAR     5 YEARS    10 YEARS
Class IB(1)                                                            %           %           %
S&P 500 Index (reflects no deduction for fees or expenses)             %           %           %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA


    - Senior Vice President of Wellington Management

    - Manager of the fund since 1991

    - Joined Wellington Management in 1979

    - Investment professional since 1974

HARTFORD DISCIPLINED EQUITY HLS FUND (FORMERLY HARTFORD GROWTH AND INCOME HLS
FUND)

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     1999              21.61%
     2000              -5.81%
     2001              -8.18%
     2002             -24.85%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                 SINCE INCEPTION
                                         1 YEAR    5 YEARS        (MAY 29, 1998)
Class IB                                    %         %                 %
S&P 500 Index (reflects no deduction
for fees or expenses)                       %         %                 %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA


    - Senior Vice President of Wellington Management

    - Manager of the fund since inception (May 1998)

    - Joined Wellington Management as a portfolio manager in 1994

    - Investment professional since 1987

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

     1995              36.03%
     1996              22.60%
     1997              31.56%
     1998              16.18%
     1999               5.12%
     2000              10.75%

     2001              -4.21%
     2002             -14.42%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                            SINCE INCEPTION
                                                                     1 YEAR    5 YEARS      (MARCH 9, 1994)
Class IB(1)                                                             %         %                %
S&P 500 Index (reflects no deduction for fees or expenses)              %         %                %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

    - Vice President of Wellington Management

    - Manager of the fund since July, 2001

    - Joined Wellington Management as a portfolio manager in 2000

    - Investment professional since 1980

    - Employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways - affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses (1)                                                        %
Total operating expenses                                                  %


(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing.

John R. Ryan


    - Senior Vice President and Managing Partner of Wellington Management

    - Led the team since the fund's inception (October 31, 2003)

    - Joined Wellington Management in 1981

    - Investment professional involved in portfolio management and securities analysis since 1981

HARTFORD FOCUS HLS FUND

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


Wellington Management uses a two phase investment strategy to evaluate a security for purchase or sale by the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


The key characteristics of companies in which the fund typically invests include:

    - Accelerating earnings and earnings per share growth

    - A strong balance sheet combined with a high return on equity

    - Unrecognized or undervalued assets

    - A strong management team

    - A leadership position within an industry

    - Sustainable or increasing dividends

    - Positive investor sentiment

The fund will consider selling a security when:

    - Downside risk equals upside potential

    - Decreasing trend of earnings growth is exhibited

    - Excessive valuations are reached




MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     2002             -24.76%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ___) AND THE LOWEST QUARTERLY RETURN WAS ____% (____ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                     SINCE INCEPTION
                                                                     1 YEAR          (APRIL 30, 2001)
Class IB                                                               %                   %
S&P 500 Index (reflects no deduction for fees or expenses)             %                   %


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                             %
Total operating expenses                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

    - Senior Vice President of Wellington Management

    - Portfolio Manager of the fund since inception (April 2001)

    - Joined Wellington Management in 1990

    - Investment professional since 1976

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.


PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.


The fund actively allocates its assets among three categories:

    - equity securities

    - debt securities

    - money market instruments

The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 450%.


MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 1, 1995, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1996             11.51%
     1997              5.26%
     1998             13.06%
     1999             22.86%
     2000             -6.80%
     2001             -6.42%
     2002             -9.15%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                           SINCE INCEPTION
                                                                                         1 YEAR   5 YEARS  (MARCH 1, 1995)
Class IB(1)                                                                                 %        %            %
Morgan Stanley Capital International World Index (reflects no deduction
for fees or expenses)                                                                       %        %            %(2)
Lehman Brothers Global Aggregate Index (reflects no deduction for fees or expenses)         %        %            %(2)


(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 2/28/95.

INDICES: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.


The Lehman Brothers Global Aggregate Index USD Hedged ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

    - Senior Vice President of Wellington Management

    - Manager of the equity component of the fund since 2001 and Associate Manager of the equity component of the fund since 1997

    - Joined Wellington Management as a portfolio manager in 1997

    - Investment professional since 1987

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.


Robert L. Evans

    - Senior Vice President of Wellington Management

    - Manager of the debt component of the fund since inception (March 1995)

    - Joined Wellington Management in 1995

    - Investment professional since 1985

Scott M. Elliott, CFA

    - Senior Vice President of Wellington Management

    - Manager of the asset allocation of the fund since 2001

    - Joined Wellington Management in 1994

    - Investment professional since 1990

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:


    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    - Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    - Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in an industry are available at more attractive prices


The fund will be relatively focused both with regard to position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations with each other (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.


Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     2001             -35.88%
     2002             -29.50%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS ____% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                     SINCE INCEPTION
                                                                      1 YEAR       (DECEMBER 27, 2000)
Class IB                                                                %                  %
S&P 500 Index (reflects no deduction for fees or expenses)              %                  %
MSCI AC (All Country) World Free Telecommunication Services
Index (reflects no deduction for fees or expenses)                      %                  %(1)


(1)  Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.


The MSCI AC (All Country) World Free Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                             %
Total operating expenses                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER


The fund has been managed since its inception (December 2000) by Wellington Management using a team of its global industry analysts that specialize in the communications industry.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.


A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

    - Management focuses on rewarding shareholders

    - Market expectations of future earnings are too low

    - Market value does not reflect the fact that earnings are understated due to conservative accounting

    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

    - Its issuer's management no longer appears to promote shareholder value

    - Market expectations of future earnings are too high

    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

    - Market value exceeds the true value of the issuer's component businesses

    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

    - Market value does not reflect the risk of potential problems in an important business component

    - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused both with regard to position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     2001              -5.91%
     2002              -19.04%
     2003

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _____% (____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                               SINCE INCEPTION
                                                                                1 YEAR       (DECEMBER 27, 2000)
Class IB                                                                           %                  %
S&P 500 Index (reflects no deduction for fees or expenses)                         %                  %
MSCI Finance ex Real Estate Index (reflects no deduction for fees or expenses)     %                  %(1)


(1)  Return is from 12/31/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.


The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                             %
Distribution and service (12b-1) fees                                   0.25%
Other expenses                                                              %
Total operating expenses                                                    %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $

SUB-ADVISER


The fund has been managed since its inception (December 2000) by Wellington Management using a team of its global industry analysts that specialize in the financial services industry.

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.


The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share the following attributes:

    - The company's business franchise is temporarily mispriced

    - The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    - The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

    - Target prices are achieved

    - Fundamental expectations are not met

    - A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.


The fund will be relatively focused both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     2001               1.86%
     2002             -17.16%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (____ QUARTER ______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                             SINCE INCEPTION
                                                                                1 YEAR        (MAY 1, 2000)
Class IB                                                                          %                 %
S&P 500 Index (reflects no deduction for fees or expenses)                        %                 %
Goldman Sachs Health Care Index (reflects no deduction for fees or expenses)      %                 %(1)

(1)  Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                            %
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                             %
Total operating expenses                                                   %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER


The fund has been managed since its inception (May 2000) by Wellington Management using a team of its global industry analysts that specialize in the health care industry.

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.


Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.


The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.


    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     1999              50.11%
     2000              -7.22%
     2001             -16.73%
     2002             -19.70%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER
_____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                SINCE INCEPTION
                                                           1 YEAR             5 YEARS        (SEPTEMBER 30, 1998)
Class IB                                                     %                   %                     %
Morgan Stanley Capital International World Index
(reflects no deduction for fees or expenses)                 %                   %                     %


INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                             %
Distribution and service (12b-1) fees                                   0.25%
Other expenses                                                              %
Total operating expenses                                                    %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

    - Senior Vice President of Wellington Management

    - Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

    - Joined Wellington Management as a portfolio manager in 1997

    - Investment professional since 1987

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.


Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase by the fund typically share the following attributes:

    - A positive change in operating results is anticipated

    - Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

    - Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    - More attractive value in a comparable company is available


The fund will be relatively focused both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is not so focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


     2001             -22.95%
     2002             -38.69%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER ___).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                    SINCE INCEPTION
                                                                                          1 YEAR     (MAY 1, 2000)
Class IB                                                                                     %             %
S&P 500 Index (reflects no deduction for fees or expenses)                                   %             %
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)        %             %(1)


(1)  Return is from 4/30/00.

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price     Not applicable
Maximum deferred sales charge (load)                              Not applicable
Exchange fees                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                               $
Year 3                                                               $
Year 5                                                               $
Year 10                                                              $


SUB-ADVISER


The fund has been managed since its inception (May 2000) by Wellington Management using a team of its global industry analysts that specialize in the technology industry.

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top-down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

    - Concurrent with top-down analysis, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 2003



     2003



DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (_____ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS ____% (_____ QUARTER _____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                    SINCE INCEPTION
                                                                                          1 YEAR    (APRIL 30, 2002)
Class IB                                                                                     %             %
Russell 1000 Growth Index (reflects no deduction for fees or expenses)                       %             %



INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                                       CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                                       Not applicable
Maximum deferred sales charge (load)                                                                Not applicable
Exchange fees                                                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                               %
Distribution and service (12b-1) fees                                                                     0.25%
Other expenses                                                                                                %
Total operating expenses                                                                                      %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                                       CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                              $
Year 3                                                                                              $
Year 5                                                                                              $
Year 10                                                                                             $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling, CFA

    - Senior Vice President of Wellington Management

    - Manager of the fund since inception (April 2002)

    - Joined Wellington Management as a global industry analyst in 1994

    - Investment professional since 1989

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 24, 1987, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


         1994               -3.06%
         1995               27.36%
         1996               16.13%
         1997               12.15%
         1998               18.72%
         1999               54.81%
         2000                3.72%
         2001              -23.06%
         2002              -27.83%
         2003

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                               1 YEAR    5 YEARS   10 YEARS
Class IB(1)                                                                       %         %          %
Russell 3000 Growth Index (reflects no deduction for fees or expenses)            %         %          %


(1) Class IB shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                                       CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                                       Not applicable
Maximum deferred sales charge (load)                                                                Not applicable
Exchange fees                                                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                               %
Distribution and service (12b-1) fees                                                                     0.25%
Other expenses                                                                                                %
Total operating expenses                                                                                      %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                                 CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                              $
Year 3                                                                                              $
Year 5                                                                                              $
Year 10                                                                                             $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

    - Senior Vice President of Wellington Management

    - Manager of the fund since April 2001

    - Joined Wellington Management as a portfolio manager in 1999

    - Employed by Kobrick Funds from 1997-1999, State Street Research and Management from 1992-1996 and 1997, and Montgomery Asset Management 1996 as an equity portfolio manager

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.


The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR


         1999               4.49%
         2000               0.85%
         2001               2.54%
         2002              -7.14%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                            SINCE INCEPTION
                                                         1 YEAR       5 YEARS            (SEPTEMBER 30, 1998)
Class IB                                                    %            %                         %
Lehman Brothers High Yield Corporate Index (reflects
no deduction for fees or expenses)                          %            %                         %


INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                                       CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                                       Not applicable
Maximum deferred sales charge (load)                                                                Not applicable
Exchange fees                                                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                               %
Distribution and service (12b-1) fees                                                                     0.25%
Other expenses                                                                                                %
Total operating expenses                                                                                      %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                                       CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                              $
Year 3                                                                                              $
Year 5                                                                                              $
Year 10                                                                                             $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGERS

Christine Mozonski


    - Vice President of Hartford Investment Management

    - Co-portfolio manager of the fund since 2002

    - Joined Hartford Investment Management in June 1992


    - Investment professional involved in trading and portfolio management since that time

David Hillmeyer


    - Vice President of Hartford Investment Management

    - Co-portfolio manager of the fund since 2003

    - Joined Hartford Investment Management in 1995


    - Investment professional involved in trading and portfolio management since 1992

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.


PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in Hartford Investment Management's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2003, approximately 47.75 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Microsoft Corporation, Exxon Mobil Corporation, Pfizer, Inc. and Citigroup, Inc.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.


The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1987, Class IB shares of the fund were not offered until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


         1994                0.68%
         1995               36.21%
         1996               21.79%
         1997               32.28%
         1998               27.74%
         1999               20.20%
         2000               -9.66%
         2001              -12.47%
         2002              -22.63%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
______).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                       1 YEAR     5 YEARS     10 YEARS
Class IB(1)                                                               %           %           %
S&P 500 Index (reflects no deduction for fees or expenses)                %           %           %


(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                          CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                              Not applicable
Maximum deferred sales charge (load)                                                       Not applicable
Exchange fees                                                                                   None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                                  %
Distribution and service (12b-1) fees                                                          0.25%
Other expenses                                                                                   %
Total operating expenses                                                                         %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                 $
Year 3                                                                 $
Year 5                                                                 $
Year 10                                                                $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Juliet Murphy


     -  Assistant Vice President of Hartford Investment Management


     -  Manager of the fund since 2003


     -  Joined Hartford Investment Management in 1997


     - Investment professional involved in trading, portfolio management and investment strategy since 1997

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality growth companies with market capitalizations above $2 billion. The key characteristics of high quality growth companies are:


     - strong earnings and revenue growth or the potential for strong earnings and revenue growth

     -  good management teams

     -  strong balance sheets

     - attractive relative valuations within a global or regional market or the security's primary trading market


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


The fund's focus on growth companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top-down and bottom-up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.


CLASS IB TOTAL RETURNS BY CALENDAR YEAR



         2002              -17.40%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (__ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (____ QUARTER ___).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                      SINCE INCEPTION
                                                                                       1 YEAR         (APRIL 30, 2001)
Class IB                                                                                 %                   %
MSCI EAFE Index (reflects no deduction for fees or expenses)                             %                   %


INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                      CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                       Not applicable
Maximum deferred sales charge (load)                                                Not applicable
Exchange fees                                                                            None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                           %
Distribution and service (12b-1) fees                                                   0.25%
Other expenses                                                                            %
Total operating expenses                                                                  %


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                                           CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                                                      $
Year 3                                                                                                      $
Year 5                                                                                                      $
Year 10                                                                                                     $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

     -  Senior Vice President of Wellington Management

     -  Manager of the fund since inception (April 2001)

     -  Joined Wellington Management as a portfolio manager in 1997

     -  Investment professional since 1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the asset-weighted market cap of the MSCI AC World Free ex US Index.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


         1994              -2.18%
         1995              13.65%
         1996              12.65%
         1997               0.09%
         1998              12.94%
         1999              39.61%
         2000             -17.25%
         2001             -18.88%
         2002             -18.12%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (___ QUARTER ___) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                       1 YEAR   5 YEARS  10 YEARS
Class IB(1)                                                                              %         %        %
MSCI AC World Free ex US Index (reflects no deductions for fees or expenses)             %         %        %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                    CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                      Not applicable
Maximum deferred sales charge (load)                                               Not applicable
Exchange fees                                                                           None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                           %
Distribution and service (12b-1) fees                                                   0.25%
Other expenses                                                                            %
Total operating expenses                                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                      CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                    $
Year 3                                                                    $
Year 5                                                                    $
Year 10                                                                   $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Trond Skramstad

     -  Senior Vice President of Wellington Management

     -  Manager of the fund since 1994

     -  Joined Wellington Management in 1993

     -  Investment professional since 1990

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.


The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -  a well-articulated business plan

     -  experienced management

     -  a sustainable competitive advantage

     -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.


CLASS IB TOTAL RETURNS BY CALENDAR YEAR



         2002              -5.30%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (__ QUARTER ______) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                                                      SINCE INCEPTION
                                                                                       1 YEAR         (APRIL 30, 2001)
Class IB                                                                                 %                   %
S&P/Citigroup Broad Market Index less than $2 billion Euro-Pacific
(reflects no deduction for fees or expenses)                                             %                   %
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index
(reflects no deduction for fees or expenses)                                             %                   %



INDICES: The S&P/Citigroup Broad Market Index less than $2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion. The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada. The fund has changed its benchmark from the S&P/Citigroup Broad Market Index less than $2 billion Euro-Pacific to the S&P/Citigroup Extended Market Euro Pacific Index because the fund's investment manager believes that the S&P/Citigroup Extended Market Euro Pacific Index is better suited to the investment strategy of the fund. You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                     CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price                     Not applicable
Maximum deferred sales charge (load)                                              Not applicable
Exchange fees                                                                          None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                         %
Distribution and service (12b-1) fees                                                 0.25%
Other expenses                                                                          %
Total operating expenses                                                                %

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                  $
Year 3                                                                  $
Year 5                                                                  $
Year 10                                                                 $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

     -  Vice President of Wellington Management

     -  Manager of the fund since inception (April 2001)

     -  Joined Wellington Management as a portfolio manager in 1994

     -  Investment professional since 1987

HARTFORD MIDCAP HLS FUND

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $16.9 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.


     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 14, 1997, it did not offer Class IB shares of the fund until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


         1998              26.26%
         1999              51.44%
         2000              25.20%
         2001             -3.79%
         2002             -14.42%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                              SINCE INCEPTION
                                                                                   1 YEAR        5 YEARS      (JULY 14, 1997)
Class IB(1)                                                                           %             %                %
S&P MidCap 400 Index (reflects no deduction for fees or expenses)                     %             %                %


(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                               CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price               Not applicable
Maximum deferred sales charge (load)                                        Not applicable
Exchange fees                                                                    None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                    %
Distribution and service (12b-1) fees                                            0.25%
Other expenses                                                                     %
Total operating expenses                                                           %


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                              CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                           $
Year 3                                                           $
Year 5                                                           $

Year 10                                                          $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

     -  Senior Vice President of Wellington Management

     -  Manager of the fund since inception (July 1997)

     -  Joined Wellington Management in 1995

     -  Investment professional since 1983

HARTFORD MIDCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2003, this range was between approximately $209.9 million and $16.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.


CLASS IB TOTAL RETURNS BY CALENDAR YEAR



         2002              -13.21%
         2003

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ___% (__ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03


                                                                                                      SINCE INCEPTION
                                                                                       1 YEAR         (APRIL 30, 2001)
Class IB                                                                                 %                   %
Russell 2500 Value Index (reflects no deduction for fees or expenses)                    %                   %



INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                               CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price               Not applicable
Maximum deferred sales charge (load)                                        Not applicable
Exchange fees                                                                    None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                                   %
Distribution and service (12b-1) fees                                           0.25%
Other expenses                                                                    %
Total operating expenses                                                          %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                         CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                                       $
Year 3                                                                       $
Year 5                                                                       $
Year 10                                                                      $

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by James N. Mordy that specialize in value oriented investing.


James N. Mordy

     -  Senior Vice President of Wellington Management

     -  Manager of the fund and led team since inception (April 2001)

     -  Joined Wellington Management as an analyst in 1985

     -  Investment professional since 1985

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.


MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.


Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.


Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1994              3.71%
     1995              5.47%
     1996              4.92%
     1997              5.07%
     1998              5.05%
     1999              4.71%
     2000              5.91%
     2001              3.68%
     2002              1.24%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER _____) AND THE LOWEST QUARTERLY RETURN WAS ___% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                            1 YEAR   5 YEARS   10 YEARS
Class IB(1)                                                                    %        %          %
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)        %        %          %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                          %
Distribution and service (12b-1) fees                                0.25%
Other expenses                                                           %
Total operating expenses                                                 %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Robert Crusha


    - Vice President of Hartford Investment Management


    - Manager of the fund since May 2002


    - Joined Hartford Investment Management in 1993


    - Investment professional involved in trading and portfolio management since 1995

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.


In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.


Hartford Investment Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on January 1, 1985, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1994      -1.86%
     1995      15.88%
     1996       4.81%
     1997       8.74%
     1998       6.45%
     1999       1.18%
     2000      10.08%
     2001       7.30%
     2002       7.89%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                        1 YEAR  5 YEARS  10 YEARS
Class IB(1)                                                                                %       %         %
Lehman Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)       %       %         %


(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                          %
Distribution and service (12b-1) fees                                0.25%
Other expenses                                                           %
Total operating expenses                                                 %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $


SUB-ADVISER


Hartford Investment Management

PORTFOLIO MANAGERS


Peter P. Perrotti


    - Senior Vice President of Hartford Investment Management

    - Co-Manager of the fund since May 1999

    - Joined Hartford Investment Management in 1992 and has managed debt securities since that time


    - Investment professional since 1992


Russell M. Regenauer

    - Vice President of Hartford Investment Management

    - Co-Manager of the fund since September 2003

    - Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.2 million and $4.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

    - have potential for above-average earnings growth

    - are undervalued in relation to their investment potential

    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors

    - are relatively obscure and undiscovered by the overall investment community

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.




MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.


If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1997    18.08%
     1998    11.41%
     1999    65.45%
     2000   -13.28%
     2001   -15.07%
     2002   -30.39%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ___) AND THE LOWEST QUARTERLY RETURN WAS _____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                             SINCE INCEPTION
                                                                          1 YEAR   5 YEARS   (AUGUST 9, 1996)
Class IB(1)                                                                  %         %             %
Russell 2000 Growth Index (reflects no deduction for fees or expenses)       %         %             %(2)


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 7/31/96.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                          %
Distribution and service (12b-1) fees                                0.25%
Other expenses                                                           %
Total operating expenses                                                 %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

    - Senior Vice President of Wellington Management

    - Manager of the fund since January 2000

    - Joined Wellington Management in 1994

    - Investment professional since 1990

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.2 million and $4.8 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 2, 1994, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1995    29.57%
     1996     7.38%
     1997     1.17%
     1998    20.87%
     1999   108.79%
     2000   -15.30%
     2001   -20.39%
     2002   -29.00%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ___) AND THE LOWEST QUARTERLY RETURN WAS ___% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                             SINCE INCEPTION
                                                                          1 YEAR   5 YEARS    (MAY 2, 1994)
Class IB(1)                                                                  %         %             %
Russell 2000 Growth Index (reflects no deduction for fees or expenses)       %         %             %(2)


(1) Class B shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 4/30/94.

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                          %
Distribution and service (12b-1) fees                                0.25%
Other expenses                                                           %
Total operating expenses                                                 %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

    - Senior Vice President of Wellington Management

    - Co-Manager of the fund since April 2001

    - Joined Wellington Management as a portfolio manager in 1994

    - Investment professional since 1987

David J. Elliott

    - Vice President of Wellington Management

    - Co-Manager of the fund since April 2001

    - Joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


   1994           -2.14%
   1995           33.76%
   1996           24.06%
   1997           31.05%
   1998           33.20%
   1999           19.57%
   2000           -7.21%
   2001          -12.39%
   2002          -24.42%
   2003

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ___) AND THE LOWEST QUARTERLY RETURN WAS _____% (____ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                 1 YEAR     5 YEARS     10 YEARS
Class IB(1)                                                         %           %           %
S&P 500 Index (reflects no deduction for fees or expenses)          %           %           %


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                         None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGER


Rand L. Alexander, CFA

    - Senior Vice President of Wellington Management

    - Portfolio Manager of the fund since 1992

    - Joined Wellington Management in 1990

    - Investment professional since 1976

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.


To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that Hartford Investment Management expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.





MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.


Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 24, 1987, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1994       -6.67%
     1995       18.55%
     1996        1.95%
     1997        8.82%
     1998        8.61%
     1999       -2.18%
     2000       11.54%
     2001        7.24%
     2002       10.47%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER_____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                     1 YEAR     5 YEARS   10 YEARS
Class IB(1)                                                                            %           %          %
Lehman Brothers Intermediate Government Bond Index (reflects no deduction for
fees or expenses)                                                                      %           %          %


(1) Class IB shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGERS

Peter P. Perrotti


    - Senior Vice President of Hartford Investment Management


    - Manager of the fund since April 2001


    - Joined Hartford Investment Management in 1992 and has managed debt securities since that time


    - Investment professional since 1992

Russell M. Regenauer


    - Vice President of Hartford Investment Management


    - Assistant portfolio manager of the fund since September 2002


    - Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratio. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.


CLASS IB TOTAL RETURNS BY CALENDAR YEAR



     2002         -22.81%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ___) AND THE LOWEST QUARTERLY RETURN WAS ___% (___ QUARTER
_____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                   SINCE INCEPTION
                                                                         1 YEAR    (APRIL 30, 2001)
Class IB                                                                    %              %
Russell 1000 Value Index (reflects no deduction for fees or expenses)       %              %



INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalizations.) You cannot invest directly in an index.


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                         None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                           %
Distribution and service (12b-1) fees                                 0.25%
Other expenses                                                            %
Total operating expenses                                                  %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing.


John R. Ryan, CFA

    - Senior Vice President and Managing Partner of Wellington Management

    - Manager of the fund and led team since inception (April 2001)

    - Joined Wellington Management in 1981


    - Investment professional involved in portfolio management and securities analysis since 1981

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the fund's sub-adviser, Wellington Management, believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

    - high fundamental investment value,

    - strong management team, and

    - strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.




PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1996, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)


     1997              24.93%
     1998               9.37%

     1999               8.69%
     2000              18.20%
     2001              -2.79%
     2002             -25.14%
     2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (___ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____% (___ QUARTER
____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                                SINCE INCEPTION
                                                                            1 YEAR   5 YEARS     (MAY 1, 1996)
Class IB(1)                                                                   %         %              %
Russell 3000 Value Index (reflects no deduction for fees or expenses)         %         %              %(2)


(1) Class IB shares commenced operations on May 1, 2002. Class IB share performance shown above reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 4/30/96.

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                  CLASS IB
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                          %
Distribution and service (12b-1) fees                                0.25%
Other expenses                                                           %
Total operating expenses                                                 %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  CLASS IB
EXPENSES
(with or without redemption)
Year 1                                                            $
Year 3                                                            $
Year 5                                                            $
Year 10                                                           $

SUB-ADVISER





The fund has been managed since its inception (May 1996) by Wellington Management using a team specializing in all-cap value investing.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.


The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers HLS Fund, Bond HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds, other than the Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation HLS Fund, Global Communications HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.


SMALL CAPITALIZATION COMPANIES

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Certain funds are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.


TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Bond HLS Fund, Disciplined Equity HLS Fund, Equity Income HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER


HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. HL Advisors had over $53.1 billion in assets under management as of December 31, 2003. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS


Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those sub-advised by Hartford Investment Management.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2003, Hartford Investment Management had investment management authority over approximately $32.4 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pay a monthly management fee to HL Advisors for investment advisory and certain administrative services. Each other fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

First $100,000,000                 0.700%
Amount over $100 Million           0.600%

U.S. GOVERNMENT SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

First $50,000,000                  0.500%
Amount over $50 Million            0.450%

INDEX HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

All Assets                         0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

All Assets                         0.450%

BOND HLS FUND AND STOCK HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

First $250,000,000                 0.525%
Next $250,000,000                  0.500%
Next $500,000,000                  0.475%
Amount Over $1 Billion             0.450%


ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, HIGH YIELD HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND



AVERAGE DAILY NET ASSETS           ANNUAL RATE

First $250,000,000                 0.775%
Next $250,000,000                  0.725%
Next $500,000,000                  0.675%
Amount Over $1 Billion             0.625%

EQUITY INCOME HLS FUND, GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS
FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

First $250,000,000                 0.825%
Next $250,000,000                  0.775%
Next $500,000,000                  0.725%
Amount Over $1 Billion             0.675%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE

First $250,000,000                 0.850%
Next $250,000,000                  0.800%
Amount Over $500 Million           0.750%


For the year ended December 31, 2003, Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors. Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:


     FUND NAME                                                    ANNUAL RATE
     Hartford Advisers HLS Fund                                        %
     Hartford Bond HLS Fund                                            %
     Hartford Capital Appreciation HLS Fund                            %
     Hartford Disciplined Equity HLS Fund                              %
     Hartford Dividend and Growth HLS Fund                             %
     Hartford Equity Income HLS Fund                                   %
     Hartford Focus HLS Fund                                           %

                                       99

     Hartford Global Advisers HLS Fund                                 %
     Hartford Global Communications HLS Fund                           %
     Hartford Global Financial Services HLS Fund                       %
     Hartford Global Health HLS Fund                                   %
     Hartford Global Leaders HLS Fund                                  %
     Hartford Global Technology HLS Fund                               %
     Hartford Growth HLS Fund                                          %
     Hartford Growth Opportunities HLS Fund                            %
     Hartford High Yield HLS Fund                                      %
     Hartford Index HLS Fund                                           %
     Hartford International Capital Appreciation HLS Fund              %
     Hartford International Opportunities HLS Fund                     %
     Hartford International Small Company HLS Fund                     %
     Hartford MidCap HLS Fund                                          %
     Hartford MidCap Value HLS Fund                                    %
     Hartford Money Market HLS Fund                                    %
     Hartford Mortgage Securities HLS Fund                             %
     Hartford Small Company HLS Fund                                   %
     Hartford SmallCap Growth HLS Fund                                 %
     Hartford Stock HLS Fund                                           %
     Hartford U.S. Government Securities HLS Fund                      %
     Hartford Value HLS Fund                                           %
     Hartford Value Opportunities HLS Fund                             %

FURTHER INFORMATION ON THE FUNDS

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. Each fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE


The net asset value per share is determined for each fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the applicable Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.


RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners or by qualified retirement plan participants or other investors.

The funds are available for use with many different variable insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of the older variable annuity contracts, Hartford currently only has the ability to restrict transfers into certain funds and to limit the total amount transferred to certain funds.


FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.




VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS


The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by __________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of Hartford Series Fund, Inc. (except Hartford Growth HLS Fund), the information for the periods ended on or before December 31, 2001 has been audited by Arthur Andersen LLP.* These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. (Information presented relates to a share of capital stock outstanding throughout the indicated period).


HARTFORD ADVISERS HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $    23.60       $    26.63       $    29.66       $    35.77
Net investment income (loss)(d)                                 0.46             0.50             0.74             0.61
Net realized and unrealized gain (loss) on
investments(d)                                                 (4.10)           (1.77)           (0.98)            2.21
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                            (3.64)           (1.27)           (0.24)            2.82
Less distributions:
     Dividends from net investment income(d)                   (0.24)           (0.49)           (0.22)           (0.64)
     Distributions from net realized gain on
     investments(d)                                                -            (1.27)           (2.57)           (8.29)
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                         (0.24)           (1.76)           (2.79)           (8.93)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                  (3.88)           (3.03)           (3.03)           (6.11)
Net asset value, end of period(d)                         $    19.72       $    23.60       $    26.63       $    29.66
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (13.99%)          (4.81%)          (0.92%)          10.39%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  672,078       $  521,205       $  252,247       $  137,318
Ratio of expenses to average net assets                         0.90%(e)         0.84%(b)         0.84%(b)         0.83%(b)
Ratio of net investment income (loss) to
average net assets                                              2.07%            2.33%            2.29%            2.28%
Portfolio turnover rate(c)                                        47%              34%              40%              38%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.


* In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for Hartford Series Fund, Inc. of the audited financial statements for the periods ended on or before December 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

HARTFORD BOND HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                   $    11.43       $    11.07       $     9.95       $    10.83
Net investment income (loss)(e)                                 0.46             0.41             0.61             0.61
Net realized and unrealized gain (loss) on
investments(e)                                                  0.07             0.50             0.56            (0.84)
                                                          ----------       ----------       ----------       ----------
Total from investment operations(e)                             0.53             0.91             1.17            (0.23)
Less distributions:
     Dividends from net investment income(e)                   (0.05)           (0.55)           (0.05)           (0.57)
     Distributions from net realized gain on
     investments(e)                                            (0.01)               -                -            (0.08)
     Distributions from capital(e)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(e)                                         (0.06)           (0.55)           (0.05)           (0.65)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(e)                   0.47             0.36             1.12            (0.88)
Net asset value, end of period(e)                         $    11.90       $    11.43       $    11.07       $     9.95
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                    9.83%            8.49%           11.79%           (2.19%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  382,864       $  152,254       $   31,551       $   15,818
Ratio of expenses to average net assets                         0.75%(f)         0.69%(b)         0.70%(b)         0.70%(b)
Ratio of net investment income (loss) to
average net assets                                              5.34%            5.69%            6.36%            5.91%
Portfolio turnover rate(d)                                       108%             185%             169%             111%
Current Yield(c)                                                4.76%            5.55%            5.94%            6.82%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(f) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD CAPITAL APPRECIATION HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $    39.68       $    59.23       $    60.98       $    64.37
Net investment income (loss)(d)                                 0.12             0.06            (0.77)            1.50
Net realized and unrealized gain (loss) on
investments(d)                                                 (8.03)           (3.29)            8.64            15.03
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                            (7.91)           (3.23)            7.87            16.53
Less distributions:
     Dividends from net investment income(d)                   (0.14)           (0.23)           (0.34)           (0.13)
     Distributions from net realized gain on
     investments(d)                                                -           (16.09)           (9.28)          (19.79)
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                         (0.14)          (16.32)           (9.62)          (19.92)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                  (8.05)          (19.55)           (1.75)           (3.39)
Net asset value, end of period(d)                         $    31.63       $    39.68       $    59.23       $    60.98
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (19.88%)          (7.10%)          13.02%           37.21%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  588,013       $  393,241       $  136,058       $   22,993
Ratio of expenses to average net assets                         0.92%(e)         0.86%(b)         0.84%(b)         0.84%(b)
Ratio of net investment income (loss) to
average net assets                                              0.41%            0.39%            0.46%            0.28%
Portfolio turnover rate(c)                                        94%              92%             108%              66%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD DISCIPLINED EQUITY HLS FUND



                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/02         12/31/00         12/31/99
                                               --------   ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)                   $    11.67       $    11.67       $    14.30       $    11.85
Net investment income (loss)(c)                                 0.04             0.04            (0.08)            0.06
Net realized and unrealized gain (loss) on
investments(c)                                                 (2.96)           (2.96)           (0.74)            2.50
                                                          ----------       ----------       ----------       ----------
Total from investment operations(c)                            (2.92)           (2.92)           (0.82)            2.56
Less distributions:
     Dividends from net investment income(c)                       -                -            (0.04)           (0.02)
     Distributions from net realized gain on
     investments(c)                                                -                -            (0.21)           (0.09)
     Distributions from capital(c)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(c)                                             -                -            (0.25)           (0.11)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(c)                  (2.92)           (2.92)           (1.07)            2.45
Net asset value, end of period(c)                         $     8.75       $     8.75       $    13.23       $    14.30
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (24.85%)         (24.85%)          (5.81%)          21.61%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   58,930       $   58,930       $   14,898       $       14
Ratio of expenses to average net assets                         1.02%(d)         1.02%(d)         0.97%(a)         1.00%(a)
Ratio of net investment income (loss) to
average net assets                                              0.42%            0.42%            0.23%            0.45%
Portfolio turnover rate(b)                                        92%              92%              73%              54%



(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD DIVIDEND AND GROWTH HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $    18.79       $    21.24       $    21.51       $    22.67
Net investment income (loss)(d)                                 0.24             0.39             0.40             0.24
Net realized and unrealized gain (loss) on
investments(d)                                                 (3.66)           (1.25)            1.69             0.77
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                            (3.42)           (0.86)            2.09             1.01
Less distributions:
     Dividends from net investment income(d)                   (0.21)           (0.28)           (0.32)           (0.34)
     Distributions from net realized gain on
     investments(d)                                            (0.09)           (1.31)           (2.04)           (1.83)
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                         (0.30)           (1.59)           (2.36)           (2.17)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                  (3.72)           (2.45)           (0.27)           (1.16)
Net asset value, end of period(d)                         $    15.07       $    18.79       $    21.24       $    21.51
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (14.42%)          (4.21%)          10.75%            5.12%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  327,617       $  153,848       $   35,415       $   16,087
Ratio of expenses to average net assets                         0.92%(e)         0.86%(b)         0.86%(b)         0.86%(b)
Ratio of net investment income (loss) to
average net assets                                              1.33%            1.48%            1.52%            1.42%
Portfolio turnover rate(c)                                        43%              61%              59%              56%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing among the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD EQUITY INCOME HLS FUND


                                                                     CLASS IB - PERIOD ENDED:
                                                                           10/31/03-
                                                                           12/31/03(a)
                                                                           -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period Net
investment income (loss)
Net realized and unrealized gain (loss) on
investments
Total from investment operations
Less distributions:
     Dividends from net investment income
     Distributions from net realized gain
     on investments
     Distributions from capital
Total distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average
net assets
Portfolio turnover rate(d)


(a) The fund was declared effective by the Securities and Exchange Commission on October 31, 2003.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD FOCUS HLS FUND


                                                           CLASS IB-
                                                         PERIOD ENDED:
                                                                            4/30/01-
                                               12/31/03    12/31/02        12/31/01(a)
                                               --------   ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $    10.37       $    10.00
Net investment income (loss)(f)                                 0.02             0.01
Net realized and unrealized gain (loss)
on investments(f)                                              (2.67)            0.37
                                                          ----------       ----------
Total from investment operations(f)                            (2.65)            0.38
Less distributions:
     Dividends from net investment income(f)                       -            (0.01)
     Distributions from net realized gain
     on investments(f)                                         (0.01)               -
     Distributions from capital(f)                                 -                -
                                                          ----------       ----------
Total distributions(f)                                         (0.01)           (0.01)
                                                          ----------       ----------
Net increase (decrease) in net asset value(f)                  (2.66)            0.37
Net asset value, end of period(f)                         $     7.71       $    10.37
                                                          ==========       ==========
TOTAL RETURN                                                  (24.76%)           3.83%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   18,361       $    8,803
Ratio of expenses to average net assets                         1.11%(g)         1.13%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              0.17%            0.29%(c)
Portfolio turnover rate(e)                                       212%             113%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GLOBAL ADVISERS HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                                                                                              11/9/99-
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $    10.05       $    11.47       $    13.97       $    13.00
Net investment income (loss)(f)                                (0.41)            0.44             0.48             0.04
Net realized and unrealized gain (loss) on
investments(f)                                                 (0.52)           (1.16)           (1.38)            1.18
                                                          ----------       ----------       ----------       ----------
Total from investment operations(f)                            (0.93)           (0.72)           (0.90)            1.22
Less distributions:
     Dividends from net investment income(f)                       -            (0.07)           (0.71)           (0.25)
     Distributions from net realized gain on
     investments(f)                                                -            (0.63)           (0.89)               -
     Distributions from capital(f)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(f)                                             -            (0.70)           (1.60)           (0.25)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(f)                  (0.93)           (1.42)           (2.50)            0.97
Net asset value, end of period(f)                         $     9.12       $    10.05       $    11.47       $    13.97
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                   (9.15%)          (6.42%)          (6.80%)           9.35%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   16,078       $   11,965       $    4,800       $       11
Ratio of expenses to average net assets                         1.06%(g)         1.04%(d)         1.03%(d)         1.03%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              1.82%            2.03%            2.54%            2.42%(c)
Portfolio turnover rate(e)                                       288%             346%             184%             142%


(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND


                                                           CLASS IB -
                                                         PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01
                                               --------   ----------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)                   $     6.37       $    10.00
Net investment income (loss)(c)                                 0.01             0.02
Net realized and unrealized gain (loss) on
investments(c)                                                 (1.89)           (3.62)
                                                          ----------       ----------
Total from investment operations(c)                            (1.88)           (3.60)
Less distributions:
     Dividends from net investment income(c)                   (0.02)           (0.03)
     Distributions from net realized gain on
     investments(c)                                                -                -
     Distributions from capital(c)                                 -                -
                                                          ----------       ----------
Total distributions(c)                                         (0.02)           (0.03)
                                                          ----------       ----------
Net increase (decrease) in net asset value(c)                  (1.90)           (3.63)
Net asset value, end of period(c)                         $     4.47       $     6.37
                                                          ----------       ----------
TOTAL RETURN                                                  (29.50%)         (35.88%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    2,707       $    1,584
Ratio of expenses to average net assets                         1.24%(d)         1.10%(a)
Ratio of net investment income (loss) to
average net assets                                              0.43%            0.20%
Portfolio turnover rate(b)                                       100%              95%


(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND


                                                           CLASS IB -
                                                         PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01
                                               --------   ----------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)                   $     9.36       $    10.00
Net investment income (loss)(c)                                 0.07             0.04
Net realized and unrealized gain (loss) on
investments(c)                                                 (1.86)           (0.65)
                                                          ----------       ----------
Total from investment operations(c)                            (1.79)           (0.61)
Less distributions:
     Dividends from net investment income(c)                   (0.07)           (0.03)
     Distributions from net realized gain on
     investments(c)                                                -                -
     Distributions from capital(c)                                 -                -
                                                          ----------       ----------
Total distributions(c)                                         (0.07)           (0.03)
                                                          ----------       ----------
Net increase (decrease) in net asset value(c)                  (1.86)           (0.64)
Net asset value, end of period(c)                         $     7.50       $     9.36
                                                          ==========       ==========
TOTAL RETURN                                                  (19.04%)          (5.91%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    6,477       $    3,392
Ratio of expenses to average net assets                         1.38%(d)         1.11%(a)
Ratio of net investment income (loss) to
average net assets                                              0.88%            0.86%
Portfolio turnover rate(b)                                        80%             119%


(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GLOBAL HEALTH HLS FUND


                                                            CLASS IB - PERIOD ENDED:
                                                                                              5/1/00-
                                               12/31/03    12/31/02         12/31/01        12/31/00(a)
                                               --------   ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $    14.68       $    14.41       $    10.00
Net investment income (loss)(f)                                 0.01            (0.03)            0.03
Net realized and unrealized gain (loss) on
investments(f)                                                 (2.81)            0.30             4.75
                                                          ----------       ----------       ----------
Total from investment operations(f)                            (2.80)            0.27             4.78
Less distributions:
     Dividends from net investment income(f)                       -                -            (0.02)
     Distributions from net realized gain on
     investments(f)                                            (0.03)               -            (0.35)
     Distributions from capital(f)                                 -                -                -
                                                          ----------       ----------       ----------
Total distributions(f)                                         (0.03)               -            (0.37)
                                                          ----------       ----------       ----------
Net increase (decrease) in net asset value(f)                  (2.83)            0.27             4.41
Net asset value, end of period(f)                         $    11.85       $    14.68       $    14.41
                                                          ==========       ==========       ==========
TOTAL RETURN                                                  (17.16%)           1.86%           48.00%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   48,470       $   35,781       $    9,347
Ratio of expenses to average net assets                         1.13%(g)         1.07%(d)         1.08%(c),(d)
Ratio of net investment income (loss) to
average net assets                                             (0.13%)          (0.12%)           0.41%(c)
Portfolio turnover rate(e)                                        60%              62%              46%


(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GLOBAL LEADERS HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00         12/31/99
                                               --------   ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $    14.40       $    17.57       $    19.12       $    12.85
Net investment income (loss)(d)                                 0.12             0.08            (0.06)            0.07
Net realized and unrealized gain (loss) on
investments(d)                                                 (2.96)           (3.02)           (1.30)            6.34
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                            (2.84)           (2.94)           (1.36)            6.41
Less distributions:
     Dividends from net investment income(d)                   (0.09)           (0.06)           (0.08)               -
     Distributions from net realized gain on
     investments(d)                                                -            (0.17)           (0.11)           (0.14)
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                         (0.09)           (0.23)           (0.19)           (0.14)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                  (2.93)           (3.17)           (1.55)            6.27
Net asset value, end of period(d)                         $    11.47       $    14.40       $    17.57       $    19.12
                                                          ----------       ----------       ----------       ----------
TOTAL RETURN                                                  (19.70%)         (16.73%)          (7.22%)          50.11%(a)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   55,421       $   49,356       $   25,869       $       69
Ratio of expenses to average net assets                         1.03%(e)         0.99%(b)         0.99%(b)         1.04%(a),(b)
Ratio of net investment income (loss) to
average net assets                                              0.84%            0.53%            0.45%            0.36%(a)
Portfolio turnover rate(c)                                       324%             363%             367%             207%



(a) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GLOBAL TECHNOLOGY HLS FUND


                                                            CLASS IB - PERIOD ENDED:
                                                                                              5/1/00-
                                               12/31/03    12/31/02         12/31/01        12/31/00(a)
                                               --------   ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $     4.90       $     6.36       $    10.00
Net investment income (loss)(f)                                (0.04)           (0.02)           (0.01)
Net realized and unrealized gain (loss) on
investments(f)                                                 (1.85)           (1.44)           (3.63)
                                                          ----------       ----------       ----------
Total from investment operations(f)                            (1.89)           (1.46)           (3.64)
Less distributions:
     Dividends from net investment income(f)                       -                -                -
     Distributions from net realized gain on
     investments(f)                                                -                -                -
     Distributions from capital(f)                                 -                -                -
                                                          ----------       ----------       ----------
Total distributions(f)                                             -                -                -
                                                          ----------       ----------       ----------
Net increase (decrease) in net asset value(f)                  (1.89)           (1.46)           (3.64)
Net asset value, end of period(f)                         $     3.01       $     4.90       $     6.36
                                                          ==========       ==========       ==========
TOTAL RETURN                                                  (38.69%)         (22.95%)         (37.10%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   13,609       $   16,712       $    7,340
Ratio of expenses to average net assets                         1.13%(g)         1.07%(d)         1.10%(c),(d)
Ratio of net investment income (loss) to
average net assets                                             (0.92%)          (0.67%)          (0.62%)(c)
Portfolio turnover rate(e)                                       155%             240%             150%


(a) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD GROWTH HLS FUND


                                                    CLASS IB -
                                                  PERIOD ENDED

                                                           4/30/02-
                                               12/31/03   12/31/02(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    10.00
Net investment income (loss)                                       -
Net realized and unrealized gain (loss) on
investments                                                    (1.36)
                                                          ----------
Total from investment operations                               (1.36)
                                                          ----------
Less distributions:
     Dividends from net investment income                          -
     Distributions from net realized gain on
     investments                                                   -
     Distributions from capital                                    -
                                                          ----------
Total distributions                                                -
                                                          ----------
Net increase (decrease) in net asset value                     (1.36)
Net asset value, end of period                            $     8.64
                                                          ==========
TOTAL RETURN                                                  (13.57%)(b)
                                                          ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    7,937
Ratio of expenses to average net assets                         1.24%(c)
Ratio of net investment income (loss) to
average net assets                                             (0.25%)(c)
Portfolio turnover rate(d)                                        76%


(a)  The fund commenced operations on April 30, 2002.

(b)  Not annualized.

(c)  Annualized

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND


                                              CLASS IB - PERIOD ENDED:
                                                           04/30/02-
                                               12/31/03   12/31/02(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    21.16
Net investment income (loss)                                   (0.01)
Net realized and unrealized gain (loss) on
investments                                                    (4.78)
                                                          ----------
Total from investment operations                               (4.79)
Less distributions:
     Dividends from net investment income                          -
     Distributions from net realized gain on
     investments                                                   -
     Distributions from capital                                    -
                                                          ----------
Total distributions                                                -
                                                          ----------
Net increase (decrease) in net asset value                     (4.79)
Net asset value, end of period                            $    16.37
                                                          ==========
TOTAL RETURN                                                  (22.65%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    5,287
Ratio of expenses to average net assets                         0.84%(c)
Ratio of net investment income (loss) to
average net assets                                             (0.10%)(c)
Portfolio turnover rate(d)                                       189%


(a)  Class IB shares were first offered on April 30, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HIGH YIELD HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00         12/31/99
                                               --------   ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(e)                   $     9.61       $     9.38       $    10.05       $    10.17
Net investment income (loss)(e)                                 0.49             0.84             0.04             0.85
Net realized and unrealized gain (loss) on
investments(e)                                                 (1.61)           (0.60)            0.04            (0.39)
                                                          ----------       ----------       ----------       ----------
Total from investment operations(e)                            (1.12)            0.24             0.08             0.46
Less distributions:
     Dividends from net investment income(e)                   (0.05)           (0.01)           (0.75)           (0.58)
     Distributions from net realized gain on
     investments(e)                                                -                -                -                -
     Distributions from capital(e)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(e)                                         (0.05)           (0.01)           (0.75)           (0.58)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(e)                  (1.17)            0.23            (0.67)           (0.12)
Net asset value, end of period(e)                         $     8.44       $     9.61       $     9.38       $    10.05
                                                          ----------       ----------       ----------       ----------
TOTAL RETURN                                                   (7.14%)           2.54%            0.85%            4.49%(a)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   57,084       $   25,901       $    2,497       $      102
Ratio of expenses to average net assets                         1.05%(f)         0.99%(b)         0.99%(b)         0.90%(a),(b)
Ratio of net investment income (loss) to
average net assets                                              9.10%            9.52%            8.97%            8.18%(a)
Portfolio turnover rate(d)                                        60%              63%              69%              47%
Current Yield(c)                                                8.91%           10.69%           10.55%            9.46%



(a) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(f) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD INDEX HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                                                                                              11/9/99-
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $    31.75       $    37.20       $    41.89       $    39.22
Net investment income (loss)(f)                                 0.28             0.30             0.37             0.04
Net realized and unrealized gain (loss) on
investments(f)                                                 (8.30)           (4.91)           (4.39)            2.98
                                                          ----------       ----------       ----------       ----------
Total from investment operations(f)                            (8.02)           (4.61)           (4.02)            3.02
Less distributions:
     Dividends from net investment income(f)                   (0.24)           (0.25)           (0.28)           (0.32)
     Distributions from net realized gain on
     investments(f)                                            (0.10)           (0.59)           (0.39)           (0.03)
     Distributions from capital(f)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(f)                                         (0.34)           (0.84)           (0.67)           (0.35)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(f)                  (8.36)           (5.45)           (4.69)            2.67
Net asset value, end of period(f)                         $    23.39       $    31.75       $    37.20       $    41.89
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (22.63%)         (12.47%)          (9.66%)           7.73%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   68,832       $   46,056       $   16,272       $       11
Ratio of expenses to average net assets                         0.67%(g)         0.61%(d)         0.61%(d)         0.61%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              0.95%            0.73%            0.57%            0.77%(c)
Portfolio turnover rate(e)                                        15%               5%               7%               3%


(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND


                                                   CLASS IB - PERIOD ENDED:
                                                                            4/30/01-
                                               12/31/03    12/31/02        12/31/01(a)
                                               --------   ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $     8.59       $    10.00
Net investment income (loss)(f)                                 0.01             0.01
Net realized and unrealized gain (loss) on
investments(f)                                                 (1.51)           (1.41)
                                                          ----------       ----------
Total from investment operations(f)                            (1.50)           (1.40)
Less distributions:
     Dividends from net investment income(f)                   (0.01)           (0.01)
     Distributions from net realized gain on
     investments(f)                                                -                -
     Distributions from capital(f)                                 -                -
                                                          ----------       ----------
Total distributions(f)                                         (0.01)           (0.01)
                                                          ----------       ----------
Net increase (decrease) in net asset value(f)                  (1.51)           (1.41)
Net asset value, end of period(f)                         $     7.08       $     8.59
                                                          ==========       ==========
TOTAL RETURN                                                  (17.40%)         (14.08%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   13,878       $    5,075
Ratio of expenses to average net assets                         1.49%(g)         1.18%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              0.36%            0.24%(c)
Portfolio turnover rate(e)                                       285%             191%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $     9.51       $    13.65       $    18.76       $    13.57
Net investment income (loss)(d)                                 0.14             0.12             0.25             0.17
Net realized and unrealized gain (loss) on
investments(d)                                                 (1.91)           (2.63)           (3.24)            5.19
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                            (1.77)           (2.51)           (2.99)            5.36
Less distributions:
     Dividends from net investment income(d)                   (0.08)           (0.02)           (0.19)           (0.17)
     Distributions from net realized gain on                                                                          -
     investments(d)                                            (1.61)           (1.93)                                -
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                         (0.08)           (1.63)           (2.12)           (0.17)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                  (1.85)           (4.14)           (5.11)            5.19
Net asset value, end of period(d)                         $     7.66       $     9.51       $    13.65       $    18.76
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (18.12%)         (18.88%)         (17.25%)          39.61%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   26,641       $   22,277       $   18,682       $    3,203
Ratio of expenses to average net assets                         1.04%(e)         0.99%(b)         0.96%(b)         0.96%(b)
Ratio of net investment income (loss) to
average net assets                                              1.00%            0.92%            0.98%            1.02%
Portfolio turnover rate(c)                                       161%             144%             159%             133%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND


                                                    CLASS IB - PERIOD ENDED:
                                                                            4/30/01-
                                               12/31/03     12/31/02       12/31/01(a)
                                               --------   ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $     9.38       $    10.00
Net investment income (loss)(f)                                 0.01             0.03
Net realized and unrealized gain (loss) on
investments(f)                                                 (0.53)           (0.64)
                                                          ----------       ----------
Total from investment operations(f)                            (0.52)           (0.61)
Less distributions:
     Dividends from net investment income(f)                       -            (0.01)
     Distributions from net realized gain on
     investments(f)                                                -                -
     Distributions from capital(f)                                 -                -
                                                          ----------       ----------
Total distributions(f)                                             -            (0.01)
                                                          ----------       ----------
Net increase (decrease) in net asset value(f)                  (0.52)           (0.62)
Net asset value, end of period(f)                         $     8.86       $     9.38
                                                          ==========       ==========
TOTAL RETURN                                                   (5.30%)          (6.09%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    5,130       $      768
Ratio of expenses to average net assets                         1.96%(g)         1.18%(c),(d)
Ratio of net investment income (loss) to
average net assets                                             (0.01%)           0.83%(c)
Portfolio turnover rate(e)                                       183%             168%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD MIDCAP HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                                                                                              11/9/99-
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $    20.84       $    24.62       $    20.53       $    17.58
Net investment income (loss)(f)                                    -                -            (0.01)               -
Net realized and unrealized gain (loss) on
investments(f)                                                 (3.00)           (0.98)            5.13             3.73
                                                          ----------       ----------       ----------       ----------
Total from investment operations(f)                            (3.00)           (0.98)            5.12             3.73
Less distributions:
     Dividends from net investment income(f)                       -                -                -                -
     Distributions from net realized gain on
     investments(f)                                                -            (2.80)           (1.03)           (0.78)
     Distributions from capital(f)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(f)                                             -            (2.80)           (1.03)           (0.78)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(f)                  (3.00)           (3.78)            4.09             2.95
Net asset value, end of period(f)                         $    17.84       $    20.84       $    24.62       $    20.53
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (14.42%)          (3.79%)          25.20%           21.39%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   89,336       $  117,396       $   50,747       $       36
Ratio of expenses to average net assets                         0.94%(g)         0.88%(d)         0.88%(d)         0.97%(c),(d)
Ratio of net investment income (loss) to
average net assets                                             (0.14%)          (0.06%)          (0.26%)          (0.32%)(c)
Portfolio turnover rate(e)                                        90%             117%             138%             121%


(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD MIDCAP VALUE HLS FUND


                                                    CLASS IB - PERIOD ENDED:
                                                                            4/30/01-
                                               12/31/03    12/31/02        12/31/01(a)
                                               --------   ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $     9.94       $    10.00
Net investment income (loss)(f)                                 0.01             0.01
Net realized and unrealized gain (loss) on
investments(f)                                                 (1.32)           (0.06)
                                                          ----------       ----------
Total from investment operations(f)                            (1.31)           (0.05)
Less distributions:
     Dividends from net investment income(f)                   (0.01)           (0.01)
     Distributions from net realized gain on
     investments(f)                                                -                -
     Distributions from capital(f)                                 -                -
                                                          ----------       ----------
Total distributions(f)                                         (0.01)           (0.01)
                                                          ----------       ----------
Net increase (decrease) in net asset value(f)                  (1.32)           (0.06)
Net asset value, end of period(f)                         $     8.62       $     9.94
                                                          ==========       ==========
TOTAL RETURN                                                  (13.21%)          (0.52%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   98,964       $   25,185
Ratio of expenses to average net assets                         1.12%(g)         1.08%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              0.12%            0.29%(c)
Portfolio turnover rate(e)                                        42%              32%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD MONEY MARKET HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00         12/31/99
                                               --------   ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     1.00       $     1.00       $     1.00       $     1.00
Net investment income (loss)                                    0.01             0.04             0.06             0.07
Net realized and unrealized gain (loss) on
investments                                                        -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total from investment operations                                0.01             0.04             0.06             0.07
Less distributions:
     Dividends from net investment income                      (0.01)           (0.04)           (0.06)           (0.07)
     Distributions from net realized gain on
     investments                                                   -                -                -                -
     Distributions from capital                                    -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions                                            (0.01)           (0.04)           (0.06)           (0.07)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value                         -                -                -                -
Net asset value, end of period                            $     1.00       $     1.00       $     1.00       $     1.00
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                    1.24%            3.68%            5.91%            4.71%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  261,914       $  152,129       $   36,270       $    8,804
Ratio of expenses to average net assets                         0.72%(c)         0.66%(a)         0.66%(a)         0.65%(a)
Ratio of net investment income (loss) to
average net assets                                              1.20%            3.40%            5.73%            4.63%
Current Yield(b)                                                0.75%            1.62%            6.01%            5.16%
Effective Yield(b)                                              0.76%            1.64%            6.20%            5.30%



(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.


(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

(c) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD MORTGAGE SECURITIES HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                                                                                              11/9/99-
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(g)                   $    11.50       $    11.36       $    10.39       $    11.07
Net investment income (loss)(g)                                 0.31             0.50             0.78             0.09
Net realized and unrealized gain (loss) on
investments(g)                                                  0.18             0.31             0.27            (0.16)
                                                          ----------       ----------       ----------       ----------
Total from investment operations(g)                             0.49             0.81             1.05            (0.07)
Less distributions:
     Dividends from net investment income(g)                   (0.05)           (0.67)           (0.08)           (0.61)
     Distributions from net realized gain on
     investments(g)                                                -                -                -                -
     Distributions from capital(g)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(g)                                         (0.05)           (0.67)           (0.08)           (0.61)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(g)                   0.44             0.14             0.96            (0.68)
Net asset value, end of period(g)                         $    11.94       $    11.50       $    11.36       $    10.39
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                    7.89%            7.30%           10.08%            0.60%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  116,549       $   26,121       $    1,148       $        9
Ratio of expenses to average net assets                         0.73(h)          0.66%(d)         0.66%(d)         0.66%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              3.62%            5.46%            6.25%            5.80%(c)
Portfolio turnover rate(f)                                       339%             233%             534%             472%
Current Yield(e)                                                3.07%            4.67%            6.48%            6.64%


(a)  Class IB shares were first offered on November 9, 1999.

(b)  Not annualized

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

(f) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(g) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(h) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD SMALL COMPANY HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $    13.26       $    16.83       $    21.87       $    13.23
Net investment income (loss)(d)                                (0.06)           (0.01)            0.03            (0.04)
Net realized and unrealized gain (loss) on
investments(d)                                                 (3.97)           (2.53)           (2.57)            8.71
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                            (4.03)           (2.54)           (2.54)            8.67
Less distributions:
     Dividends from net investment income(d)                       -                -                -                -
     Distributions from net realized gain on
     investments(d)                                                -            (1.03)           (2.50)           (0.03)
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                             -            (1.03)           (2.50)           (0.03)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                  (4.03)           (3.57)           (5.04)            8.64
Net asset value, end of period(d)                         $     9.23       $    13.26       $    16.83       $    21.87
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (30.39%)         (15.07%)         (13.28%)          65.54%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   66,378       $   59,371       $   40,967       $   10,200
Ratio of expenses to average net assets                         1.00%(e)         0.94%(b)         0.92%(b)         0.96%(b)
Ratio of net investment income (loss) to
average net assets                                             (0.53%)          (0.15%)          (0.18%)          (0.63%)
Portfolio turnover rate(c)                                       222%             227%             195%             181%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD SMALLCAP GROWTH HLS FUND


                                              CLASS IB - PERIOD ENDED:
                                                           04/30/02
                                               12/31/03   12/31/02(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    15.96
Net investment income (loss)                                   (0.01)
Net realized and unrealized gain (loss) on
investments                                                    (4.22)
                                                          ----------
Total from investment operations                               (4.23)
Less distributions:
     Dividends from net investment income                          -
     Distributions from net realized gain on
     investments                                                   -
     Distributions from capital                                    -
                                                          ----------
Total distributions                                                -
                                                          ----------
Net increase (decrease) in net asset value                     (4.23)
Net asset value, end of period                            $    11.73
                                                          ==========
TOTAL RETURN                                                  (26.51%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    7,150
Ratio of expenses to average net assets                         0.89%(c)
Ratio of net investment income (loss) to
average net assets                                             (0.13%)(c)
Portfolio turnover rate(d)                                        99%


(a)  Class IB shares were first offered on April 30, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD STOCK HLS FUND


                                                                    CLASS IB - PERIOD ENDED:
                                               12/31/03    12/31/02         12/31/01         12/31/00        12/31/99(a)
                                               --------   ----------       ----------       ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)                   $    47.31       $    58.79       $    71.51       $   118.84
Net investment income (loss)(d)                                 0.38             0.46             0.74             0.21
Net realized and unrealized gain (loss) on
investments(d)                                                (11.95)           (7.57)           (5.47)           12.00
                                                          ----------       ----------       ----------       ----------
Total from investment operations(d)                           (11.57)           (7.11)           (4.72)           12.21
Less distributions:
     Dividends from net investment income(d)                   (0.32)           (0.32)           (0.34)           (0.56)
     Distributions from net realized gain on
     investments(d)                                                -            (4.05)           (7.66)          (58.98)
     Distributions from capital(d)                                 -                -                -                -
                                                          ----------       ----------       ----------       ----------
Total distributions(d)                                         (0.32)           (4.37)           (8.00)          (59.54)
                                                          ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value(d)                 (11.89)          (11.48)          (12.72)           (4.73)
Net asset value, end of period(d)                         $    35.42       $    47.31       $    58.79       $    71.51
                                                          ==========       ==========       ==========       ==========
TOTAL RETURN                                                  (24.42%)         (12.39%)          (7.21%)          19.57%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  296,767       $  271,475       $  136,077       $   47,439
Ratio of expenses to average net assets                         0.72%(e)         0.67%(b)         0.66%(b)         0.66%(b)
Ratio of net investment income (loss) to
average net assets                                              0.75%            0.62%            0.46%            0.62%
Portfolio turnover rate(c)                                        44%              39%              40%              39%



(a) Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

(b) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.

(d) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND


                                              CLASS IB - PERIOD ENDED:
                                                           04/30/02-
                                               12/31/03   12/31/02(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    10.51
Net investment income (loss)                                    0.15
Net realized and unrealized gain (loss) on
investments                                                     0.68
                                                          ----------
Total from investment operations                                0.83
Less distributions:
     Dividends from net investment income                          -
     Distributions from net realized gain on
     investments                                                   -
     Distributions from capital                                    -
                                                          ----------
Total distributions                                                -
                                                          ----------
Net increase (decrease) in net asset value                      0.83
Net asset value, end of period                            $    11.34
                                                          ==========
TOTAL RETURN                                                    7.96%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $  100,867
Ratio of expenses to average net assets                         0.74%(c)
Ratio of net investment income (loss) to
average net assets                                              5.13%(c)
Portfolio turnover rate(d)                                       283%


(a)  Class IB shares were first offered on April 30, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE HLS FUND


                                                    CLASS IB - PERIOD ENDED:
                                                                            4/30/01-
                                               12/31/03    12/31/02        12/31/01(a)
                                               --------   ----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(f)                   $     9.93       $    10.00
Net investment income (loss)(f)                                 0.07             0.02
Net realized and unrealized gain (loss) on
investments(f)                                                 (2.33)           (0.03)
                                                          ----------       ----------
Total from investment operations(f)                            (2.26)           (0.01)
Less distributions:
     Dividends from net investment income(f)                   (0.07)           (0.02)
     Distributions from net realized gain on
     investments(f)                                                -            (0.04)
     Distributions from capital(f)                                 -                -
                                                          ----------       ----------
Total distributions(f)                                         (0.07)           (0.06)
                                                          ----------       ----------
Net increase (decrease) in net asset value(f)                  (2.33)           (0.07)
Net asset value, end of period(f)                         $     7.60       $     9.93
                                                          ==========       ==========
TOTAL RETURN                                                  (22.81%)          (0.06%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $   34,006       $   11,952
Ratio of expenses to average net assets                         1.12%(g)         1.08%(c),(d)
Ratio of net investment income (loss) to
average net assets                                              1.07%            0.84%(c)
Portfolio turnover rate(e)                                        37%              16%


(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.

(b)  Not annualized.

(c)  Annualized.

(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(g) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.

HARTFORD VALUE OPPORTUNITIES HLS FUND


                                              CLASS IB - PERIOD ENDED:
                                                           04/30/02-
                                               12/31/03   12/31/02(a)
                                               --------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    13.51
Net investment income (loss)                                    0.02
Net realized and unrealized gain (loss) on
investments                                                    (2.69)
                                                          ----------
Total from investment operations                               (2.67)
Less distributions:
     Dividends from net investment income                          -
     Distributions from net realized gain on
     investments                                                   -
     Distributions from capital                                    -
                                                          ----------
Total distributions                                                -
                                                          ----------
Net increase (decrease) in net asset value                     (2.67)
Net asset value, end of period                            $    10.84
                                                          ==========
TOTAL RETURN                                                  (19.74%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $    3,160
Ratio of expenses to average net assets                         0.91%(c)
Ratio of net investment income (loss) to
average net assets                                              1.06%(c)
Portfolio turnover rate(d)                                        67%


(a)  Class IB shares were first offered on April 30, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust.  We are committed to the responsible:
a)  management;
b)  use; and
c)  protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)  service your TRANSACTIONS with us; and
b)  support our business functions.

We may obtain PERSONAL INFORMATION from:
a)  YOU;
b)  your TRANSACTIONS with us; and
c)  third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)  your name;
b)  your address;
c)  your income;
d)  your payment; or
e)  your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)  our insurance companies;
b)  our employee agents;
c)  our brokerage firms; and
d)  our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)  market our products; or
b)  market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)  independent agents;
b)  brokerage firms;
c)  insurance companies;
d)  administrators; and
e)  service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)  taking surveys;
b)  marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)  "opt-out;" or
b)  "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)  your proper written authorization; or
b)  as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)  underwriting policies;
b)  paying claims;
c)  developing new products; or
d)  advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)  the confidentiality; and
b)  the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)  secured files;
b)  user authentication;
c)  encryption;
d)  firewall technology; and
e)  the use of detection software.

We are responsible for and must:
a)  identify information to be protected;
b)  provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)  credit history;
b)  income;
c)  financial benefits; or
d)  policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)  your medical records; or
b)  information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)  PERSONAL FINANCIAL INFORMATION; and
b)  PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a)  your APPLICATION;
b)  your request for us to pay a claim; and
c)  your request for us to take an action on your account.


YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)  asking about;
b)  applying for; or
c)  obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.


A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2003 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:


www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:


(on the EDGAR Database on the SEC's internet site) www.sec.gov


E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                          811-08629
Hartford HLS Series Fund II, Inc.                   811-04615

                               HARTFORD HLS FUNDS

                                 CLASS IA SHARES

                                   PROSPECTUS

                                   MAY 1, 2004

AS WITH ALL MUTUAL FUNDS, THE     HARTFORD ADVISERS HLS FUND
SECURITIES AND EXCHANGE           HARTFORD BLUE CHIP STOCK HLS FUND
COMMISSION HAS NOT APPROVED OR    HARTFORD BOND HLS FUND
DISAPPROVED THESE SECURITIES      HARTFORD CAPITAL APPRECIATION HLS FUND
OR PASSED UPON THE ADEQUACY OF    HARTFORD CAPITAL OPPORTUNITIES HLS FUND
THIS PROSPECTUS. ANY              HARTFORD DISCIPLINED EQUITY HLS FUND (FORMERLY
REPRESENTATION TO THE CONTRARY    HARTFORD GROWTH AND INCOME HLS FUND)
IS A CRIMINAL OFFENSE.            HARTFORD GLOBAL LEADERS HLS FUND
                                  HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                  HARTFORD HIGH YIELD HLS FUND
                                  HARTFORD INDEX HLS FUND
                                  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                  HARTFORD INTERNATIONAL STOCK HLS FUND
                                  HARTFORD LARGECAP GROWTH HLS FUND
                                  HARTFORD MIDCAP STOCK HLS FUND
                                  HARTFORD MONEY MARKET HLS FUND
                                  HARTFORD MULTISECTOR BOND HLS FUND
                                  HARTFORD SMALLCAP GROWTH HLS FUND
                                  HARTFORD SMALLCAP VALUE HLS FUND
                                  HARTFORD STOCK HLS FUND
                                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                                  HARTFORD VALUE OPPORTUNITIES HLS FUND


                                  HARTFORD HLS FUNDS
                                  c/0 INDIVIDUAL ANNUITY SERVICES
                                  P.O. BOX 5085
                                  HARTFORD, CT 06102-5085

CONTENTS                                                                                                              PAGE
--------------------------------------------------------------------------------------------------------------------------
Introduction.                                    Introduction

A summary of each fund's goals, principal        Hartford Advisers HLS Fund
strategies, main risks, performance and fees.    Hartford Blue Chip Stock HLS Fund
                                                 Hartford Bond HLS Fund
                                                 Hartford Capital Appreciation HLS Fund
                                                 Hartford Capital Opportunities HLS Fund
                                                 Hartford Disciplined Equity HLS Fund
                                                 Hartford Global Leaders HLS Fund
                                                 Hartford Growth Opportunities HLS Fund
                                                 Hartford High Yield HLS Fund
                                                 Hartford Index HLS Fund
                                                 Hartford International Opportunities HLS Fund
                                                 Hartford International Stock HLS Fund
                                                 Hartford LargeCap Growth HLS Fund
                                                 Hartford MidCap Stock HLS Fund
                                                 Hartford Money Market HLS Fund
                                                 Hartford Multisector Bond HLS Fund
                                                 Hartford SmallCap Growth HLS Fund
                                                 Hartford SmallCap Value HLS Fund
                                                 Hartford Stock HLS Fund
                                                 Hartford U.S. Government Securities HLS Fund
                                                 Hartford Value Opportunities HLS Fund

Description of other investment                  Investment strategies and investment matters
strategies and investment risks.

Investment manager and                           Management of the funds
management fee information.

Further information on the funds.                Further information on the funds
                                                 Purchase and redemption of fund shares
                                                 Determination of net asset value
                                                 Dividends and distributions
                                                 Right to reject or restrict purchase and exchange orders
                                                 Federal income taxes
                                                 Variable contract owner voting rights
                                                 Plan participant voting rights
                                                 Performance related information
                                                 Distributor, Custodian and Transfer Agent
                                                 Financial highlights
                                                 Privacy policy
                                                 For more information                                           back cover

INTRODUCTION


The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"), and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Global Leaders HLS Fund, Growth Opportunities HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, Stock HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each offer two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Each other fund in this prospectus offers only Class IA shares. Prior to May 1, 2002, each fund, except Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Global Leaders HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund, offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Ten of the funds (Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Global Leaders HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund) are investment portfolios of Hartford Series Fund, Inc.; and each other fund is an investment portfolio of Hartford HLS Series Fund II, Inc.


Each fund is a diversified fund. Information on each fund, including their risk factors, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -   stocks,

     -   debt securities, and

     -   money market instruments.

Asset allocation decisions are based on the fund's sub-advisor, Wellington Management Company, LLP's ("Wellington Management"), judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call' -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                   CLASS IA TOTAL RETURNS
                                                   ----------------------
                                          1994              -2.74%
                                          1995              28.34%
                                          1996              16.59%
                                          1997              24.51%
                                          1998              24.66%
                                          1999              10.59%
                                          2000              -0.75%
                                          2001              -4.64%
                                          2002             -13.79%
                                          2003



     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS _____%
(____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                               1 YEAR       5 YEARS     10 YEARS
        Class IA
        S&P 500 Index
          (reflects no deduction for fees
          or expenses)
        Lehman Brothers
           Government/Credit Bond
           Index (reflects no deduction
           for fees or expenses)


     INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

     The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                 CLASS IA
                                                                                 --------
        SHAREHOLDER FEES
        (fees paid directly from your investment)
        Maximum sales charge (load) as a percentage of offering price            Not applicable
        Maximum deferred sales charge (load)                                     Not applicable
        Exchange fees                                                            None

        ANNUAL OPERATING EXPENSES
        (expenses that are deducted from the fund's assets)
        Management fees
        Distribution and service (12b-1) fees                                    None
        Other expenses
        Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                        CLASS IA
                                                        --------
                        EXPENSES
                        (with or without redemption)
                        Year 1
                        Year 3
                        Year 5
                        Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS




Rand L. Alexander, CFA

-    Senior Vice President of Wellington Management


-    Co-portfolio manager of the fund since 1992


-    Joined Wellington Management in 1990

-    Investment professional since 1976


John C. Keogh

-    Senior Vice President of Wellington Management

-    Co-portfolio manager of the fund since 2004

- Joined Wellington Management in 1983 and has been an investment professional involved in portfolio management since that time

HARTFORD BLUE CHIP STOCK HLS FUND

INVESTMENT GOAL. The Hartford Blue Chip Stock HLS Fund seeks long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objectives by investing at least 80% of its net assets in common stocks of large and medium-sized blue chip growth companies, as defined by T. Rowe Price Associates, Inc. ("T. Rowe Price"), the sub-adviser to the fund. These are companies that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth. T. Rowe Price focuses on companies with leading market position, seasoned management, and strong financial fundamentals. Its investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies that are targeted will have good prospects for dividend growth.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most of the fund's assets will be invested in U.S. common stocks, the fund may also purchase other types of securities, including foreign securities, preferred stocks and convertible securities, when they are considered consistent with the fund's investment objectives. The fund may also buy and sell futures contracts and options on futures contracts. This may be done to hedge the value of the fund's portfolio against potential adverse movements in securities prices, to enhance returns, or to maintain market exposure.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

T. Rowe Price's investment strategy significantly influences the fund's performance. Even well-established growth stocks can be volatile. The fund's focus on large and medium-sized blue chip companies significantly influences its performance. Large blue chip company stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller companies. Medium-sized blue chip companies may have greater volatility than larger blue chip companies. Additionally, if T. Rowe Price incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

If the fund uses futures contracts or options on futures contracts it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on T. Rowe Price's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if the fund had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgement is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                               CLASS IA TOTAL RETURNS
                               ----------------------
                       1997             27.00%
                       1998             28.07%
                       1999             19.88%
                       2000             -2.47%
                       2001            -14.41%
                       2002            -24.40%
                       2003



     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS _____%
(____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                SINCE INCEPTION
                                        1 YEAR      5 YEARS      (MAY 1, 1996)
     Class IA(1)
     S&P 500 Index (reflects no
     deduction for fees or expenses)                                  (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/96.
     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                             CLASS IA
                                                                                             --------
                           SHAREHOLDER FEES
                           (fees paid directly from your investment)
                           Maximum sales charge (load) as a percentage of offering price     Not applicable
                           Maximum deferred sales charge (load)                              Not applicable
                           Exchange fees                                                     None

                           ANNUAL OPERATING EXPENSES
                           (expenses that are deducted from the fund's assets)
                           Management fees
                           Distribution and service (12b-1) fees                             None
                           Other expenses
                           Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                                EXPENSES
                                (with or without redemption)
                                Year 1
                                Year 3
                                Year 5
                                Year 10


SUB-ADVISER

T. Rowe Price

PORTFOLIO MANAGER

Larry J. Puglia

-    Vice President of T. Rowe Price

-    Manager of the fund since 1996

-    Joined T. Rowe Price in 1990

HARTFORD BOND HLS FUND

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.


The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P), or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds."


The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call' -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                         CLASS IA TOTAL RETURNS
                                         ----------------------
                               1994              -3.95%
                               1995              18.49%
                               1996               3.52%
                               1997              11.35%
                               1998               8.15%
                               1999              -2.02%
                               2000              11.99%
                               2001               8.68%
                               2002              10.08%
                               2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                              1 YEAR       5 YEARS     10 YEARS
        Class IA
        Lehman Brothers U.S.
        Aggregate Bond Index
          (reflects no deduction for fees
          or expenses)


     INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                            CLASS IA
                                                                                            --------
                           SHAREHOLDER FEES
                           (fees paid directly from your investment)
                           Maximum sales charge (load) as a percentage of offering price    Not applicable
                           Maximum deferred sales charge (load)                             Not applicable
                           Exchange fees                                                    None

                           ANNUAL OPERATING EXPENSES
                           (expenses that are deducted from the fund's assets)
                           Management fees
                           Distribution and service (12b-1) fees                            None
                           Other expenses
                           Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                      CLASS IA
                                                                      --------
                                EXPENSES
                                (with or without redemption)
                                Year 1
                                Year 3
                                Year 5
                                Year 10


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Nasri Toutoungi


-    Managing Director of Hartford Investment Management


-    Manager of the fund since 2003


-    Joined Hartford Investment Management in 2003

- Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and Director and Partner of Rogge Global Partners from 1997 to 1998

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.


Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.


In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


           1994         2.50%
           1995        30.25%
           1996        20.70%
           1997        22.34%
           1998        15.48%
           1999        37.46%

           2000         13.22%
           2001         -6.94%
           2002        -19.70%
           2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                           1 YEAR      5 YEARS     10 YEARS
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
                       SHAREHOLDER FEES
                       (fees paid directly from your investment)
                       Maximum sales charge (load) as a percentage
                        of offering price                                       Not applicable
                       Maximum deferred sales charge (load)                     Not applicable
                       Exchange fees                                            None

                       ANNUAL OPERATING EXPENSES
                       (expenses that are deducted from the fund's assets)
                       Management fees
                       Distribution and service (12b-1) fees                    None
                       Other expenses
                       Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
                                                                        --------
                                EXPENSES
                                (with or without redemption)
                                Year 1
                                Year 3
                                Year 5
                                Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

-    Senior Vice President of Wellington Management

-    Manager of the fund since 1991

-    Joined Wellington Management in 1979

-    Investment professional since 1974

HARTFORD CAPITAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Capital Opportunities HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. The fund invests at least 65% of net assets in common stocks and equity-related securities, such as preferred stocks, convertible securities and depositary receipts. The fund focuses on companies which the fund's sub-adviser, Holland Capital Management, L.P. ("Holland Capital"), believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The fund may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


Holland Capital uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by Holland Capital and its large group of equity research analysts.

Under normal market conditions, the fund invests primarily in common stocks of companies with large market capitalizations that Holland Capital believes have superior growth potential. Holland Capital defines large cap companies as companies with a market cap greater than $5 billion.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Holland Capital's investment strategy significantly influences the fund's performance. If Holland Capital incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. Additionally, large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                     CLASS IA TOTAL RETURNS
                                                     ----------------------
                                            2001             -23.63%
                                            2002             -28.85%
                                            2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                             SINCE INCEPTION
                                                 1 YEAR       (MAY 1, 2000)
               Class IA(1)
               S&P 500 Index (reflects no
               deduction for fees or expenses)                      (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/00.
     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                          CLASS IA
                                                                                          --------
                        SHAREHOLDER FEES
                        (fees paid directly from your investment)
                        Maximum sales charge (load) as a percentage of offering price     Not applicable
                        Maximum deferred sales charge (load)                              Not applicable
                        Exchange fees                                                     None

                        ANNUAL OPERATING EXPENSES
                        (expenses that are deducted from the fund's assets)
                        Management fees
                        Distribution and service (12b-1) fees                             None
                        Other expenses
                        Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                             CLASS IA
                                                             --------
                       EXPENSES
                       (with or without redemption)
                       Year 1
                       Year 3
                       Year 5
                       Year 10


SUB-ADVISER


Holland Capital


PORTFOLIO MANAGERS


Louis A. Holland

- Managing Partner and Chief Investment Officer of Holland Capital Management, L.P.

-    Co-Manager of the fund since May 1, 2004

-    Investment professional for over thirty-five years

Monica L. Walker

-    Partner and Equity Portfolio Manager of Holland Capital Management, L.P.

-    Co-Manager of the fund since May 1, 2004

-    Investment professional for over twenty years

Charles M. Sloan

-    Senior Equity Analyst of Holland Capital Management, L.P.

-    Co-Manager of the fund since May 1, 2004

-    Investment professional for over ten years

HARTFORD DISCIPLINED EQUITY HLS FUND
(FORMERLY HARTFORD GROWTH AND INCOME HLS FUND)


INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the fund's sub-adviser, Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                   CLASS IA TOTAL RETURNS
                                                   ----------------------
                                          1999              21.82%
                                          2000              -5.64%
                                          2001              -8.02%
                                          2002             -24.65%
                                          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                           SINCE INCEPTION
                                                                1 YEAR       5 YEARS       (MAY 29, 1998)
               Class IA
               S&P 500 Index (reflects no deduction for
               fees or expenses)


     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                          CLASS IA
                                                                                          --------
                        SHAREHOLDER FEES
                        (fees paid directly from your investment)
                        Maximum sales charge (load) as a percentage of offering price     Not applicable
                        Maximum deferred sales charge (load)                              Not applicable
                        Exchange fees                                                     None

                        ANNUAL OPERATING EXPENSES
                        (expenses that are deducted from the fund's assets)
                        Management fees
                        Distribution and service (12b-1) fees                             None
                        Other expenses
                        Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                             CLASS IA
                                                             --------
                       EXPENSES
                       (with or without redemption)
                       Year 1
                       Year 3
                       Year 5
                       Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

-    Senior Vice President of Wellington Management

-    Manager of the fund since inception (May 1998)

-    Joined Wellington Management as a portfolio manager in 1994

-    Investment professional since 1987

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL.  The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.


Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of the fund's sub-adviser, Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.


The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.


     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                     CLASS IA TOTAL RETURNS
                                     ----------------------
                          1999              50.37%
                          2000              -7.06%
                          2001             -16.58%
                          2002             -19.51%
                          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                      SINCE INCEPTION
                                                           1 YEAR       5 YEARS    (SEPTEMBER 30, 1998)
        Class IA
        Morgan Stanley Capital International World Index
        (reflects no deduction for fees or expenses)


    INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                          CLASS IA
                                                                                          --------
                        SHAREHOLDER FEES
                        (fees paid directly from your investment)
                        Maximum sales charge (load) as a percentage of offering price     Not applicable
                        Maximum deferred sales charge (load)                              Not applicable
                        Exchange fees                                                     None

                        ANNUAL OPERATING EXPENSES
                        (expenses that are deducted from the fund's assets)
                        Management fees
                        Distribution and service (12b-1) fees                             None
                        Other expenses
                        Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                             CLASS IA
                                                             --------
                       EXPENSES
                       (with or without redemption)
                       Year 1
                       Year 3
                       Year 5
                       Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

-    Senior Vice President of Wellington Management

- Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

-    Joined Wellington Management as a portfolio manager in 1997

-    Investment professional since 1987

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                          CLASS IA TOTAL RETURNS
                                          ----------------------
                                  1994               -2.82%
                                  1995               27.66%
                                  1996               16.41%
                                  1997               12.42%
                                  1998               19.01%
                                  1999               55.17%
                                  2000                3.99%
                                  2001              -22.85%
                                  2002              -27.65%
                                  2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                  1 YEAR    5 YEARS    10 YEARS
          Class IA(1)
          Russell 3000 Growth Index
            (reflects no deduction for fees or
            expenses)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
     INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                          CLASS IA
                                                                          ---------
          SHAREHOLDER FEES
          (fees paid directly from your investment)
          Maximum sales charge (load) as a percentage of offering price   Not applicable
          Maximum deferred sales charge (load)                            Not applicable
          Exchange fees                                                   None

          ANNUAL OPERATING EXPENSES
          (expenses that are deducted from the fund's assets)
          Management fees
          Distribution and service (12b-1) fees                           None
          Other expenses
          Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                               CLASS IA
                                               --------
               EXPENSES
               (with or without redemption)
               Year 1
               Year 3
               Year 5
               Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael Carmen, CFA

-    Senior Vice President of Wellington Management

-    Manager of the fund since April 2001

-    Joined Wellington Management as a portfolio manager in 1999

- Employed by Kobrick Funds from 1997-1999, State Street Research and Management from 1992-1996 and 1997, and Montgomery Asset Management 1996 as an equity portfolio manager

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.


The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then bE forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR9


                                          CLASS IA TOTAL RETURNS
                                          ----------------------
                                  1999               4.70%
                                  2000               1.03%
                                  2001               2.69%
                                  2002              -6.89%
                                  2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                   SINCE INCEPTION
                                                            1 YEAR    5 YEARS    (SEPTEMBER 30, 1998)
                     Class IA
                     Lehman Brothers High Yield
                     Corporate Index
                       (reflects no deduction for fees
                       or expenses)


  INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                          CLASS IA
                                                                          --------
          SHAREHOLDER FEES
          (fees paid directly from your investment)
          Maximum sales charge (load) as a percentage of offering price   Not applicable
          Maximum deferred sales charge (load)                            Not applicable
          Exchange fees                                                   None

          ANNUAL OPERATING EXPENSES
          (expenses that are deducted from the fund's assets)
          Management fees
          Distribution and service (12b-1) fees                           None
          Other expenses
          Total operating expenses


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                               CLASS IA
                                               --------
               EXPENSES
               (with or without redemption)
               Year 1
               Year 3
               Year 5
               Year 10


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGERS

Christine Mozonski


-    Vice President of Hartford Investment Management

-    Co-portfolio manager of the fund since 2002

-    Joined Hartford Investment Management in June 1992


- Investment professional involved in trading and portfolio management since that time

David Hillmeyer


-    Vice President of Hartford Investment Management

-    Co-portfolio manager of the fund since 2003

-    Joined Hartford Investment Management in 1995


-    Investment professional involved in trading and portfolio management since
     1992

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.


PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2003, approximately 47.75 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Microsoft Corporation, Exxon Mobil Corporation, Pfizer, Inc. and Citigroup, Inc.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.


The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                   CLASS IA TOTAL RETURNS
                                                   ----------------------
                                       1994               0.94%
                                       1995              36.55%
                                       1996              22.09%
                                       1997              32.61%
                                       1998              28.06%
                                       1999              20.49%
                                       2000              -9.50%
                                       2001             -12.31%
                                       2002             -22.45%
                                       2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                            1 YEAR   5 YEARS   10 YEARS
                      Class IA
                      S&P 500 Index
                        (reflects no deduction for fees
                        or expenses)


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                          CLASS IA
                                                                          --------
          SHAREHOLDER FEES
          (fees paid directly from your investment)
          Maximum sales charge (load) as a percentage of offering price   Not applicable
          Maximum deferred sales charge (load)                            Not applicable
          Exchange fees                                                   None

          ANNUAL OPERATING EXPENSES
          (expenses that are deducted from the fund's assets)
          Management fees
          Distribution and service (12b-1) fees                           None
          Other expenses
          Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                               CLASS IA
                                               --------
               EXPENSES
               (with or without redemption)
               Year 1
               Year 3
               Year 5
               Year 10


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Juliet Murphy


-    Assistant Vice President of Hartford Investment Management


-    Manager of the fund since 2003


-    Joined Hartford Investment Management in 1997


- Investment professional involved in trading, portfolio management and investment strategy since 1997

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.


Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.


In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the asset-weighted market cap of the MSCI AC World Free ex US Index.


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


        1994         -1.94%
        1995         13.93%
        1996         12.93%
        1997          0.34%
        1998         13.16%
        1999         39.86%
        2000        -17.10%
        2001        -18.73%
        2002        -17.93%
        2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                1 YEAR   5 YEARS   10 YEARS
Class IA
MSCI AC World Free ex US Index (reflects no deductions for fees or expenses)


INDEX: The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                    SHAREHOLDER FEES                                                 CLASS IA
                    (fees paid directly from your investment)
                    Maximum sales charge (load) as a percentage of offering price    Not applicable
                    Maximum deferred sales charge (load)                             Not applicable
                    Exchange fees                                                    None

                    ANNUAL OPERATING EXPENSES
                    (expenses that are deducted from the fund's assets)
                    Management fees
                    Distribution and service (12b-1) fees                            None
                    Other expenses
                    Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    CLASS IA
                                                                    --------
                                   EXPENSES
                                   (with or without redemption)
                                   Year 1
                                   Year 3
                                   Year 5
                                   Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Trond Skramstad

-    Senior Vice President of Wellington Management

-    Manager of the fund since 1994

-    Joined Wellington Management in 1993

-    Investment professional since 1990

HARTFORD INTERNATIONAL STOCK HLS FUND

INVESTMENT GOAL. The Hartford International Stock HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in common stocks. The fund focuses on common stocks and other equity securities of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE(R) Index) that the fund's sub-adviser, Lazard Asset Management LLC ("Lazard"), believes are undervalued based on their earnings, cash flow or asset values.

Lazard attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratios, high yield, unrecognized assets, potential for management change and the potential to improve profitability. Lazard's global investment specialists apply both quantitative and qualitative analysis to securities selection, and focus on individual stock selection rather than on general stock market trends.

In choosing stocks for the fund, Lazard looks for established companies in economically developed countries. The percentage of the fund's assets invested in particular geographic sectors may shift from time to time based on Lazard's judgment.

The fund may engage in forward currency exchange contracts to hedge its portfolio against unfavorable currency movements and to enhance returns.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Lazard's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Additionally, if the fund invests in countries or regions that experience economic downturns, performance could suffer.

If the fund uses foreign currency transactions it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                           CLASS IA TOTAL RETURNS
                                           ----------------------
                                 1995              14.35%
                                 1996              14.02%
                                 1997              11.99%
                                 1998              16.47%
                                 1999              23.99%
                                 2000              -9.79%
                                 2001             -24.17%
                                 2002              -9.74%
                                 2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                              SINCE INCEPTION
                                                          1 YEAR   5 YEARS   (JANUARY 3, 1995)
                    Class IA(1)
                    MSCI EAFE Index
                      (reflects no deduction for fees
                      or expenses)                                                   (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.

(2)  Return is from 12/31/94.
     INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                       CLASS IA
                                                                                       --------
                    SHAREHOLDER FEES
                    (fees paid directly from your investment)
                    Maximum sales charge (load) as a percentage of offering price      Not applicable
                    Maximum deferred sales charge (load)                               Not applicable
                    Exchange fees                                                      None

                    ANNUAL OPERATING EXPENSES
                    (expenses that are deducted from the fund's assets)
                    Management fees
                    Distribution and service (12b-1) fees                              None
                    Other expenses
                    Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
                                                                        --------
                                      EXPENSES
                                      (with or without redemption)
                                      Year 1
                                      Year 3
                                      Year 5
                                      Year 10


SUB-ADVISER


Lazard Asset Management LLC


PORTFOLIO MANAGERS




John R. Reinsberg

-    Managing Director, Lazard

-    Manager of the fund since its inception


Gabrielle M. Boyle

-    Managing Director, Lazard

-    Manager of the fund since May 2003

Michael A. Bennett

-    Managing Director, Lazard

-    Manager of the fund since May 2003

Michael Powers

-    Director, Lazard

-    Manager of the fund since May 2003

HARTFORD LARGECAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford LargeCap Growth HLS Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in large cap companies, focusing on the common stocks of a limited number of large, carefully selected, high quality United States companies whose securities are believed likely to achieve superior earnings growth. The fund defines large capitalization companies as companies with market capitalizations of approximately $5 billion or more. Normally, about 60 to 70 companies will be represented in the fund's portfolio. The fund is designed for those seeking to accumulate capital over time with less volatility than that typically associated with investments in smaller companies.

The fund's sub-adviser, Holland Capital, relies heavily upon the fundamental research and analysis of its experienced internal research staff. The Holland Capital staff generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions and/or niche products or services, excellent balance sheets and superior earnings growth prospects. Emphasis is placed on identifying companies with above average prospective earnings growth that is not fully reflected in current market valuations.

Holland Capital expects the average market capitalization of companies represented in the fund's portfolio normally to be in the range of the average market capitalization of companies comprising the S&P 500 Index. As of March 31, 2004, the average market capitalization of companies comprising the S&P 500 Index was $_____ billion. The fund's average market capitalization as of such date was $_____ billion.


Although the fund invests primarily in stocks of United States companies, it may invest up to 20% of its total assets in equity securities of non-U.S. companies. It may also invest up to 20% of its net assets in convertible securities.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to attempt to enhance returns.


During market declines, while adding to positions in favored stocks, the fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Holland Capital seeks to gain positive returns in rising markets while providing some measure of protection in declining markets.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if Holland Capital incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If Holland Capital's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.


Because the fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either positive or negative, on the fund's net asset value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                CLASS IA TOTAL RETURNS
                                                ----------------------
                                      1999              27.22%
                                      2000             -17.95%
                                      2001             -14.89%
                                      2002             -31.04%
                                      2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                              SINCE INCEPTION
                                                           1 YEAR   5 YEARS    (MAY 1, 1998)
                    Class IA(1)
                    S&P 500 Index
                      (reflects no deduction for fees
                      or expenses)                                                    (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                        CLASS IA
                                                                                        --------
                 SHAREHOLDER FEES
                 (fees paid directly from your investment)
                 Maximum sales charge (load) as a percentage of offering price          Not applicable
                 Maximum deferred sales charge (load)                                   Not applicable
                 Exchange fees                                                          None

                 ANNUAL OPERATING EXPENSES
                 (expenses that are deducted from the fund's assets)
                 Management fees
                 Distribution and service (12b-1) fees                                  None
                 Other expenses
                 Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        CLASS IA
                                                                        --------
                                      EXPENSES
                                      (with or without redemption)
                                      Year 1
                                      Year 3
                                      Year 5
                                      Year 10


SUB-ADVISER


Holland Capital


PORTFOLIO MANAGERS


Louis A. Holland

- Managing Partner and Chief Investment Officer of Holland Capital Management, L.P.

-    Co-Manager of the fund since December 19, 2003

-    Investment professional for over thirty-five years

Monica L. Walker

-    Partner and Equity Portfolio Manager of Holland Capital Management, L.P.

-    Co-Manager of the fund since December 19, 2003

-    Investment professional for over twenty years

HARTFORD MIDCAP STOCK HLS FUND

INVESTMENT GOAL. The Hartford MidCap Stock HLS Fund seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap").

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of medium capitalization companies ("mid cap companies"). Mid cap companies are defined as those that have market values between $200 million and $15 billion.

The fund's sub-adviser, The Dreyfus Corporation ("Dreyfus"), selects common stocks so that, in the aggregate, the investment characteristics and risk profile of the fund are similar to those of the S&P MidCap. However, the fund seeks to invest in stocks that, in the aggregate, will provide a higher return than the S&P MidCap. The fund is not an index fund and its investments are not limited to securities of issuers included in the S&P MidCap.

Dreyfus utilizes computer techniques to track and, if possible, outperform the S&P MidCap. Dreyfus employs valuation models designed to identify common stocks of companies that are believed to have superior return potential in order to construct a portfolio that resembles the S&P MidCap but is weighted toward the stocks that Dreyfus believes are most attractive.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to enhance returns.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Dreyfus' investment strategy significantly influences the fund's performance. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. If the fund's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                 CLASS IA TOTAL RETURNS
                                                 ----------------------
                                      1999              10.97%
                                      2000               8.71%
                                      2001              -4.17%
                                      2002             -13.06%
                                      2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS _____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                          SINCE INCEPTION
                                                       1 YEAR   5 YEARS    (MAY 1, 1998)
                 Class IA(1)
                 S&P 400 MidCap Index
                  (reflects no deduction for fees
                  or expenses)                                                  (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity markets. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                        CLASS IA
                                                                                        --------
                 SHAREHOLDER FEES
                 (fees paid directly from your investment)
                 Maximum sales charge (load) as a percentage of offering price          Not applicable
                 Maximum deferred sales charge (load)                                   Not applicable
                 Exchange fees                                                          None

                 ANNUAL OPERATING EXPENSES
                 (expenses that are deducted from the fund's assets)
                 Management fees
                 Distribution and service (12b-1) fees                                  None
                 Other expenses
                 Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                       CLASS IA
                                                                       --------
                                      EXPENSES
                                      (with or without redemption)
                                      Year 1
                                      Year 3
                                      Year 5
                                      Year 10


SUB-ADVISER

Dreyfus

PORTFOLIO MANAGER

John O'Toole

-    Employed by Dreyfus since 1994 and Mellon Bank, NA since 1979

- Senior Vice President and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus

-    Manager of the fund since 1999

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.


MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.


Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.


Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                CLASS IA TOTAL RETURNS
                                                ----------------------
                                      1994               3.95%
                                      1995               5.74%
                                      1996               5.18%
                                      1997               5.31%
                                      1998               5.25%
                                      1999               4.89%
                                      2000               6.10%
                                      2001               3.87%
                                      2002               1.47%
                                      2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                       1 YEAR   5 YEARS   10 YEARS
                 Class IA
                 60-Day Treasury Bill Index
                  (reflects no deduction for fees
                  or expenses)


     INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

     Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                        CLASS IA
                                                                                        ---------
                 SHAREHOLDER FEES
                 (fees paid directly from your investment)
                 Maximum sales charge (load) as a percentage of offering price          Not applicable
                 Maximum deferred sales charge (load)                                   Not applicable
                 Exchange fees                                                          None

                 ANNUAL OPERATING EXPENSES
                 (expenses that are deducted from the fund's assets)
                 Management fees
                 Distribution and service (12b-1) fees                                  None
                 Other expenses
                 Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                    CLASS IA
                                                                    --------
                                EXPENSES
                                (with or without redemption)
                                Year 1
                                Year 3
                                Year 5
                                Year 10


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGER

Robert Crusha


-    Vice President of Hartford Investment Management


-    Manager of the fund since May 2002


-    Joined Hartford Investment Management in 1993


-    Investment professional involved in trading and portfolio management since
     1995

HARTFORD MULTISECTOR BOND HLS FUND

FROM ITS INCEPTION ON JANUARY 3, 1995 UNTIL MARCH 15, 2000, THIS FUND WAS MANAGED BY A DIFFERENT SUB-ADVISER AND WAS NAMED THE FORTIS GLOBAL BOND SERIES. AS THE GLOBAL BOND SERIES, THE FUND INVESTED PRINCIPALLY IN HIGH QUALITY U.S. AND FOREIGN GOVERNMENT AND CORPORATE FIXED INCOME SECURITIES. SINCE MARCH 15, 2000, THE FUND HAS BEEN SUB-ADVISED BY A I M CAPITAL MANAGEMENT, INC. IN THE MANNER DESCRIBED BELOW.

INVESTMENT GOAL. The Hartford Multisector Bond HLS Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, normally, at least 80% of its assets in fixed-rate corporate debt securities and U.S. and foreign government obligations. In complying with this 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest up to 40% of its total assets in securities of foreign governments and companies, including those in emerging markets.

The fund may invest up to 35% of its total assets in non-investment grade corporate bonds (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P, or unrated corporate bonds deemed by the fund's sub-adviser, A I M Capital Management, Inc. ("AIM"), to be of comparable quality). Bonds rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest in preferred stock issues and convertible corporate debt.

AIM focuses on securities that it believes have favorable prospects for current income, consistent with its concern for safety of principal. The decision to purchase a particular security is based upon many factors, the most important of which are the characteristics of the security (interest rate, term, call provisions, etc.), the financial stability and managerial strength of the issuer, and diversification in the fund. AIM considers whether to sell a particular security when any one of these factors materially changes. It is anticipated that the average effective duration of the fund will be between four and eight years.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. Credit risk depends largely on the perceived health of bond issuers. In general, lower-rated bonds have higher credit risks. You could lose money as a result of your investment.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then bE forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than for bond funds that do not invest in high yield bonds.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser and sub-adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                 CLASS IA TOTAL RETURNS
                                                 ----------------------
                                       1995              19.14%
                                       1996               3.32%
                                       1997               0.14%
                                       1998              13.49%
                                       1999              -7.53%
                                       2000               4.27%
                                       2001               5.58%
                                       2002               3.94%
                                       2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                  SINCE INCEPTION
                                                 1 YEAR  5 YEARS  (JANUARY 3, 1995)
                 Class IA(1)
                 Lehman Brothers Aggregate
                 Bond Index
                  (reflects no deduction for
                  fees or expenses)                                       (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 12/31/94.
     INDEX: The Lehman Brothers Aggregate Bond Index is an unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     Not applicable
              Maximum deferred sales charge (load)                              Not applicable
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                            EXPENSES
                            (with or without redemption)
                            Year 1
                            Year 3
                            Year 5
                            Year 10


SUB-ADVISER

AIM

PORTFOLIO MANAGERS




Jan H. Friedli

-    Senior Portfolio Manager, AIM

-    Mr. Friedli has been responsible for the fund since March of 2000

-    Associated with AIM and/or affiliates since 1999

- Global fixed-income portfolio manager for Nicholas-Applegate Capital Management, 1997-1999; international fixed-income trader and analyst for Strong Capital Management, 1994-1997

Carolyn L. Gibbs

-    Senior Portfolio Manager, AIM

-    Ms. Gibbs has been responsible for the fund since March of 2000

-    Associated with AIM and/or affiliates since 1992

Scott W. Johnson

-    Portfolio Manager, AIM

-    Mr. Johnson has been responsible for the fund since December of 2002

-    Associated with AIM and/or affiliates since 1994

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2003, this range was between approximately $7.2 million and $4.8 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                 CLASS IA TOTAL RETURNS
                                                 ----------------------
                                      1995                29.88%
                                      1996                 7.64%
                                      1997                 1.43%
                                      1998                21.17%
                                      1999               109.25%
                                      2000               -15.08%
                                      2001               -20.18%
                                      2002               -28.83%
                                      2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                     SINCE INCEPTION
                                                            1 YEAR       5 YEARS      (MAY 2, 1994)
             Class IA(1)
             Russell 2000 Growth Index
              (reflects no deduction for fees
               or expenses)                                                                  (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/94.
     INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     Not applicable
              Maximum deferred sales charge (load)                              Not applicable
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                            EXPENSES
                            (with or without redemption)
                            Year 1
                            Year 3
                            Year 5
                            Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo

-    Senior Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

-    Joined Wellington Management as a portfolio manager in 1994

-    Investment professional since 1987

David J. Elliott

-    Vice President of Wellington Management

-    Co-Manager of the fund since April 2001

- Joined Wellington Management as a Senior Systems Analyst in 1995 and has been an investment professional involved in quantitative analysis since 1999

HARTFORD SMALLCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Value HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($_____ billion as of March 31, 2004). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund's median market capitalization was $_____ million as of March 31, 2004. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund is sub-advised by Janus Capital Management LLC ("Janus"), which has contracted with Perkins, Wolf, McDonnell and Company, LLC (the "Manager") to provide day-to-day investment management for the fund. In selecting securities for the fund, the Manager generally looks for companies with:


     - a low price relative to their assets, earnings, cash flow or business franchise;

     -   products and services that give them a competitive advantage; and

     -   quality balance sheets and strong management.

The Manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

The Manager will generally sell a security when it no longer meets the Manager's investment criteria or when it has met the Manager's expectations for appreciation.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The Manager's investment strategy will influence performance significantly. Stocks of small companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Such stocks may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the Manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                                  CLASS IA TOTAL RETURNS
                                                  ----------------------
                                          1999              15.34%
                                          2000              27.00%
                                          2001              21.01%
                                          2002             -15.17%
                                          2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                              SINCE INCEPTION
                                                     1 YEAR       5 YEARS      (MAY 1, 1998)
                Class IA(1)
                Russell 2000 Index
                 (reflects no deduction for fees
                 or expenses)                                                         (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/98.
     INDEX: The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     Not applicable
              Maximum deferred sales charge (load)                              Not applicable
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                            EXPENSES
                            (with or without redemption)
                            Year 1
                            Year 3
                            Year 5
                            Year 10


SUB-ADVISER

Janus

PORTFOLIO MANAGERS


Janus has contracted with Perkins, Wolf, McDonnell and Company, LLC (the "Manager") to provide day-to-day investment management for the fund. The following individuals manage the fund:


Robert H. Perkins

-    President and Director of the Manager


- Investment manager since 1970 and manager of the fund since its inception (May 1998)


Thomas H. Perkins

-    Investment manager since 1974 and manager of the fund since 1999

-    Joined the Manager in 1998


- Portfolio manager of valuation sensitive growth portfolios for Alliance Capital, 1984-1998

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


         1994               -1.80%
         1995               34.10%
         1996               24.37%
         1997               31.38%
         1998               33.47%

         1999               19.78%
         2000               -7.04%
         2001              -12.23%
         2002              -24.25%
         2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                1 YEAR    5 YEARS    10 YEARS
Class IA
S&P 500 Index (reflects no deduction for fees or expenses)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     Not applicable
              Maximum deferred sales charge (load)                              Not applicable
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                            EXPENSES
                            (with or without redemption)
                            Year 1
                            Year 3
                            Year 5
                            Year 10


SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander, CFA

-    Senior Vice President of Wellington Management

-    Portfolio Manager of the fund since 1992

-    Joined Wellington Management in 1990

-    Investment professional since 1976

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.


To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that the fund's sub-adviser, Hartford Investment Management, expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.


MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then bE forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.


Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                CLASS IA TOTAL RETURNS
                                ----------------------
                    1994                -6.44%
                    1995                18.78%
                    1996                 2.21%
                    1997                 9.08%
                    1998                 8.87%
                    1999                -1.94%
                    2000                11.81%
                    2001                 7.50%
                    2002                10.73%
                    2003



DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                     1 YEAR       5 YEARS     10 YEARS
                 Class IA(1)
                 Lehman Brothers Intermediate
                 Government Bond Index
                  (reflects no deduction for fees
                  or expenses)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
     INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     Not applicable
              Maximum deferred sales charge (load)                              Not applicable
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                            EXPENSES
                            (with or without redemption)
                            Year 1
                            Year 3
                            Year 5
                            Year 10


SUB-ADVISER


Hartford Investment Management


PORTFOLIO MANAGERS

Peter P. Perrotti


-    Senior Vice President of Hartford Investment Management


-    Manager of the fund since April 2001


- Joined Hartford Investment Management in 1992 and has managed debt securities since that time


-    Investment professional since 1992

Russell M. Regenauer


-    Vice President of Hartford Investment Management

-    Assistant portfolio manager of the fund since September 2002


- Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the fund's sub-adviser, Wellington Management, believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -   high fundamental investment value,

     -   strong management team, and

     -   strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

                               CLASS IA TOTAL RETURNS
                               ----------------------
                      1997              25.24%
                      1998               9.64%
                      1999               8.96%
                      2000              18.49%
                      2001              -2.55%
                      2002             -24.95%
                      2003


DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS _____% (____QUARTER____) AND THE LOWEST QUARTERLY RETURN WAS_____% (____QUARTER____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                                SINCE INCEPTION
                                                        1 YEAR       5 YEARS      (MAY 1, 1996)
                   Class IA(1)
                   Russell 3000 Value Index
                   (reflects no deduction for fees
                   or expenses)                                                         (2)


(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)  Return is from 4/30/96.
     INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


                                                                                CLASS IA
                                                                                --------
              SHAREHOLDER FEES
              (fees paid directly from your investment)
              Maximum sales charge (load) as a percentage of offering price     Not applicable
              Maximum deferred sales charge (load)                              Not applicable
              Exchange fees                                                     None

              ANNUAL OPERATING EXPENSES
              (expenses that are deducted from the fund's assets)
              Management fees
              Distribution and service (12b-1) fees                             None
              Other expenses
              Total operating expenses



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                CLASS IA
                                                                --------
                            EXPENSES
                            (with or without redemption)
                            Year 1
                            Year 3
                            Year 5
                            Year 10


SUB-ADVISER


The fund has been managed since its inception (May 1996) by Wellington Management using a team specializing in all-cap value investing.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.


The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Money Market HLS Fund and U.S. Government HLS Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Multisector Bond HLS Fund and U.S. Government Securities HLS Fund may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, International Stock HLS Fund, LargeCap Growth HLS Fund, MidCap Stock HLS Fund and Multisector Bond HLS Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates as a principal investment strategy. Although not a principal investment strategy, each other fund (except Money Market HLS Fund) may employ these techniques. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.


These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

Each fund, except Index HLS Fund, MidCap Stock HLS Fund, Money Market HLS Fund, SmallCap Value HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The MidCap Stock HLS Fund and SmallCap Value HLS Fund may invest in securities of foreign issuers and non-dollar securities, but not as part of their principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation HLS Fund, Capital Opportunities HLS Fund and International Opportunities HLS Fund may invest in emerging markets as part of its principal investment strategy. Each other fund, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.


SMALL CAPITALIZATION COMPANIES

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. SmallCap Value HLS Fund may not invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission). Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

Blue Chip Stock HLS Fund may invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., money market funds managed by T. Rowe Price (Blue Chip Stock HLS Fund's subadviser) and made available to clients of T. Rowe Price. The
T. Rowe Price Reserve Investment Fund does not charge investment advisory fees and T. Rowe Price received an exemptive order from the Securities and Exchange Commission that permits a fund to invest up to 25% of total assets in the T. Rowe Price Reserve Investment Fund.

Multisector Bond HLS Fund may invest in shares that have AIM, the Fund's subadviser, or an affiliate of AIM as an investment adviser ("the Affiliated Money Market Funds"), provided that such purchases are in compliance with the 1940 Act. With respect to Multisector Bond HLS Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Certain funds are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.


TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Blue Chip Stock HLS Fund, Bond HLS Fund, Disciplined Equity HLS Fund, High Yield HLS Fund, International Stock HLS Fund, LargeCap Growth HLS Fund, MidCap Stock HLS Fund, Multisector Bond HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. HL Advisors had over $53.1 billion in assets under management, as of December 31, 2003. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISERS


BOND HLS FUND, HIGH YIELD HLS FUND, INDEX HLS FUND, MONEY MARKET HLS FUND AND U.S. GOVERNMENT SECURITIES HLS FUND. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2003, Hartford Investment Management had investment management authority over approximately $32.4 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MULTISECTOR BOND HLS FUND. A I M Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas, 77046, is the sub-adviser to the Multisector Bond HLS Fund. AIM has acted as an investment adviser since its organization in 1986. As of December 31, 2003, AIM, together with its affiliates, advised or managed approximately $149 billion in assets for over 200 investment portfolios.

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH OPPORTUNITIES HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND, STOCK HLS FUND AND VALUE OPPORTUNITIES HLS FUND. Wellington Management, a Massachusetts limited liability partnership, is the sub-adviser to the Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Global Leaders HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority over approximately $394 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

CAPITAL OPPORTUNITIES HLS FUND AND LARGECAP GROWTH HLS FUND. Holland Capital Management, L.P. ("Holland Capital"), a Delaware limited partnership with principal offices at 1 North Wacker Drive, Suite 700, Chicago, Illinois 60606, is the sub-adviser to the Capital Opportunities HLS Fund and LargeCap Growth HLS Fund. Holland Capital is a professional money management firm with investment authority over client assets as of December 31, 2003 totaling approximately $1.9 billion. Holland Capital's clients are primarily corporate employee benefit funds, public employee retirement plans, investment companies, foundations and endowments.

BLUE CHIP STOCK HLS FUND. T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, MD 21202, is the sub-adviser of the Blue Chip Stock HLS Fund. T. Rowe Price was founded in 1937 and, together with its affiliates, managed over $190 billion for over eight million individual and institutional investor accounts as of December 31, 2003. Some of T. Rowe Price's accounts have investment policies similar to those of the fund. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.

INTERNATIONAL STOCK HLS FUND. Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, is the sub-adviser of the International Stock HLS Fund. Lazard is a subsidiary of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets as of December 31, 2003 totaling approximately $69.1 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the fund.

MIDCAP STOCK HLS FUND. The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, is the sub-adviser to the MidCap Stock HLS Fund. Founded in 1947, Dreyfus manages 201 portfolios with approximately $167 billion in investment company assets, for approximately 1.4 million investor accounts nationwide (as of December 31, 2003). Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $657 billion under management (as of December 31, 2003). Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

SMALLCAP VALUE HLS FUND. Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, the sub-adviser of the SmallCap Value HLS Fund, has entered into an agreement with Perkins, Wolf, McDonnell and Company, LLC (the "Manager"), 310 South Michigan Avenue, Suite 2600, Chicago, Illinois 60604, under which Janus will pay the Manager a fee to provide the day-to-day investment management for the fund. As of December 31, 2003, Janus had investment management authority over approximately $151.5 billion in assets.

MANAGEMENT FEES

Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Global Leaders HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:


BLUE CHIP STOCK HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $100,000,000                             0.900%
Amount over $100 Million                       0.850%

CAPITAL OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $200,000,000                             0.900%
Next $300,000,000                              0.850%
Amount over $500 Million                       0.800%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, GLOBAL LEADERS HLS FUND, HIGH YIELD HLS FUND AND INTERNATIONAL OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $250,000,000                             0.775%
Next $250,000,000                              0.725%
Next $500,000,000                              0.675%
Amount over $1 Billion                         0.625%

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $100,000,000                             0.700%
Amount over $100 Million                       0.600%

INDEX HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

All Assets                                     0.400%

INTERNATIONAL STOCK HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $100,000,000                             0.850%
Amount over $100 Million                       0.800%

LARGECAP GROWTH HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $100,000,000                             0.900%
Next $100,000,000                              0.850%
Amount over $200 Million                       0.800%

MIDCAP STOCK HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $100,000,000                             0.900%
Next $150,000,000                              0.850%
Amount over $250 Million                       0.800%

SMALLCAP VALUE HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $50,000,000                              0.900%
Amount over $50 Million                        0.850%

BOND HLS FUND AND STOCK HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $250,000,000                             0.525%
Next $250,000,000                              0.500%
Next $500,000,000                              0.475%
Amount over $1 Billion                         0.450%

MULTISECTOR BOND HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $100,000,000                             0.750%
Amount over $100 Million                       0.650%

U.S. GOVERNMENT SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

First $50,000,000                              0.500%
Amount over $50 Million                        0.450%

MONEY MARKET HLS FUND


AVERAGE DAILY NET ASSETS                     ANNUAL RATE

All Assets                                     0.450%


For the year ended December 31, 2003, Advisers HLS Fund, Bond HLS Fund, Disciplined Equity HLS Fund, Capital Appreciation HLS Fund, Global Leaders HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund and Stock HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:



FUND NAME                                                                   ANNUAL RATE
   Advisers HLS Fund                                                             %
   Blue Chip Stock HLS Fund                                                      %
   Bond HLS Fund                                                                 %
   Capital Appreciation HLS Fund                                                 %
   Capital Opportunities HLS Fund                                                %
   Disciplined Equity HLS Fund                                                   %
   Global Leaders HLS Fund                                                       %
   Growth Opportunities HLS Fund                                                 %
   High Yield HLS Fund                                                           %
   Index HLS Fund                                                                %
   International Opportunities HLS Fund                                          %
   International Stock HLS Fund                                                  %
   LargeCap Growth HLS Fund                                                      %
   MidCap Stock HLS Fund                                                         %
   Money Market HLS Fund                                                         %
   Multisector Bond HLS Fund                                                     %
   SmallCap Growth HLS Fund                                                      %
   SmallCap Value HLS Fund                                                       %
   Stock HLS Fund                                                                %
   U.S. Government Securities HLS Fund                                           %
   Value Opportunities HLS Fund                                                  %

FURTHER INFORMATION ON THE FUNDS

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Fortis Benefits and First Fortis (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Global Leaders HLS Fund, Growth Opportunities HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, Stock HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each offer two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each of these funds, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Each other fund in this prospectus offers only Class IA shares.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the applicable Board of Directors. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.


RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the funds, negatively affect the funds' performance and increase transaction costs for all shareholders, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners or by qualified retirement plan participants or other investors.

The funds are available for use with many different variable insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of the older variable annuity contracts, Hartford currently only has the ability to restrict transfers into certain funds and to limit the total amount transferred to certain funds.


FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS


The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by _______________________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. With respect to the funds that are series of Hartford Series Fund, Inc., the information for the periods ended on or before December 31, 2001 has been audited by Arthur Andersen LLP.* With respect to the funds that are series of Hartford HLS Series Fund II, Inc., the information for the periods ended on or before December 31, 2001 has been audited by KPMG LLP. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. (Information presented relates to a share of capital stock outstanding throughout the indicated period).


HARTFORD ADVISERS HLS FUND


                                                                               CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(a)                    $       23.44     $       26.65     $       29.65     $       29.85
     Net investment income (loss)(a)                                     0.51              0.64              0.68              0.68
     Net realized and unrealized gain (loss)
       on investments(a)                                                (4.10)            (1.85)            (0.88)             2.21
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(a)                                (3.59)            (1.21)            (0.20)             2.89
     Less distributions:
       Dividends from net investment                                    (0.26)            (0.73)            (0.23)            (0.63)
     income(a)
       Distributions from net realized gain
         on investments(a)                                                 --             (1.27)            (2.57)            (2.46)
       Distributions from capital(a)                                       --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions(a)                                             (0.26)            (2.00)            (2.80)            (3.09)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset
       value(a)                                                         (3.85)            (3.21)            (3.00)            (0.20)
     Net asset value, end of period(a)                          $       19.59     $       23.44     $       26.65     $       29.65
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (13.79)%           (4.64)%           (0.75)%           10.59%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $   9,249,397     $  11,836,564     $  13,430,507     $  14,082,895
     Ratio of expenses to average net assets                             0.67%             0.66%             0.66%             0.65%
     Ratio of net investment income (loss) to
       average net assets                                                2.29%             2.51%             2.47%             2.46%
     Portfolio turnover rate(b)                                            47%               34%               40%               38%


(a) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

* In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for Hartford Series Fund, Inc. of the audited financial statements for the periods ended on or before December 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

HARTFORD BLUE CHIP STOCK HLS FUND


                                                                               CLASS IA -- PERIOD ENDED
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       16.80     $       19.63     $       21.93     $       18.58
     Net investment income (loss)                                        0.01                --             (0.02)             0.02
     Net realized and unrealized gain (loss) on
       investments                                                      (4.11)            (2.83)            (0.41)             3.65
                                                                -------------     -------------     -------------     -------------
     Total from investment operations                                   (4.10)            (2.83)            (0.43)             3.67
     Less distributions:
       Dividends from net investment income                                --                --                --             (0.02)
       Distributions from net realized gain on
         investments                                                       --                --             (1.87)            (0.30)
       Distributions from capital                                          --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions                                                   --                --             (1.87)            (0.32)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value                         (4.10)            (2.83)            (2.30)             3.35
     Net asset value, end of period                                  $  12.70     $       16.80     $       19.63     $       21.93
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (24.40%)          (14.41%)           (2.47%)           19.88%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     155,333     $     239,597     $     293,654     $     284,229
     Ratio of expenses to average net assets                             0.92%             0.92%             0.92%             0.92%
     Ratio of net  investment  income  (loss)  to
       average net assets                                                0.04%            (0.01%)           (0.09%)            0.10%
     Portfolio turnover rate(a)                                            37%               47%               52%               40%

(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD BOND HLS FUND


                                                                               CLASS IA -- PERIOD ENDED
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(a)                    $       11.46     $       11.08     $        9.94     $      10.81
     Net investment income (loss)(a)                                     0.56              0.46              0.69             0.62
     Net realized and  unrealized  gain (loss)
       on investments(a)                                                (0.01)             0.48              0.50            (0.84)
                                                                -------------     -------------     -------------     ------------
     Total from investment operations(a)                                 0.55              0.94              1.19            (0.22)
     Less distributions:
       Dividends from net investment income(a)                          (0.05)            (0.56)            (0.05)           (0.58)
       Distributions from net realized gain on
         investments(a)                                                 (0.01)               --                --            (0.07)
       Distributions from capital(a)                                       --                --                --               --
                                                                -------------     -------------     -------------     ------------
     Total distributions(a)                                             (0.06)            (0.56)            (0.05)           (0.65)
                                                                -------------     -------------     -------------     ------------
     Net increase (decrease)in net asset value(a)                        0.49              0.38              1.14            (0.87)
     Net asset value, end of period(a)                          $       11.95     $       11.46     $       11.08     $       9.94
                                                                =============     =============     =============     ============
     TOTAL RETURN                                                       10.08%             8.68%            11.99%           (2.02%)
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $   2,145,266     $   1,549,698     $   1,033,043     $    978,861
     Ratio of expenses to average net assets                             0.51%             0.51%             0.52%            0.52%
     Ratio of net investment income (loss) to
       average net assets                                                5.58%             5.87%             6.54%            6.09%
     Portfolio turnover rate(b)                                           108%              185%              169%             111%
     Current Yield(c)                                                    5.01%             5.74%             6.13%            7.02%


(a) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

HARTFORD CAPITAL APPRECIATION HLS FUND


                                                                               CLASS IA -- PERIOD ENDED
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(b)                    $       39.75     $       59.26     $       60.95     $       47.59
     Net investment income (loss)(b)                                     0.15              0.21              0.41              0.23
     Net realized and unrealized gain (loss) on
       investments(b)                                                   (8.01)            (3.36)             7.57             16.43
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(b)                                (7.86)            (3.15)             7.98             16.66
     Less distributions:
          Dividends from net investment income(b)                       (0.19)            (0.27)            (0.39)            (0.18)
          Distributions from net realized gain on
            investments(b)                                                  -            (16.09)            (9.28)            (3.12)
          Distributions from capital(b)                                     -                 -                 -                 -
                                                                -------------     -------------     -------------     -------------
     Total distributions(b)                                             (0.19)           (16.36)            (9.67)            (3.30)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value(b)                      (8.05)           (19.51)            (1.69)            13.36
     Net asset value, end of period(b)                          $       31.70   $         39.75     $       59.26     $       60.95
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (19.70%)           (6.94%)           13.22%            37.46%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $   6,240,859     $   8,734,600     $   9,581,897     $   7,963,003
     Ratio of expenses to average net assets                             0.69%             0.68%             0.66%             0.66%
     Ratio of net investment income (loss) to
       average net assets                                                0.64%             0.57%             0.64%             0.46%
     Portfolio turnover rate(a)                                            94%               92%              108%               66%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND


                                                                                 CLASS IA -- PERIOD ENDED:
                                                                                                                 5/1/00 -
                                                               12/31/03    12/31/02           12/31/01         12/31/00(b)
                                                               --------   -----------      --------------     -------------
          PER SHARE OPERATING PERFORMANCE
          Net asset value, beginning of period                            $        7.15     $        9.37     $       10.61
          Net investment income (loss)                                               --             (0.01)            (0.01)
          Net realized and unrealized gain (loss)
            on investments                                                        (2.06)            (2.21)            (1.23)
                                                                          -------------     -------------     -------------
          Total from investment operations                                        (2.06)            (2.22)            (1.24)
          Less distributions:
            Dividends from net investment income                                     --                --                --
            Distributions from net realized gain on
              investments                                                            --                --                --
            Distributions from capital                                               --                --                --
                                                                          -------------     -------------     -------------
          Total distributions                                                        --                --                --
                                                                          -------------     -------------     -------------
          Net increase (decrease) in net asset value                              (2.06)            (2.22)            (1.24)
          Net asset value, end of period                                  $        5.09     $        7.15     $        9.37
                                                                          =============     =============     =============
          TOTAL RETURN                                                           (28.85%)          (23.63%)          (11.68%)(d)
          RATIOS AND SUPPLEMENTAL DATA:
          Net assets, end of period (in thousands)                        $      16,387     $      23,514     $      16,162
          Ratio of expenses to average net assets                                  1.05%             1.16%             1.31%(a),(c)
          Ratio of net investment income (loss) to
            average net assets                                                     0.04%            (0.19%)           (0.12%)(a),(c)
          Portfolio turnover rate(e)                                                109%              102%               63%


(a)  Annualized.

(b) For the period May 1, 2000 (commencement of operations) to December 31, 2000. The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.

(c) The fund's previous investment adviser voluntarily undertook to limit annual expenses for the fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.38% and (0.19%), respectively.

(d)  Not annualized.

(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD DISCIPLINED EQUITY HLS FUND


                                                                               CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(a)                    $       11.72     $       13.26     $       14.32     $       11.86
     Net investment income (loss)(a)                                     0.05              0.06              0.05              0.04
     Net realized and unrealized gain (loss) on
        investments(a)                                                  (2.97)            (1.10)            (0.85)             2.55
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(a)                                (2.92)            (1.04)            (0.80)             2.59
     Less distributions:
       Dividends from net investment income(a)                             --                --             (0.05)            (0.04)
       Distributions from net realized gain on
        investments(a)                                                     --             (0.50)            (0.21)            (0.09)
       Distributions from capital(a)                                       --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions(a)                                                --             (0.50)            (0.26)            (0.13)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value(a)                      (2.92)            (1.54)            (1.06)             2.46
     Net asset value, end of period(a)                          $        8.80     $       11.72     $       13.26     $       14.32
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (24.65%)           (8.02%)           (5.64%)           21.82%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     460,807     $     416,013     $     379,905     $     201,857
     Ratio of expenses to average net assets                             0.79%             0.79%             0.79%             0.82%
     Ratio of net  investment  income  (loss) to
       average net assets                                                0.65%             0.54%             0.41%             0.63%
     Portfolio turnover rate(b)                                            92%               85%               73%               54%



(a) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL LEADERS HLS FUND


                                                                               CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01         12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ----------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(a)                    $       14.43     $       17.59     $       19.13     $    12.85
     Net investment income (loss)(a)                                     0.13              0.11              0.08           0.03
     Net realized and unrealized gain (loss) on
        investments(a)                                                  (2.95)            (3.02)            (1.42)          6.42
                                                                -------------     -------------     -------------     ----------
     Total from investment operations(a)                                (2.82)            (2.91)            (1.34)          6.45
     Less distributions:
       Dividends from net investment income(a)                          (0.11)            (0.08)            (0.09)         (0.03)
       Distributions from net realized gain on
        investments(a)                                                      -             (0.17)            (0.11)         (0.14)
       Distributions from capital(a)                                        -                 -                 -              -
                                                                -------------     -------------     -------------     ----------
     Total distributions(a)                                             (0.11)            (0.25)            (0.20)         (0.17)
                                                                -------------     -------------     -------------     ----------
     Net increase (decrease) in net asset value(a)                      (2.93)            (3.16)            (1.54)          6.28
     Net asset value, end of period(a)                          $       11.50     $       14.43     $       17.59     $    19.13
                                                                =============     =============     =============     ==========
     TOTAL RETURN                                                      (19.51%)          (16.58%)           (7.06%)        50.37%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     544,901     $     484,661     $     572,217     $  179,675
     Ratio of expenses to average net assets                             0.81%             0.81%             0.81%          0.86%
     Ratio of net investment income (loss) to
        average net assets                                               1.06%             0.71%             0.63%          0.54%(c)
     Portfolio turnover rate(b)                                           324%              363%              367%           207%



(a) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

HARTFORD GROWTH OPPORTUNITIES HLS FUND


                                                                               CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       22.66     $       40.66     $       45.14     $      41.09
     Net investment income (loss)                                       (0.03)               --             (0.03)           (0.05)
     Net realized and unrealized gain (loss) on
        investments                                                     (6.23)            (9.21)             2.99            17.42
                                                                -------------     -------------     -------------     ------------
     Total from investment operations                                   (6.26)            (9.21)             2.96            17.37
     Less distributions:
       Dividends from net investment income                                --                --                --            (0.09)
       Distributions from net realized gain on
        investments                                                        --             (8.79)            (7.44)          (13.23)
       Distributions from capital                                          --                --                --               --
                                                                -------------     -------------     -------------     ------------
     Total distributions                                                   --             (8.79)            (7.44)          (13.32)
                                                                -------------     -------------     -------------     ------------
     Net increase (decrease) in net asset value                         (6.26)           (18.00)            (4.48)            4.05
     Net asset value, end of period                             $       16.40     $       22.66     $       40.66     $      45.14
                                                                =============     =============     =============     ============
     TOTAL RETURN                                                      (27.65%)          (22.85%)            3.99%           55.17%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     478,045     $     755,068     $   1,063,005     $  1,044,728
     Ratio of expenses to average net assets                             0.66%             0.65%             0.64%            0.66%
     Ratio of net investment income (loss) to
        average net assets                                              (0.16%)           (0.01%)           (0.08%)          (0.18%)
     Portfolio turnover rate(a)                                           189%              228%              120%             175%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HIGH YIELD HLS FUND


                                                                               CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(a)                    $        9.64     $        9.39     $       10.05     $       10.17
     Net investment income (loss)(a)                                     0.63              0.78              0.78              0.60
     Net realized and unrealized gain (loss) on
       investments(a)                                                   (1.73)            (0.52)            (0.68)            (0.13)
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(a)                                (1.10)             0.26              0.10              0.47
     Less distributions:
       Dividends from net investment income(a)                          (0.05)            (0.01)            (0.76)            (0.59)
       Distributions from net realized gain on                             --                --                --                --
     investments(a)
       Distributions from capital(a)                                       --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions(a)                                             (0.05)            (0.01)            (0.76)            (0.59)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value(a)                      (1.15)             0.25             (0.66)            (0.12)
     Net asset value, end of period(a)                          $        8.49     $        9.64     $        9.39     $       10.05
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                       (6.89%)            2.69%             1.03%             4.70%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     200,017     $     127,044     $      66,104     $      52,731
     Ratio of expenses to average net assets                             0.82%             0.81%             0.81%             0.72%
     Ratio of net investment income (loss) to
       average net assets                                                9.33%             9.70%             9.15%             8.36%
     Portfolio turnover rate(b)                                            60%               63%               69%               47%
     Current Yield(c)                                                    9.18%            10.89%            10.75%             9.65%



(a) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

HARTFORD INDEX HLS FUND


                                                                               CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01         12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(b)                    $       31.81     $       37.25     $       41.89     $       35.70
     Net investment income (loss)(b)                                     0.32              0.31              0.30              0.34
     Net realized and unrealized gain (loss) on
        investments(b)                                                  (8.29)            (4.87)            (4.24)             6.85
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(b)                                (7.97)            (4.56)            (3.94)             7.19
     Less distributions:
       Dividends from net investment income(b)                          (0.28)            (0.29)            (0.31)            (0.40)
       Distributions from net realized gain on
        investments(b)                                                  (0.10)            (0.59)            (0.39)            (0.60)
       Distributions from capital(b)                                       --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions(b)                                             (0.38)            (0.88)            (0.70)            (1.00)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value(b)                      (8.35)            (5.44)            (4.64)             6.19
     Net asset value, end of period(b)                          $       23.46     $       31.81     $       37.25     $       41.89
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (22.45%)          (12.31%)           (9.50%)           20.49%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $   1,553,260     $   1,976,361     $   2,387,000     $   2,581,436
     Ratio of expenses to average net assets                             0.44%             0.43%             0.43%             0.43%
     Ratio of net investment income (loss) to
       average net assets                                                1.18%             0.91%             0.75%             0.95%
     Portfolio turnover rate(a)                                            15%                5%                7%                3%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND


                                                                                 CLASS IA - PERIOD ENDED:
                                                     12/31/03      12/31/02         12/31/01           12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(b)                    $        9.53     $       13.64     $       18.76     $       13.55
     Net investment income (loss) (b)                                    0.17              0.12              0.18              0.19
     Net realized and unrealized gain (loss) on
      investments(b)                                                    (1.94)            (2.61)            (3.14)             5.20
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(b)                                (1.77)            (2.49)            (2.96)             5.39
     Less distributions:
          Dividends from net investment income(b)                       (0.10)            (0.01)            (0.23)            (0.18)
          Distributions from net realized gain on
           investments(b)                                                  --             (1.61)            (1.93)               --
          Distributions from capital(b)                                    --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions(b)                                             (0.10)            (1.62)            (2.16)            (0.18)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value(b)                      (1.87)            (4.11)            (5.12)             5.21
     Net asset value, end of period(b)                          $        7.66     $        9.53     $       13.64     $       18.76
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (17.93%)          (18.73%)          (17.10%)           39.86%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     646,903     $     941,934     $   1,326,609     $   1,574,836
     Ratio of expenses to average net assets                             0.81%             0.81%             0.78%             0.78%
     Ratio of net  investment income (loss) to
      average net assets                                                 1.23%             1.10%             1.16%             1.20%
     Portfolio turnover rate(a)                                           161%              144%              159%              133%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD INTERNATIONAL STOCK HLS FUND


                                                                                 CLASS IA - PERIOD ENDED:
                                                     12/31/03      12/31/02         12/31/01           12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       10.43     $       15.07     $       17.94     $      14.48
     Net investment income (loss)                                        0.17              0.11              0.06             0.18
     Net realized and unrealized gain (loss) on
      investments                                                       (1.18)            (3.62)            (1.78)            3.30
                                                                -------------     -------------     -------------     ------------
     Total from investment operations                                   (1.01)            (3.51)            (1.72)            3.48
     Less distributions:
       Dividends from net investment income                             (0.09)               --             (0.47)           (0.01)
       Distributions from net realized gain on
         investments                                                       --             (1.13)            (0.68)           (0.01)
       Distributions from capital                                          --                --                --               --
                                                                -------------     -------------     -------------     ------------
     Total distributions                                                (0.09)            (1.13)            (1.15)           (0.02)
                                                                -------------     -------------     -------------     ------------
     Net increase (decrease) in net asset value                         (1.10)            (4.64)            (2.87)            3.46
     Net asset value, end of period                             $        9.33     $       10.43     $       15.07     $      17.94
                                                                =============     =============     =============     ============
     TOTAL RETURN                                                       (9.74%)          (24.17%)           (9.79%)          23.99%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $      81,352     $     105,313     $     149,229     $    143,969
     Ratio of expenses to average net assets                             0.97%             0.94%             0.93%            0.94%
     Ratio of net investment income (loss) to
      average net assets                                                 1.53%             0.89%             0.85%            1.26%
     Portfolio turnover rate(a)                                            53%               58%               44%              29%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD LARGECAP GROWTH HLS FUND


                                                                                 CLASS IA -- PERIOD ENDED:
                                                     12/31/03      12/31/02         12/31/01           12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $       10.09     $       11.86     $       15.05     $      12.04
Net investment income (loss)                                            (0.02)            (0.01)            (0.03)           (0.01)
Net realized and unrealized gain (loss) on
 investments                                                            (3.11)            (1.76)            (2.59)            3.28
                                                                -------------     -------------     -------------     ------------
Total from investment operations                                        (3.13)            (1.77)            (2.62)            3.27
Less distributions:
  Dividends from net investment income                                     --                --                --               --
  Distributions from net realized gain on
   investments                                                             --                --             (0.57)           (0.26)
                                                                -------------     -------------     -------------     ------------
  Distributions from capital                                               --                --                --               --
                                                                -------------     -------------     -------------     ------------
Total distributions                                                        --                --             (0.57)           (0.26)
Net increase (decrease) in net asset value                              (3.13)            (1.77)            (3.19)            3.01
Net asset value, end of period                                  $        6.96     $       10.09     $       11.86     $      15.05
                                                                =============     =============     =============     ============
TOTAL RETURN                                                           (31.04%)          (14.89%)          (17.95%)          27.22%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $      51,944     $      86,475     $      98,814     $     87,061
Ratio of expenses to average net assets                                  0.95%             0.95%             0.96%            0.97%
Ratio of net investment income (loss) to average
 net assets                                                             (0.19%)           (0.11%)           (0.27%)          (0.09%)
Portfolio turnover rate(a)                                                 44%               77%               68%              50%



(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MIDCAP STOCK HLS FUND


                                                                                        CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02          12/31/01           12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $        9.85     $       10.31     $       10.68     $        9.64
Net investment income (loss)                                             0.02              0.01              0.02              0.01
Net realized and unrealized gain (loss) on
 investments                                                            (1.30)            (0.44)             0.93              1.04
                                                                -------------     -------------     -------------     -------------
Total from investment operations                                        (1.28)            (0.43)             0.95              1.05
Less distributions:
  Dividends from net investment income                                     --             (0.01)            (0.02)            (0.01)
  Distributions from net realized gain on
   investments                                                             --             (0.02)            (1.30)               --
  Distributions from capital                                               --                --                --                --
                                                                -------------     -------------     -------------     -------------
Total distributions                                                        --             (0.03)            (1.32)            (0.01)
                                                                -------------     -------------     -------------     -------------
Net increase (decrease) in net asset value                              (1.28)            (0.46)            (0.37)             1.04
Net asset value, end of period                                  $        8.57     $        9.85     $       10.31     $       10.68
                                                                =============     =============     =============     =============
TOTAL RETURN                                                           (13.06%)           (4.17%)            8.71%            10.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $      43,251     $      46,758     $      37,767     $      24,800
Ratio of expenses to average net assets                                  0.97%             1.02%             1.05%             1.18%
Ratio of net investment income (loss) to average
 net assets                                                              0.16%             0.07%             0.18%             0.15%
Portfolio turnover rate(a)                                                 77%               79%              123%               73%



(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MONEY MARKET HLS FUND


                                                                            CLASS IA -- PERIOD ENDED:
                                                     12/31/03      12/31/02          12/31/01          12/31/00          12/31/99
                                                     --------   -------------     -------------     -------------     -------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $        1.00     $        1.00     $        1.00     $        1.00
     Net investment income (loss)                                        0.01              0.04              0.06              0.07
     Net realized and unrealized gain (loss) on
       investments                                                         --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total from investment operations                                    0.01              0.04              0.06              0.07
     Less distributions:
       Dividends from net investment income                             (0.01)            (0.04)            (0.06)            (0.07)
       Distributions from net realized gain on
         investments                                                       --                --                --                --
       Return of capital                                                   --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total from distributions                                           (0.01)            (0.04)            (0.06)            (0.07)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value                            --                --                --                --
     Net asset value, end of period                             $        1.00     $        1.00     $        1.00     $        1.00
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                        1.47%             3.87%             6.10%             4.89%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $   2,319,456     $   1,867,520     $   1,242,275     $   1,257,436
     Ratio of expenses to average net assets                             0.49%             0.48%             0.48%             0.47%
     Ratio of net investment income (loss) to
       average net assets                                                1.43%             3.58%             5.91%             4.81%
     Current Yield(a)                                                    1.00%             1.80%             6.20%             5.34%
     Effective Yield(a)                                                  1.01%             1.82%             6.39%             5.49%


(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD MULTISECTOR BOND HLS FUND


                                                                              CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01        12/31/00(a)        12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       11.09     $       10.50     $       10.26     $      11.56
     Net investment income (loss)                                        0.67              0.66              0.65             0.57
     Net realized and unrealized gain (loss) on
       investments                                                      (0.26)            (0.07)            (0.21)           (1.44)
                                                                -------------     -------------     -------------     ------------
     Total from investment operations                                    0.41              0.59              0.44            (0.87)
     Less distributions:
       Dividends from net investment income                             (0.65)               --             (0.20)           (0.35)
       Distributions from net realized gain on
         investments                                                       --                --                --            (0.08)
       Distributions from capital                                          --                --                --               --
                                                                -------------     -------------     -------------     ------------
     Total distributions                                                (0.65)               --             (0.20)           (0.43)
                                                                -------------     -------------     -------------     ------------
     Net increase (decrease) in net asset value                         (0.24)             0.59              0.24            (1.30)
     Net asset value, end of period                             $       10.85     $       11.09     $       10.50     $      10.26
                                                                =============     =============     =============     ============
     TOTAL RETURN                                                        3.94%             5.58%             4.27%           (7.53%)
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $      28,254     $      30,648     $      23,300     $     24,926
     Ratio of expenses to average net assets                             0.83%             0.86%             0.94%            0.90%
     Ratio of net investment income (loss) to
       average net assets                                                5.23%             6.54%             6.22%            3.83%
     Portfolio turnover rate(b)                                           100%               73%              284%             194%


(a) On March 15, 2000, the fund, formerly known as Fortis Global Bond Series, changed its investment objective in conjunction with a change in sub-adviser. As Fortis Global Bond Series, the fund invested principally in high quality U.S. and foreign government and corporate fixed income securities. The new investment objective of the fund is to invest in U.S. and foreign government obligations and fixed rate corporate debt, including investment and non-investment grade bonds. The fund's sub-adviser changed from Mercury Asset Management International, Ltd. to A I M Capital Management, Inc. on March 15, 2000.

(b) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD SMALLCAP GROWTH HLS FUND


                                                                              CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01          12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       16.44     $       23.73     $       33.79     $      16.70
     Net investment income (loss)                                       (0.02)               --                --            (0.04)
     Net realized and unrealized gain (loss) on
       investments                                                      (4.72)            (4.91)            (3.06)           17.86
                                                                -------------     -------------     -------------     ------------
     Total from investment operations                                   (4.74)            (4.91)            (3.06)           17.82
     Less distributions:
       Dividends from net investment income                                --                --                --            (0.01)
       Distributions from net realized gain on
         investments                                                       --             (2.38)            (7.00)           (0.72)
       Distributions from capital                                          --                --                --               --
                                                                -------------     -------------     -------------     ------------
     Total distributions                                                   --             (2.38)            (7.00)           (0.73)
                                                                -------------     -------------     -------------     ------------
     Net increase (decrease) in net asset value                         (4.74)            (7.29)           (10.06)           17.09
     Net asset value, end of period                             $       11.70     $       16.44     $       23.73     $      33.79
                                                                =============     =============     =============     ============
     TOTAL RETURN                                                      (28.83%)          (20.18%)          (15.08%)         109.25%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     184,062     $     272,272     $     352,615     $    333,158
     Ratio of expenses to average net assets                             0.69%             0.68%             0.66%            0.72%
     Ratio of net investment income (loss) to
       average net assets                                               (0.18%)           (0.02%)            0.01%           (0.22%)
     Portfolio turnover rate(a)                                            99%              164%              160%             264%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD SMALLCAP VALUE HLS FUND


                                                                              CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01          12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       14.20     $       11.74     $       10.20     $        9.28
     Net investment income (loss)                                        0.07              0.13              0.17              0.12
     Net realized and unrealized gain (loss) on
       investments                                                      (1.93)             2.33              2.54              1.27
                                                                -------------     -------------     -------------     -------------
     Total from investment operations                                   (1.86)             2.46              2.71              1.39
     Less distributions:
       Dividends from net investment income                             (0.10)               --             (0.17)            (0.11)
       Distributions from net realized gain on
         investments                                                    (1.36)               --             (1.00)            (0.36)
       Distributions from capital                                          --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions                                                (1.46)               --             (1.17)            (0.47)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value                         (3.32)             2.46              1.54              0.92
     Net asset value, end of period                             $       10.88     $       14.20     $       11.74     $       10.20
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (15.17%)           21.01%            27.00%            15.34%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $      85,029     $     108,672     $      58,027     $      39,171
     Ratio of expenses to average net assets                             0.92%             0.96%             1.03%             1.04%
     Ratio of net investment income (loss) to average
       net assets                                                        0.60%             1.19%             1.71%             1.57%
     Portfolio turnover rate(a)                                            44%               49%               90%               68%



(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD STOCK HLS FUND


                                                                              CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01          12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period(b)                    $       47.36     $       58.80     $       71.47     $       65.62
     Net investment income (loss) (b)                                    0.43              0.41              0.39              0.50
     Net realized and unrealized gain (loss) on
       investments(b)                                                  (11.94)            (7.42)            (5.00)            11.43
                                                                -------------     -------------     -------------     -------------
     Total from investment operations(b)                               (11.51)            (7.01)            (4.61)            11.93
     Less distributions:                                        $       47.36     $       58.80     $       71.47     $       65.62
          Dividends from net investment income(b)                       (0.39)            (0.38)            (0.41)            (0.49)
          Distributions from net realized gain on
            investments(b)                                                 --             (4.05)            (7.65)            (5.59)
          Distributions from capital(b)                                    --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions(b)                                             (0.39)            (4.43)            (8.06)            (6.08)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value(b)                     (11.90)           (11.44)           (12.67)             0.59
     Net asset value, end of period(b)                          $       35.46     $       47.36     $       58.80     $       71.47
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (24.25%)          (12.23%)           (7.04%)           19.78%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $   5,094,276     $   7,834,643     $   9,590,018     $   9,400,385
     Ratio of expenses to average net assets                             0.49%             0.49%             0.48%             0.48%
     Ratio of net investment income (loss) to average
       net assets                                                        0.97%             0.80%             0.64%             0.80%
     Portfolio turnover rate(a)                                            44%               39%               40%               39%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) Per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND


                                                                              CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01          12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       10.79     $       10.59     $       10.13     $      10.93
     Net investment income (loss)                                        0.22              0.50              0.70             0.63
     Net realized and unrealized gain (loss) on
       investments                                                       0.89              0.28              0.46            (0.84)
                                                                -------------     -------------     -------------     ------------
     Total from investment operations                                    1.11              0.78              1.16            (0.21)
     Less distributions:
       Dividends from net investment income                             (0.54)            (0.58)            (0.70)           (0.59)
       Distributions from net realized gain on
         investments                                                       --                --                --               --
       Distributions from capital                                          --                --                --               --
                                                                -------------     -------------     -------------     ------------
     Total distributions                                                (0.54)            (0.58)            (0.70)           (0.59)
                                                                -------------     -------------     -------------     ------------
     Net increase (decrease) in net asset value                          0.57              0.20              0.46            (0.80)
     Net asset value, end of period                             $       11.36     $       10.79     $       10.59     $      10.13
                                                                =============     =============     =============     ============
     TOTAL RETURN                                                       10.73%             7.50%            11.81%           (1.94%)
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $     590,626     $     174,333     $     141,415     $    138,658
     Ratio of expenses to average net assets                             0.49%             0.51%             0.52%            0.52%
     Ratio of net investment income (loss) to
       average net assets                                                3.47%             5.55%             6.28%            5.64%
     Portfolio turnover rate(a)                                           283%              155%              128%              97%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE OPPORTUNITIES HLS FUND


                                                                              CLASS IA -- PERIOD ENDED:
                                                     12/31/03     12/31/02           12/31/01          12/31/00         12/31/99
                                                     --------   -------------     -------------     -------------     ------------
     PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                       $       14.83     $       17.38     $       15.65     $       14.38
     Net investment income (loss)                                        0.07              0.08              0.14              0.13
     Net realized and unrealized gain (loss) on
       investments                                                      (3.68)            (0.48)             2.68              1.15
                                                                -------------     -------------     -------------     -------------
     Total from investment operations                                   (3.61)            (0.40)             2.82              1.28
     Less distributions:
       Dividends from net investment income                             (0.09)            (0.11)            (0.13)               --
       Distributions from net realized gain on
         investments                                                    (0.27)            (2.04)            (0.96)            (0.01)
       Distributions from capital                                          --                --                --                --
                                                                -------------     -------------     -------------     -------------
     Total distributions                                                (0.36)            (2.15)            (1.09)            (0.01)
                                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net asset value                         (3.97)            (2.55)             1.73              1.27
     Net asset value, end of period                             $       10.86     $       14.83     $       17.38     $       15.65
                                                                =============     =============     =============     =============
     TOTAL RETURN                                                      (24.95%)           (2.55%)           18.49%             8.96%
     RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                   $      88,793     $     130,567     $     111,590     $      94,583
     Ratio of expenses to average net assets                             0.73%             0.73%             0.76%             0.78%
     Ratio of net investment income (loss) to
       average net assets                                                0.60%             0.68%             0.87%             0.85%
     Portfolio turnover rate(a)                                            67%              147%              171%              211%


(a) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust. We are committed to the responsible:
a)   management;
b)   use; and
c)   protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)   service your TRANSACTIONS with us; and
b)   support our business functions.

We may obtain PERSONAL INFORMATION from:
a)   YOU;
b)   your TRANSACTIONS with us; and
c)   third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)   your name;
b)   your address;
c)   your income;
d)   your payment; or
e)   your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)   our insurance companies;
b)   our employee agents;
c)   our brokerage firms; and
d)   our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)   market our products; or
b)   market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)   independent agents;
b)   brokerage firms;
c)   insurance companies;
d)   administrators; and
e)   service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)   taking surveys;
b)   marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)   "opt-out;" or
b)   "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)   your proper written authorization; or
b)   as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)   underwriting policies;
b)   paying claims;
c)   developing new products; or
d)   advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)   the confidentiality; and
b)   the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)   secured files;
b)   user authentication;
c)   encryption;
d)   firewall technology; and
e)   the use of detection software.

We are responsible for and must:
a)   identify information to be protected;
b)   provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)   credit history;
b)   income;
c)   financial benefits; or
d)   policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)   your medical records; or
b)   information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)   PERSONAL FINANCIAL INFORMATION; and
b)   PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a)   your APPLICATION;
b)   your request for us to pay a claim; and
c)   your request for us to take action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)   asking about;
b)   applying for; or
c)   obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.


A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2003 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:


www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:


(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                             811-08629
Hartford HLS Series Fund II, Inc.                                      811-04615

                        HARTFORD SMALLCAP VALUE HLS FUND

                                 CLASS IB SHARES

                                   PROSPECTUS


                                   MAY 1, 2004


     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        HARTFORD SMALLCAP VALUE HLS FUND
                         C/O INDIVIDUAL ANNUITY SERVICES
                                  P.O. BOX 5085
                             HARTFORD, CT 06102-5085

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS


                                                                                                               PAGE
---------------------------------------------------------------------------------------------------------------------
Introduction.                                  Introduction

A summary of the fund's                        Hartford SmallCap Value HLS Fund
goals, principal strategies, main risks,
performance and fees.

Description of other investment strategies     Investment strategies and investment matters
and investment risks.

Investment manager and management fee
information.                                   Management of the fund

Further information on the fund.               Further information on the fund
                                               Purchase and redemption of fund shares
                                               Distribution plan
                                               Determination of net asset value
                                               Dividends and distributions
                                               Right to reject or restrict purchase and exchange orders
                                               Federal income taxes
                                               Variable contract owner voting rights
                                               Plan participant voting rights
                                               Performance related information
                                               Distributor, Custodian and Transfer Agent
                                               Financial highlights
                                               Privacy policy
                                               For more information                                       back cover

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. The SmallCap Value HLS Fund described in this prospectus has its own investment strategy and risk/reward profile. The SmallCap Value HLS Fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The SmallCap Value HLS Fund is a diversified fund and is an investment portfolio (series) of Hartford HLS Series Fund II, Inc. Information on the fund, including its risk factors, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser. Information regarding HL Advisors and the sub-adviser is included under "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

HARTFORD SMALLCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Value HLS Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($____ billion as of March 31, 2004). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund's median market capitalization was $____ million as of March 31, 2004. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund is sub-advised by Janus Capital Management LLC ("Janus"), which has contracted with Perkins, Wolf, McDonnell and Company, LLC (the "Manager") to provide day-to-day investment management for the fund. In selecting securities for the fund, the Manager generally looks for companies with:


   - a low price relative to their assets, earnings, cash flow or business franchise;

   -  products and services that give them a competitive advantage; and

   -  quality balance sheets and strong management.

The Manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

The Manager will generally sell a security when it no longer meets the Manager's investment criteria or when it has met the Manager's expectations for appreciation.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The Manager's investment strategy will influence performance significantly. Stocks of small companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Such stocks may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the Manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

PAST PERFORMANCE. Because Class IB shares have been offered for less than one full calendar year, performance history of the fund's Class IA shares, which are offered through another prospectus, is shown below. The returns for Class IB shares would have been substantially similar to that shown for Class IA shares because all of the fund's shares are invested in the same portfolio of securities, although the actual returns for the Class IB shares would have been lower than the annual returns shown for the fund's Class IA shares due to higher Class IB expenses. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR


                                            CLASS IA TOTAL RETURNS
                                            ----------------------
                                     1999            15.34%
                                     2000            27.00%
                                     2001            21.01%
                                     2002           -15.17%
                                     2003



    DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS ____% (____ QUARTER ____) AND THE LOWEST QUARTERLY RETURN WAS ____ (__ QUARTER ____).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/03



                                                                        SINCE INCEPTION
                                             1 YEAR       5 YEARS         (MAY 1, 1998)
        Class IA(1)                                %             %                   %
        Russell 2000 Index (reflects
           no deduction for fees or
           expenses)                               %             %                   %(2)


(1)   The fund's shares were re-designated as Class IA shares on April 30, 2002.
(2)   Return is from 4/30/98.
      INDEX: The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                                                CLASS IB
                                                                                                --------
                            SHAREHOLDER FEES
                            (fees paid directly from your investment)
                            Maximum sales charge (load) as a percentage of offering
                              price                                                          Not applicable
                            Maximum deferred sales charge (load)                             Not applicable
                            Exchange fees                                                    None

                            ANNUAL OPERATING EXPENSES
                            (expenses that are deducted from the fund's assets)
                            Management fees                                                             %
                            Distribution and service (12b-1) fees                                   0.25%
                            Other expenses                                                              %
                            Total operating expenses                                                    %



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                    CLASS IB
                                                                    --------
                 EXPENSES  (WITH OR WITHOUT REDEMPTION)
                  Year 1                                            $
                  Year 3                                            $
                  Year 5                                            $
                  Year 10                                           $


SUB-ADVISER

Janus

PORTFOLIO MANAGERS


Janus has contracted with Perkins, Wolf, McDonnell and Company, LLC (the "Manager") to provide day-to-day investment management for the fund. The following individuals manage the fund:


Robert H. Perkins

-  President and Director of the Manager


- Investment manager since 1970 and manager of the fund since its inception (May 1998)


Thomas H. Perkins

-  Investment manager since 1974 and manager of the fund since 1999

-  Joined the Manager in 1998


- Portfolio manager of valuation sensitive growth portfolios for Alliance Capital, 1984-1998

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.


The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers and non-dollar securities, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The fund may invest in emerging markets, but not as a principal investment strategy.


The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.


SMALL CAPITALIZATION COMPANIES

The fund will invest in securities of small capitalization companies as part of its principal investment strategy. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the Standard & Poor's 500 Composite Stock Price Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


OTHER INVESTMENT COMPANIES

The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. The fund may only invest in other investment companies in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission). Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders.


TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER


HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. HL Advisors had over $53.1 billion in assets under management, as of December 31, 2003. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Hartford HLS Series Fund II, Inc. has received an exemptive order from the Securities and Exchange Commission ("SEC") under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

THE INVESTMENT SUB-ADVISER


Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, the sub-adviser of the fund, has entered into an agreement with Perkins, Wolf, McDonnell and Company, LLC (the "Manager"), 310 South Michigan Avenue, Suite 2600, Chicago, Illinois 60604, under which Janus will pay the Manager a fee to provide the day-to-day investment management for the fund. As of December 31, 2003, Janus had investment management authority over approximately $151.5 billion in assets.


MANAGEMENT FEE

The fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. This fee is based on a stated percentage of the fund's average daily net asset value as follows:


              AVERAGE DAILY NET ASSETS                       ANNUAL RATE

              First $50,000,000                                 0.900%
              Amount over $50 Million                           0.850%


For the year ended December 31, 2003, the fund paid a management fee to HL Advisors. This fee, expressed as a percentage of net assets, was ____%.

FURTHER INFORMATION ON THE FUND

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Fortis Benefits and First Fortis (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation:
(a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund;
(c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE


The net asset value per share is determined for the fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors, from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.


RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Because excessive account transactions can disrupt the management of the fund, negatively affect the fund's performance and increase transaction costs for all shareholders, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners or by qualified retirement plan participants or other investors.

The fund is available for use with many different variable insurance policies, variable annuity products and funding agreements, and it is offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of the older variable annuity contracts, Hartford currently only has the ability to restrict transfers into certain funds and to limit the total amount transferred to certain funds.


FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.




VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal period ended December 31, 2003 has been derived from the financial statements audited by ______________________, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. (Information presented relates to a share of capital stock outstanding throughout the indicated period).


HARTFORD SMALLCAP VALUE HLS FUND


                                                                 CLASS IB-- PERIOD ENDED:
                                                                   7/1/03 - 12/31/03(a)
                                                                 ------------------------
   PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period
   Net investment income (loss)
   Net realized and unrealized gain (loss) on investments
   Total from investment operations
   Less distributions:
    Dividends from net investment income
    Distributions from net realized gain on investments
    Distributions from capital
   Total distributions
   Net increase (decrease) in net asset value
   Net asset value, end of period
   TOTAL RETURN
   RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)
   Ratio of expenses to average net assets
   Ratio of net investment income (loss) to average net assets
   Portfolio turnover rate(d)



(a)    Class IB shares were first offered on July 1, 2003.

(b)    Not annualized.

(c)    Annualized.

(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

         PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES
                         GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust.  We are committed to the responsible:
a)   management;
b)   use; and
c)   protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)   service your TRANSACTIONS with us; and
b)   support our business functions.

We may obtain PERSONAL INFORMATION from:
a)   YOU;
b)   your TRANSACTIONS with us; and
c)   third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
 as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)   your proper written authorization; or
b)   as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)   asking about;
b)   applying for; or
c)   obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about the fund is contained in the financial statements and portfolio holdings of the fund's annual and semi-annual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal period, as well as the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.


A current SAI and financial statements from the annual report for the fiscal period ended December 31, 2003 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford SmallCap Value HLS Fund
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:


www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:


(on the EDGAR Database on the SEC's internet site) www.sec.gov


E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford HLS Series Fund II, Inc.          811-04615

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                           HARTFORD ADVISERS HLS FUND
                             HARTFORD BOND HLS FUND
                     HARTFORD CAPITAL APPRECIATION HLS FUND

                      HARTFORD DISCIPLINED EQUITY HLS FUND
                 (formerly Hartford Growth and Income HLS Fund)

                      HARTFORD DIVIDEND AND GROWTH HLS FUND
                         HARTFORD EQUITY INCOME HLS FUND
                             HARTFORD FOCUS HLS FUND
                        HARTFORD GLOBAL ADVISERS HLS FUND
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
                            HARTFORD GROWTH HLS FUND
                          HARTFORD HIGH YIELD HLS FUND
                             HARTFORD INDEX HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                            HARTFORD MIDCAP HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                         HARTFORD MONEY MARKET HLS FUND
                      HARTFORD MORTGAGE SECURITIES HLS FUND
                         HARTFORD SMALL COMPANY HLS FUND
                             HARTFORD STOCK HLS FUND
                             HARTFORD VALUE HLS FUND

                        HARTFORD HLS SERIES FUND II, INC.
                                   INCLUDING:
                     HARTFORD GROWTH OPPORTUNITIES HLS FUND
                        HARTFORD SMALLCAP GROWTH HLS FUND
                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                      HARTFORD VALUE OPPORTUNITIES HLS FUND

                          CLASS IA and CLASS IB SHARES


     This combined Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund in question. The Funds' audited financial statements as of December 31, 2003 appearing in the Annual Reports to Shareholders of each of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., as applicable, are incorporated herein by reference. A free copy of each Annual Report and each prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectuses: May 1, 2004
Date of Statement of Additional Information: May 1, 2004

TABLE OF CONTENTS                                                       PAGE
GENERAL INFORMATION                                                        1
INVESTMENT OBJECTIVES AND POLICIES                                         2
HLS FUND MANAGEMENT                                                       19
INVESTMENT MANAGEMENT ARRANGEMENTS                                        31
PORTFOLIO TRANSACTIONS AND BROKERAGE                                      40
HLS FUND EXPENSES                                                         44
HLS FUND ADMINISTRATION                                                   44
DISTRIBUTION ARRANGEMENTS                                                 45
PURCHASE AND REDEMPTION OF SHARES                                         47
SUSPENSION OF REDEMPTIONS                                                 47
DETERMINATION OF NET ASSET VALUE                                          47
OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS                             48
INVESTMENT PERFORMANCE                                                    51
TAXES                                                                     60
CUSTODIAN                                                                 63
TRANSFER AGENT                                                            63
DISTRIBUTOR                                                               63
INDEPENDENT AUDITORS                                                      63
OTHER INFORMATION                                                         64
PROXY VOTING POLICIES AND PROCEDURES                                      64
FINANCIAL STATEMENTS                                                      65

APPENDIX                                                                 A-1

                               GENERAL INFORMATION


     This SAI relates to thirty mutual funds (each an "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies and for certain qualified retirement plans. Each HLS Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to each HLS Fund. HL Advisors and Hartford Life are indirect wholly-owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. In addition, Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management"), an affiliate of HL Advisors, are subadvisers to certain of the HLS Funds and provide the day-to-day investment management of the HLS Funds. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly-owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.


     Each HLS Fund, except Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund, is an investment portfolio (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each of Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund was originally organized as a separate Maryland corporation registered with the SEC as an open-end management investment company. On August 28, 2002 each of these funds reorganized as an investment portfolio (series) of Hartford Series Fund, Inc. Prior to their reorganizations, these Funds were named, respectively, as follows: Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Global Advisers HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Small Company HLS Fund, Inc. and Hartford Stock HLS Fund, Inc. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

     Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund are investment portfolios (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (together with Hartford Series Fund, Inc., the "Companies" and each, a "Company") registered with the SEC as an open-end management investment company. Hartford HLS Series Fund II, Inc. was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002 Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Funds were named, respectively, as follows:
Fortis Growth Stock Series (now Hartford Growth Opportunities HLS Fund), Fortis Aggressive Growth Series (now Hartford SmallCap Growth HLS Fund), Fortis U.S. Government Securities Series (now Hartford U.S. Government Securities HLS Fund) and Fortis Value Series (now Hartford Value Opportunities HLS Fund). Hartford HLS Series Fund II, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.


     Each HLS Fund is a diversified fund, other than the Focus HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund, which are non-diversified funds.

     The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes. A reference to the "board of directors" shall refer to the board of directors of the corporation in question (or, as the case may be, to the board of directors of the corporation of which the fund in question is a series).

     In this SAI the HLS Funds that are series of Hartford HLS Series Fund II, Inc. are sometimes collectively referred to as the "New Hartford HLS Funds." Each of the other HLS Funds are sometimes collectively referred to as the "Hartford HLS Funds."

     The year of each HLS Fund's organization is as follows:


                 Advisers HLS Fund*                                1983
                 Bond HLS Fund*                                    1977
                 Capital Appreciation HLS Fund*                    1983
                 Disciplined Equity HLS Fund                       1998
                 Dividend and Growth HLS Fund*                     1994
                 Equity Income HLS Fund                            2003
                 Focus HLS Fund                                    2000
                 Global Advisers HLS Fund*                         1995
                 Global Communications HLS Fund                    2000
                 Global Financial Services HLS Fund                2000
                 Global Health HLS Fund                            2000
                 Global Leaders HLS Fund                           1998
                 Global Technology HLS Fund                        2000
                 Growth HLS Fund                                   2002
                 Growth Opportunities HLS Fund**                   1987
                 High Yield HLS Fund                               1998
                 Index HLS Fund*                                   1987
                 International Capital Appreciation HLS Fund       2001
                 International Opportunities HLS Fund*             1990
                 International Small Company HLS Fund              2001
                 MidCap HLS Fund*                                  1997
                 MidCap Value HLS Fund                             2001
                 Money Market HLS Fund*                            1980
                 Mortgage Securities HLS Fund*                     1985
                 Small Company HLS Fund*                           1996
                 SmallCap Growth HLS Fund**                        1994
                 Stock HLS Fund*                                   1977
                 U.S. Government Securities HLS Fund**             1987
                 Value HLS Fund                                    2001
                 Value Opportunities HLS Fund**                    1996


* Prior to their reorganization as a series of a Maryland corporation on August 28, 2002, these funds were each organized as a separate Maryland corporation, as stated above.

** Prior to their reorganization as a series of a Maryland corporation on April 30, 2002, these funds were each organized as a series of a Minnesota corporation, as stated above.

                       INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.   FUNDAMENTAL RESTRICTIONS OF THE HLS FUNDS

     Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of an HLS Fund (or a class of the outstanding shares of an HLS Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the HLS Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund (or of the class).


     Each HLS Fund, other than the Focus HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund, has elected to be classified as a diversified series of an open-end management investment company. The Focus HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

     A non-diversified fund, such as the Focus HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.


     The investment objectives and principal investment strategies of each HLS Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each HLS Fund followed by certain non-fundamental restrictions and policies applicable to each HLS Fund.

     1. Each HLS Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     2. Each HLS Fund (except Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund) will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. Global Communications HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media.

     4. Global Financial Services HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance.

     5. Global Health HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products, and health services.

     6. Global Technology HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, commercial services and supplies, electronics, and communication equipment.

     7. Each HLS Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     8. Each HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     9. Each HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     10. Each HLS Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

     The investment objective of each HLS Fund is non-fundamental and may be changed without a shareholder vote.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HLS FUNDS

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

Each HLS Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that an HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by an HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of the HLS Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the HLS Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

     4.   Sell securities short except for short sales against the box.


     5. Invest more than 20% of the value of its total assets (35% for Capital Appreciation HLS Fund) in the securities of foreign issuers (30% for High Yield HLS Fund and Bond HLS Fund) and non-dollar securities (10% for High Yield HLS Fund and Bond HLS Fund). This policy does not apply to the Money Market HLS Fund or to Funds with the words GLOBAL or INTERNATIONAL in their name.


     6. Except for Money Market HLS Fund, invest more than 15% of the HLS Fund's net assets in illiquid securities (10% for Money Market HLS Fund).

     7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the HLS Fund's total assets.

     SmallCap Growth HLS Fund, Growth Opportunities HLS Fund, and Value Opportunities HLS Fund may not enter into any options, futures or forward contract transactions if immediately thereafter (a) the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the HLS Fund would exceed 5% of the value of the total assets of the HLS Fund or (b) the HLS Fund's assets covering, subject to, or committed to all options, futures, and forward contracts would exceed 20% of the value of the total assets of the HLS Fund. (This restriction does not apply to securities purchases on a when-issued, delayed delivery or forward commitment basis.)

C.   NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HLS FUNDS

     Each HLS Fund must:

     1. Maintain its assets so that, at the close of each quarter of its taxable year,

           (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and

           (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

     These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the applicable board of directors to the extent appropriate in light of changes to applicable tax law requirements.

     2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

           (a) no more than 55% of the value of the assets in the HLS Fund is represented by any one investment,

           (b) no more than 70% of the value of the assets in the HLS Fund is represented by any two investments,

           (c) no more than 80% of the value of the assets in the HLS Fund is represented by any three investments, and

           (d) no more than 90% of the value of the total assets of the HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

     The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Funds' prospectuses. A further description of certain investment strategies used by various HLS Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

     Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the HLS Funds may engage or a financial instrument which the HLS Funds may purchase are meant to describe the spectrum of investments that an HLS Fund's subadviser, in its discretion, might, but is not required to, use in managing the HLS Fund's portfolio assets in accordance with the HLS Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more HLS Funds, but not necessarily for all HLS Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.


     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market HLS Fund, which may hold cash and invest in money market instruments at any time, all other HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Hartford Investment Management or Wellington Management, subject to the overall supervision of HL Advisors. The HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.


     Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.


     Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's board of directors has delegated to Hartford Investment Management and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

     Hartford Investment Management or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, an HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If an HLS Fund has not perfected a security interest in the security, the HLS Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the HLS Fund could lose some or all of the principal and interest involved in the transaction.


     REVERSE REPURCHASE AGREEMENTS Each HLS Fund, except the Index HLS Fund, may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value.

     INFLATION-PROTECTED DEBT SECURITIES Each HLS Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The HLS Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

     The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.


     INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by Hartford Investment Management or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Hartford Investment Management or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Hartford Investment Management or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that an HLS Fund invests in higher-grade securities, the HLS Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

     HIGH YIELD-HIGH RISK SECURITIES The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (E.G., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by Hartford Investment Management. International Small Company HLS Fund is permitted to invest up to 15% of its total assets in fixed income securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, Inc. or of comparable quality if not rated. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of its total assets will be invested in securities rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by Hartford Investment Management. Each of the other HLS Funds, except the Index HLS Fund, Money Market HLS Fund and U.S. Government Securities HLS Fund, is permitted to invest up to 5%, and the Global Advisers HLS Fund is permitted to invest up to 15%, of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated.

     Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+," "BB" and "BB-." If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Hartford Investment Management or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.


     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of an HLS Fund's shares.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an

HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which an HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

     CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

     ASSET-BACKED SECURITIES Each HLS Fund, except the Index HLS Fund, may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


     MUNICIPAL SECURITIES Money Market HLS Fund may invest in municipal securities. Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation, but may include securities which pay interest income subject to the alternative minimum tax. Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

     The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors. (See Appendix.)

     The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

     For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund's total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

     INVERSE FLOATERS The Global Advisers HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. These HLS Funds could lose money and their net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

     EQUITY SECURITIES Each HLS Fund, except the Bond HLS Fund and High Yield HLS Fund as described below, and except the Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

     The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on an HLS Fund's performance depends on a variety of factors, including the number of IPOs the HLS Fund invests in relative to the size of the HLS Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As an HLS Fund's asset base increases, IPOs often have a diminished effect on such HLS Fund's performance.

     SMALL CAPITALIZATION SECURITIES Each HLS Fund, except the Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.


     Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Hartford

Investment Management or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

     HLS Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, debt or equity-linked notes and similar linked securities (E.G., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. An HLS Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

     The Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Focus HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund may invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Capital Appreciation HLS Fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities. The Global Advisers HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest all of their assets in the securities of foreign issuers and non-dollar securities. Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

     The Money Market HLS Fund may invest up to 100% of its total assets (provided such assets are U.S. dollar denominated) and the Bond HLS Fund and High Yield HLS Fund are permitted to invest up to 30% of their total assets in the securities of foreign issuers. Each of the Bond HLS Fund and High Yield HLS Fund may also invest up to 10% of their total assets in non-dollar securities.

     Under normal market conditions, the International Opportunities Fund invests in at least three countries other than the United States; however there are no limits on the amount of the fund's assets that may be invested in each country. The Global Leaders HLS Fund invests in at least five countries, one of which may be the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, these HLS Funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation HLS Fund invests in at least five countries; the International Small Company HLS Fund invests in at least ten; Global Advisers HLS Fund invests in at least three countries, one of which may be the United States; however, these HLS Funds have no limit on the amount of assets that must be invested in each country.


     Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the

U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign government debt securities exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, certain of the HLS Funds may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS Each HLS Fund, except the Index HLS Fund, Money Market HLS Fund and Mortgage Securities HLS Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements" below.


     The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that Hartford Investment Management or Wellington Management deems to be creditworthy.


     The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each HLS Fund, except the Money Market HLS Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase. For example, if an HLS Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if an HLS Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

     The HLS Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. The HLS Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The HLS Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     An HLS Fund may only write covered options. See "Asset Coverage" below.

     A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     Each HLS Fund (except the Money Market HLS Fund) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

     An HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

     An HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. An HLS Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

     The HLS Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with an HLS Fund's investment objectives and policies.

     The HLS Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. An HLS Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.


     Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Hartford Investment Management or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets;
(2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, an HLS Fund may have been in a better position had it not used such a strategy.

     SWAP AGREEMENTS Each HLS Fund, except the Index HLS Fund and Money Market HLS Fund, may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Each HLS Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows an HLS Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

     Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.


     The HLS Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will designate the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Hartford Investment Management or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Hartford Investment Management or Wellington Management, as applicable, believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on Hartford Investment Management's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates.

Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if Hartford Investment Management's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.


     ASSET SWAPS The Advisers HLS Fund, Global Advisers HLS Fund and Mortgage Securities HLS Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the HLS Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk, as described under "Swap Agreements," is the primary risk of asset swaps.


     ILLIQUID INVESTMENTS Each HLS Fund is permitted to invest in illiquid securities or other illiquid investments. An HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an HLS Fund's net asset value. An HLS Fund may not be able to sell illiquid securities or other investments when Hartford Investment Management or Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on an HLS Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Each HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the respective Company's board of directors.


     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.


     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if Hartford Investment Management or Wellington Management deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

     DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, Advisers HLS Fund, Bond HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may enter into "dollar rolls" in which an HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of Hartford Investment Management or Wellington Management, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an HLS Fund while remaining substantially fully invested increases the amount of the HLS Fund's assets that are subject to market risk to an amount that is greater than the HLS Fund's net asset value, which could result in increased volatility of the price of the HLS Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an HLS Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before an HLS Fund is able to purchase them, or an HLS Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, an HLS Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.


     REITs Each HLS Fund, except U.S. Government Securities HLS Fund, may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, an HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the HLS Fund.

     Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

     LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", each of the HLS Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by each Companies' Board, the HLS Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective HLS Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by an HLS Fund is not more than 33.33% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

     ASSET COVERAGE To the extent required by SEC guidelines, an HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the HLS Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the HLS Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

     BORROWING Each HLS Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of an HLS Fund and will not be available for investment.


     PORTFOLIO TURNOVER The portfolio turnover rates for _______________________ HLS Fund and _____________________________ HLS Fund were significantly higher in fiscal year 2003 than in fiscal year 2002 primarily because of
________________________________________________________.


                               HLS FUND MANAGEMENT

     Each Company has a board of directors who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Companies. The first table relates to those directors who are deemed not to be "interested persons" of the Companies, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Companies' "interested" directors and the Companies' officers.

NON-INTERESTED DIRECTORS


                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                  POSITION                                                          IN FUND
                                    HELD            TERM OF                                        COMPLEX             OTHER
                                    WITH          OFFICE* AND            PRINCIPAL                 OVERSEEN        DIRECTORSHIPS
         NAME, AGE AND              EACH           LENGTH OF        OCCUPATION(S) DURING              BY              HELD BY
            ADDRESS                COMPANY        TIME SERVED           PAST 5 YEARS               DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
LYNN S. BIRDSONG                Director         Since 2003      From 1979 to 2002,                   72        N/A
(age 57)                                                         Mr. Birdsong was a managing
c/o Hartford HLS Funds                                           director of Zurich Scudder
P.O. Box 2999                                                    Investments, an investment
Hartford, CT 06104-2999                                          management firm. In 2003,
                                                                 Mr. Birdsong became an
                                                                 independent director of the
                                                                 Atlantic Whitehall Funds and
                                                                 The Japan Fund; during his
                                                                 employment with Scudder, he
                                                                 was an interested director of
                                                                 The Japan Fund. Since 1981,
                                                                 Mr. Birdsong has been a
                                                                 partner in Birdsong Company,
                                                                 an advertising specialty
                                                                 firm. He is also a Director of
                                                                 The Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II, Inc.
                                                                 and The Hartford Income Shares
                                                                 Fund, Inc.

NON-INTERESTED DIRECTORS


                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                  POSITION                                                          IN FUND
                                    HELD            TERM OF                                        COMPLEX             OTHER
                                    WITH          OFFICE* AND            PRINCIPAL                 OVERSEEN        DIRECTORSHIPS
         NAME, AGE AND              EACH           LENGTH OF        OCCUPATION(S) DURING              BY              HELD BY
            ADDRESS                COMPANY        TIME SERVED           PAST 5 YEARS               DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN          Director         Since 1995(1)   Ms. Coleman has served as            72        N/A
(age 71)                                         Since 2002(2)   President of Saint Joseph
c/o Hartford HLS Funds                                           College since 1991 and
P.O. Box 2999                                                    President of Cashel House,
Hartford, CT 06104-2999                                          Ltd. (retail) since 1985.
                                                                 She is also a Director of
                                                                 The Hartford Mutual Funds,
                                                                 Inc., The Hartford Mutual
                                                                 Funds II, Inc. and The Hartford
                                                                 Income Shares Fund, Inc.


DR. ROBERT M. GAVIN             Director         Since 2002(1)   Dr. Gavin is an educational          72        Dr. Gavin is a
(age 63)                                         Since 1986(2)   consultant. Prior to                           Director of Systems
c/o Hartford HLS Funds                                           September 1, 2001, he was                      & Computer
P.O. Box 2999                                                    President of Cranbrook                         Technology
Hartford, CT  06104-2999                                         Education Community; and                       Corporation.
                                                                 prior to July 1996, he was
                                                                 President of Macalester
                                                                 College, St. Paul, Minnesota.
                                                                 He is also a Director of
                                                                 The Hartford Mutual Funds,
                                                                 Inc., The Hartford Mutual
                                                                 Funds II, Inc. and The Hartford
                                                                 Income Shares Fund, Inc.


NON-INTERESTED DIRECTORS


                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                  POSITION                                                          IN FUND
                                    HELD            TERM OF                                        COMPLEX             OTHER
                                    WITH          OFFICE* AND            PRINCIPAL                 OVERSEEN        DIRECTORSHIPS
         NAME, AGE AND              EACH           LENGTH OF        OCCUPATION(S) DURING              BY              HELD BY
            ADDRESS                COMPANY        TIME SERVED           PAST 5 YEARS               DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                   Director         Since 2001(1)   Mr. Hill is Partner Emeritus         72        N/A
(age 58)                                         Since 2002(2)   and a founding partner of TSG
c/o Hartford HLS Funds                                           Capital Group, a private
P.O. Box 2999                                                    equity investment firm that
Hartford, CT  06104-2999                                         serves as sponsor and lead
                                                                 investor in leveraged buyouts
                                                                 of middle market companies.
                                                                 Mr. Hill is also a Partner of
                                                                 TSG Ventures L.P., a private
                                                                 equity investment company
                                                                 that invests primarily in
                                                                 minority-owned small businesses.
                                                                 He is also a Director of
                                                                 The Hartford Mutual Funds,
                                                                 Inc., The Hartford Mutual
                                                                 Funds II, Inc. and The Hartford
                                                                 Income Shares Fund, Inc.

PHILLIP O. PETERSON             Director         Since 2002(1)   Mr. Peterson is a mutual fund        72        N/A
(age 59)                                         Since 2000(2)   industry consultant. He was a
c/o Hartford HLS Funds                                           partner of KPMG LLP until
P.O. Box 2999                                                    July 1999. In January 2004,
Hartford, CT  06104-2999                                         Mr. Peterson was appointed
                                                                 independent president of the
                                                                 Strong Mutual Funds. He is also
                                                                 a Director of The Hartford Mutual
                                                                 Funds, Inc., The Hartford Mutual
                                                                 Funds II, Inc. and The Hartford
                                                                 Income Shares Fund, Inc.

MILLARD HANDLEY PRYOR, JR.      Director         Since 1977(1)   Mr. Pryor has served as              72        Mr. Pryor is a
(age 70)                                         Since 2002(2)   Managing Director of Pryor &                   Director of Infodata
c/o Hartford HLS Funds                                           Clark Company (real estate                     Systems, Inc.
P.O. Box 2999                                                    investment), Hartford,                         (software company),
Hartford, CT  06104-2999                                         Connecticut, since June 1992.                  CompuDyne
                                                                 He is also a Director of                       Corporation
                                                                 The Hartford Mutual Funds,                     (security products
                                                                 Inc., The Hartford Mutual                      and services) and
                                                                 Funds II, Inc. and The Hartford                August Financial
                                                                 Income Shares Fund, Inc.                       Holding Company
                                                                                                                (advisory
                                                                                                                services).



* Term of Office: Each director may serve until his or her successor is elected and qualifies.


(1) For Hartford Series Fund, Inc. Ms. Coleman and Mr. Pryor each served as a director, since 1995 and 1977, respectively, of certain Maryland corporations (each of which was registered with the SEC as an open-end management investment company) that were reorganized as investment portfolios (series) of Hartford Series Fund, Inc. on August 28, 2002.


(2) For Hartford HLS Series Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                     EACH            TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**          Director and     Since 2002      Mr. Marra is President and          72         Mr. Marra is a
(age 45)                        Chairman of                      Chief Operating Officer of                     member of the Board
c/o Hartford HLS Funds          the Board                        Hartford Life, Inc. He is                      of Directors of The
P.O. Box 2999                                                    also a member of the Board of                  Hartford.
Hartford, CT  06104-2999                                         Directors and a member of the
                                                                 Office of the Chairman for
                                                                 The Hartford Financial
                                                                 Services Group, Inc.
                                                                 ("The Hartford"), the
                                                                 parent company of Hartford
                                                                 Life. Mr. Marra was named
                                                                 President of Hartford Life in
                                                                 2001 and COO in 2000, and
                                                                 served as Director of
                                                                 Hartford Life's Investment
                                                                 Products Division from 1998
                                                                 to 2000. He was head of
                                                                 Hartford Life's Individual
                                                                 Life and Annuities Division
                                                                 from 1994 to 1998 after being
                                                                 promoted to Senior Vice
                                                                 President in 1994 and to
                                                                 Executive Vice President in
                                                                 1996. Mr. Marra is also a
                                                                 Managing Member and President
                                                                 of Hartford Investment
                                                                 Financial Services, LLC
                                                                 ("HIFSCO") and HL Investment
                                                                 Advisors, LLC ("HL Advisors").
                                                                 He is also a Director and
                                                                 Chairman of the Board of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford Income
                                                                 Shares Fund, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                     EACH            TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**          Director         Since 1996(1)   Mr. Smith served as Vice             72        N/A
(age 64)                                         Since 2002(2)   Chairman of The Hartford
c/o Hartford HLS Funds                                           from February 1997 to
P.O. Box 2999                                                    January 2002, as President
Hartford, CT  06104-2999                                         and Chief Executive Officer
                                                                 of Hartford Life, Inc. from
                                                                 February 1997 to January
                                                                 2002, and as President and
                                                                 Chief Operating Officer of
                                                                 The Hartford Life Insurance
                                                                 Companies from January 1989
                                                                 to January 2002. Mr. Smith
                                                                 is also a Director of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford Income
                                                                 Shares Fund, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                    EACH             TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**         President        Since 1999(1)   Mr. Znamierowski currently           53        N/A
(age 43)                        and              Since 2001(2)   serves as President of
c/o Hartford HLS Funds          Director(+)                      Hartford Investment
P.O. Box 2999                                                    Management Company ("Hartford
Hartford, CT  06104-2999                                         Investment Management"),
                                                                 Senior Vice President for
                                                                 Hartford Life, Inc., and Senior
                                                                 Vice President and Chief
                                                                 Investment Officer for
                                                                 Hartford Life Insurance
                                                                 Company. Mr. Znamierowski is
                                                                 also a Managing Member and
                                                                 Senior Vice President of
                                                                 HIFSCO and HL Advisors.
                                                                 Mr. Znamierowski is Group
                                                                 Senior Vice President and
                                                                 Chief Investment Officer for
                                                                 The Hartford. In addition,
                                                                 he serves as President and
                                                                 Director of The Hartford
                                                                 Mutual Funds, Inc. and as
                                                                 President of The Hartford
                                                                 Mutual Funds II, Inc. and
                                                                 The Hartford Incomes Shares
                                                                 Fund, Inc.



----------
(+) Mr. Znamierowski is President and Director of Hartford Series Fund, Inc; President but not a Director of Hartford HLS Series Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                     EACH            TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE                Vice             Since 2000(1)   Mr. Joyce currently serves as        N/A       N/A
(age 44)                        President        Since 2001(2)   Senior Vice President and
c/o Hartford HLS Funds                                           Director of the Institutional
P.O. Box 2999                                                    Products Group for Hartford
Hartford, CT  06104-2999                                         Life Insurance Company.
                                                                 Mr. Joyce is also Senior Vice
                                                                 President of HL Advisors and
                                                                 Vice President of The Hartford
                                                                 Mutual Funds, Inc., The
                                                                 Hartford Mutual Funds II, Inc.
                                                                 and The Hartford Income Shares
                                                                 Fund, Inc. Previously, he
                                                                 served as Vice President
                                                                 (1997-1999) and Assistant
                                                                 Vice President (1994-1997)
                                                                 of Hartford Life Insurance
                                                                 Company.

DAVID N. LEVENSON               Vice             Since 2000(1)   Mr. Levenson serves as Senior        N/A       N/A
(age 37)                        President        Since 2001(2)   Vice President of Hartford
c/o Hartford HLS Funds                                           Life Insurance Company's
P.O. Box 2999                                                    Retail Product Management
Hartford, CT  06104-2999                                         Group and is responsible for
                                                                 all retail product management
                                                                 and profitability. Mr. Levenson
                                                                 is also a Senior Vice President
                                                                 of HIFSCO. In addition, he
                                                                 serves as Vice President of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford Income
                                                                 Shares Fund, Inc. Mr. Levenson
                                                                 joined The Hartford in 1995.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                     EACH            TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS                 Vice             Since 2000(1)   Mr. Walters serves as                N/A       N/A
(age 41)                        President        Since 2001(2)   Executive Vice President and
c/o Hartford HLS Funds                                           Director of the Investment
P.O. Box 2999                                                    Products Division of Hartford
Hartford, CT  06104-2999                                         Life Insurance Company.
                                                                 Mr. Walters is also a
                                                                 Managing Member and Executive
                                                                 Vice President of HIFSCO and
                                                                 HL Advisors. In addition, he
                                                                 is Vice President of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford Income
                                                                 Shares Fund, Inc. Previously,
                                                                 Mr. Walters was with First
                                                                 Union Securities.

ROBERT W. BELTZ, JR.            Vice             Since 2002(1)   Mr. Beltz currently serves as        N/A       N/A
(age 54)                        President        Since 1993(2)   Vice President, Securities
500 Bielenberg Drive                                             Operations of Hartford
Woodbury, MN                                                     Administrative Services
55125                                                            Company ("HASCO"). Since
                                                                 December 2001, he has served
                                                                 as Assistant Vice President
                                                                 of Hartford Life Insurance
                                                                 Company. In addition, he
                                                                 is Vice President of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford Income
                                                                 Shares Fund, Inc.

KEVIN J. CARR                   Vice             Since 1996(1)   Mr. Carr has served as The           N/A       N/A
(age 49)                        President        Since 2001(2)   Hartford's Assistant General
c/o Hartford HLS Funds          and                              Counsel since 1999, Counsel
P.O. Box 2999                   Secretary                        since November 1996 and
Hartford, CT  06104-2999                                         Associate Counsel since
                                                                 November 1995. Mr. Carr is
                                                                 also Vice President and
                                                                 Assistant Secretary of HL
                                                                 Advisors and HIFSCO and
                                                                 Assistant Secretary of
                                                                 Hartford Investment
                                                                 Management. He is also Vice
                                                                 President and Secretary of
                                                                 The Hartford Mutual Funds,
                                                                 Inc., The Hartford Mutual
                                                                 Funds II, Inc. and The
                                                                 Hartford Income Shares
                                                                 Fund, Inc.


OFFICERS AND INTERESTED DIRECTORS

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                     EACH            TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.         Vice             Since 2002      Mr. Davison is a Managing            N/A       N/A
(age 46)                        President                        Director and Director of the
c/o Hartford HLS Funds                                           Funds Management Group of
P.O. Box 2999                                                    Hartford Investment
Hartford, CT  06104-2999                                         Management. Mr. Davison is
                                                                 also a Senior Vice President
                                                                 of HIFSCO and HL Advisors.
                                                                 In addition, he serves as
                                                                 Vice President of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford
                                                                 Income Shares Fund, Inc.

BRUCE FERRIS                    Vice             Since 2002      Mr. Ferris serves as Senior          N/A       N/A
(age 48)                        President                        Vice President and a Director
c/o Hartford HLS Funds                                           of Sales and Marketing in the
P.O. Box 2999                                                    Investment Products Division
Hartford, CT  06104-2999                                         of Hartford Life Insurance
                                                                 Company. He is also a
                                                                 Managing Member of HL Advisors.
                                                                 In addition, Mr. Ferris is
                                                                 Vice President of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford
                                                                 Income Shares Fund, Inc.

TAMARA L. FAGELY                Vice             Since 2002(1)   Ms. Fagely has been Vice             N/A       N/A
(age 45)                        President        Since 1993(2)   President of HASCO since
500 Bielenberg Drive                                             1998. Prior to 1998, she was
Woodbury, MN 55125                                               Second Vice President of
                                                                 HASCO. Since December 2001, she
                                                                 has served as Assistant Vice
                                                                 President of Hartford Life
                                                                 Insurance Company. In
                                                                 addition, she is Controller
                                                                 of HIFSCO and Vice President,
                                                                 Controller and Treasurer of
                                                                 The Hartford Mutual Funds,
                                                                 Inc., The Hartford Mutual
                                                                 Funds II, Inc. and The
                                                                 Hartford Income Shares Fund,
                                                                 Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                    TERM OF                                        IN FUND
                                   POSITION       OFFICE* AND                                       COMPLEX            OTHER
                                  HELD WITH         LENGTH OF              PRINCIPAL               OVERSEEN        DIRECTORSHIPS
                                     EACH            TIME                 OCCUPATION(S)               BY              HELD BY
 NAME, AGE AND ADDRESS             COMPANY          SERVED             DURING PAST 5 YEARS         DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
MARY JANE FORTIN                Vice             Since 2003      Ms. Fortin is Senior Vice           N/A       N/A
(age 39)                        President                        President and Director of
c/o Hartford HLS Funds                                           Mutual Funds and 529 Programs
P.O. Box 2999                                                    for Hartford Life. In addition,
Hartford, CT  06104-2999                                         she is Vice President of The
                                                                 Hartford Mutual Funds, Inc.,
                                                                 The Hartford Mutual Funds II,
                                                                 Inc. and The Hartford Income
                                                                 Shares Fund, Inc. Previously,
                                                                 Ms. Fortin served as Senior
                                                                 Vice President and Chief
                                                                 Accounting Officer of Hartford
                                                                 Life. She joined Hartford
                                                                 Life in 1997.

GEORGE RICHARD                  Vice             Since 1996(1)   Mr. Jay serves as Assistant           N/A       N/A
JAY                             President,       Since 2001(2)   Vice President of Hartford
(age 51)                        Controller                       Life Insurance Company's Equity
c/o Hartford HLS Funds          and                              Products Department. He is
P.O. Box 2999                   Treasurer                        also Controller of HL
Hartford, CT  06104-2999                                         Advisors and Vice President
                                                                 of The Hartford Mutual
                                                                 Funds, Inc., The Hartford
                                                                 Mutual Funds II, Inc. and
                                                                 The Hartford Income Shares
                                                                 Fund, Inc.



* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.


** "Interested person," as defined in the 1940 Act, of each Company because of the person's affiliation with, or equity ownership of, HL Advisors, Hartford Investment Management, or affiliated companies.


(1) For Hartford Series Fund, Inc. Mr. Smith served as a director, since 1996, of certain Maryland corporations (each of which was registered with the SEC as an open-end management investment company) that were reorganized as investment portfolios (series) of Hartford Series Fund, Inc. on August 28, 2002.

(2) For Hartford HLS Series Fund II, Inc.

     All directors and officers of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., except for David Znamierowski, are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being a director of Hartford Series Fund, Inc. and an officer of each Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex and an officer of three other registered investment companies in the fund complex.

STANDING COMMITTEES


     Each Board has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Companies. The Audit Committee (i) oversees the HLS Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the HLS Funds' financial statements and the independent audit thereof, and (iii) acts as a liaison between the HLS Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the applicable Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee of Hartford Series Fund, Inc. met ten times and two times, respectively, and the Audit Committee and Nominating Committee of Hartford HLS Series Fund II, Inc. met _____ times and _____ times, respectively, during the fiscal year ended December 31, 2003.

     The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2003 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies.


NON-INTERESTED DIRECTORS


                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN
                                                                                    BY DIRECTOR IN FAMILY OF
     NAME OF DIRECTOR          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND          INVESTMENT COMPANIES
Lynn S. Birdsong

Winifred Ellen Coleman

Dr. Robert M. Gavin

Duane E. Hill

Phillip O. Peterson

Millard Handley Pryor, Jr.



INTERESTED DIRECTORS



                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN
                                                                                    BY DIRECTOR IN FAMILY OF
     NAME OF DIRECTOR          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND          INVESTMENT COMPANIES
Thomas M. Marra

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN
                                                                                    BY DIRECTOR IN FAMILY OF
     NAME OF DIRECTOR          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND          INVESTMENT COMPANIES
Lowndes Andrew Smith

David Mark Znamierowski(1)



     COMPENSATION OF OFFICERS AND DIRECTORS Neither Company pays salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by each Company to the following directors for the fiscal year ended December 31, 2003 and certain other information.



                                     AGGREGATE           AGGREGATE           PENSION OR         ESTIMATED      TOTAL COMPENSATION
                                 COMPENSATION FROM   COMPENSATION FROM   RETIREMENT BENEFITS     ANNUAL        FROM THE HLS FUNDS
                                  HARTFORD SERIES   HARTFORD HLS SERIES  ACCRUED AS PART OF   BENEFITS UPON     AND FUND COMPLEX
 NAME OF PERSON, POSITION           FUND, INC.         FUND II, INC.     HLS FUND EXPENSES     RETIREMENT      PAID TO DIRECTORS*
----------------------------------------------------------------------------------------------------------------------------------
Lynn S. Birdsong, Director**

Winifred E. Coleman, Director

Dr. Robert M. Gavin, Director

Duane E. Hill, Director

Phillip O. Peterson, Director

Millard H. Pryor, Jr., Director

Lowndes A. Smith, Director

John K. Springer, Director***



     *As of December 31, 2003, five registered investment companies in the fund complex paid compensation to the directors.

     **Newly elected director of each Company on May 13, 2003.

     ***Retired from board of directors of each Company, effective May 14, 2003.

          [As of March 31, 2004, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each HLS Fund.]


----------
(1) Mr. Znamierowski is a director of Hartford Series Fund, Inc. but is not a director of Hartford HLS Series Fund II, Inc.

     Each Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     Each Company, on behalf of the relevant HLS Funds, has entered into an investment management agreement with HL Investment Advisors, LLC ("HL Advisors"). Each such agreement provides that HL Advisors, subject to the supervision and approval of the applicable Company's board of directors, is responsible for the management of the HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. The investment management agreements do not require HL Advisors to bear the costs of the HLS Funds' transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Administrative services provided by Hartford Life to the New Hartford HLS Funds are covered by the management fee paid by each New Hartford HLS Fund to HL Advisors under the applicable investment management agreement. Each Hartford HLS Fund pays a separate fee to Hartford Life for administrative services as discussed below under "HLS Fund Administration." Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, each HLS Fund pays for these services directly.


HL Advisors has entered into an investment services agreement with Hartford Investment Management for services related to the day-to-day investment and reinvestment of the assets of the Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U. S. Government Securities HLS Fund. With respect to the remaining HLS Funds, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.


     Hartford HLS Series Fund II, Inc. has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new subadvisers, with approval by the board of directors and without obtaining approval from those contract holders that participate in the applicable Fund. Within 90 days after hiring any new subadviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated subadviser unless contract holders approve such agreement.

     The specific conditions of the exemptive order are as follows:

1. Before New Hartford HLS Funds may rely on the exemptive order, the operation of New Hartford HLS Funds under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. New Hartford HLS Funds must disclose in their prospectuses the existence, substance and effect of the exemptive order. In addition, New Hartford HLS Funds must be held out to the public as employing the Manager of Managers structure. The prospectuses will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the contract holders participating in the relevant Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the "1934 Act"), except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of New Hartford HLS Funds will be directors who are not "interested persons," as that term is defined in Section 2(a)(19) of the 1940 Act, of the company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for a New Hartford Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the New Hartford Fund and the contract holders participating in that New Hartford Fund and does not involve a conflict of interest from which HL Advisors or the affiliated subadviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to New Hartford HLS Funds, including overall supervisory responsibility for the general management and investment of each New Hartford Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set each New Hartford Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of a New Hartford Fund's assets; (c) allocate and, when appropriate, reallocate a New Hartford Fund's assets among multiple subadvisers; (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the relevant New Hartford Fund's investment objective, policies and restrictions.

8. No director or officer of New Hartford HLS Funds or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. New Hartford HLS Funds will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the New Hartford Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-HLS Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

12. When a subadviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.

     As provided by the investment management agreements, the New Hartford HLS Funds each pay a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). The Hartford HLS Funds pay a monthly investment management fee to HL Advisors and an administration fee to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value as follows:


INVESTMENT MANAGEMENT FEES


INDEX HLS FUND


AVERAGE DAILY NET ASSETS               ANNUAL RATE
------------------------               -----------

All Assets                                 0.400%



MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

All Assets                              0.450%


BOND HLS FUND AND STOCK HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%



ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, HIGH YIELD HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND



AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------

First $250,000,000                      0.775%
Next $250,000,000                       0.725%
Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%


EQUITY INCOME HLS FUND, GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS
FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%


FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $250,000,000                      0.850%
Next $250,000,000                       0.800%
Amount Over $500,000,000                0.750%

U. S. GOVERNMENT SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.500%
Amount Over $50,000,000                 0.450%


GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $100,000,000                      0.700%
Amount Over $100 million                0.600%



     HL Advisors, not any HLS Fund, pays the sub-advisory fees of Wellington Management. HL Advisors pays Hartford Investment Management the direct and indirect costs incurred in managing the Hartford Investment Management-advised HLS Funds. The sub-advisory fee rates are as follows:



SUB-ADVISORY FEES

BOND HLS FUND, INDEX HLS FUND, HIGH YIELD HLS FUND, MONEY MARKET HLS FUND, MORTGAGE SECURITIES HLS FUND AND U.S. GOVERNMENT SECURITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

All Assets                             At Cost



ADVISERS HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND AND STOCK HLS FUND



AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.325%
Next $100,000,000                       0.250%
Next $350,000,000                       0.200%
Amount Over $500,000,000                0.150%


VALUE HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Next $500,000,000                       0.200%
Amount Over $ 1 Billion                 0.175%


EQUITY INCOME HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Amount Over $500,000,000                0.175%

FOCUS HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Amount Over $150,000,000                0.250%


CAPITAL APPRECIATION HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH HLS FUND, GROWTH OPPORTUNITIES HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND, MIDCAP VALUE HLS FUND, SMALL COMPANY HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.200%


INTERNATIONAL CAPITAL APPRECIATION HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.225%


GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND AND GLOBAL TECHNOLOGY HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $100,000,000                      0.450%
Next $400,000,000                       0.350%
Amount Over $500,000,000                0.300%


INTERNATIONAL SMALL COMPANY HLS FUND


AVERAGE DAILY NET ASSETS           ANNUAL RATE
------------------------           -----------

First $50,000,000                       0.400%
Next $100,000,000                       0.350%
Amount Over $150,000,000                0.275%

     For the last three fiscal years, each of the Hartford HLS Funds paid management fees to HL Advisors as follows:


HLS FUND NAME                                     2003             2002           2001
-------------                                     ----             ----           ----
Advisers HLS Fund                                             $  48,127,897   $  54,937,194
Bond HLS Fund                                                 $   5,577,510   $   3,846,892
Capital Appreciation HLS Fund                                 $  34,039,472   $  40,701,872
Disciplined Equity HLS Fund                                   $   2,811,819   $   2,361,947
Dividend and Growth HLS Fund                                  $  14,802,706   $  14,541,401
Equity Income HLS Fund                                                  N/A             N/A
Focus HLS Fund                                                $     316,578   $      96,456
Global Advisers HLS Fund                                      $   1,765,843   $   1,998,448
Global Communications HLS Fund                                $      54,652   $      56,091
Global Financial Services HLS Fund                            $     132,241   $      77,274
Global Health HLS Fund                                        $   1,533,465   $   1,133,055
Global Leaders HLS Fund                                       $   3,312,394   $   2,976,819
Global Technology HLS Fund                                    $     538,782   $     598,029
Growth HLS Fund                                               $      39,532              --
High Yield HLS Fund                                           $   1,156,807   $     695,691
Index HLS Fund                                                $   3,710,702   $   4,272,314
International Capital Appreciation HLS Fund                   $     162,568   $      30,698
International Opportunities HLS Fund                          $   4,368,850   $   5,600,024
International Small Company HLS Fund                          $     104,981   $      16,747
MidCap HLS Fund                                               $   8,126,061   $   8,623,046
MidCap Value HLS Fund                                         $   1,663,651   $     193,831
Money Market HLS Fund                                         $   5,696,280   $   4,213,058
Mortgage Securities HLS Fund                                  $   1,549,788   $     930,210
Small Company HLS Fund                                        $   3,727,021   $   4,137,136
Stock HLS Fund                                                $  16,888,032   $  21,947,309
Value HLS Fund                                                $     524,525   $      91,932


     The New Hartford HLS Funds paid the following advisory fees to their previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:


HLS FUND NAME                                    2003            2002             2001
-------------                                    ----            ----             ----
Growth Opportunities HLS Fund                                $   3,658,684   $   4,993,584
SmallCap Growth HLS Fund                                     $   1,406,512   $   1,740,870
U.S. Government Securities HLS Fund                          $   1,605,469   $     732,467
Value Opportunities HLS Fund                                 $     731,956   $     845,636


     For the last three fiscal years, HL Advisors paid the following sub-advisory fees to Wellington Management:


HLS FUND NAME                                        GROSS FEES     FEE WAIVER       NET PAID
-------------                                        ----------     ----------       --------
                                                                       2003
Advisers HLS Fund
Capital Appreciation HLS Fund
Disciplined Equity HLS Fund
Dividend and Growth HLS Fund
Equity Income HLS Fund

HLS FUND NAME                                        GROSS FEES     FEE WAIVER       NET PAID
-------------                                        ----------     ----------       --------
                                                                       2003
Focus HLS Fund
Global Advisers HLS Fund
Global Communications HLS Fund
Global Financial Services HLS Fund
Global Health HLS Fund
Global Leaders HLS Fund
Global Technology HLS Fund
Growth HLS Fund
Growth Opportunities HLS Fund
International Capital Appreciation HLS Fund
International Opportunities HLS Fund
International Small Company HLS Fund
MidCap HLS Fund
MidCap Value HLS Fund
Small Company HLS Fund
SmallCap Growth HLS Fund
Stock HLS Fund
Value HLS Fund
Value Opportunities HLS Fund



HLS FUND NAME                                   GROSS FEES     FEE WAIVER       NET PAID
-------------                                   ----------     ----------       --------
                                                                  2002
Advisers HLS Fund                             $  17,039,994              --   $  17,039,994
Capital Appreciation HLS Fund                 $  15,981,813              --   $  15,981,813
Disciplined Equity HLS Fund                   $   1,126,829              --   $   1,126,829
Dividend and Growth HLS Fund                  $   5,278,159              --   $   5,278,159
Focus HLS Fund                                $     193,552              --   $     193,552
Global Advisers HLS Fund                      $     906,356              --   $     906,356
Global Communications HLS Fund                $      37,836   $      37,836              --
Global Financial Services HLS Fund            $      91,551   $      91,551              --
Global Health HLS Fund                        $     927,129              --   $     927,129
Global Leaders HLS Fund                       $   1,611,799              --   $   1,611,799
Global Technology HLS Fund                    $     370,811              --   $     370,811
Growth HLS Fund                               $      25,301   $      25,301              --
Growth Opportunities HLS Fund                 $   1,557,819              --   $   1,557,819
International Capital Appreciation HLS Fund   $     100,042              --   $     100,042
International Opportunities HLS Fund          $   2,056,813              --   $   2,056,813
International Small Company HLS Fund          $      64,604              --   $      64,604
MidCap HLS Fund                               $   3,787,267              --   $   3,787,267
MidCap Value HLS Fund                         $     797,997              --   $     797,997
Small Company HLS Fund                        $   1,786,379              --   $   1,786,379
SmallCap Growth HLS Fund                      $     669,401              --   $     669,401
Stock HLS Fund                                $  10,232,819              --   $  10,232,819
Value HLS Fund                                $     268,291              --   $     268,291
Value Opportunities HLS Fund                  $     368,489              --   $     368,489

HLS FUND NAME                                   GROSS FEES     FEE WAIVER       NET PAID
-------------                                   ----------     ----------       --------
                                                                  2001
Advisers HLS Fund                             $  19,443,127              --   $  19,443,127
Capital Appreciation HLS Fund                 $  19,117,161              --   $  19,117,161
Disciplined Equity HLS Fund                   $     964,491              --   $     964,491
Dividend and Growth HLS Fund                  $   5,185,786              --   $   5,185,786
Focus HLS Fund                                $      44,740   $      23,296   $      21,444
Global Advisers HLS Fund                      $   1,016,939              --   $   1,016,939
Global Communications HLS Fund                $      42,682   $      42,682              --
Global Financial Services HLS Fund            $      46,609   $      46,609              --
Global Health HLS Fund                        $     728,802              --   $     728,802
Global Leaders HLS Fund                       $   1,469,381              --   $   1,469,381
Global Technology HLS Fund                    $     413,711              --   $     413,711
Growth HLS Fund                                          --              --              --
Growth Opportunities HLS Fund*                $     452,309              --   $     452,309
International Capital Appreciation HLS Fund   $      16,638   $       8,986   $       7,652
International Opportunities HLS Fund          $   2,602,760              --   $   2,602,760
International Small Company HLS Fund          $      10,152   $       7,001   $       3,151
MidCap HLS Fund                               $   4,021,243              --   $   4,021,243
MidCap Value HLS Fund                         $      97,055   $      23,481   $      73,574
Small Company HLS Fund                        $   1,958,460              --   $   1,958,460
SmallCap Growth HLS Fund*                     $     184,335              --   $     184,335
Stock HLS Fund                                $  13,268,109              --   $  13,268,109
Value HLS Fund                                $      46,851   $      22,186   $      24,665
Value Opportunities HLS Fund*                 $     104,114              --   $     104,114



*Reflects sub-advisory fees commencing April 2, 2001 when Wellington Management became the subadviser for the New Hartford HLS Funds.

     For the last three fiscal years, HL Advisors paid the following investment services fees to Hartford Investment Management:



HLS FUND NAME                             2003          2002         2001
-------------                             ----          ----         ----
Bond HLS Fund                                       $  1,114,052 $    900,601
High Yield HLS Fund                                 $    109,014 $     79,871
Index HLS Fund                                      $  1,005,329 $  1,410,181
Money Market HLS Fund                               $  1,234,625 $  1,112,497
Mortgage Securities HLS Fund                        $    335,904 $    245,558
U.S. Government Securities HLS Fund*                $    197,388 $     96,814



*Reflects investment services fees commencing April 2, 2001 when Hartford Investment Management became the subadviser for the New Hartford HLS Funds.

     Pursuant to the investment management agreement, investment sub-advisory and investment services agreements, neither HL Advisors, Hartford Investment Management nor Wellington Management is liable to the HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence (willful misfeasance, bad faith or negligence in the case of U.S. Government Securities HLS Fund) on the part of HL Advisers, Hartford Investment Management or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2003, HL Advisors had over $53.1 billion in assets under management.

Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2003, Hartford Investment Management had approximately $32.4 billion in assets under management.

     Wellington Management Company, LLP, whose business address is, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     At a meeting of the board of directors of each Company on August 5, 2003, the board of directors unanimously approved the renewal of the existing investment management agreements, investment sub-advisory agreements and investment services agreements with respect to the HLS Funds. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the HLS Funds by HL Advisors, Wellington Management and Hartford Investment Management, including the performance of each HLS Fund relative to an appropriate benchmark as well as compared to the HLS Fund's appropriate peer group. The board also reviewed the investment management fees paid to HL Advisors, and by HL Advisors to Wellington Management and Hartford Investment Management. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for the HLS Funds that gradually decrease as assets increase. The board considered the high quality of the services performed for each HLS Fund by HL Advisors, Wellington Management and Hartford Investment Management, including the extensive research capabilities and fundamental analysis performed. The board also considered the strong long term experience of HL Advisors, Wellington Management and Hartford Investment Management, the compliance structure and systems established by HL Advisors, Wellington Management and Hartford Investment Management, the financial viability of HL Advisors, Wellington Management and Hartford Investment Management and HL Advisors, Wellington Management or Hartford Investment Management's control over the investment expenses such as transaction costs.


     The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the HLS Funds. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the HLS Funds. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the HLS Funds which can increase revenue paid to HL Advisors and its affiliates. Finally, the board reviewed information regarding the costs of providing advisory services to the HLS Funds, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the HLS Funds and their shareholders for the board to renew the existing investment management agreement, investment sub-advisory agreement and investment services agreement with respect to each HLS fund, as applicable.

     In arriving at their decision to approve the renewal of each of the agreements, the board of directors of each Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

     The investment management agreements, investment sub-advisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreements may be terminated without penalty on 60 days' written notice to HL

Advisors by the board of directors of the applicable Company, by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund, or on 60 days' written notice by HL Advisors to the applicable Company or HLS Fund, as the case may be (except that 90 days' written notice by HL Advisors is required for Bond HLS Fund, Index HLS Fund, Money Market HLS Fund and Mortgage Securities HLS Fund).


     The investment sub-advisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the board of directors of the applicable Company, by vote of a majority of the outstanding voting securities of the respective HLS Fund, or by HL Advisors upon 60 days' written notice to Hartford Investment Management or Wellington Management, as the case may be (except that termination is effective on written notice by HL Advisors for Disciplined Equity HLS Fund, Focus HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, MidCap Value HLS Fund, SmallCap Growth HLS Fund, Value HLS Fund and Value Opportunities HLS Fund, and 90 days' written notice by HL Advisors is required for Bond HLS Fund, Index HLS Fund, Money Market HLS Fund and Mortgage Securities HLS Fund), and, with respect to each applicable HLS Fund, by Wellington Management or Hartford Investment Management upon 90 days' written notice to HL Advisors (except that 60 days' written notice by Hartford Investment Management is required for Bond HLS Fund, High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund). The investment sub-advisory agreements and investment services agreements also terminate automatically upon the termination of the corresponding investment management agreement.


     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.


     Each HLS Fund, HL Advisors, Hartford Investment Management and Wellington Management have each adopted a code of ethics designed to protect the interests of each HLS Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by an HLS Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by each Company's board of directors and HL Advisors, Hartford Investment Management and Wellington Management, as applicable, are primarily responsible for the investment decisions of each applicable HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Hartford Investment Management and Wellington Management generally seek reasonably competitive spreads or commissions, the HLS Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, Wellington Management may direct certain brokerage transactions to broker/dealers that pay for certain services used by the HLS Funds.

     Hartford Investment Management and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Hartford Investment Management and Wellington Management may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

     While Hartford Investment Management and Wellington Management seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, broker-dealers who provide investment research to Hartford Investment Management or Wellington Management may receive orders for transactions from Hartford Investment Management or Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to Wellington Management or Hartford Investment Management, or their affiliates, in advising various of their clients (including the HLS Funds), although not all of these services are necessarily useful and of value in managing the HLS Funds. The management fee paid by an HLS Fund is not reduced because Wellington Management or Hartford Investment Management, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with
Section 28(e) of the 1934 Act, Wellington Management and Hartford Investment Management may cause an HLS Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to Wellington Management or Hartford Investment Management an amount in respect of securities transactions for the HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

     Investment decisions for the HLS Funds are made independently from those of any other clients that are managed by Hartford Investment Management, Wellington Management or their affiliates. If, however, accounts managed by Hartford Investment Management or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by the applicable Company's board of directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in a manner determined by Hartford Investment Management or Wellington Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue). Likewise, if accounts managed by Hartford Investment Management or Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

     Accounts managed by Hartford Investment Management or Wellington Management (or their affiliates) may hold securities held by an HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by Hartford Investment Management or Wellington Management for one or more clients when one or more clients are selling the same security.


     For the last three fiscal years, the HLS Funds paid the following brokerage commissions:


HLS FUND NAME                                     2003             2002           2001
-------------                                     ----             ----           ----
Advisers HLS Fund                                             $   9,729,809   $   6,879,777
Bond HLS Fund                                                           N/A             N/A
Capital Appreciation HLS Fund                                 $  27,835,669   $  19,644,726
Disciplined Equity HLS Fund                                   $   1,421,717   $     715,943
Dividend and Growth HLS Fund                                  $   4,592,761   $   5,046,396
Equity Income HLS Fund                                                  N/A             N/A
Focus HLS Fund                                                $     337,225   $      91,087
Global Advisers HLS Fund                                      $   2,146,624   $   1,788,850
Global Communications HLS Fund                                $      49,159   $      21,691
Global Financial Services HLS Fund                            $      52,279   $      43,332
Global Health HLS Fund                                        $     489,029   $     327,059
Global Leaders HLS Fund                                       $   6,882,447   $   4,850,980
Global Technology HLS Fund                                    $     608,390   $     381,629
Growth HLS Fund                                               $      36,292              --

HLS FUND NAME                                     2003             2002           2001
-------------                                     ----             ----           ----
Growth Opportunities HLS Fund                                 $   4,059,631   $   3,482,376
High Yield HLS Fund                                                     N/A             N/A
Index HLS Fund                                                $     255,976   $     176,469
International Capital Appreciation HLS Fund                   $     261,011   $      42,120
International Opportunities HLS Fund                          $   4,994,642   $   5,977,315
International Small Company HLS Fund                          $      99,328   $      21,699
MidCap HLS Fund                                               $   5,288,937   $   4,561,333
MidCap Value HLS Fund                                         $     605,793   $     123,065
Money Market HLS Fund                                                   N/A             N/A
Mortgage Securities HLS Fund                                            N/A             N/A
Small Company HLS Fund                                        $   6,628,037   $   4,078,289
SmallCap Growth HLS Fund                                      $   1,131,371   $     616,817
Stock HLS Fund                                                $   8,808,500   $   6,784,363
U.S. Government Securities HLS Fund                                     N/A             N/A
Value HLS Fund                                                $     147,999   $      37,068
Value Opportunities HLS Fund                                  $     273,922   $     467,987


     In general, changes in the amount of brokerage commissions paid by an HLS Fund are due primarily to that HLS Fund's asset growth, cash flows and changes in portfolio turnover.


     The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2003.



                                                COMMISSIONS PAID TO    TOTAL AMOUNT OF TRANSACTION TO
                                              FIRMS FOR EXECUTION AND      FIRMS FOR EXECUTION AND
HLS FUND NAME                                   RESEARCH SERVICES           RESEARCH SERVICES
-------------                                 -----------------------  -------------------------------
Advisers HLS Fund
Capital Appreciation HLS Fund
Disciplined Equity HLS Fund
Dividend and Growth HLS Fund
Equity Income HLS Fund
Focus HLS Fund
Global Advisers HLS Fund
Global Communications HLS Fund
Global Financial Services HLS Fund
Global Health HLS Fund
Global Leaders HLS Fund
Global Technology HLS Fund
Growth HLS Fund
Growth Opportunities HLS Fund
International Capital Appreciation HLS Fund
International Opportunities HLS Fund
International Small Company HLS Fund
MidCap HLS Fund
MidCap Value HLS Fund
Small Company HLS Fund
SmallCap Growth HLS Fund
Stock HLS Fund
Value HLS Fund
Value Opportunities HLS Fund

     The following table identifies the HLS Funds' regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the HLS Funds have acquired during the fiscal year ended December 31, 2003 and the value of each HLS Fund's aggregate holdings of each such issuer as of December 31, 2003.



HLS FUND NAME                                 REGULAR BROKER OR DEALER      AGGREGATE VALUE
-------------                                 ------------------------      ---------------
Advisers HLS Fund

Capital Appreciation HLS Fund

Disciplined Equity HLS Fund

Dividend and Growth HLS Fund

Focus HLS Fund

Global Advisers HLS Fund

Global Financial Services HLS Fund

Global Leaders HLS Fund

Growth HLS Fund

Index HLS Fund

HLS FUND NAME                                      REGULAR BROKER OR DEALER             AGGREGATE VALUE
-------------                                      ------------------------             ---------------
International Capital Appreciation HLS Fund

International Opportunities HLS Fund

Mortgage Securities HLS Fund

Stock HLS Fund

Value HLS Fund

Value Opportunities HLS Fund

                                HLS FUND EXPENSES

     Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to HLS Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under an HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                             HLS FUND ADMINISTRATION

     An Administrative Services Agreement between each Hartford HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Hartford HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, although the Hartford HLS Funds pay for these services directly. As compensation for the services to be performed by Hartford Life, each Hartford HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of 0.20% of the average daily net assets of the Hartford HLS Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate. Hartford Life also provides administrative services to the New Hartford HLS Funds. The management fee paid by the New Hartford HLS Funds to HL Advisors covers, in addition to investment advisory services, certain administrative services, which are provided by Hartford Life.

     For the last three fiscal years, each HLS Fund, except for Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, paid the following administrative fees to Hartford Life:


HLS FUND NAME                                           2003                  2002           2001
-------------                                           ----                  ----           ----
Advisers HLS Fund                                                        $  22,236,656   $  25,442,165
Bond HLS Fund                                                            $   4,112,009   $   2,728,479
Capital Appreciation HLS Fund                                            $  15,606,810   $  18,743,192
Disciplined Equity HLS Fund                                              $   1,029,224   $     852,300
Dividend and Growth HLS Fund                                             $   6,554,215   $   6,432,382
Equity Income HLS Fund                                                             N/A             N/A
Focus HLS Fund                                                           $      97,408   $      29,679
Global Advisers HLS Fund                                                 $     625,082   $     713,825
Global Communications HLS Fund                                           $      16,816   $      17,259
Global Financial Services HLS Fund                                       $      40,689   $      23,777
Global Health HLS Fund                                                   $     472,644   $     348,632
Global Leaders HLS Fund                                                  $   1,236,797   $   1,096,318
Global Technology HLS Fund                                               $     165,779   $     184,009
Growth HLS Fund                                                          $      12,650              --
High Yield HLS Fund                                                      $     402,370   $     241,980
Index HLS Fund                                                           $   3,710,702   $   4,272,314
International Capital Appreciation HLS Fund                              $      50,021   $       9,445
International Opportunities HLS Fund                                     $   1,681,810   $   2,228,791
International Small Company HLS Fund                                     $      32,302   $       5,153
MidCap HLS Fund                                                          $   3,412,264   $   3,647,273
MidCap Value HLS Fund                                                    $     539,107   $      62,026
Money Market HLS Fund                                                    $   4,557,024   $   3,370,446
Mortgage Securities HLS Fund                                             $   1,239,830   $     743,950
Small Company HLS Fund                                                   $   1,411,376   $   1,584,492
Stock HLS Fund                                                           $  13,160,423   $  17,208,809
Value HLS Fund                                                           $     167,848   $      29,418


                            DISTRIBUTION ARRANGEMENTS

     Each HLS Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans. Certain HLS Fund's shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

     Each HLS Fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each HLS Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

     Pursuant to the Plans, each HLS Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

     Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each HLS Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares;

(c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HLS Fund investment objectives and policies and other information about the HLS Fund, including performance; (g) expenses of training sales personnel regarding the HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the HLS Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These Plans are considered compensation type plans, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

     In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each HLS Fund's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

     The Plans were adopted by a majority vote of the respective HLS Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each HLS Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each HLS Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each HLS Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of each HLS Fund affected thereby. A Plan will automatically terminate in the event of its assignment.


     For the fiscal year ended December 31, 2003, the Class IB Shares of the HLS Funds paid the 12b-1 fees listed below.



                  HLS FUND NAME                                               CLASS IB
                  -------------                                               --------
                  Advisers HLS Fund
                  Bond HLS Fund
                  Capital Appreciation HLS Fund
                  Disciplined Equity HLS Fund
                  Dividend and Growth HLS Fund
                  Equity Income HLS Fund
                  Focus HLS Fund
                  Global Advisers HLS Fund
                  Global Communications HLS Fund
                  Global Financial Services HLS Fund
                  Global Health HLS Fund
                  Global Leaders HLS Fund
                  Global Technology HLS Fund
                  Growth HLS Fund
                  Growth Opportunities HLS Fund
                  High Yield HLS Fund
                  Index HLS Fund

                  HLS FUND NAME                                               CLASS IB
                  -------------                                               --------
                  International Capital Appreciation HLS Fund
                  International Opportunities HLS Fund
                  International Small Company HLS Fund
                  MidCap HLS Fund
                  MidCap Value HLS Fund
                  Money Market HLS Fund
                  Mortgage Securities HLS Fund
                  Small Company HLS Fund
                  SmallCap Growth HLS Fund
                  Stock HLS Fund
                  U.S. Government Securities HLS Fund
                  Value HLS Fund
                  Value Opportunities HLS Fund



     The entire amount of 12b-1 fees listed above were paid to dealers as compensation.

     The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HLS Funds' shares and/or for the servicing of those shares.


                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase or sale (redemption) of HLS Fund shares, see "Purchase and Redemption of Fund Shares" in the HLS Funds' prospectuses.

                            SUSPENSION OF REDEMPTIONS

     Under unusual circumstances, an HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds' prospectuses. The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by each HLS Fund other than the Money Market HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by each Company's board of directors. Short-term securities held in the Money Market HLS Fund are valued at amortized cost, which approximates market value. All other HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the official closing price or at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Companies' board of directors.

     Foreign securities markets may trade on days when an HLS Fund does not compute its net asset value or may close at times that differ from the close of the NYSE. If an event that affects the value of a security occurs after the publication of market quotations used by an HLS Fund to price its securities but before the close of regular trading on the NYSE, the HLS Funds may use fair-value estimates as determined under procedures established by each Company's board of directors.


     Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

     The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The board of directors of Hartford Series Fund, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (I.E., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

     CAPITAL STOCK The board of directors for each Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.


     Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Hartford HLS Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contractholders and policy owners). As of March 31, 2004, Hartford Life (or its affiliates) owned 5% or more of the outstanding shares in the following Hartford HLS Funds:

                        FUND                                    PERCENTAGE OF OWNERSHIP
                        ----                                    ------------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------
     Advisers HLS Fund
     Bond HLS Fund
     Capital Appreciation HLS Fund
     Disciplined Equity HLS Fund
     Dividend and Growth HLS Fund
     Equity Income HLS Fund
     Focus HLS Fund
     Global Advisers HLS Fund
     Global Communications HLS Fund
     Global Financial Services HLS Fund
     Global Health HLS Fund
     Global Leaders HLS Fund
     Global Technology HLS Fund
     Growth HLS Fund
     High Yield HLS Fund
     Index HLS Fund
     International Capital Appreciation HLS Fund
     International Opportunities HLS Fund
     International Small Company HLS Fund
     MidCap HLS Fund
     MidCap Value HLS Fund
     Money Market HLS Fund
     Mortgage Securities HLS Fund
     Small Company HLS Fund
     Stock HLS Fund
     Value HLS Fund



     As of March 31, 2004, Fortis Benefits Insurance Company (or its affiliates) owned 5% or more of the outstanding shares in the following Hartford HLS Funds (such shares are held for the benefit of contractholders and policy owners):



                        FUND                                    PERCENTAGE OF OWNERSHIP
                        ----                                    -----------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------
     Disciplined Equity HLS Fund                                                          -
     Global Leaders HLS Fund                                                              -
     High Yield HLS Fund                                                                  -
     Index HLS Fund                                                                       -
     Money Market HLS Fund                                                                -



     An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates owned, as of March 31, 2004, shares of a number of Hartford HLS Funds and, in the case of ____________ HLS Fund, _____% of the outstanding Class IA shares. Certain employee retirement plans of the State of California, as of March 31, 2004, owned an aggregate of _____% of the outstanding Class IA shares of __________________ HLS Fund.

     Pursuant to state insurance law, Fortis Benefits Insurance Company, or its affiliates, is the owner of all New Hartford HLS Fund shares held in separate accounts of Fortis Benefits Insurance Company or its affiliates (such shares are held for the benefit of contractholders and policy owners). As of March 31, 2004, Fortis Benefits

Insurance Company (or its affiliates) owned 5% or more of the outstanding shares in the following New Hartford HLS Funds:



                        FUND                                    PERCENTAGE OF OWNERSHIP
                        ----                                    -----------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------
     Growth Opportunities HLS Fund                                                        -
     SmallCap Growth HLS Fund                                                             -
     U.S. Government Securities HLS Fund                                                  -
     Value Opportunities HLS Fund                                                         -



     As of March 31, 2004, Hartford Life (or its affiliates) owned 5% or more of the outstanding shares in the following New Hartford HLS Funds (such shares are held for the benefit of contractholders and policy owners):



                        FUND                                    PERCENTAGE OF OWNERSHIP
                        ----                                    -----------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------
     Growth Opportunities HLS Fund
     SmallCap Growth HLS Fund
     U.S. Government Securities HLS Fund
     Value Opportunities HLS Fund



     HL Advisors is the only shareholder of any of the HLS Funds (other than as described above) owning more than 5% of the outstanding shares of an HLS Fund. As of March 31, 2004, HL Advisors owned 5% or more of the outstanding shares in the following HLS Funds:



                        FUND                                    PERCENTAGE OF OWNERSHIP
                        ----                                    -----------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------
     Global Communications HLS Fund
     Global Financial Services HLS Fund
     Growth HLS Fund
     International Capital Appreciation HLS Fund
     International Small Company HLS Fund


     SHARE CLASSES Under each HLS Fund's multi-class plan, shares of each class of an HLS Fund represent an equal pro-rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by each Company's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

     VOTING Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Most of the shares of the HLS Funds are held of record by insurance companies. The insurance companies will generally vote HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

     Matters in which the interests of all the HLS Funds in a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent auditors) are voted on by all shareholders without regard to the separate HLS Funds. Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund. Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund. Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

     OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

MONEY MARKET HLS FUND

     In accordance with regulations prescribed by the SEC, Hartford Series Fund, Inc. is required to compute the Money Market HLS Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

     The SEC also permits Hartford Series Fund, Inc. to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


     For the seven-day period ending December 31, 2003, the Money Market HLS Fund's annualized yield for Class IA and Class IB was _____% and _____%, respectively. For the same period the effective yield for Class IA and Class IB was _____% and _____%, respectively.


     The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, any default by issuers of investments held by the Money Market HLS Fund and its operating expenses.

Example:
     Assumptions:

     Value of a hypothetical pre-existing account with exactly one share of Class IA at the beginning of the period: $1.000000

     Value of the same account (excluding capital changes) at the end of the seven day period: $1.00346 This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

     Calculation:
      Ending account value                                                                     $1.000192
      Less beginning account value                                                              1.000000

      Net change in account value                                                               $.000192
      Base period return:                                                  $.000192/$1.000000 =  .000192
      (adjusted change/beginning account value)

      Current yield =                                                     .000192 X (365/7)    =   1.00%

                                                                                    (365/7)
      Effective yield =                                                (1 + .000192)        -1 =   1.01%

     The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

OTHER FUNDS

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                        n
                                  P(1+T)  = ERV

Where:

P    =    a hypothetical initial payment of $1,000, less the maximum sales load applicable to a Fund

T    =    average annual total return

n    =    number of years

ERV  =    ending redeemable value of the hypothetical $1,000 initial payment madeat the beginning of the designated period (or fractional portion thereof)

     The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

     Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

     Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the prospectuses, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     Class IB shares of Advisers HLS Fund, Bond HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, Small Company HLS Fund and Stock HLS Fund commenced operations on April 1, 1998. Class IB shares of Index HLS Fund, Global Advisers HLS Fund, MidCap HLS Fund and Mortgage Securities HLS Fund commenced operations on November 9, 1999. Class IB shares of the New Hartford HLS Funds commenced operation on May 1, 2002. For periods prior to April 1, 1998, and November 9, 1999, and May 1, 2002, as applicable, Class IB performance for these HLS Funds is calculated by using Class IA shares performance adjusted for Class IB 12b-1 fees of .25%.


     The chart below sets forth certain standardized and non-standardized performance information for periods ending on December 31, 2003 for the Class IA and Class IB shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

     The manner in which total return and yield are calculated is described in this section. The following table sets forth the average annual total return and, where applicable, the yield for each HLS Fund shown for periods ending December 31, 2003.



                                                         TOTAL RETURN                      YIELD
                                        --------------------------------------------    ----------
HLS FUND                                   SINCE                    5           10        30-DAY
(INCEPTION DATE)                         INCEPTION    1 YEAR      YEARS       YEARS        YIELD
                                         ---------    ------      -----       -----       ------
Advisers HLS Fund
    Class IA (March 31, 1983)              N/A                                             N/A
    Class IB (April 1, 1998)*              N/A                                             N/A
Bond HLS Fund
    Class IA (August 31, 1977)             N/A
    Class IB (April 1, 1998)*              N/A

                                                         TOTAL RETURN                      YIELD
                                        --------------------------------------------    ----------
HLS FUND                                   SINCE                    5           10        30-DAY
(INCEPTION DATE)                         INCEPTION    1 YEAR      YEARS       YEARS        YIELD
                                         ---------    ------      -----       -----       ------
Capital Appreciation HLS Fund
    Class IA (April 2, 1984)               N/A                                             N/A
    Class IB (April 1, 1998)*              N/A                                             N/A
Disciplined Equity HLS Fund
    Class IA (May 29, 1998)                                                    N/A         N/A
    Class IB (May 29, 1998)                                                    N/A         N/A
Dividend and Growth HLS Fund
    Class IA (March 9, 1994)                                                   N/A         N/A
    Class IB (April 1, 1998)*                                                  N/A         N/A
Equity Income HLS Fund
    Class IA (October 31, 2003)                        N/A         N/A         N/A         N/A
    Class IB (October 31, 2003)                        N/A         N/A         N/A         N/A
Focus HLS Fund
    Class IA (April 30, 2001)                                      N/A         N/A         N/A
    Class IB (April 30, 2001)                                      N/A         N/A         N/A
Global Advisers HLS Fund
    Class IA (March 1, 1995)                                                   N/A         N/A
    Class IB (November 9, 1999)*                                               N/A         N/A
Global Communications HLS Fund
    Class IA (December 27, 2000)                                   N/A         N/A         N/A
    Class IB (December 27, 2000)                                   N/A         N/A         N/A
Global Financial Services HLS Fund
    Class IA (December 27, 2000)                                   N/A         N/A         N/A
    Class IB (December 27, 2000)                                   N/A         N/A         N/A
Global Health HLS Fund
    Class IA (May 1, 2000)                                         N/A         N/A         N/A
    Class IB (May 1, 2000)                                         N/A         N/A         N/A
Global Leaders HLS Fund
    Class IA (September 30, 1998)                                              N/A         N/A
    Class IB (September 30, 1998)                                              N/A         N/A
Global Technology HLS Fund
    Class IA (May 1, 2000)                                         N/A         N/A         N/A
    Class IB (May 1, 2000)                                         N/A         N/A         N/A
Growth HLS Fund
    Class IA (April 30, 2002)                                      N/A         N/A         N/A
    Class IB (April 30, 2002)                                      N/A         N/A         N/A
Growth Opportunities HLS Fund
    Class IA (March 24, 1987)              N/A                    1.40%       6.59%        N/A
    Class IB (May 1, 2002)*                N/A                    1.14%       6.33%        N/A
High Yield HLS Fund
    Class IA (September 30, 1998)                                              N/A
    Class IB (September 30, 1998)                                              N/A
Index HLS Fund
    Class IA (May 1, 1987)                 N/A                                             N/A
    Class IB (November 9, 1999)*           N/A                                             N/A
International Capital Appreciation HLS
Fund
    Class IA (April 30, 2001)                                      N/A         N/A         N/A
    Class IB (April 30, 2001)                                      N/A         N/A         N/A
International Opportunities HLS Fund
    Class IA (July 2, 1990)                N/A                                             N/A

                                                         TOTAL RETURN                      YIELD
                                        --------------------------------------------    ----------
HLS FUND                                   SINCE                    5           10        30-DAY
(INCEPTION DATE)                         INCEPTION    1 YEAR      YEARS       YEARS        YIELD
                                         ---------    ------      -----       -----       ------
    Class IB (April 1, 1998)*              N/A                                             N/A
International Small Company HLS Fund
    Class IA (April 30, 2001)                                      N/A         N/A         N/A
    Class IB (April 30, 2001)                                      N/A         N/A         N/A
MidCap HLS Fund
    Class IA (July 14, 1997)                                                   N/A         N/A
    Class IB (November 9, 1999)*                                               N/A         N/A
MidCap Value HLS Fund
    Class IA (April 30, 2001)                                      N/A         N/A         N/A
    Class IB (April 30, 2001)                                      N/A         N/A         N/A
Money Market HLS Fund
    Class IA (June 30, 1980)               N/A                                             N/A
    Class IB (April 1, 1998)*              N/A                                             N/A
Mortgage Securities HLS Fund
    Class IA (January 1, 1985)             N/A
    Class IB (November 9, 1999)*           N/A
Small Company HLS Fund
    Class IA (August 9, 1996)                                                  N/A         N/A
    Class IB (April 1, 1998)*                                                  N/A         N/A
SmallCap Growth HLS Fund
    Class IA (May 2, 1994)                                                     N/A         N/A
    Class IB (May 1, 2002)*                                                    N/A         N/A
Stock HLS Fund
    Class IA (August 31, 1977)             N/A                                             N/A
    Class IB (April 1, 1998)*              N/A                                             N/A
U.S. Government Securities HLS Fund
    Class IA (March 24, 1987)              N/A
    Class IB (May 1, 2002)*                N/A
Value HLS fund
    Class IA (April 30, 2001)                                      N/A         N/A         N/A
    Class IB (April 30, 2001)                                      N/A         N/A         N/A
Value Opportunities HLS Fund
    Class IA (May 1, 1996)                                                     N/A         N/A
    Class IB (May 1, 2002)*                                                    N/A         N/A


     *Performance information is based on the inception date of the Class IA shares as discussed above.

     Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends and Distributions" and "Federal Income Taxes" in the HLS Funds' prospectuses).

     Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:


                                    a-b     6
                                 2[(--- + 1)    -1]
                                    cd


Where:

a    =    net investment income earned during the period attributable to the subject class

b    =    net expenses accrued for the period attributable to the subject class

c    =    the average daily number of shares of the subject class outstanding during the period that were entitled to receive dividends

d    =    the maximum offering price per share of the subject class on the last day of the period

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

     The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

     The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.


     The Lehman Brothers Global Aggregate Index USD Hedged provides a broad-based measure of the global investment-grade fixed income markets.


     The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial-backed securities. To be eligible for inclusion a security must meet the following rules: must have at least one year to final maturity; must have at least $150 million of par outstanding; must be rated investment grade by Moody's, or if no Moody's rating is available, it must be rated at least investment grade by either S&P or Fitch, Inc.; must be fixed rate and must be publicly issued.

     The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, bonds and foreign targeted issues are not included in the Lehman Brothers Government Bond Index.

     The Lehman Brothers Government/Credit Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Brothers Government/Credit Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

     The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years.

     The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more.

     The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.


     The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index.

     The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

     The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)


     The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

     The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE Index") is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

     The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

     The S&P/Citigroup Broad Market Index LESS THAN$2 billion Euro-Pacific is a free float-adjusted market capitalization index that includes only those companies with a market cap between $100 million and $2 billion, representing roughly the bottom 20% of the world equity market by size.

     The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada.


     The Goldman Sachs Health Care Index is a modified capitalization-weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

     The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

     The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization-weighted, total return index that measures performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.


     The MSCI AC (All Country) World Free Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance.


     The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

     The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials, and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

     In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute), may be used to illustrate investment attributes of the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

     From time to time, in reports or promotional literature, the HLS Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the HLS Funds; the HLS Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The HLS Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

     From time to time, the HLS Funds and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the HLS Funds' portfolios and the HLS Funds' top ten holdings;
     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
     - Allegorical stories illustrating the importance of persistent long-term investing;
     - An HLS Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;

     - Historical information regarding HL Advisors, Hartford Investment Management, Wellington Management and their affiliates; and

     -    Historical information regarding the asset size of one or more HLS
          Funds.

     Each HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

     From time to time the Companies may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and reduces an investor's return under the Contract. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

     FEDERAL TAX STATUS OF THE HLS FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.


     Each HLS Fund is treated as a separate taxpayer for federal income tax purposes. The Companies intend for each HLS Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If an HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Companies intend each HLS Fund to do), then under the provisions of Subchapter M, the HLS Fund should have little or no income taxable to it under the Code. In particular, an HLS Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).


     An HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the HLS Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the HLS Fund's taxable year, (a) at least 50% of the value of the HLS Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HLS Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the HLS Funds' only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

     Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS

Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

- no more than 55% of a Fund's total assets may be represented by any one investment
-    no more than 70% by any two investments
-    no more than 80% by any three investments
-    no more than 90% by any four investments

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these HLS Funds' assets to be invested within various countries is not now known. The Companies intend that the HLS Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

     An HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HLS Fund and defer losses of the HLS Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the HLS Fund, (2) could require such an HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Companies seek to monitor transactions of each HLS Fund, seek to make the appropriate tax elections on behalf of the HLS Fund and seek to make the appropriate entries in the HLS Fund's books and records when the HLS Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the HLS Fund as a REGULATED INVESTMENT COMPANY.

     If for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the HLS Funds' investment advisers and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HLS Fund's investment subadviser might otherwise select.


     As of December 31, 2003, the following HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.



     HLS FUND NAME                               AMOUNT       EXPIRATION DATES:
                                                                DECEMBER 31,



     If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.


     Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.

     Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because an HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HLS Fund generally are not subject to federal income tax on HLS Fund earnings or distributions or on gains realized upon the sale or redemption of HLS Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

     Portfolio securities of each HLS Fund are held pursuant to a separate Custodian Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The transfer agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

     Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Funds' distributor.

                              INDEPENDENT AUDITORS


     The audited financial statements and the financial highlights for the fiscal years ended December 31, 2003 and December 31, 2002 have been audited by __________________________, independent auditors, as set forth in their report with respect thereto. Such financial statements and financial highlights, and the audited financial statements and the financial highlights for the periods ended on or before December 31, 2001, are incorporated by reference herein in reliance upon such reports given on the authority of the independent auditors as experts in accounting and auditing. The principal business address of ______________________ is ______________________.

     On April 30, 2002, the board of directors of Hartford Series Fund, Inc. dismissed Arthur Andersen LLP, One Financial Plaza, Hartford, Connecticut 06103, as the independent public accountants to the Hartford HLS Funds and engaged ______________________ on that same date. On August 1, 2002, the board of directors of Hartford HLS Series Fund II, Inc. dismissed ______________________, ______________________, as the independent public accountants to the New Hartford HLS Funds and engaged ______________________ on that same date. Each Company's Audit Committee recommended the change of independent accountants.

     During the two most recent fiscal years ended December 31, 2003 and December 31, 2002, the audit reports of ______________________ contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with ______________________, Arthur Andersen LLP or ______________________ on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of ______________________, Arthur Andersen LLP or ______________________ would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the 1934 Act.

                                OTHER INFORMATION

     The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

     In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                      PROXY VOTING POLICIES AND PROCEDURES

     The HLS Funds for which Hartford Investment Management serves as sub-adviser have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets managed by Hartford Investment Management. Hartford Investment Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Hartford Investment Management's Proxy Committee is responsible for the review and approval of the firm's Proxy Policies and Procedures. Day-to-day administration of the proxy voting process at Hartford Investment Management is the responsibility of the portfolio manager of the relevant client account. Although, Hartford Investment Management had established its own Proxy Guidelines setting forth general guidelines for voting proxies, Hartford Investment Management personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal. Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.

     Hartford Investment Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Proxy votes for which an apparent conflict of interest is identified are reviewed by the Proxy Committee to resolve the conflict and direct the vote.

     Hartford Investment Management may be unable to vote or may determine not to vote a proxy on behalf of an HLS Fund due to, for example, the existence of securities lending arrangements, lack of adequate information, and untimely receipt of proxy materials.

     The HLS Fund's for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies. Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

     Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     Wellington Management may be unable to vote or may determine not to vote proxy on behalf of an HLS Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.


                              FINANCIAL STATEMENTS


     The Companies' audited financial statements for the years ended December 31, 2003 and December 31, 2002, together with the notes thereto and reports of __________________________, independent auditors to the Companies, and the audited financial statements for the periods ended on or before December 31, 2001, together with the notes thereto and reports of Arthur Andersen LLP or _________________, as applicable, contained in the Companies' annual reports as filed with the SEC, are incorporated by reference into this SAI.*


* In light of recent developments affecting Arthur Andersen LLP, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in the registration statement for Hartford Series Fund, Inc. of the audited financial statements for the periods ended on or before December 31, 2001. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

                                    APPENDIX

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

-    Liquidity ratios are adequate to meet cash requirements.

          Liquidity ratios are basically as follows, broken down by the type of issuer:

          Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

          Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

          Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

-    The issuer has access to at least two additional channels of borrowing.
- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.
- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.
-    The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

     FITCH, INC.

     The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

     AAA
     Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA
     Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A
     High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB
     Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

     BB
     Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B
     Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C
     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, D
     Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     FITCH, INC.
     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1
     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2
     Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3
     Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B
     Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C
     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D
     Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD HLS SERIES FUND II, INC.
                                   INCLUDING:
                        HARTFORD BLUE CHIP STOCK HLS FUND
                     HARTFORD CAPITAL OPPORTUNITIES HLS FUND
                      HARTFORD INTERNATIONAL STOCK HLS FUND
                        HARTFORD LARGECAP GROWTH HLS FUND
                         HARTFORD MIDCAP STOCK HLS FUND
                       HARTFORD MULTISECTOR BOND HLS FUND
                        HARTFORD SMALLCAP VALUE HLS FUND

                                    CLASS IA


     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund in question. The Funds' audited financial statements as of December 31, 2003 appearing in the Annual Report to Shareholders of Hartford HLS Series Fund II, Inc. are incorporated herein by reference. A free copy of the Annual Report and prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectus: May 1, 2004
Date of Statement of Additional Information: May 1, 2004

TABLE OF CONTENTS


                                                                            PAGE
GENERAL INFORMATION                                                            1
INVESTMENT OBJECTIVES AND POLICIES                                             2
HLS FUND MANAGEMENT                                                           17
INVESTMENT MANAGEMENT ARRANGEMENTS                                            25
PORTFOLIO TRANSACTIONS AND BROKERAGE                                          31
HLS FUND EXPENSES                                                             33
DISTRIBUTION ARRANGEMENTS                                                     34
PURCHASE AND REDEMPTION OF SHARES                                             34
SUSPENSION OF REDEMPTIONS                                                     34
DETERMINATION OF NET ASSET VALUE                                              34
OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS                                 35
INVESTMENT PERFORMANCE                                                        36
TAXES                                                                         41
CUSTODIAN                                                                     45
TRANSFER AGENT                                                                45
DISTRIBUTOR                                                                   45
INDEPENDENT AUDITORS                                                          45
PROXY VOTING POLICIES AND PROCEDURES                                          45
FINANCIAL STATEMENTS                                                          45
APPENDIX A                                                                     1

APPENDIX A                                                                   A-1
APPENDIX B                                                                   B-1

                               GENERAL INFORMATION


     This SAI relates to seven mutual funds (each an "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"). HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to each HLS Fund. HL Advisors and Hartford Life are indirect wholly-owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly-owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.


     Each fund is an investment portfolio (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (the "Company") registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002, Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Funds were named as follows:

     PREVIOUS FUND NAME:                        CURRENT FUND NAME:
     Fortis Blue Chip Stock Series              Hartford Blue Chip Stock HLS Fund
     Fortis Capital Opportunities Series        Hartford Capital Opportunities HLS Fund
     Fortis International Stock Series          Hartford International Stock HLS Fund
     Fortis Large Cap Growth Series             Hartford LargeCap Growth HLS Fund
     Fortis Mid Cap Stock Series                Hartford MidCap Stock HLS Fund
     Fortis Multisector Bond Series             Hartford Multisector Bond HLS Fund
     Fortis Small Cap Value Series              Hartford SmallCap Value HLS Fund

     Hartford HLS Series Fund II, Inc. issues a separate series of shares of common stock for each HLS Fund, representing a fractional undivided interest in the HLS Fund. Each fund is a diversified fund.

     The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes. Each HLS Fund offers Class IA shares. In addition, Hartford SmallCap Value HLS Fund and four other portfolios (series) of the Company (Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund), which are included in separate SAIs, offer Class IB shares.

     The year of each HLS Fund's organization is as follows:


               Blue Chip Stock HLS Fund                                   1996
               Capital Opportunities HLS Fund                             2000
               International Stock HLS Fund                               1995
               LargeCap Growth HLS Fund                                   1998
               MidCap Stock HLS Fund                                      1998
               Multisector Bond HLS Fund                                  1995
               SmallCap Value HLS Fund                                    1998

                       INVESTMENT OBJECTIVES AND POLICIES

     Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.   FUNDAMENTAL RESTRICTIONS OF THE HLS FUNDS

     Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of an HLS Fund (or a class of the outstanding shares of an HLS Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the HLS Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund (or of the class).

     The investment objectives and principal investment strategies of each HLS Fund are set forth in the prospectus. Set forth below are the fundamental investment restrictions and policies applicable to each HLS Fund followed by certain non-fundamental restrictions and policies applicable to each HLS Fund.

     1. Each HLS Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     2. Each HLS Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. Each HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     4. Each HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     5. Each HLS Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

     6. Each HLS Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     The investment objective of each HLS Fund is non-fundamental and may be changed without a shareholder vote.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HLS FUNDS.

     The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

     Each HLS Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that an HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by an HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of the HLS Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the HLS Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

     4.   Sell securities short except for short sales against the box.

     5. Invest more than 20% of the value of its total assets in the securities of foreign issuers (35% for Capital Opportunities HLS Fund) and non-dollar securities. This policy does not apply to International Stock HLS Fund, Multisector Bond HLS Fund and SmallCap Value HLS Fund.

     6. Invest more than 15% of the HLS Fund's net assets in illiquid securities.

     7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the HLS Fund's total assets.

     International Stock HLS Fund may not enter into any options, futures or forward contract transactions if immediately thereafter the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the HLS Fund would exceed 5% of the value of the total assets of the HLS Fund. (This restriction does not apply to securities purchases on a when-issued, delayed delivery or forward commitment basis.)

     MidCap Stock HLS Fund may not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that: (a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the HLS Fund's transactions in futures contracts and related options.

     LargeCap Growth HLS Fund may not sell a call option written by it if, as a result of the sale, the aggregate of the HLS Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the value of the HLS Fund's total assets.

     LargeCap Growth HLS Fund may not invest more than 10% of its total assets in put and call options (including options on market indices).

     LargeCap Growth HLS Fund may not purchase or sell options on stock index futures contracts.

     LargeCap Growth HLS Fund may not purchase or sell a stock index future if, immediately thereafter, more than 30% of its total assets would be hedged by stock index futures.

     LargeCap Growth HLS Fund may not invest more than 20% of the value of its total assets in convertible securities.

     LargeCap Growth HLS Fund may not invest more than 5% of the value of its total assets in rights or warrants that entitle the holder to buy equity securities.

C.   NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HLS FUNDS

     Each HLS Fund must:

     1. Maintain its assets so that, at the close of each quarter of its taxable year,

          (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

          (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

     These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

     2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

          (a) no more than 55% of the value of the assets in the HLS Fund is represented by any one investment,

          (b) no more than 70% of the value of the assets in the HLS Fund is represented by any two investments,

          (c) no more than 80% of the value of the assets in the HLS Fund is represented by any three investments, and

          (d) no more than 90% of the value of the total assets of the HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

     The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Funds' prospectus. A further description of certain investment strategies used by various HLS Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

     Certain descriptions in the prospectus and this SAI of a particular investment practice or technique in which the HLS Funds may engage or a financial instrument which the HLS Fund may purchase are meant to describe the spectrum of investments that an HLS Fund's subadviser, in its discretion, might, but is not required to, use in managing the HLS Fund's portfolio assets in accordance with the HLS Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more HLS Funds, but not necessarily for all HLS Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES Each HLS Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the subadviser, subject to the overall supervision of HL Advisors. The HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

     Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

     Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. The board of directors has delegated to each subadviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

     Each HLS Fund's subadviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, an HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If an HLS Fund has not perfected a security interest in the security, the HLS Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the HLS Fund could lose some or all of the principal and interest involved in the transaction.

     REVERSE REPURCHASE AGREEMENTS Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, International Stock HLS Fund, MidCap Stock HLS Fund and Multisector Bond HLS Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value.

     INFLATION-PROTECTED DEBT SECURITIES Capital Opportunities HLS Fund, Multisector Bond HLS Fund and SmallCap Value HLS Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The HLS Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

     The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

     INVESTMENT GRADE DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by the HLS Fund's subadviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, the subadviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by the HLS Fund's subadviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that an HLS Fund invests in higher-grade securities, the HLS Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

     HIGH YIELD-HIGH RISK SECURITIES Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund and Multisector Bond HLS Fund may invest in securities rated lower than investment grade (commonly known as "high yield" or "junk" bonds). Securities rated below investment grade are commonly referred to as "high yield-high risk" debt securities or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as Appendix A to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, the subadviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.


     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of an HLS Fund's shares.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which an HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

     CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

     ASSET-BACKED SECURITIES Each HLS Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     HYBRID INSTRUMENTS Blue Chip Stock HLS Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.

     EQUITY SECURITIES Each HLS Fund, except Multisector Bond HLS Fund as described below, may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Multisector Bond HLS Fund may invest in certain equity securities, but does not invest in common stocks. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

     The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on an HLS Fund's performance depends on a variety of factors, including the number of IPOs the HLS Fund invests in relative to the size of the HLS Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As an HLS Fund's asset base increases, IPOs often have a diminished effect on such HLS Fund's performance.

     SMALL CAPITALIZATION SECURITIES Each HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

     Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, the subadviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.


     HLS Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, debt or equity-linked notes and similar linked securities (E.G., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. An HLS Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.


     International Stock HLS Fund and Multisector Bond HLS Fund invest significantly in securities of foreign issuers. Blue Chip Stock HLS Fund may invest up to 20% of its total assets (excluding reserves) in foreign securities. Capital Opportunities HLS Fund may invest up to 35% of its net assets in foreign securities. LargeCap Growth HLS Fund may invest up to 20% of its total assets in foreign securities. Multisector Bond HLS Fund may invest up to 40% of its total assets in securities of foreign governments and companies. SmallCap Value HLS Fund may invest in foreign securities without limitation.

     Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign government debt securities exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, each HLS Fund that may invest in foreign securities may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS Each HLS Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that an HLS Fund's subadviser deems to be creditworthy.

     Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, Multisector Bond HLS Fund and SmallCap Value HLS Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each HLS Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.


     Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, Multisector Bond HLS Fund and SmallCap Value HLS Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase. For example, if an HLS Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if an HLS Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.


     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

     The HLS Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. The HLS Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The HLS Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     An HLS Fund may only write covered options. See "Asset Coverage" below.

     A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     Each HLS Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

     An HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

     An HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. An HLS Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.


     Certain of the HLS Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with an HLS Fund's investment objectives and policies.


     The HLS Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds' immediate obligations. An HLS Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

     Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of the subadviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, an HLS Fund may have been in a better position had it not used such a strategy.

     SWAP AGREEMENTS Each HLS Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Each HLS Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows an HLS Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

     Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.

     The HLS Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will designate the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Fund's subadviser to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the subadviser believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on the subadviser's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if the subadviser's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

     ILLIQUID INVESTMENTS Each HLS Fund is permitted to invest in illiquid securities or other illiquid investments. An HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an HLS Fund's net asset value. An HLS Fund may not be able to sell illiquid securities or other investments when the subadviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on an HLS Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Each HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the board of directors.

     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if the subadviser deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

     DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, each HLS Fund may enter into "dollar rolls" in which an HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the subadviser to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an HLS Fund while remaining substantially fully invested increases the amount of the HLS Fund's assets that are subject to market risk to an amount that is greater than the HLS Fund's net asset value, which could result in increased volatility of the price of the HLS Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an HLS Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before an HLS Fund is able to purchase them, or an HLS Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, an HLS Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.




     REITs MidCap Stock HLS Fund, Multisector Bond HLS Fund and SmallCap Value HLS Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, an HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the HLS Fund.

     Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

     LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", each of the HLS Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Board, the HLS Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective HLS Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by an HLS Fund is not more than 33.33% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

     ASSET COVERAGE To the extent required by SEC guidelines, an HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the HLS Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the HLS Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

     BORROWING Each HLS Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of an HLS Fund and will not be available for investment.


     PORTFOLIO TURNOVER The portfolio turnover rates for ______________________ were significantly higher in fiscal year 2003 than in fiscal year 2002 primarily because of _____________________.

                               HLS FUND MANAGEMENT

     The Company has a board of directors who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and its officers.

NON-INTERESTED DIRECTORS


                                             TERM OF                                     NUMBER OF
                                             OFFICE*                                    PORTFOLIOS
                               POSITION        AND                                        IN FUND           OTHER
                                 HELD       LENGTH OF                                     COMPLEX       DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN          HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS       BY DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
LYNN S. BIRDSONG              Director     Since 2003     From 1979 to 2002,                 72       N/A
(age 57)                                                  Mr. Birdsong was a managing
c/o Hartford HLS Funds                                    director of Zurich Scudder
P.O. Box 2999                                             Investments, an investment
Hartford, CT 06104-2999                                   management firm.  In 2003,
                                                          Mr. Birdsong became an
                                                          independent director of the
                                                          Atlantic Whitehall Funds
                                                          and The Japan Fund; during
                                                          his employment with
                                                          Scudder, he was an
                                                          interested director of The
                                                          Japan Fund.  Since 1981,
                                                          Mr. Birdsong has been a
                                                          partner in Birdsong
                                                          Company, an advertising
                                                          specialty firm. He is also
                                                          a Director of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

WINIFRED ELLEN COLEMAN        Director     Since 2002     Ms. Coleman has served as          72       N/A
(age 71)                                                  President of Saint Joseph
c/o Hartford HLS Funds                                    College since 1991 and
P.O. Box 2999                                             President of Cashel House,
Hartford, CT 06104-2999                                   Ltd. (retail) since 1985.
                                                          She is also a Director of
                                                          Hartford Series Fund, Inc.,
                                                          The Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

DR. ROBERT M. GAVIN           Director     Since 1986     Dr. Gavin is an educational        72       Dr. Gavin is a
(age 63)                                                  consultant.  Prior to                       Director of
c/o Hartford HLS Funds                                    September 1, 2001, he was                   Systems &
P.O. Box 2999                                             President of Cranbrook                      Computer
Hartford, CT 06104-2999                                   Education Community; and                    Technology
                                                          prior to July 1996, he was                  Corporation.
                                                          President of Macalester
                                                          College, St. Paul,

NON-INTERESTED DIRECTORS



                                             TERM OF                                     NUMBER OF
                                             OFFICE*                                    PORTFOLIOS
                               POSITION        AND                                        IN FUND           OTHER
                                 HELD       LENGTH OF                                     COMPLEX       DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN          HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS       BY DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------
                                                          Minnesota. He is also
                                                          a Director of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

DUANE E. HILL                 Director     Since 2002     Mr. Hill is Partner                72             N/A
(age 58)                                                  Emeritus and a founding
c/o Hartford HLS Funds                                    partner of TSG Capital
P.O. Box 2999                                             Group, a private equity
Hartford, CT 06104-2999                                   investment firm that serves
                                                          as sponsor and lead
                                                          investor in leveraged
                                                          buyouts of middle market
                                                          companies. Mr. Hill is also
                                                          a Partner of TSG Ventures
                                                          L.P., a private equity
                                                          investment company that
                                                          invests primarily in
                                                          minority-owned small
                                                          businesses. He is also
                                                          a Director of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

PHILLIP O. PETERSON           Director     Since 2000     Mr. Peterson is a mutual           72             N/A
(age 59)                                                  fund industry consultant.
c/o Hartford HLS Funds                                    He was a partner of KPMG
P.O. Box 2999                                             LLP until July 1999. In
Hartford, CT 06104-2999                                   January 2004, Mr. Peterson
                                                          was appointed independent
                                                          president of the Strong
                                                          Mutual Funds. He is also
                                                          a Director of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

MILLARD HANDLEY PRYOR, JR.    Director     Since 2002     Mr. Pryor has served as            72       Mr. Pryor is a
(age 70)                                                  Managing Director of Pryor                  Director of
c/o Hartford HLS Funds                                    & Clark Company (real                       Infodata
P.O. Box 2999                                             estate investment),                         Systems, Inc.
Hartford, CT 06104-2999                                   Hartford, Connecticut, since                (software
                                                          June 1992. He is also                       company),
                                                          a Director of Hartford                      CompuDyne
                                                          Series Fund, Inc., The                      Corporation
                                                          Hartford Mutual Funds,                      (security
                                                          Inc., The Hartford Mutual                   products and
                                                          Funds II, Inc. and The                     services) and
                                                          Hartford Income Shares                      August Financial
                                                          Fund, Inc.                                  Holding Company
                                                                                                      (advisory services).


*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                      IN FUND
                               POSITION    OFFICE* AND                                    COMPLEX          OTHER
                                 HELD       LENGTH OF                                    OVERSEEN       DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)          BY            HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS         DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**        Director     Since 2002     Mr. Marra is President and         72       Mr. Marra is
(age 45)                      and                         Chief Operating Officer of                  a member of
c/o Hartford HLS Funds        Chairman                    Hartford Life, Inc. He is                   the Board of
P.O. Box 2999                 of the                      also a member of the Board                  Directors of
Hartford, CT 06104-2999       Board                       of Directors and a member                   The Hartford.
                                                          of the Office of the
                                                          Chairman for The Hartford
                                                          Financial Services Group,
                                                          Inc. ("The Hartford"),
                                                          the parent company of
                                                          Hartford Life.  Mr. Marra
                                                          was named President of
                                                          Hartford Life in 2001 and
                                                          COO in 2000, and served as
                                                          Director of Hartford Life's
                                                          Investment Products
                                                          Division from 1998 to
                                                          2000.  He was head of
                                                          Hartford Life's Individual
                                                          Life and Annuities
                                                          Division from 1994 to 1998
                                                          after being promoted to
                                                          Senior Vice President in
                                                          1994 and to Executive Vice
                                                          President in 1996.  Mr.
                                                          Marra is also a Managing
                                                          Member and President of
                                                          Hartford Investment
                                                          Financial Services, LLC
                                                          ("HIFSCO") and HL
                                                          Investment Advisors, LLC
                                                          ("HL Advisors"). He is
                                                          also a Director and
                                                          Chairman of the Board of
                                                          Hartford Series Fund,
                                                          Inc., The Hartford Mutual
                                                          Funds, Inc., The Hartford
                                                          Mutual Funds II, Inc. and
                                                          The Hartford Income Shares
                                                          Fund, Inc.


OFFICERS AND INTERESTED DIRECTORS



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                      IN FUND
                               POSITION    OFFICE* AND                                    COMPLEX        OTHER
                                 HELD       LENGTH OF                                    OVERSEEN     DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)          BY          HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS         DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**        Director     Since 2002     Mr. Smith served as Vice           72            N/A
(age 64)                                                  Chairman of The Hartford
c/o Hartford HLS Funds                                    from  February 1997 to
P.O. Box 2999                                             January 2002, as President
Hartford, CT 06104-2999                                   and Chief Executive Officer
                                                          of Hartford Life, Inc. from
                                                          February 1997 to January
                                                          2002, and as President and
                                                          Chief Operating Officer of
                                                          The Hartford Life Insurance
                                                          Companies from January 1989
                                                          to January 2002. Mr. Smith
                                                          is also a Director of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

DAVID M. ZNAMIEROWSKI         President    Since 2001     Mr. Znamierowski currently         53            N/A
(age 43)                                                  serves as President of
c/o Hartford HLS Funds                                    Hartford Investment
P.O. Box 2999                                             Management Company
Hartford, CT 06104-2999                                   ("Hartford Investment
                                                          Management"), Senior Vice
                                                          President for Hartford
                                                          Life, Inc., and Senior Vice
                                                          President and Chief
                                                          Investment Officer for
                                                          Hartford Life Insurance
                                                          Company. Mr. Znamierowski
                                                          is also a Managing Member
                                                          and Senior Vice President
                                                          of HIFSCO and HL Advisors.
                                                          Mr. Znamierowski is Group
                                                          Senior Vice President and
                                                          Chief Investment Officer
                                                          for The Hartford. In
                                                          addition, he serves as
                                                          President and Director of
                                                          Hartford Series Fund, Inc.
                                                          and The Hartford Mutual
                                                          Funds, Inc. and as President
                                                          of The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

ROBERT W. BELTZ, JR.          Vice         Since 1993     Mr. Beltz currently serves         N/A           N/A
(age 54)                      President                   as Vice President,
500 Bielenberg Drive                                      Securities Operations of
Woodbury, MN                                              Hartford Administrative
55125                                                     Services Company
                                                          ("HASCO"). Since December
                                                          2001, he has served as
                                                          Assistant Vice President of
                                                          Hartford Life Insurance
                                                          Company. In addition, he is
                                                          Vice President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

OFFICERS AND NON-INTERESTED DIRECTORS



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                      IN FUND
                               POSITION    OFFICE* AND                                    COMPLEX        OTHER
                                 HELD       LENGTH OF                                    OVERSEEN     DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)          BY          HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS         DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR                 Vice         Since 2001     Mr. Carr has served as             N/A           N/A
(age 49)                      President                   The Hartford's Assistant
c/o Hartford HLS Funds        and                         General Counsel since 1999,
P.O. Box 2999                 Secretary                   Counsel since November 1996
Hartford, CT 06104-2999                                   and Associate Counsel since
                                                          November 1995. Mr. Carr is
                                                          also Vice President and
                                                          Assistant Secretary of HL
                                                          Advisors and HIFSCO and
                                                          Assistant Secretary of
                                                          Hartford Investment
                                                          Management. He is also
                                                          Vice President and
                                                          Secretary of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

WILLIAM H. DAVISON, JR.       Vice         Since 2002     Mr. Davison is a Managing          N/A           N/A
(age 46)                      President                   Director and Director of
c/o Hartford HLS Funds                                    Funds Management Group of
P.O. Box 2999                                             Hartford Investment
Hartford, CT 06104-2999                                   Management. Mr. Davison is
                                                          also a Senior Vice President
                                                          of HIFSCO and HL Advisors.
                                                          In addition, he serves as
                                                          Vice President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

BRUCE FERRIS                  Vice         Since 2002     Mr. Ferris serves as Senior        N/A           N/A
(age 48)                      President                   Vice President and a
c/o Hartford HLS Funds                                    Director of Sales and
P.O. Box 2999                                             Marketing in the
Hartford, CT 06104-2999                                   Investment Products
                                                          Division of Hartford Life
                                                          Insurance Company. He is
                                                          also a Managing Member of
                                                          HL Advisors. In addition,
                                                          Mr. Ferris is Vice
                                                          President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.

TAMARA L. FAGELY              Vice         Since 1993     Ms. Fagely has been Vice           N/A           N/A
(age 45)                      President                   President of HASCO since
500 Bielenberg Drive                                      1998. Prior to 1998, she
Woodbury, MN                                              was Second Vice President
55125                                                     of HASCO. Since December
                                                          2001, she has served as
                                                          Assistant Vice President
                                                          of Hartford Life Insurance
                                                          Company. In addition, she
                                                          is Controller of HIFSCO,
                                                          Vice President of Hartford
                                                          Series Fund, Inc. and
                                                          Vice President, Controller
                                                          and Treasurer of The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc.


OFFICERS AND INTERESTED DIRECTORS



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                      IN FUND
                               POSITION    OFFICE* AND                                    COMPLEX        OTHER
                                 HELD       LENGTH OF                                    OVERSEEN     DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)          BY          HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS         DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------
MARY JANE FORTIN              Vice         Since 2003     Ms. Fortin serves as Senior        N/A           N/A
(age 39)                      President                   Vice President and
c/o Hartford HLS Funds                                    Director, Mutual Funds and
P.O. Box 2999                                             529 Programs for Hartford
Hartford, CT 06104-2999                                   Life. In addition, she is
                                                          Vice President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds, Inc.,
                                                          The Hartford Funds II, Inc.
                                                          and The Hartford Income
                                                          Shares Fund, Inc.
                                                          Previously, Ms. Fortin
                                                          served as Senior Vice
                                                          President and Chief
                                                          Accounting Officer of
                                                          Hartford Life.
                                                          She joined Hartford Life
                                                          in 1997.

GEORGE RICHARD JAY            Vice         Since 2001     Mr. Jay serves as                  N/A           N/A
(age 51)                      President,                  Assistant Vice President
c/o Hartford HLS Funds        Controller                  of Hartford Life Insurance
P.O. Box 2999                 and                         Company's Equity Products
Hartford, CT 06104-2999       Treasurer                   Department. He is also
                                                          Controller of HL Advisors
                                                          and Vice President,
                                                          Controller and Treasurer
                                                          of Hartford Series Fund,
                                                          Inc. and Vice President
                                                          of The Hartford Mutual
                                                          Funds, Inc. The Hartford
                                                          Mutual Funds II, Inc. and
                                                          The Hartford Income Shares
                                                          Fund, Inc.

STEPHEN T. JOYCE              Vice         Since 2001     Mr. Joyce currently serves         N/A           N/A
(age 44)                      President                   as Senior Vice President
c/o Hartford HLS Funds                                    and Director of the
P.O. Box 2999                                             Institutional Products
Hartford, CT 06104-2999                                   Group for Hartford Life
                                                          Insurance Company.
                                                          Mr. Joyce is also Senior
                                                          Vice President of HL
                                                          Advisors and Vice
                                                          President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc. Previously, he
                                                          served as Vice President
                                                          (1997-1999) and Assistant
                                                          Vice President (1994-1997)
                                                          of Hartford Life Insurance
                                                          Company.

DAVID N. LEVENSON             Vice         Since 2001     Mr. Levenson serves as             N/A           N/A
(age 37)                      President                   Senior Vice President of
c/o Hartford HLS Funds                                    Hartford Life Insurance
P.O. Box 2999                                             Company's Retail Product
Hartford, CT 06104-2999                                   Management Group and is
                                                          responsible for all retail
                                                          product management and
                                                          profitability. Mr. Levenson
                                                          is also a Senior Vice
                                                          President of HIFSCO. In
                                                          addition, he serves as
                                                          Vice President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc. Mr. Levenson
                                                          joined The Hartford in 1995.

OFFICERS AND INTERESTED DIRECTORS



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                      IN FUND
                               POSITION    OFFICE* AND                                    COMPLEX        OTHER
                                 HELD       LENGTH OF                                    OVERSEEN     DIRECTORSHIPS
    NAME, AGE AND              WITH THE       TIME          PRINCIPAL OCCUPATION(S)          BY          HELD BY
       ADDRESS                  COMPANY      SERVED           DURING PAST 5 YEARS         DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS               Vice         Since 2001     Mr. Walters serves as              N/A           N/A
(age 41)                      President                   Executive Vice President
c/o Hartford HLS Funds                                    and Director of the
P.O. Box 2999                                             Investment Products
Hartford, CT 06104-2999                                   Division of Hartford Life
                                                          Insurance Company.
                                                          Mr. Walters is also a
                                                          Managing Member and
                                                          Executive Vice President of
                                                          HIFSCO and HL Advisors.
                                                          In addition, he is Vice
                                                          President of Hartford
                                                          Series Fund, Inc., The
                                                          Hartford Mutual Funds,
                                                          Inc., The Hartford Mutual
                                                          Funds II, Inc. and The
                                                          Hartford Income Shares
                                                          Fund, Inc. Previously, he
                                                          Mr. Walters was with First
                                                          Union Securities.


*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.


**"Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HL Advisors, Hartford Investment Management or affiliated companies.


     All directors and officers of Hartford HLS Series Fund II, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being an officer of Hartford HLS Series Fund II, Inc., Mr. Znamierowski is also a director of two other registered investment companies in the fund complex and an officer of four other registered investment companies in the fund complex.


     STANDING COMMITTEES. The board of directors of the Company has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Company. The Audit Committee (i) oversees the HLS Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the HLS Funds' financial statements and the independent audit thereof, and
(iii) acts as a liaison between the HLS Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee met _______ times and _________ time[s], respectively, during the fiscal year ended December 31, 2003.

     The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2003 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS



                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                           INVESTMENT COMPANIES OVERSEEN BY
                                  DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
     NAME OF DIRECTOR                           THE FUND                               COMPANIES
Lynn S. Birdsong

Winifred Ellen Coleman

Dr. Robert M. Gavin

Duane E. Hill

Phillip O. Peterson

Millard Handley Pryor, Jr.



INTERESTED DIRECTORS



                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                           INVESTMENT COMPANIES OVERSEEN BY
                                  DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
     NAME OF DIRECTOR                           THE FUND                               COMPANIES
Thomas M. Marra

Lowndes Andrew Smith



     COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2003 and certain other information.



                                                         PENSION OR                            TOTAL COMPENSATION
                                    AGGREGATE       RETIREMENT BENEFITS     ESTIMATED ANNUAL   FROM THE HLS FUNDS
                                COMPENSATION FROM    ACCRUED AS PART OF      BENEFITS UPON      AND FUND COMPLEX
   NAME OF PERSON, POSITION        THE COMPANY         FUND EXPENSES           RETIREMENT      PAID TO DIRECTORS*
--------------------------------------------------------------------------------------------------------------------
Lynn S. Birdsong,
Director**

Winifred E. Coleman,
Director

Dr. Robert M. Gavin,
Director

Duane E. Hill, Director

Phillip O. Peterson, Director

Millard H. Pryor, Jr.,
Director

Lowndes A. Smith, Director

John K. Springer,
Director***



*As of December 31, 2003, five registered investment companies in the fund complex paid compensation to the directors.

**Newly elected director on May 13, 2003.

***Retired from board of directors, effective May 14, 2003.

     [As of March 31, 2004, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each HLS Fund.]

     The Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

     The Company, on behalf of each HLS Fund, has entered into an investment management agreement with HL Investment Advisors LLC ("HL Advisors"). The investment management agreement provides that HL Advisors, subject to the supervision and approval of the Company's board of directors, is responsible for the management of each HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. The investment management agreement does not require HL Advisors to bear the costs of the HLS Funds' transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Administrative services provided by Hartford Life to the HLS Funds are covered by the management fee paid by each HLS Fund to HL Advisors under the applicable investment management agreement. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, each HLS Fund pays for these services directly.

     HL Advisors has entered into sub-advisory agreements with the subadvisers of each HLS Fund. Under the sub-advisory agreements, subject to the general supervision of the board of directors and HL Advisors, the subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

     The Company has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new subadvisers, with approval by the board of directors and without obtaining approval from those contract holders that participate in the applicable Fund. Within 90 days after hiring any new subadviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated subadviser unless contract holders approve such agreement.

     The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the contract holders participating in the relevant Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the "1934 Act"), except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in
     Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for an HLS Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the HLS Fund and the contract holders participating in that HLS Fund and does not involve a conflict of interest from which HL Advisors or the affiliated subadviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to the Company and the HLS Funds, including overall supervisory responsibility for the general management and investment of each HLS Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set each HLS Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of an HLS Fund's assets; (c) allocate and, when appropriate, reallocate an HLS Fund's assets among multiple subadvisers; (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the relevant HLS Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. The Company will include in its registration statement the aggregate fee disclosure.


     Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the HLS Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

     HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-HLS Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

     When a subadviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.


     As provided by the investment management agreement, each HLS Fund pays a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value as follows:


INVESTMENT MANAGEMENT FEES


BLUE CHIP STOCK HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $100,000,000                                             0.900%
Amount over $100 million                                       0.850%

CAPITAL OPPORTUNITIES HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $200,000,000                                             0.900%
Next $300,000,000                                              0.850%
Amount over $500 million                                       0.800%

INTERNATIONAL STOCK HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $100,000,000                                             0.850%
Amount over $100 million                                       0.800%

LARGECAP GROWTH HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $100,000,000                                             0.900%
Next $100,000,000                                              0.850%
Amount over $200 million                                       0.800%

MIDCAP STOCK HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $100,000,000                                             0.900%
Next $150,000,000                                              0.850%
Amount over $250 million                                       0.800%

MULTISECTOR BOND HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $100,000,000                                             0.750%
Amount over $100 million                                       0.650%

SMALLCAP VALUE HLS FUND


AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------

First $50,000,000                                              0.900%
Amount over $50 million                                        0.850%

     HL Advisors, not any HLS Fund, pays the sub-advisory fees to the subadvisers. The sub-advisory fee rates are as follows:


SUB-ADVISORY FEES



FUND                                              SUBADVISER        AVERAGE DAILY NET ASSETS               ANNUAL RATE
----                                              ----------        ------------------------               -----------
Blue Chip Stock HLS Fund                        T. Rowe Price       For the first $50 million                0.500%
                                                                    For assets over $50 million              0.400%

Capital Opportunities HLS Fund and             Holland Capital      For the first $100 million               0.400%
LargeCap Growth HLS Fund                                            For the next $100 million                0.300%
                                                                    For the next $300 million                0.250%
                                                                    For the next $500 million                0.200%
                                                                    For assets over $1 billion               0.150%

International Stock HLS Fund                        Lazard          For the first $100 million               0.450%
                                                                    For assets over $100 million             0.375%

MidCap Stock HLS Fund                              Dreyfus          For the first $100 million               0.500%
                                                                    For the next $150 million                0.450%
                                                                    For assets over $250 million             0.400%

Multisector Bond HLS Fund                            AIM            For the first $200 million               0.450%
                                                                    For assets over $200 million             0.400%

SmallCap Value HLS Fund                             Janus           For the first $50 million                0.500%
                                                                    For assets over $50 million              0.450%


     For the SmallCap Value HLS Fund, Janus Capital Management LLC ("Janus") pays Perkins, Wolf, McDonnell and Company, LLC ("Perkins") an amount equal to ..25 of 1% of the Fund's first $50 million of average daily net assets and .225 of 1% of the Fund's net assets in excess of $50 million.

     The HLS Funds paid the following advisory fees to their previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:


HLS FUND NAME                                    2003              2002               2001
-------------                                    ----              ----               ----
Blue Chip Stock HLS Fund                                       $ 1,683,689        $ 2,198,208
Capital Opportunities HLS Fund                                 $   177,976        $   188,026
International Stock HLS Fund                                   $   807,055        $ 1,030,103
LargeCap Growth HLS Fund                                       $   594,227        $   815,547
MidCap Stock HLS Fund                                          $   429,782        $   367,450
Multisector Bond HLS Fund                                      $   225,632        $   208,128
SmallCap Value HLS Fund                                        $   901,570        $   733,107


     For the last three fiscal years, HL Advisors (on or after April 2, 2001) or the HLS Funds' previous investment adviser (prior to April 2, 2001) paid sub-advisory fees to their respective subadviser as follows:


HLS FUND NAME                                     2003                2002              2001
-------------                                     ----                ----              ----
Blue Chip Stock HLS Fund                                          $  818,795        $ 1,060,921
Capital Opportunities HLS Fund*                                   $   98,875        $    89,323
International Stock HLS Fund                                      $  426,004        $   534,401
LargeCap Growth HLS Fund**                                        $  330,441        $   453,301
MidCap Stock HLS Fund                                             $  238,768        $   204,140
Multisector Bond HLS Fund                                         $  135,731        $   124,878
SmallCap Value HLS Fund                                           $  489,066        $   399,879



     * Reflects sub-advisory fees paid to Capital Opportunities HLS Fund's previous subadviser for the fiscal year ended December 31, 2003.

     ** Reflects sub-advisory fees commencing December 19, 2003 when Holland Capital Management, L.P. ("Holland Capital") became the subadviser for LargeCap Growth HLS Fund. Sub-advisory fees in the amount of $______________ were paid to LargeCap Growth HLS Fund's previous subadviser for the period January 1, 2003 to December 18, 2003.


     Pursuant to the investment management agreement and investment sub-advisory agreements, neither HL Advisors, nor the subadvisers are liable to the HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence (willful misfeasance, bad faith or negligence in the case of International Stock HLS Fund and LargeCap Growth HLS Fund) on the part of the subadvisers in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2003, HL Advisors had over $53.1 billion in assets under management.


     At a meeting of the board of directors of the Company on August 5, 2003, the board of directors unanimously approved the renewal of the existing investment management agreements and investment sub-advisory agreements with respect to the HLS Funds (except for sub-advisory agreements with respect to Capital Opportunities HLS Fund and LargeCap Growth HLS Fund as discussed below). In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the HLS Funds by HL Advisors and each of the investment subadvisers, including the performance of each HLS Fund relative to an appropriate benchmark as well as compared to the HLS Fund's appropriate peer group. The board also reviewed the investment management fees paid to HL Advisors, and by HL Advisors to the investment subadvisers. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for the HLS Funds that gradually decrease as assets increase. The board considered the high quality of the services performed for each HLS Fund by HL Advisors and the subadvisers, including the extensive research capabilities and fundamental analysis performed. The board also considered the strong long term experience of HL Advisors and the subadvisers, the compliance structure and systems established by HL Advisors and the subadvisers, the financial viability of HL Advisors and the subadvisers and HL Advisors' or the subadvisers' control over the investment expenses such as transaction costs.

     The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the HLS Funds. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the HLS Funds. Finally, the board reviewed information regarding the costs of providing advisory services to the HLS Funds, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the HLS Funds and their shareholders for the board to renew the existing investment management agreement and investment sub-advisory agreement with respect to each HLS Fund, as applicable.

     At a meeting of the board of directors of the Company on November 4, 2003, with respect to LargeCap Growth HLS Fund, and January 27-28, 2004, with respect to Capital Opportunities HLS Fund, the board of directors unanimously approved investment sub-advisory agreements with respect to these HLS Funds. In this regard, the board of directors considered several factors relating to the sub-advisory agreements, including the following factors. The board reviewed the quality of the services to be provided to these HLS Funds by Holland Capital and reviewed historical performance information. The board also reviewed the fees to be paid to Holland Capital. Based upon its review, the board concluded that it is in the interest of each of LargeCap Growth HLS Fund and Capital Opportunities HLS Fund and their respective shareholders for the board to approve the investment sub-advisory agreements with respect to each of these HLS Funds.


     In arriving at their decision to approve or renew each of the agreements, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

     The investment management agreements and investment sub-advisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreements may be terminated without penalty on 60 days' written notice to HL Advisors by the board of directors of the Company, by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund, or on 60 days' written notice by HL Advisors to the applicable HLS Fund.


     The investment sub-advisory agreements may be terminated at any time without the payment of any penalty by the board of directors of the Company upon 60 days' written notice to HL Advisors and the subadviser, by vote of a majority of the outstanding voting securities of the respective HLS Fund, or by the subadviser upon 60 days' written notice to HL Advisors and the Company. For each of Capital Opportunities HLS Fund and LargeCap Growth HLS Fund, the investment sub-advisory agreements may be terminated at any time without the payment of any penalty either by the board of directors of the Company or by vote of a majority of Capital Opportunities HLS Fund's or LargeCap Growth HLS Fund's outstanding voting securities, as applicable, or by HL Advisors on 60 days' written notice to the subadviser, or by the subadviser on 90 days' written notice to HL Advisors. For Multisector Bond HLS Fund, the investment sub-advisory agreement may be terminated at any time without the payment of any penalty by the board of directors of the Company or by vote of a majority of the outstanding voting securities of Multisector Bond HLS Fund upon 60 days' written notice, or by the subadviser upon 60 days' written notice. For SmallCap Value HLS Fund, the investment sub-advisory agreement between HL Advisors and Janus may be terminated at any time without the payment of any penalty by the board of directors of the Company, by vote of a majority of the outstanding voting securities of SmallCap Value HLS Fund, or by Janus, upon 60 days' written notice to the other party. The investment sub-advisory agreements also terminate automatically upon the termination of the corresponding investment management agreement. In addition, for SmallCap Value HLS Fund, the investment sub-advisory agreement between Janus and Perkins may be terminated at any time without the payment of any penalty by the board of directors of the Company, by vote of a majority of the outstanding voting securities of SmallCap Value HLS Fund, or by Janus, on not less than 30 nor more than 60 days' written notice to Perkins, and by Perkins upon 90 days' written notice to Janus and the Company.


     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

     The Company and HL Advisors have each adopted a Code of Ethics designed to protect the interests of each HLS Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by an HLS Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors and HL Advisors, the subadvisers are primarily responsible for the investment decisions of each applicable HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While each subadviser generally seeks reasonably competitive spreads or commissions, the HLS Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, the subadvisers may direct certain brokerage transactions to broker/dealers that pay for certain services used by the HLS Funds.


     The subadvisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the subadvisers may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     While the subadvisers seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, broker-dealers who provide investment research to the subadvisers may receive orders for transactions from the subadvisers. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to the subadvisers, or their affiliates, in advising various of their clients (including the HLS Funds), although not all of these services are necessarily useful and of value in managing the HLS Funds. The management fee paid by an HLS Fund is not reduced because the subadvisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the 1934 Act, a subadviser may cause an HLS Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the subadviser an amount in respect of securities transactions for the HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

     Investment decisions for the HLS Funds are made independently from those of any other clients that are managed by the subadvisers or their affiliates. If, however, accounts managed by the subadvisers are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in a manner determined by the subadviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue). Likewise, if accounts managed by the subadvisers are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

     Accounts managed by the subadvisers (or their affiliates) may hold securities held by an HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by the subadviser for one or more clients when one or more clients are selling the same security.

     For the last three fiscal years, each HLS Fund has paid the following brokerage commissions:


 HLS FUND NAME                            2003         2002            2001
 -------------                            ----         ----            ----
 Blue Chip Stock HLS Fund                           $  209,303      $  229,428
 Capital Opportunities HLS Fund                     $   64,493      $   57,284
 International Stock HLS Fund                       $  203,126      $  277,398
 LargeCap Growth HLS Fund                           $  112,509      $  138,054
 MidCap Stock HLS Fund                              $  102,052      $   71,808
 SmallCap Value HLS Fund                            $  246,220      $  148,269



     Multisector Bond HLS Fund did not pay brokerage commissions during its last three fiscal years.


     In general, changes in the amount of brokerage commissions paid by an HLS Fund are due primarily to that HLS Fund's asset growth, cash flows and changes in portfolio turnover.


     The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2003.



                                      COMMISSIONS PAID TO     TOTAL AMOUNT OF TRANSACTION TO
                                      FIRMS FOR EXECUTION         FIRMS FOR EXECUTION AND
       HLS FUND NAME                 AND RESEARCH SERVICES           RESEARCH SERVICES
       -------------                 ---------------------    ------------------------------
  Blue Chip Stock HLS Fund
  International Stock HLS Fund
  LargeCap Growth HLS Fund
  MidCap Stock HLS Fund
  SmallCap Value HLS Fund



     [LargeCap Growth HLS Fund paid Sanford C. Bernstein & Co., LLC ("Sanford Bernstein"), an affiliate of LargeCap Growth HLS Fund's subadviser, commissions in the amount of $435, $1,505 and $___________ for the fiscal years ended December 31, 2001, December 31, 2002 and December 31, 2003, respectively. The percentage of LargeCap Growth HLS Fund's aggregate brokerage commissions paid to Sanford Bernstein, and the percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through Sanford Bernstein, for the fiscal year ended December 31, 2003 was _____% and _____%, respectively.]

     The following table identifies the HLS Funds' regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the HLS Funds have acquired during the fiscal year ended December 31, 2003 and the value of each HLS Fund's aggregate holdings of each such issuer as of December 31, 2003.



HLS FUND NAME                     REGULAR BROKER OR DEALER    AGGREGATE VALUE
-------------                     ------------------------    ---------------
Blue Chip Stock HLS Fund


Capital Opportunities HLS Fund


International Stock HLS Fund


LargeCap Growth HLS Fund


MidCap Stock HLS Fund


Multisector Bond HLS Fund


                                HLS FUND EXPENSES

     Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each HLS Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under certain HLS Fund's Rule 12b-1 distribution plan for Class IB shares, which are offered by other HLS Funds through a separate SAI, and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                            DISTRIBUTION ARRANGEMENTS

     Each HLS Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates, and by entities associated with The Hartford, Fortis Benefits and First Fortis, and to certain qualified retirement plans.


     The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HLS Funds' shares and/or for the servicing of those shares.


                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase or sale (redemption) of HLS Fund shares, see "Purchase and Redemption of Fund Shares" in the HLS Funds' prospectus.

                            SUSPENSION OF REDEMPTIONS

     Under unusual circumstances, an HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds' prospectus. The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by each HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the board of directors. HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the official closing price or at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the HLS Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company's board of directors.

     Foreign securities markets may trade on days when an HLS Fund does not compute its net asset value or may close at times that differ from the close of the NYSE. If an event that affects the value of a security occurs after the publication of market quotations used by an HLS Fund to price its securities but before the close of regular trading on the NYSE, the HLS Funds may use fair-value estimates as determined under procedures established by the board of directors.


     Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

     CAPITAL STOCK The board of directors of the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. Currently, Class IB shares are only being offered for SmallCap Value HLS Fund and for certain other portfolios (series) of the Company (Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund), that are offered through separate SAIs. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.


     Pursuant to state insurance law, Fortis Benefits, or its affiliates, is the owner of all HLS Fund shares held in separate accounts of Fortis Benefits or its affiliates (such shares are held for the benefit of contractholders and policy owners). Except as described below, Fortis Benefits (or its affiliates), as of March 31, 2004, was the sole shareholder of record of each HLS Fund.

     Hartford Life is the only other shareholder of any of the HLS Funds owning more than 5% of the outstanding shares of an HLS Fund. As of March 31, 2004, Hartford Life owned shares in the following HLS Funds:



                                            PERCENTAGE OF OWNERSHIP
                     HLS FUND                      CLASS IA
                     --------               -----------------------


     SHARE CLASSES Under SmallCap Value HLS Fund's multi-class plan, shares of each class of SmallCap Value HLS Fund represent an equal pro-rata interest in that Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Company's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

     VOTING Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Most of the shares of the HLS Funds are held of record by insurance companies. The insurance companies will generally vote HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

     Matters in which the interests of all the HLS Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent auditors) are voted on by all shareholders without regard to the separate HLS Funds. Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund. Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund. Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

     OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                    n
                              P(1+T)  = ERV

Where:

P      =    a hypothetical initial payment of $1,000, less the maximum sales load applicable to a Fund

T      =    average annual total return

n      =    number of years

ERV    =    ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

     The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

     Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

     Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standarized Returns"). Non-Standarized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.


     The chart below sets forth certain standardized and non-standardized performance information for periods ending on December 31, 2003 for the Class IA shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

     The manner in which total return and yield are calculated is described in this section. The following table sets forth the average annual total return and, where applicable, the yield for each HLS Fund shown for periods ending December 31, 2003.



                                                      TOTAL RETURN                       YIELD
                                           ----------------------------------------------------
HLS FUND                                     SINCE                                       30-DAY
(INCEPTION DATE)                           INCEPTION    1 YEAR    5 YEARS    10 YEARS    YIELD
                                           ---------    ------    -------    --------    ------
Blue Chip Stock HLS Fund
   Class IA (May 1, 1996)                                                       N/A        N/A
Capital Opportunities HLS Fund
   Class IA (May 1, 2000)                                           N/A         N/A        N/A
International Stock HLS Fund
   Class IA (January 3, 1995)                                                   N/A        N/A
LargeCap Growth HLS Fund
   Class IA (May 1, 1998)                                                       N/A        N/A
MidCap Stock HLS Fund
   Class IA (May 1, 1998)                                                       N/A        N/A
Multisector Bond HLS Fund
   Class IA (January 3, 1995)                                                   N/A        N/A
SmallCap Value HLS Fund
   Class IA (May 1, 1998)                                                       N/A        N/A


     Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends and Distributions" and "Federal Income Taxes" in the HLS Funds' prospectus).

     Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                             a-b    6
                          2[(--- +1)  - 1]
                             cd

Where:

a      =    net investment income earned during
            the period attributable to the subject
            class

b      =    net expenses accrued for the period
            attributable to the subject class

c      =    the average daily number of shares of
            the subject class outstanding during
            the period that were entitled to
            receive dividends

d      =    the maximum offering price per share
            of the subject class on the last day
            of the period

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

     The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

     The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Lehman Brothers Aggregate Bond Index is an unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

     The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial-backed securities. To be eligible for inclusion a security must meet the following rules: must have at least one year to final maturity; must have at least $150 million of par outstanding; must be rated investment grade by Moody's, or if no Moody's rating is available, it must be rated at least investment grade by either S&P or Fitch, Inc.; must be fixed rate and must be publicly issued.

     The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, bonds and foreign targeted issues are not included in the Lehman Brothers Government Bond Index.

     The Lehman Brothers Government/Credit Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Brothers Government/Credit Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

     The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years.

     The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more.

     The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

     The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.


     The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index.


     The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

     The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE Index") is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However,

EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

     The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

     The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization-weighted, total return index that measures performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and shares classes which cannot be freely purchased by foreigners.

     The MSCI AC (All Country) World Index Free-Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

     The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

     The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

     In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute), may be used to illustrate investment attributes of the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

     From time to time, in reports or promotional literature, the HLS Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the HLS Funds; the HLS Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The HLS Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

     From time to time, the HLS Funds and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the HLS Funds' portfolios and the HLS Funds' top ten holdings;
     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
     - Allegorical stories illustrating the importance of persistent long-term investing;
     - An HLS Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.;
     - Historical information regarding HL Advisors, the subadvisers and their affiliates; and
     -    Historical information regarding the asset size of one or more HLS
          Funds.

     Each HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

     From time to time the Company may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and reduces an investor's return under the Contract. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE HLS FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

     Each HLS Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each HLS Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If an HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which the Company intends each HLS Fund to do), then under the provisions of Subchapter M, the HLS Fund should have little or no income taxable to it under the Code. In particular, an HLS Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

     An HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the HLS Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the HLS Fund's taxable year, (a) at least 50% of the value of the HLS Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HLS Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the HLS Funds' only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

     Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     - no more than 55% of a Fund's total assets may be represented by any one investment
     -    no more than 70% by any two investments
     -    no more than 80% by any three investments
     -    no more than 90% by any four investments

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these HLS Funds' assets to be invested within various countries is not now known. The Company intends that the HLS Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

     An HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HLS Fund and defer losses of the HLS Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the HLS Fund, (2) could require such an HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of each HLS Fund, seeks to make the appropriate tax elections on behalf of the HLS Fund and seeks to make the appropriate entries in the HLS Fund's books and records when the HLS Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the HLS Fund as a REGULATED INVESTMENT COMPANY.

     If for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the HLS Funds' investment advisers and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HLS Fund's investment subadviser might otherwise select.

     As of December 31, 2003, the following HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.


                                                         EXPIRATION DATES:
     HLS FUND NAME                           AMOUNT         DECEMBER 31,

                                                         EXPIRATION DATES:
     HLS FUND NAME                           AMOUNT         DECEMBER 31,




     If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.


     Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.

     Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because an HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HLS Fund generally are not subject to federal income tax on HLS Fund earnings or distributions or on gains realized upon the sale or redemption of HLS Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

     Portfolio securities of each HLS Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The transfer agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

     Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Funds' distributor.

                              INDEPENDENT AUDITORS


     The audited financial statements and the financial highlights for the fiscal years ended December 31, 2003 and December 31, 2002 have been audited by ________________________, independent auditors, as set forth in their report with respect thereto. Such financial statements and financial highlights, and the audited financial statements and the financial highlights for the periods ended on or before December 31, 2001, are incorporated by reference herein in reliance upon such reports given on the authority of the independent auditors as experts in accounting and auditing. The principal business address of ______________________________ is ______________________________.

     On August 1, 2002, the board of directors of Hartford HLS Series Fund II, Inc. dismissed _______________, _______________, as the independent public accountants to the HLS Funds and engaged _______________ on that same date. The Company's Audit Committee recommended the change of independent accountants.

     During the two most recent fiscal years ended December 31, 2003 and December 31, 2002, the audit reports of ______________ contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with _____________ or ____________ on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of _____________ or ____________ would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the 1934 Act.

                      PROXY VOTING POLICIES AND PROCEDURES

     Each HLS Fund has granted to its respective subadviser, or Perkins in the case of SmallCap Value HLS Fund, the authority to vote proxies on its behalf with respect to the assets managed by the subadviser, or Perkins, as applicable. A summary of each subadviser's and Perkins' proxy voting policies and procedures is set forth as Appendix B to this SAI.


                              FINANCIAL STATEMENTS


     The Company's audited financial statements for the years ended December 31, 2003 and December 31, 2002, together with the notes thereto and report of __________________________, independent auditors to the Company, and the audited financial statements for the periods ended on or before December 31, 2001, together with the notes thereto and reports of _________________, contained in the Company's annual report as filed with the SEC, are incorporated by reference into this SAI.

                                   APPENDIX A


     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -  Leading market positions in well-established industries.

  -  High rates of return on funds employed.

  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

 Liquidity ratios are adequate to meet cash requirements.

 Liquidity ratios are basically as follows, broken down by the type of issuer:

          Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

          Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

          Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

 The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

 The issuer has access to at least two additional channels of borrowing.

 Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

 Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

 The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

     FITCH, INC.

     The following ratings scale applies to foreign currency and local currency ratings.

     INVESTMENT GRADE

     AAA

     Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA

     Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A

     High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB

     Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     SPECULATIVE GRADE

     BB

     Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B

     Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C

     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, D

     Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     FITCH, INC.

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1

     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2

     Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3

     Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B

     Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C

     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D

     Default.  Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                   APPENDIX B

      SUMMARY OF HOLLAND CAPITAL MANAGEMENT, L.P. PROXY VOTING POLICIES AND
                                   PROCEDURES

Holland Capital Management, L.P. ("Holland") has adopted a Proxy Voting Policies and Procedures ("Guidelines") setting forth how it will exercise proxies for securities in the accounts of clients where Holland has voting discretion for such securities. If a client requests authority to vote shares owned by it, generally or in a specific situation, Holland will honor such request. Otherwise, Holland will exercise proxies pursuant to the Guidelines as administered by its Investment Policy Committee. The Investment Policy Committee consists of the firm's securities analysts, portfolio managers and Chief Investment Officer. The Guidelines set forth Holland's voting policies in general, in certain specified situations and where there is a conflict of interest between Holland and the client. Copies of the Guidelines are available to clients upon request.

Upon request, a client will be promptly furnished with a statement as to how Holland exercised proxies for all or one or more securities in that client's account for the annual and any special shareholder meetings held during the period each security was in that client's account.

                    PERKINS, WOLF, MCDONNELL AND COMPANY, LLC
                              PROXY VOTING SUMMARY

Perkins, Wolf, McDonnell and Company, LLC ("Perkins Wolf") votes proxies in the best interest of its shareholders. Perkins Wolf will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

PROXY VOTING PROCEDURES

Perkins Wolf has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins Wolf portfolio managers vote proxies on securities held by the portfolio Perkins Wolf manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins Wolf portfolio managers are responsible for proxy votes on securities they own in the portfolio they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins Wolf has delegated the administration of its proxy voting to Janus Capital Management LLC ("Janus"). Janus, on Perkins Wolf's behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins Wolf believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Starting in August 2004, on an annual basis, Janus, on Perkins Wolf's behalf, will provide its proxy voting record for each mutual fund subadvised by Perkins Wolf for the one-year period ending on June 30th on Janus' website.

PROXY VOTING POLICIES

As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

BOARD OF DIRECTORS ISSUES

Perkins Wolf will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins Wolf will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins Wolf will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

AUDITOR ISSUES

Perkins Wolf will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

EXECUTIVE COMPENSATION ISSUES

Perkins Wolf reviews executive compensation plans on a case by case basis. However, Perkins Wolf will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins Wolf will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

GENERAL CORPORATE ISSUES

Perkins Wolf will generally oppose proposals for different classes of stock with different voting rights. Perkins Wolf will review anti-takeover measures on a case by case basis. Perkins Wolf will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case by case basis.

SHAREHOLDER PROPOSALS

If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins Wolf will generally vote pursuant to that Perkins Wolf Guideline. Otherwise, Perkins Wolf will generally oppose the shareholder proposal.

                  AIM: SUMMARY OF PROXY POLICIES AND PROCEDURES

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.   BOARDS OF DIRECTORS

     A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

II.  INDEPENDENT AUDITORS

     A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

III. COMPENSATION PROGRAMS

     Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

IV.  CORPORATE MATTERS

     We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

V.   SHAREHOLDER PROPOSALS

     Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

     AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser or subadviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

PROXY ADMINISTRATION
The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

FIDUCIARY CONSIDERATIONS
T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS
When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. ROWE PRICE VOTING POLICIES
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

ELECTION OF DIRECTORS
T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

EXECUTIVE COMPENSATION
Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES
T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

MONITORING AND RESOLVING CONFLICTS OF INTEREST
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

REPORTING
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

    SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF DREYFUS

Dreyfus, through its participation on the Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the fund.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.

    INFORMATION REGARDING LAZARD ASSET MANAGEMENT LLC'S PROXY VOTING POLICIES

A.   INTRODUCTION

     As a fiduciary, Lazard Asset Management LLC ("Lazard") is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interest, and within the framework of that Policy.

     Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

B.   ADMINISTRATION AND IMPLEMENTATION OF PROXY VOTING PROCESS

     Lazard's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to Lazard's Chief Operations Officer. Oversight of the process is provided by Lazard's Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

     Lazard's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with Lazard's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

C.   TYPES OF PROPOSALS

     Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard's Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.

D.   CONFLICTS OF INTEREST

     Lazard's Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services ("ISS"). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS's thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation.

E.   HOW TO OBTAIN INFORMATION

A copy of Lazard's Proxy Voting Policy is available on request. If you would like to receive a copy of the Proxy Voting Policy, or information about how Lazard voted securities held in your account, you should contact your Lazard representative, or, alternatively, you can call Richard Kowal, Lazard's Proxy Administrator, at (212) 632-6985. If Lazard manages your account through a wrap or similar program, you should contact your account representative, who will be able to obtain the information for you.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD SMALLCAP VALUE HLS FUND
                                   a series of
                        HARTFORD HLS SERIES FUND II, INC.


                                    CLASS IB


       This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund. The Fund's audited financial statements as of December 31, 2003 appearing in the Annual Report to Shareholders of Hartford HLS Series Fund II, Inc. are incorporated herein by reference. A free copy of the Annual Report and prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectus:  May 1, 2004
Date of Statement of Additional Information: May 1, 2004

TABLE OF CONTENTS


                                                                            PAGE
GENERAL INFORMATION                                                           1
INVESTMENT OBJECTIVES AND POLICIES                                            1
FUND MANAGEMENT                                                              14
INVESTMENT MANAGEMENT ARRANGEMENTS                                           21
PORTFOLIO TRANSACTIONS AND BROKERAGE                                         24
FUND EXPENSES                                                                25
DISTRIBUTION ARRANGEMENTS                                                    25
PURCHASE AND REDEMPTION OF SHARES                                            26
SUSPENSION OF REDEMPTIONS                                                    27
DETERMINATION OF NET ASSET VALUE                                             27
OWNERSHIP AND CAPITALIZATION OF THE FUND                                     27
INVESTMENT PERFORMANCE                                                       28
TAXES                                                                        32
CUSTODIAN                                                                    34
TRANSFER AGENT                                                               34
DISTRIBUTOR                                                                  35
INDEPENDENT AUDITORS                                                         35
PROXY VOTING POLICIES AND PROCEDURES                                         35
FINANCIAL STATEMENTS                                                         35

APPENDIX A                                                                  A-1
APPENDIX B                                                                  B-1

                               GENERAL INFORMATION


       This SAI relates to the Class IB shares of the Hartford SmallCap Value HLS Fund (the "Fund"). The Fund serves as an underlying investment vehicle for variable annuity and variable life insurance separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis") and for certain qualified retirement plans. The Fund offers Class IA and Class IB shares. Class IA shares are offered through one prospectus describing that class, while Class IB shares are offered through another prospectus describing that class. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to the Fund. HL Advisors and Hartford Life are indirect wholly-owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $225.9 billion in assets as of December 31, 2003. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly-owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.


       The Fund is an investment portfolio (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (the "Company") registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002, Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Fund was named as follows:

       PREVIOUS FUND NAME:                      CURRENT FUND NAME:

       Fortis Small Cap Value Series            Hartford SmallCap Value HLS Fund

       The Fund is a diversified fund.

       The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in the Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes.

       The Hartford SmallCap Value HLS Fund commenced operations in 1998.

                       INVESTMENT OBJECTIVES AND POLICIES

       Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.     FUNDAMENTAL RESTRICTIONS OF THE FUND

       The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund (or a class of the outstanding shares of the Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

       The investment objectives and principal investment strategies of the Fund are set forth in the prospectus. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by certain non-fundamental restrictions and policies applicable to the Fund.

       1. The Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

       2. The Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

       3. The Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

       4. The Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

       5. The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

       6. The Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

              The investment objective of the Fund is non-fundamental and may be changed without a shareholder vote.

B.     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND.

       The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

              The Fund may not:

       1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

       2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

       3. Purchase securities while outstanding borrowings exceed 5% of the its total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

       4.     Sell securities short except for short sales against the box.

       5.     Invest more than 15% of its net assets in illiquid securities.

       6. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

C.     NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

       The Fund must:

       1. Maintain its assets so that, at the close of each quarter of its taxable year,

              (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

              (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

              These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.


       7. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

              (c) no more than 55% of the value of the assets in the Fund is represented by any one investment,

              (d) no more than 70% of the value of the assets in the Fund is represented by any two investments,

              (e) no more than 80% of the value of the assets in the Fund is represented by any three investments, and

              (f) no more than 90% of the value of the total assets of the Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.


D.     MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

       The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. A further description of certain investment strategies used by the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

       Certain descriptions in the prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

       MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the subadviser, subject to the overall supervision of HL Advisors. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.

       Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

       REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

       The Fund is permitted to enter into fully collateralized repurchase agreements. The board of directors has delegated to the subadviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

       The Fund's subadviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

       In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

       INFLATION-PROTECTED DEBT SECURITIES The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

       If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

       While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

       The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

       Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

       DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

       INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by the Fund's subadviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, the subadviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by the Fund's subadviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

       MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. The Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

       The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

       The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

       Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

       CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

       Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

       ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

       EQUITY SECURITIES The Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

       The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance.

       SMALL CAPITALIZATION SECURITIES The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

       FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

       The Fund is permitted to invest its assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, the subadviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.


       The Fund may invest in debt exchangeable for common stock, debt or equity-linked notes and similar linked securities (E.G., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.


       The Fund may invest in foreign securities without limitation.

       Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

       Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

       From time to time, the Fund may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

       CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

       Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

       The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that the Fund's subadviser deems to be creditworthy.

       The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

       OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

       The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

       The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities it holds or intends to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

       Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

       The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

       The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

       The Fund may only write covered options. See "Asset Coverage" below.

       A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

       The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

       The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

       The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

       The Fund may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

       The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

       Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

       To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

       Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of the subadviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position;
(5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

       SWAP AGREEMENTS The Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

       In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

       The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

       Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

       The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Fund's subadviser to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

       The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the subadviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

       The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on the subadviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the subadviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

       ILLIQUID INVESTMENTS The Fund is permitted to invest in illiquid securities or other illiquid investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when the subadviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the board of directors.

       Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

       WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if the subadviser deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

       DOLLAR ROLLS In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of the subadviser to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before the Fund is able to purchase them, or the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, the Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.




       REITs The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

       Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

       LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies," the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Board, the Fund may use or invest any cash collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the Fund any income accruing thereon.

       Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

       ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

       BORROWING The Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Fund does not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                                 FUND MANAGEMENT

       The Company has a board of directors who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and its officers.

NON-INTERESTED DIRECTORS


                                                                                               NUMBER OF
                                                    TERM OF                                  PORTFOLIOS IN
                                                  OFFICE* AND                                FUND COMPLEX          OTHER
                              POSITION HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS            THE COMPANY      TIME SERVED      DURING PAST 5 YEARS         DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
LYNN S. BIRDSONG              Director            Since 2003   From 1979 to 2002,                 72                N/A
(age 57)                                                       Mr. Birdsong was a managing
c/o Hartford HLS Funds                                         director of Zurich Scudder
P.O. Box 2999                                                  Investments, an investment
Hartford, CT 06104-2999                                        management firm. In 2003,
                                                               Mr. Birdsong became an
                                                               independent director of the
                                                               Atlantic Whitehall Funds
                                                               and The Japan Fund; during
                                                               his employment with
                                                               Scudder, he was an
                                                               interested director of The
                                                               Japan Fund. Since 1981,
                                                               Mr. Birdsong has been a
                                                               partner in Birdsong Company,
                                                               an advertising specialty
                                                               firm. He is also a Director
                                                               of Hartford Series Fund,
                                                               Inc., The Hartford Mutual
                                                               Funds, Inc., The Hartford
                                                               Mutual Funds II, Inc. and
                                                               The Hartford Income Shares
                                                               Fund, Inc.

WINIFRED ELLEN COLEMAN        Director            Since 2002   Ms. Coleman has served as          72                N/A
(age 71)                                                       President of Saint Joseph
c/o Hartford HLS Funds                                         College since 1991 and
P.O. Box 2999                                                  President of Cashel House,
Hartford, CT 06104-2999                                        Ltd. (retail) since 1985.
                                                               She is also a Director of
                                                               Hartford Series Fund, Inc.,
                                                               The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual
                                                               Funds II, Inc. and The
                                                               Hartford Income Shares
                                                               Fund, Inc.

DR. ROBERT M. GAVIN           Director            Since 1986   Dr. Gavin is an educational        72        Dr. Gavin is a
(age 63)                                                       consultant. Prior to                         Director of
c/o Hartford HLS Funds                                         September 1, 2001, he was                    Systems & Computer
P.O. Box 2999                                                  President of Cranbrook                       Technology
Hartford, CT 06104-2999                                        Education Community; and                     Corporation.
                                                               prior to July 1996, he was
                                                               President of Macalester
                                                               College, St. Paul,
                                                               Minnesota. He is also a
                                                               Director of Hartford Series
                                                               Fund, Inc., The Hartford
                                                               Mutual Funds, Inc., The
                                                               Hartford Mutual Funds II,
                                                               Inc. and The Hartford
                                                               Income Shares Fund, Inc.

DUANE E. HILL                 Director            Since 2002   Mr. Hill is Partner                72                N/A
(age 58)                                                       Emeritus and a founding
c/o Hartford HLS Funds                                         partner of TSG Capital
P.O. Box 2999                                                  Group, a private equity
Hartford, CT 06104-2999                                        investment firm that serves
                                                               as sponsor and lead
                                                               investor in leveraged
                                                               buyouts of middle market
                                                               companies. Mr. Hill is also
                                                               a Partner of TSG Ventures
                                                               L.P., a private equity
                                                               investment company that
                                                               invests primarily in
                                                               minority-owned small
                                                               businesses. He is also a
                                                               Director of Hartford Series
                                                               Fund, Inc., The Hartford
                                                               Mutual Funds, Inc., The
                                                               Hartford Mutual Funds II,
                                                               Inc. and The Hartford
                                                               Income Shares Fund, Inc.

NON-INTERESTED DIRECTORS



                                                                                               NUMBER OF
                                                    TERM OF                                  PORTFOLIOS IN
                                                  OFFICE* AND                                FUND COMPLEX          OTHER
                              POSITION HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS            THE COMPANY      TIME SERVED      DURING PAST 5 YEARS         DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
PHILLIP O. PETERSON           Director            Since 2000   Mr. Peterson is a mutual           72                N/A
(age 59)                                                       fund industry consultant.
c/o Hartford HLS Funds                                         He was a partner of KPMG
P.O. Box 2999                                                  LLP until July 1999. In
Hartford, CT 06104-2999                                        January 2004, Mr. Peterson
                                                               was appointed independent
                                                               president of the Strong
                                                               Mutual Funds. He is also a
                                                               Director of Hartford Series
                                                               Fund, Inc., The Hartford
                                                               Mutual Funds, Inc., The
                                                               Hartford Mutual Funds II,
                                                               Inc. and The Hartford
                                                               Income Shares Fund, Inc.

MILLARD HANDLEY PRYOR, JR.    Director            Since 2002   Mr. Pryor has served as            72        Mr. Pryor is a
(age 70)                                                       Managing Director of Pryor                   Director of
c/o Hartford HLS Funds                                         & Clark Company (real                        Infodata
P.O. Box 2999                                                  estate investment),                          Systems, Inc.
Hartford, CT 06104-2999                                        Hartford, Connecticut, since                 (software
                                                               June 1992. He is also a                      company),
                                                               Director of Hartford Series                  CompuDyne
                                                               Fund, Inc., The Hartford                    Corporation
                                                               Mutual Funds, Inc., The                      (security
                                                               Hartford Mutual Funds II,                    products and
                                                               Inc. and The Hartford                        services) and
                                                               Income Shares Fund, Inc.                     August Financial
                                                                                                            Holding Company
                                                                                                            (advisory
                                                                                                            services).


     * Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS



                                                                                               NUMBER OF
                                   POSITION         TERM OF                                  PORTFOLIOS IN
                                  HELD WITH       OFFICE* AND                                FUND COMPLEX          OTHER
                                     THE           LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY      DIRECTORSHIPS
   NAME, AGE AND ADDRESS           COMPANY        TIME SERVED      DURING PAST 5 YEARS         DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**        Director and        Since 2002   Mr. Marra is President and         72        Mr. Marra is a
(age 45)                      Chairman of the                  Chief Operating Officer of                   member of the
c/o Hartford HLS Funds        the Board                        Hartford Life, Inc. He is                    Board of
P.O. Box 2999                                                  also a member of the Board                   Directors of The
Hartford, CT 06104-2999                                        of Directors and a member                    Hartford.
                                                               of the Office of the
                                                               Chairman for The Hartford
                                                               Financial Services Group,
                                                               Inc. ("The Hartford"),
                                                               the parent company of
                                                               Hartford Life. Mr. Marra
                                                               was named President of
                                                               Hartford Life in 2001 and
                                                               COO in 2000, and served as
                                                               Director of Hartford
                                                               Life's Investment Products
                                                               Division from 1998 to 2000.
                                                               He was head of Hartford
                                                               Life's Individual Life and
                                                               Annuities Division from
                                                               1994 to 1998 after being
                                                               promoted to Senior Vice
                                                               President in 1994 and to
                                                               Executive Vice President in
                                                               1996. Mr. Marra is also a
                                                               Managing Member and
                                                               President of Hartford
                                                               Investment Financial
                                                               Services, LLC ("HIFSCO")
                                                               and HL Investment Advisors,
                                                               LLC ("HL Advisors"). He is
                                                               also a Director and
                                                               Chairman of the Board of
                                                               Hartford Series Fund, Inc.,
                                                               The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual
                                                               Funds II, Inc. and The
                                                               Hartford Income Shares
                                                               Fund, Inc.

LOWNDES ANDREW SMITH**        Director            Since 2002   Mr. Smith served as Vice           72                N/A
(age 64)                                                       Chairman of The Hartford
c/o Hartford HLS Funds                                         from February 1997 to
P.O. Box 2999                                                  January 2002, as President
Hartford, CT 06104-2999                                        and Chief Executive Officer
                                                               of Hartford Life, Inc. from
                                                               February 1997 to January
                                                               2002, and as President and
                                                               Chief Operating Officer of
                                                               The Hartford Life Insurance
                                                               Companies from January 1989
                                                               to January 2002. Mr. Smith
                                                               is also a Director of
                                                               Hartford Series Fund, Inc.,
                                                               The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual
                                                               Funds II, Inc. and The
                                                               Hartford Income Shares Fund,
                                                               Inc.

DAVID M. ZNAMIEROWSKI         President           Since 2001   Mr. Znamierowski currently         53                N/A
(age 45)                                                       serves as President of
c/o Hartford HLS Funds                                         Hartford Investment
P.O. Box 2999                                                  Management Company
Hartford, CT 06104-2999                                        ("Hartford Investment
                                                               Management"), Senior Vice
                                                               President for Hartford Life,
                                                               Inc., and Senior Vice
                                                               President and Chief
                                                               Investment Officer for
                                                               Hartford Life Insurance

OFFICERS AND INTERESTED DIRECTORS



                                                                                               NUMBER OF
                                   POSITION         TERM OF                                  PORTFOLIOS IN
                                  HELD WITH       OFFICE* AND                                FUND COMPLEX          OTHER
                                     THE           LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY      DIRECTORSHIPS
   NAME, AGE AND ADDRESS           COMPANY        TIME SERVED      DURING PAST 5 YEARS         DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
                                                               Company. Mr. Znamierowski is
                                                               also a Managing Member and
                                                               Senior Vice President of
                                                               HIFSCO and HL Advisors.
                                                               Mr. Znamierowski is Group
                                                               Senior Vice President and
                                                               Chief Investment Officer for
                                                               The Hartford. In addition,
                                                               he serves as President and
                                                               Director of Hartford Series
                                                               Fund, Inc. and The Hartford
                                                               Mutual Funds, Inc. and as
                                                               President of The Hartford
                                                               Mutual Funds II, Inc. and The
                                                               Hartford Income Shares
                                                               Fund, Inc.

ROBERT W. BELTZ, JR.          Vice President      Since 1993   Mr. Beltz currently serves         N/A               N/A
(age 54)                                                       as Vice President,
500 Bielenberg Drive                                           Securities Operations of
Woodbury, MN 55125                                             Hartford Administrative
                                                               Services Company ("HASCO").
                                                               Since December 2001, he has
                                                               served as Assistant Vice
                                                               President of Hartford Life
                                                               Insurance Company. In
                                                               addition, he is Vice
                                                               President of Hartford
                                                               Series Fund, Inc., The
                                                               Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Shares Fund, Inc.


WILLIAM H. DAVISON, JR.       Vice President      Since 2002   Mr. Davison is a Managing          N/A               N/A
(age 46)                                                       Director and Director of
c/o Hartford HLS Funds                                         Funds Management Group of
P.O. Box 2999                                                  Hartford Investment
Hartford, CT 06104-2999                                        Management. Mr. Davison is
                                                               also a Senior Vice President
                                                               of HIFSCO and HL Advisors. In
                                                               addition, he serves as Vice
                                                               President of Hartford
                                                               Series Fund, Inc., The
                                                               Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Shares Fund, Inc.

BRUCE FERRIS                  Vice President      Since 2002   Mr. Ferris serves as Senior        N/A               N/A
(age 48)                                                       Vice President and a Director
c/o Hartford HLS Funds                                         of Sales and Marketing in the
P.O. Box 2999                                                  Investment Products
Hartford, CT 06104-2999                                        Division of Hartford Life
                                                               Insurance Company. He is also
                                                               a Managing Member of
                                                               HL Advisors. In addition,
                                                               Mr. Ferris is Vice President
                                                               of Hartford Series Fund, Inc.,
                                                               The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual
                                                               Funds II, Inc. and The Hartford
                                                               Income Shares Fund, Inc.

TAMARA L. FAGELY              Vice President      Since 1993   Ms. Fagely has been Vice           N/A               N/A
(age 45)                                                       President of HASCO since
500 Bielenberg Drive                                           1998. Prior to 1998, she
Woodbury, MN 55125                                             was Second Vice President
                                                               of HASCO. Since December
                                                               2001, she has served as
                                                               Assistant Vice President
                                                               of Hartford Life Insurance
                                                               Company. In addition, she is
                                                               Controller of HIFSCO, Vice
                                                               President of Hartford Series
                                                               Fund, Inc. and Vice President,
                                                               Controller and Treasurer of
                                                               The Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Fund, Inc.

OFFICERS AND INTERESTED DIRECTORS



                                                                                               NUMBER OF
                                   POSITION         TERM OF                                  PORTFOLIOS IN
                                  HELD WITH       OFFICE* AND                                FUND COMPLEX          OTHER
                                     THE           LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY      DIRECTORSHIPS
   NAME, AGE AND ADDRESS           COMPANY        TIME SERVED      DURING PAST 5 YEARS         DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
MARY JANE FORTIN              Vice President      Since 2003   Ms. Fortin serves as Senior        N/A               N/A
(age 39)                                                       Vice President and
c/o Hartford HLS Funds                                         Director, Mutual Funds and
P.O. Box 2999                                                  529 Programs for Hartford
Hartford, CT 06104-2999                                        Life. In addition, she is
                                                               Vice President of Hartford
                                                               Series Fund, Inc., The
                                                               Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Shares Fund, Inc. Previously,
                                                               Ms. Fortin served as Senior
                                                               Vice President and Chief
                                                               Accounting Officer of
                                                               Hartford Life. She joined
                                                               Hartford Life in 1997.

GEORGE RICHARD JAY            Vice President,     Since 2001   Mr. Jay serves as Assistant        N/A               N/A
(age 51)                      Controller and                   Vice President of Hartford
c/o Hartford HLS Funds        Treasurer                        Life Insurance Company's
P.O. Box 2999                                                  Equity Products Department.
Hartford, CT 06104-2999                                        He is also Controller of
                                                               HL Advisors and Vice
                                                               President, Controller and
                                                               Treasurer of Hartford Series
                                                               Fund, Inc. and Vice
                                                               President of The Hartford
                                                               Mutual Funds, Inc., The
                                                               Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Shares Fund, Inc.

STEPHEN T. JOYCE              Vice President      Since 2001   Mr. Joyce currently serves         N/A               N/A
(age 44)                                                       as Senior Vice President
c/o Hartford HLS Funds                                         and Director of the
P. O. Box 2999                                                 Institutional Products
Hartford, CT 06104-2999                                        Group for Hartford Life
                                                               Insurance Company. Mr. Joyce
                                                               is also Senior Vice
                                                               President of HL Advisors
                                                               and Vice President of
                                                               Hartford Series Fund, Inc.,
                                                               The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual
                                                               Funds II, Inc. and The
                                                               Hartford Income Shares
                                                               Fund, Inc. Previously, he
                                                               served as Vice President
                                                               (1997-1999) and Assistant
                                                               Vice President (1994-1997)
                                                               of Hartford Life Insurance
                                                               Company.

DAVID N. LEVENSON             Vice President      Since 2001   Mr. Levenson serves as             N/A               N/A
(age 37)                                                       Senior Vice President of
c/o Hartford HLS Funds                                         Hartford Life Insurance
P.O. Box 2999                                                  Company's Retail Product
Hartford, CT 06104-2999                                        Management Group and is
                                                               responsible for all retail
                                                               product management and
                                                               profitability. Mr. Levenson
                                                               is also a Senior Vice
                                                               President of HIFSCO. In
                                                               addition, he serves as Vice
                                                               President of Hartford
                                                               Series Fund, Inc., The
                                                               Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Shares Fund, Inc. Mr. Levenson
                                                               joined The Hartford in 1995.

JOHN C. WALTERS               Vice President      Since 2001   Mr. Walters serves as              N/A                N/A
(age 41)                                                       Executive Vice President
c/o Hartford HLS Funds                                         and Director of the
P.O. Box 2999                                                  Investment Products
Hartford, CT 06104-2999                                        Division of Hartford Life
                                                               Insurance Company. Mr. Walters
                                                               is also a Managing Member and
                                                               Executive Vice President of
                                                               HIFSCO and HL Advisors. In
                                                               addition, he is Vice
                                                               President of Hartford
                                                               Series Fund, Inc., The
                                                               Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc. and The Hartford Income
                                                               Shares Fund, Inc. Previously,
                                                               Mr. Walters was with First
                                                               Union Securities.

OFFICERS AND INTERESTED DIRECTORS



                                                                                               NUMBER OF
                                   POSITION         TERM OF                                  PORTFOLIOS IN
                                  HELD WITH       OFFICE* AND                                FUND COMPLEX          OTHER
                                     THE           LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY      DIRECTORSHIPS
   NAME, AGE AND ADDRESS           COMPANY        TIME SERVED      DURING PAST 5 YEARS         DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR                 Vice President      Since 2001   Mr. Carr has served as             N/A               N/A
(age 49)                      and Secretary                    The Hartford's Assistant
c/o Hartford HLS Funds                                         General Counsel since 1999,
P.O. Box 2999                                                  Counsel since November 1996
Hartford, CT 06104-2999                                        and Associate Counsel since
                                                               November 1995. Mr. Carr is
                                                               also Vice President and
                                                               Assistant Secretary of
                                                               HL Advisors and HIFSCO and
                                                               Assistant Secretary of
                                                               Hartford Investment
                                                               Management. He is also Vice
                                                               President and Secretary of
                                                               Hartford Series Fund, Inc.,
                                                               The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual
                                                               Funds II, Inc. and The
                                                               Hartford Income Shares Fund,
                                                               Inc.


*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.


**"Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HL Advisors, Hartford Investment Management or affiliated companies.


       All directors and officers of Hartford HLS Series Fund II, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being an officer of Hartford HLS Series Fund II, Inc., Mr. Znamierowski is also a director of two other registered investment companies in the fund complex and an officer of four other registered investment companies in the fund complex.


       STANDING COMMITTEES. The board of directors of the Company has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Company. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iii) acts as a liaison between the Fund's independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee met ______ times and ______ time[s], respectively, during the fiscal year ended December 31, 2003.

       The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2003 (i) in the Fund and
(ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS



                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                       SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY               BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                   SECURITIES IN THE FUND                 INVESTMENT COMPANIES
Lynn S. Birdsong

Winifred Ellen Coleman

                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                       SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY               BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                   SECURITIES IN THE FUND                 INVESTMENT COMPANIES
Dr. Robert M. Gavin

Duane E. Hill

Phillip O. Peterson

Millard Handley Pryor, Jr.



INTERESTED DIRECTORS



                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                       SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY               BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                   SECURITIES IN THE FUND                 INVESTMENT COMPANIES
Thomas M. Marra

Lowndes Andrew Smith


       COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2003 and certain other information.


                                                            PENSION OR                               TOTAL COMPENSATION
                                       AGGREGATE        RETIREMENT BENEFITS     ESTIMATED ANNUAL    FROM THE COMPANY AND
                                   COMPENSATION FROM    ACCRUED AS PART OF       BENEFITS UPON      FUND COMPLEX PAID TO
    NAME OF PERSON, POSITION          THE COMPANY         FUND EXPENSES           RETIREMENT            DIRECTORS*
------------------------------------------------------------------------------------------------------------------------
Lynn S. Birdsong**

Winifred E. Coleman, Director                                   --                     --

Dr. Robert M. Gavin, Director                                   --                     --

Duane E. Hill, Director                                         --                     --

Phillip O. Peterson, Director                                   --                     --

Millard H. Pryor, Jr.,                                          --                     --
Director

Lowndes A. Smith, Director                                      --                     --

John K. Springer, Director***                                   --                     --

* As of December 31, 2003, five registered investment companies in the fund complex paid compensation to the directors.

**   Newly elected director on May 13, 2002.

***  Retired from board of directors, effective May 14, 2003.



       [As of March 31, 2004, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Fund.]

       The Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

       The Company, on behalf of the Fund, has entered into an investment management agreement with HL Investment Advisors LLC ("HL Advisors"). The investment management agreement provides that HL Advisors, subject to the supervision and approval of the Company's board of directors, is responsible for the management of the Fund. HL Advisors is responsible for investment management supervision of the Fund. The investment management agreement does not require HL Advisors to bear the costs of the Fund's transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the Fund including personnel, services, equipment and facilities and office space for proper operation of the Fund. Administrative services provided by Hartford Life to the Fund are covered by the management fee paid by the Fund to HL Advisors under the applicable investment management agreement. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, the Fund pays for these services directly.

       HL Advisors has entered into a sub-advisory agreement with the subadviser of the Fund. Under the sub-advisory agreement, subject to the general supervision of the board of directors and HL Advisors, the subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

       The Company has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new subadvisers, with approval by the board of directors and without obtaining approval from those contract holders that participate in the Fund. Within 90 days after hiring any new subadviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated subadviser unless contract holders approve such agreement.

       The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the contract holders participating in the Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and
       Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the "1934 Act"), except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in
       Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for the Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the Fund and the contract holders participating in the Fund and does not involve a conflict of interest from which HL Advisors or the affiliated subadviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to the Company and the Fund, including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of the Fund's assets; (c) allocate and, when appropriate, reallocate the Fund's assets among multiple subadvisers; (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

12. When a subadviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.

       As provided by the investment management agreement, the Fund pays a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the Fund's average daily net asset value as follows:

           FUND                        AVERAGE DAILY NET ASSETS       ANNUAL RATE
           ----                        ------------------------       -----------
           SmallCap Value HLS Fund     First $50,000,000                    0.900%
                                       Amount over $50 million              0.850%



       HL Advisors, not the Fund, pays the sub-advisory fee to Janus Capital Management LLC ("Janus"). The sub-advisory fee rates are as follows:



       FUND                        SUBADVISER    AVERAGE DAILY NET ASSETS      ANNUAL RATE
       ----                        ----------    ------------------------      -----------
       SmallCap Value HLS Fund     Janus         For the first $50 million        0.500%
                                                 For assets over $50 million      0.450%


       Janus pays Perkins, Wolf, McDonnell and Company, LLC ("Perkins") an amount equal to .25 of 1% of the Fund's first $50 million of average daily net assets and .225 of 1% of the Fund's net assets in excess of $50 million.

       The Fund paid the following advisory fees to its previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:


           FUND                         2003      2002         2001
           ----                         ----      ----         ----
           SmallCap Value HLS Fund      $       $ 901,570    $ 733,107


       For the last three fiscal years, HL Advisors (on or after April 2, 2001) or the Fund's previous investment adviser (prior to April 2, 2001) paid sub-advisory fees to their respective subadviser as follows:


           FUND                         2003      2002         2001
           ----                         ----      ----         ----
           SmallCap Value HLS Fund      $       $ 489,066    $ 399,879


       Pursuant to the investment management agreement and investment sub-advisory agreement, neither HL Advisors, nor the subadviser is liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its respective agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the subadviser in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.


       HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2003, HL Advisors had over $53.1 billion in assets under management.

       At a meeting of the board of directors of the Company on August 5, 2003, the board of directors unanimously approved the renewal of the existing investment management agreement and investment sub-advisory agreements with respect to the Fund. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the Fund by HL Advisors and by the investment subadvisers, including the performance of the Fund relative to an appropriate benchmark as well as compared to the Fund's appropriate peer group. The board also reviewed the investment management fee paid to HL Advisors, and by HL Advisors to Janus. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for the Fund that gradually decrease as assets increase. The board considered the high quality of the services performed for the Fund by HL Advisors and the subadvisers, including the extensive research capabilities and fundamental analysis performed. The board also considered the strong long term experience of HL Advisors and the subadvisers, the compliance structure and systems established by HL Advisors and the subadvisers, the financial viability of HL Advisors and the subadvisers and HL Advisors' or the subadvisers' control over the investment expenses such as transaction costs.


       The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the Fund. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the Fund. Finally, the board reviewed information regarding the costs of providing advisory services to the Fund, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the Fund and its shareholders for the board to renew the existing investment management agreement.

       In arriving at their decision to approve or renew each of the agreements, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

       The investment management agreement and investment sub-advisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' written notice to HL Advisors by the board of directors of the Company, by vote of the holders of a majority of the outstanding voting securities of the Fund, or on 60 days' written notice by HL Advisors to the Fund.

       The investment sub-advisory agreement between HL Advisors and Janus may be terminated at any time without the payment of any penalty by the board of directors of the Company, by vote of a majority of the outstanding voting securities of the Fund, or by Janus, upon 60 days' written notice to the other party. The investment sub-advisory agreements also terminate automatically upon the termination of the investment management agreement. In addition, the investment sub-advisory agreement between Janus and Perkins may be terminated at any time without the payment of any penalty by the board of directors of the Company, by vote of a majority of the outstanding voting securities of the Fund, or by Janus, on not less than 30 nor more than 60 days' written notice to Perkins, and by Perkins upon 90 days' written notice to Janus and the Company.

       HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Fund by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

       The Company and HL Advisors have each adopted a Code of Ethics designed to protect the interests of the Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


       The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors and HL Advisors, the subadviser is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the subadviser generally seeks reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, the subadviser may direct certain brokerage transactions to broker/dealers that pay for certain services used by the Fund.


       The subadviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the subadviser may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

       While the subadviser seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to the subadviser may receive orders for transactions from the subadviser. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to the subadviser, or its affiliates, in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the subadviser, or its affiliates, receives these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the 1934 Act, a subadviser may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the subadviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

       Investment decisions for the Fund are made independently from those of any other clients that are managed by the subadviser or its affiliates. If, however, accounts managed by the subadviser are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by the subadviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by the subadviser are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

       Accounts managed by the subadviser (or its affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be bought by the subadviser for one or more clients when one or more clients are selling the same security.

       For the last three fiscal years, the Fund has paid the following brokerage commissions:


           FUND                           2003       2002        2001
           ----                           ----       ----        ----
           SmallCap Value HLS Fund        $       $ 246,220   $ 148,269


       In general, changes in the amount of brokerage commissions paid by the Fund are due primarily to the Fund's asset growth, cash flows and changes in portfolio turnover.


       For the fiscal year ended December 31, 2003, the Fund paid $_____________ in brokerage commissions to firms that provided research and execution services. The total amount of the transactions on which these commissions were paid was $_____________.


                                  FUND EXPENSES

       The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders, expenses related to distribution activities as provided under the Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Fund's operations and interest.

                            DISTRIBUTION ARRANGEMENTS

       The Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates, and by entities associated with The Hartford, Fortis Benefits and First Fortis, and to certain qualified retirement plans.

       The Fund has adopted a distribution plan (the "Plan") for Class IB shares pursuant to appropriate resolutions of the Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

       Pursuant to the Plan, the Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of the Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of the Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

       Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of the Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Fund investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

       In accordance with the terms of the Plan, the distributor provides to the Fund, for review by the Fund's board of directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

       The Plan was adopted by a majority vote of the Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the directors identified and considered a number of potential benefits which the Plan may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of the Fund. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the board of directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund affected thereby. The Plan will automatically terminate in the event of its assignment.


       The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Fund's shares and/or for the servicing of those shares.


                        PURCHASE AND REDEMPTION OF SHARES

       For information regarding the purchase or sale (redemption) of Fund shares, see "Purchase and Redemption of Fund Shares" in the Fund's prospectus.

                            SUSPENSION OF REDEMPTIONS

       Under unusual circumstances, the Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE


       The net asset value of the shares of the Fund is determined by Hartford Life in the manner described in the Fund's prospectus. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the board of directors. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

       Equity securities are valued at the official closing price or at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company's board of directors.

       Foreign securities markets may trade on days when the Fund does not compute its net asset value or may close at times that differ from the close of the NYSE. If an event that affects the value of a security occurs after the publication of market quotations used by the Fund to price its securities but before the close of regular trading on the NYSE, the Fund may use fair-value estimates as determined under procedures established by the board of directors.


       Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

                    OWNERSHIP AND CAPITALIZATION OF THE FUND

       CAPITAL STOCK The board of directors of the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares for the SmallCap Value HLS Fund, designated as Class IA (offered through another SAI) and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.


       Except as described below, Fortis Benefits (or its affiliates), as of March 31, 2004, was the sole shareholder of record of the Fund (such shares are held for the benefit of contractholders and policy owners).

       Hartford Life, which is the only other shareholder of the Fund, owned _______% of the Fund as of March 31, 2004.


       SHARE CLASSES Under the Fund's multi-class plan, shares of each class of the Fund represent an equal pro-rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Company's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

       VOTING Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Most of the shares of the Fund are held of record by insurance companies. The insurance companies will generally vote Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Fund. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

       Matters in which the interests of all the funds that are series of Hartford HLS Series Fund II, Inc. (the "HLS Funds") are substantially identical (such as the election of directors or the ratification of the selection of the independent auditors) are voted on by all shareholders without regard to the separate HLS Funds. Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund. Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund. Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

       OTHER RIGHTS Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                     n
                               P(1+T)  = ERV

Where:

P  =  a hypothetical initial payment of      n   =  number of years
      $1,000, less the maximum sales load
      applicable to the Fund                 ERV =  ending redeemable value of
                                                    the hypothetical $1,000
T  =  average annual total return                   initial payment made at the
                                                    beginning of the designated
                                                    period (or fractional
                                                    portion thereof)

       The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

       One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

       Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

       The Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

       NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standarized Returns"). Non-Standarized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.





       Class IB shares of the Fund commenced operations on July 1, 2003. Because Class IB shares have been offered for less than one full calendar year, performance history of the Fund's Class IA shares, which are offered through a separate SAI, is shown below for periods ending December 31, 2003. The returns for Class IB shares would have been substantially similar to that shown for Class IA shares because all of the Fund's shares are invested in the same portfolio of securities, although the actual returns for the Class IB shares would have been lower than the returns shown for the Fund's Class IA shares due to higher Class IB expenses. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the chart below.

                                                   TOTAL RETURN
                                                   ------------
                                           SINCE
                                         INCEPTION      1 YEAR     5 YEARS
                                         ---------      ------     -------
           SmallCap Value HLS Fund           %             %          %
                Class IA (May 1, 1998)*



           *Performance information is based on the inception date of the Class IA shares as discussed above.


       The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends and Distributions" and "Federal Income Taxes" in the Fund's prospectus).

       Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

       STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                          a-b     6
                       2[(--- + 1)  - 1]
                          cd

Where:

a  = net investment income earned during     c   = the average daily number of
     the period attributable to the subject        shares of the subject class
     class                                         outstanding during the
                                                   period that were entitled to
                                                   receive dividends
b  = net expenses accrued for the period
     attributable to the subject class       d   = the maximum offering price
                                                   per share of the subject
                                                   class on the last day of the
                                                   period


       Net investment income will be determined in accordance with rules established by the SEC.

       GENERAL INFORMATION From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

       The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

       The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

       The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.


       The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index.


       The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

       In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute), may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

       From time to time, in reports or promotional literature, the Fund may discuss, or provide quotes or commentary of its current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Fund may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

       From time to time, the Fund and HL Advisors also may refer to the following information:

       - The geographic and industry distribution of the Fund's portfolios and the Fund's top ten holdings;
       - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
       - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
       - Allegorical stories illustrating the importance of persistent long-term investing;
       - The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.;
       - Historical information regarding HL Advisors, the subadviser and their affiliates; and
       -      Historical information regarding the asset size of the Fund.

       The Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

       From time to time the Company may publish the sales of shares of the Fund on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

       The Fund is offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Fund should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Fund's performance information and reduces an investor's return under the Contract. The Fund's annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUND

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUND IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.


       The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If the Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).


       The Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

       The Fund should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the Fund's only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

       The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Fund. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

       The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to the Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

       - no more than 55% of the Fund's total assets may be represented by any one investment
       -      no more than 70% by any two investments
       -      no more than 80% by any three investments
       -      no more than 90% by any four investments

       Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

       Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in the Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

       The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a REGULATED INVESTMENT COMPANY.

       If for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's investment adviser and the Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment subadviser might otherwise select.

       [For the fiscal year ended December 31, 2003, the Fund had no capital loss carryforwards.]

       If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Fund would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.


       Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

       If the Fund invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

       The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

       Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in the Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

       Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

       Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the Fund. The transfer agent issues and redeems shares of the Fund and disburses any dividends declared by the Fund.

                                   DISTRIBUTOR

       Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the Fund's distributor.

                              INDEPENDENT AUDITORS


       The audited financial statements and the financial highlights with respect to Class IB shares of the Fund for the fiscal period ended December 31, 2003 have been audited by ___________________, independent auditors, as set forth in their report with respect thereto. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of the independent auditors as experts in accounting and auditing. The principal business address of ___________________ is ___________________.






                      PROXY VOTING POLICIES AND PROCEDURES

       The Fund has granted to Perkins the authority to vote proxies on its behalf with respect to the assets managed by Perkins. A summary of Perkins' proxy voting policies and procedures is set forth as Appendix B to this SAI.


                              FINANCIAL STATEMENTS


       The Company's audited financial statements with respect to Class IB shares of the Fund for the fiscal period ended December 31, 2003, together with the notes thereto and report of ___________________, independent auditors to the Company, contained in the Company's annual report as filed with the SEC, are incorporated by reference into this SAI.

                                   APPENDIX A


       The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

       MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

       Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

       A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

       STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

       AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

       AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

       A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

       BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

       BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

       MOODY'S

       Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

       -      Leading market positions in well-established industries.

       -      High rates of return on funds employed.

       - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

       - Well-established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

       Issuers rated Not Prime do not fall within any of the Prime rating categories.

       STANDARD & POOR'S

       The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

       -      Liquidity ratios are adequate to meet cash requirements.

       - Liquidity ratios are basically as follows, broken down by the type of issuer:

                     Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                     Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                     Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

       - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

       - The issuer has access to at least two additional channels of borrowing.

       - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

       - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

       -      The reliability and quality of management are unquestioned.

                                   APPENDIX B

                    PERKINS, WOLF, MCDONNELL AND COMPANY, LLC
                              PROXY VOTING SUMMARY

Perkins, Wolf, McDonnell and Company, LLC ("Perkins Wolf") votes proxies in the best interest of its shareholders. Perkins Wolf will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

PROXY VOTING PROCEDURES

Perkins Wolf has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins Wolf portfolio managers vote proxies on securities held by the portfolio Perkins Wolf manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins Wolf portfolio managers are responsible for proxy votes on securities they own in the portfolio they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins Wolf has delegated the administration of its proxy voting to Janus Capital Management LLC ("Janus"). Janus, on Perkins Wolf's behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.
The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins Wolf believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Starting in August 2004, on an annual basis, Janus, on Perkins Wolf's behalf, will provide its proxy voting record for each mutual fund subadvised by Perkins Wolf for the one-year period ending on June 30th on Janus' website.

PROXY VOTING POLICIES

As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

BOARD OF DIRECTORS ISSUES

Perkins Wolf will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins Wolf will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins Wolf will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

AUDITOR ISSUES

Perkins Wolf will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

EXECUTIVE COMPENSATION ISSUES

Perkins Wolf reviews executive compensation plans on a case by case basis. However, Perkins Wolf will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins Wolf will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

GENERAL CORPORATE ISSUES

Perkins Wolf will generally oppose proposals for different classes of stock with different voting rights. Perkins Wolf will review anti-takeover measures on a case by case basis. Perkins Wolf will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case by case basis.

SHAREHOLDER PROPOSALS

If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins Wolf will generally vote pursuant to that Perkins Wolf Guideline. Otherwise, Perkins Wolf will generally oppose the shareholder proposal.

                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

          a.(i) Amended and Restated Articles of Incorporation (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          a.(ii) Amendment to the Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          a.(iii) Articles Supplementary (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          b. By-Laws (incorporated by reference to Post-Effective Amendment #32 filed on January 24, 2003)

          c.       Not Applicable

          d.(i) Investment Management Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(ii) Investment Management Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(iii) Sub-Advisory Agreement with A I M Capital Management, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(iv) Investment Sub-Advisory Agreement with The Dreyfus Corporation (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(v) Investment Sub-Advisory Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(vi) Sub-Investment Advisory Agreement with Janus Capital Management LLC (incorporated by reference to Post-Effective Amendment #34 filed on April 30, 2003)
          d.(vii) Sub-Management Agreement between Janus Capital Management LLC and Perkins, Wolf, McDonnell and Company, LLC (incorporated by reference to Post-Effective Amendment #34 filed on April 30, 2003)

          d.(viii) Investment Sub-Advisory Agreement with Lazard Freres Asset
                   Management (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(ix) Investment Sub-Advisory Agreement with Massachusetts Financial Services Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(x) Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(xi) Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          d.(xii) Investment Sub-Advisory Agreement with Holland Capital Management, L.P. relating to Hartford LargeCap Growth HLS Fund (filed herewith)

          d.(xiii) Amendment to Sub-Investment Advisory Agreement (Janus Capital
                   Management LLC) (filed herewith)

          d.(xiv) Form of Investment Sub-Advisory Agreement with Holland Capital Management, L.P. relating to Hartford Capital Opportunities HLS Fund (to be filed by amendment)

          e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          e.(ii) Amendment to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #32 filed on January 24, 2003)

          f.       Not Applicable

          g.(i) Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
          g.(ii) Remote Access Services Addendum to Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          g.(iii)  First Amendment to Custodian Contract (filed herewith)

          h.(i) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment #34 filed on April 30, 2003)

          h.(ii) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment #34 filed on April 30, 2003)

          h.(iii)  Share Purchase Agreement (filed herewith)

          h.(iv)   Share Purchase Agreement (filed herewith)

          h.(v) Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #34 filed on April 30,
                   2003)

          h.(vi) Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          i.       Opinion and Consent of Counsel (to be filed by amendment)

          j.(i)    Consent of Independent Accountant (to be filed by amendment)

          j.(ii)   Consent of Independent Accountant (to be filed by amendment)

          k.       Not Applicable

          l.       Not Applicable

          m. Distribution Plan - Class IB Shares (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          n. Amended and Restated Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

          o.       Not Applicable

          p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored

                   Mutual Funds (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          p.(ii) Code of Ethics of A I M Capital Management, Inc. (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          p.(iii) Code of Ethics of The Dreyfus Corporation (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          p.(iv) Code of Ethics of Hartford Investment Management Company (filed herewith)

          p.(v) Code of Ethics of Janus Capital Management LLC (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          p.(vi) Code of Ethics of Lazard Asset Management LLC (filed herewith)

          p.(vii) Code of Ethics of Massachusetts Financial Services Company (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          p.(viii) Code of Ethics of T. Rowe Price Associates, Inc.
                   (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

          p.(ix) Code of Ethics of Wellington Management Company, LLP (filed herewith)

          p.(x) Code of Ethics of Holland Capital Management, L.P. (filed herewith)

          q.(i)    Power of Attorney (filed herewith)

          q.(ii) Certified copy of Board Resolution (incorporated by reference to Post-Effective Amendment #33 filed on February 11, 2003)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of December 31, 2003, any persons directly or indirectly under common control with Hartford HLS Series Fund II, Inc. are either (i) Fortis Benefits Insurance Company ("Fortis Benefits") or First Fortis Life Insurance Company ("First Fortis") or their affiliates (Fortis Benefits and

          First Fortis are wholly-owned subsidiaries of Fortis, Inc. which is itself indirectly owned 50% by Fortis N.V. (headquartered in Utrecht, The Netherlands) and 50% by Fortis (SA/NV) (headquartered in Brussels, Belgium)) or (ii) affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland Corporation (information about such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 3, 2003.)

Item 25.  INDEMNIFICATION

     The relevant portion of Article V of the Articles of Incorporation provides:

          (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the Maryland General Corporation Law and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and other applicable law, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC         OTHER BUSINESS
----                              ------------------------         --------------
Thomas M. Marra                   President, CEO and Manager       President and Chief Operating Officer of
                                                                   Hartford Life, Inc.(1) ("HL Inc.")

John C. Walters                   Executive Vice President and     Executive Vice President and Director of
                                  Manager                          the Investment Products Division of
                                                                   Hartford Life Insurance Company(2)
                                                                   ("HLIC")

Walter E. Watkins, Jr.            Chief Compliance Officer         Chief Compliance Officer of Hartford
                                                                   Investment Financial Services, LLC(3)

William H. Davison, Jr.           Senior Vice President            Managing Director of Hartford Investment
                                                                   Management Company(4) ("Hartford
                                                                   Investment Management")

Stephen T. Joyce                  Senior Vice President            Senior Vice President and Director of
                                                                   Investment Products Management for HLIC

David N. Levenson                 Senior Vice President            Senior Vice President of HLIC

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC         OTHER BUSINESS
----                              ------------------------         --------------
Christine H. Repasy               Senior Vice President,           Senior Vice President and General Counsel
                                  General Counsel and Corporate    of HL Inc.
                                  Secretary

David Znamierowski                Senior Vice President and        President of Hartford Investment
                                  Manager                          Management

George R. Jay                     Controller                       Assistant Vice President and Secretary of
                                                                   HLIC

David A. Carlson                  Vice President and Director      Vice President and Director of Taxes of
                                  of Taxes                         HL Inc.

Kevin J. Carr                     Vice President and Assistant     Assistant General Counsel of The Hartford
                                  Secretary                        Financial Services Group, Inc.(5) ("The
                                                                   Hartford")

Mary Jane Bartolotta Fortin       Vice President                   Senior Vice President of HL Inc.

Bruce W. Ferris                   Manager                          Senior Vice President and a Director of
                                                                   Sales and Marketing in the Investment
                                                                   Products Division of HLIC

John N. Giamalis                  Treasurer                        Vice President and Treasurer of HL Inc.

Todd G. Picken                    Assistant Treasurer              Assistant Treasurer of HLIC

Dawn M. Cormier                   Assistant Secretary              Assistant Secretary HL Inc.

Sarah J. Harding                  Assistant Secretary              Assistant Secretary of HLIC

Diane E. Tatelman                 Assistant Secretary              Assistant Secretary HL Inc.

     (1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089
     (2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089
     (3) The principal business address for Hartford Investment Financial Services, LLC is 200 Hopmeadow Street, Simsbury, CT 06089
     (4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105
     (5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115

Item 27.  PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

Hartford Life Insurance Company               Separate Account One
                                              Separate Account Two
                                              Separate Account Two (DC Variable Account I)
                                              Separate Account Two (DC Variable Account II)
                                              Separate Account Two (QP Variable Account)
                                              Separate Account Two (Variable Account "A")
                                              Separate Account Two (NQ Variable Account)
                                              Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Seven
                                              Separate Account Eleven

Hartford Life and Annuity Insurance Company   Separate Account One
                                              Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Six
                                              Separate Account Seven

Hart Life Insurance Company                   Separate Account One
                                              Separate Account Two

American Maturity Life Insurance Company      Separate Account AMLVA

Servus Life Insurance Company                 Separate Account One
                                              Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

NAME AND PRINCIPAL                                                                 POSITION AND OFFICES
BUSINESS ADDRESS*                POSITIONS AND OFFICES WITH UNDERWRITER            WITH REGISTRANT
-----------------                --------------------------------------            ---------------
Thomas M. Marra                  President, Chief Executive Officer, Chairman of   President
                                 the Board and Director
John C. Walters                  Executive Vice President and Director             Vice President
Christine H. Repasy              Senior Vice President, General Counsel and        None
                                 Corporate Secretary
David A. Carlson                 Vice President and Director of Corporate          None
                                 Finance
Bruce W. Ferris                  Vice President                                    Vice President
Stephen T. Joyce                 Vice President                                    Vice President
Martin A. Swanson                Vice President                                    None
George R. Jay                    Controller                                        Controller & Treasurer
Lizabeth H. Zlatkus              Director                                          None
John N. Giamalis                 Treasurer                                         None
Todd G. Picken                   Assistant Treasurer                               None
Dawn M. Cormier                  Assistant Secretary                               None
Sarah J. Harding                 Assistant Secretary                               None
Patrice Kelly-Ellis              Assistant Secretary                               None
Glen J. Kvadus                   Assistant Secretary                               None
Paul E. Olson**                  Assistant Secretary                               None
Diane E. Tatelman                Assistant Secretary                               None
Joseph W. Tedesco, Jr.***        Assistant Secretary                               None

     * Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089
    ** Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125 *** Principal business address is Hartford Plaza, Hartford, CT 06115

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.  MANAGEMENT SERVICES

          Not Applicable

Item 30.  UNDERTAKINGS

          Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of February, 2004.


                                      HARTFORD HLS SERIES FUND II, INC.


                                      By:             *
                                         ---------------------------------------
                                             David M. Znamierowski
                                             Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE                          DATE
---------                      -----                          ----
             *                 President                      February 11, 2004
---------------------------    (Chief Executive Officer)
David M. Znamierowski


             *                 Controller & Treasurer         February 11, 2004
---------------------------    (Chief Accounting Officer &
George R. Jay                  Chief Financial Officer)

             *                 Director                       February 11, 2004
---------------------------
Lynn S. Birdsong


             *                 Director                       February 11, 2004
---------------------------
Winifred E. Coleman


             *                 Director                       February 11, 2004
---------------------------
Robert M. Gavin, Jr.


             *                 Director                       February 11, 2004
---------------------------
Duane E. Hill

             *                 Director and Chairman          February 11, 2004
---------------------------    of the Board
Thomas M. Marra


             *                 Director                       February 11, 2004
---------------------------
Phillip O. Peterson


             *                 Director                       February 11, 2004
---------------------------
Millard H. Pryor, Jr.


             *                 Director                       February 11, 2004
---------------------------
Lowndes A. Smith


/s/ Kevin J. Carr                                             February 11, 2004
---------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.

d.(xii) Investment Sub-Advisory Agreement with Holland Capital Management, L.P. relating to Hartford LargeCap Growth HLS Fund

d.(xiii) Amendment to Sub-Investment Advisory Agreement (Janus Capital Management LLC)

g.(iii)     First Amendment to Custodian Contract

h.(iii)     Share Purchase Agreement

h.(iv)      Share Purchase Agreement

p.(iv)      Code of Ethics of Hartford Investment Management Company

p.(vi)      Code of Ethics of Lazard Asset Management LLC

p.(ix)      Code of Ethics of Wellington Management Company, LLP

p.(x)       Code of Ethics of Holland Capital Management, L.P.

q.          Power of Attorney